UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 to September 30, 2012

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

		VALUE
	SHARES	(Note 3)
COMMON STOCKS - 89.7%
Australia - 3.3%
AGL Energy Ltd.	22,001	$340,861
Alumina Ltd. (a)	37,995	33,083
Arrium Ltd.	70,988	39,798
ASX Ltd.	2,722	83,170
Australia & New Zealand Banking
Group Ltd.	39,411	1,007,172
BHP Billiton Ltd.	56,623	1,934,742
Boart Longyear Ltd.	104,536	176,881
CFS Retail Property Trust Group REIT	36,456	72,740
Coca-Cola Amatil Ltd.	4,321	60,664
Commonwealth Bank of Australia	19,779	1,138,837
Computershare Ltd.	7,001	60,067
CSL Ltd.	12,744	606,153
Dexus Property Group REIT	74,910	73,647
Downer EDI Ltd. †	55,750	206,388
Flight Centre Ltd. (a)	2,062	50,079
Fortescue Metals Group Ltd.	19,404	69,565
Goodman Group REIT	18,724	76,529
GPT Group - In Specie REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	104,308
GrainCorp Ltd., Class A	5,554	51,658
Lend Lease Group	8,523	69,038
Macquarie Group Ltd.	15,212	446,056
Metcash Ltd.	10,487	38,393
Mirvac Group REIT	51,825	76,645
Mount Gibson Iron Ltd.	216,413	167,098
Myer Holdings Ltd.	12,988	23,378
National Australia Bank Ltd.	48,217	1,267,712
Newcrest Mining Ltd.	12,358	371,495
Nufarm Ltd.	7,082	44,527
OZ Minerals Ltd.	5,222	36,252
Pacific Brands Ltd.	224,391	140,945
Primary Health Care Ltd. (a)	53,534	200,032
Qantas Airways Ltd. †	77,651	97,722
QBE Insurance Group Ltd.	7,362	98,322
Rio Tinto Ltd.	13,290	729,983
Sonic Healthcare Ltd.	22,861	320,240
SP AusNet (a)	82,211	89,127
Stockland REIT	43,746	150,911
Suncorp Group Ltd.	6,114	58,318
Tabcorp Holdings Ltd.	67,828	193,833
Telecom Corp of New Zealand Ltd. (a)	255,086	499,699
Telstra Corp. Ltd.	233,573	946,903
Wesfarmers Ltd.	12,832	454,154
Westfield Group REIT	35,184	369,727
Westfield Retail Trust REIT	46,500	138,845
Westpac Banking Corp. (a)	37,383	958,532
Woolworths Ltd.	21,538	641,336

		14,815,565

Belgium - 0.6%
Anheuser-Busch InBev NV	24,188	2,069,251
Umicore SA	16,041	839,727

		2,908,978

Canada - 4.5% (1)
Agrium, Inc.	6,400	664,022
Alimentation Couche Tard, Inc.,
Class B	13,300	611,224
ARC Resources Ltd.	4,700	114,261
Athabasca Oil Corp. †	4,800	64,352
Bank of Montreal	2,080	122,926
Bank of Nova Scotia	3,299	180,940

		VALUE
	SHARES	(Note 3)
Canada - 4.5% (1) (continued)
Barrick Gold Corp.	16,700	$697,829
Baytex Energy Corp.	1,900	90,294
BCE, Inc.	7,109	312,750
Bonavista Energy Corp.	1,300	23,062
Brookfield Asset Management, Inc.,
Class A	8,102	279,709
Brookfield Office Properties, Inc.	2,845	47,286
Canadian Imperial Bank of Commerce	11,300	884,483
Canadian National Railway Co.	10,600	937,945
Canadian Oil Sands Ltd.	19,834	424,683
Canadian Tire Corp. Ltd., Class A	3,600	259,115
Cenovus Energy, Inc.	11,300	394,368
CGI Group, Inc., Class A †	3,700	99,359
Crescent Point Energy Corp.	4,600	203,680
Eldorado Gold Corp.	10,600	161,626
Empire Co., Ltd., Class A	4,500	270,888
Enbridge, Inc.	3,400	132,804
Encana Corp.	11,100	243,091
Enerplus Corp.	2,951	48,928
Ensign Energy Services, Inc.	9,400	144,380
Finning International, Inc.	17,900	434,072
Franco-Nevada Corp.	2,100	123,787
Goldcorp, Inc.	12,788	587,174
Great-West Lifeco, Inc.	3,145	71,531
Husky Energy, Inc.	29,300	787,413
IAMGOLD Corp.	32,000	507,456
Imperial Oil Ltd.	21,900	1,008,010
Inmet Mining Corp.	3,980	189,183
Intact Financial Corp.	2,600	158,153
Magna International, Inc.	8,134	351,720
Manulife Financial Corp.	25,700	309,780
MEG Energy Corp. †	2,000	76,066
National Bank of Canada	5,814	439,998
New Gold, Inc. †	7,000	85,800
Nexen, Inc.	8,700	220,354
Onex Corp.	10,500	414,403
Open Text Corp. †	900	49,628
Osisko Mining Corp. †	5,500	54,491
Penn West Petroleum Ltd.	7,500	106,729
Power Corp. of Canada	4,746	115,379
Progress Energy Resources Corp.	3,100	69,057
Research In Motion Ltd. †	7,500	57,370
RioCan Real Estate Investment Trust
REIT	2,100	59,106
Rogers Communications, Inc.,
Class B	19,200	777,296
Royal Bank of Canada	20,024	1,151,619
Russel Metals, Inc.	3,600	100,775
Silver Wheaton Corp.	5,300	210,685
Sun Life Financial, Inc.	34,700	805,466
Suncor Energy, Inc.	37,282	1,226,427
Teck Resources Ltd., Class B	9,493	280,126
TMX Group Ltd. †	99	5,063
Toronto-Dominion Bank/The	8,012	668,196
Tourmaline Oil Corp. †	1,900	59,313
TransCanada Corp. (a)	11,100	505,151
Turquoise Hill Resources Ltd. †	4,885	41,590
Valeant Pharmaceuticals
International, Inc. †	4,574	252,452
Vermilion Energy, Inc.	1,500	70,491
Viterra, Inc.	5,900	96,683

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

		VALUE
	SHARES	(Note 3)
Canada - 4.5% (1) (continued)
Yamana Gold, Inc.	12,000	$229,234

		20,171,232

China - 0.0% (c)
Foxconn International Holdings Ltd. †	32,101	10,528

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	14,400	344,071

Denmark - 0.8%
Coloplast A/S, Class B	4,573	952,932
Danske Bank A/S †	10,597	190,976
DSV A/S	14,561	326,891
Novo Nordisk A/S, Class B	13,544	2,131,473

		3,602,272

Finland - 0.4%
Kone OYJ, Class B	5,983	414,676
Metso OYJ	43,955	1,574,490

		1,989,166

France - 2.9%
Arkema SA	6,498	608,228
AtoS	3,586	249,503
AXA SA	30,119	448,402
BNP Paribas SA	16,706	792,050
Bouygues SA	21,050	511,878
Christian Dior SA	1,281	171,593
Cie Generale des Etablissements
Michelin	12,464	975,953
Danone SA	10,243	630,242
Dassault Systemes SA	2,905	305,211
Edenred	10,876	305,394
Eiffage SA	2,615	85,735
European Aeronautic Defence and
Space Co. NV	6,605	209,345
Klepierre REIT	1,740	60,964
Publicis Groupe SA	2,961	165,617
Renault SA	18,055	845,988
Safran SA	2,688	96,686
Sanofi	26,147	2,237,569
SES SA FDR	1,045	28,417
Societe BIC SA	3,987	481,559
Societe Generale SA †	10,937	309,932
Total SA	45,416	2,259,443
Unibail-Rodamco SE REIT	1,690	336,759
Vinci SA	3,951	168,107
Vivendi SA	53,624	1,044,971

		13,329,546

Germany - 3.0%
Adidas AG	10,466	858,853
BASF SE	18,509	1,563,938
Bayer AG	10,917	938,749
Bayerische Motoren Werke AG	5,658	414,899
Brenntag AG	204	26,140
Continental AG	8,322	816,177
Deutsche Bank AG	31,151	1,233,874
Deutsche Post AG	83,272	1,626,778
E.ON AG	34,185	812,336
Fresenius SE & Co. KGaA	1,761	204,482
GEA Group AG	15,893	481,857
Hannover Rueckversicherung AG	11,338	725,539
Infineon Technologies AG	98,408	625,494
Kabel Deutschland Holding AG †	2,604	185,886

		VALUE
	SHARES	(Note 3)
Germany - 3.0% (continued)
Merck KGaA	11,144	$1,375,649
RWE AG	5,314	237,791
Salzgitter AG	4,820	186,542
SAP AG	14,749	1,049,589

		13,364,573

Hong Kong - 1.2%
AIA Group Ltd.	145,800	540,252
ASM Pacific Technology Ltd. (a)	2,982	35,261
BOC Hong Kong Holdings Ltd.	68,500	216,638
Cheung Kong Holdings Ltd.	18,201	265,893
Cheung Kong Infrastructure Holdings
Ltd.	5,749	34,767
Chinese Estates Holdings Ltd.	13,000	18,407
CLP Holdings Ltd.	43,011	365,077
First Pacific Co., Ltd.	34,000	36,768
Hang Lung Group Ltd.	11,791	74,460
Hang Seng Bank Ltd.	21,957	335,657
HKT Trust/HKT Ltd.	842	714
Hong Kong & China Gas Co., Ltd.	89,200	225,480
Hong Kong Exchanges and Clearing
Ltd.	16,169	242,920
Hopewell Holdings Ltd.	28,695	98,879
Hutchison Whampoa Ltd.	38,489	371,179
Hysan Development Co., Ltd.	46,823	212,620
Kerry Properties Ltd.	38,000	191,625
Li & Fung Ltd.	111,468	171,890
Link REIT/The REIT (a)	34,329	162,594
Mongolia Energy Corp. Ltd. †	885	37
New World Development Co., Ltd.	58,173	89,645
NWS Holdings Ltd.	19,500	31,256
PCCW Ltd.	65,406	26,664
Sino Land Co., Ltd.	106,000	197,399
SJM Holdings Ltd.	116,000	250,668
Sun Hung Kai Properties Ltd.	16,022	233,127
Swire Pacific Ltd., Class A	11,818	144,283
Swire Properties Ltd.	72	222
Television Broadcasts Ltd.	442	3,263
Wharf Holdings Ltd.	30,604	211,621
Wheelock & Co., Ltd.	34,844	149,696
Wing Hang Bank Ltd.	3,000	28,090
Wynn Macau Ltd. (a)	67,600	181,233
Yue Yuen Industrial Holdings Ltd.	66,123	221,750

		5,370,035

Ireland - 0.4%
Accenture PLC, Class A (1)	12,400	868,372
James Hardie Industries SE CDI	4,289	38,521
Seagate Technology PLC (1)(a)	25,800	799,800

		1,706,693

Italy - 1.1%
Assicurazioni Generali SpA	18,525	267,064
Enel SpA	243,861	863,917
Eni SpA (a)	68,444	1,500,530
Fiat Industrial SpA	25,628	250,980
Intesa Sanpaolo SpA	181,257	276,389
Prysmian SpA	19,581	349,989
Telecom Italia SpA	1,133,228	1,138,389
Tenaris SA	13,412	274,464
UniCredit SpA †	67,592	281,273

		5,202,995

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

		VALUE
	SHARES	(Note 3)
Japan - 7.4%
Ajinomoto Co., Inc.	36,000	$563,879
Alfresa Holdings Corp.	5,700	280,779
Asahi Glass Co., Ltd.	236	1,570
Asahi Kasei Corp.	78,000	402,062
Astellas Pharma, Inc.	15,900	805,811
Brother Industries Ltd.	42,000	389,012
Canon, Inc.	24,745	794,258
Casio Computer Co., Ltd. (a)	30,500	216,052
Central Japan Railway Co.	6,900	605,661
Chiyoda Corp.	32,000	497,149
Chubu Electric Power Co., Inc.	54	701
Chugai Pharmaceutical Co., Ltd.	16,600	347,927
Credit Saison Co., Ltd.	75	1,812
Daicel Corp.	40,000	239,582
Daido Steel Co., Ltd.	17,000	78,950
Daihatsu Motor Co., Ltd.	6,000	99,970
Dainippon Sumitomo Pharma Co.,
Ltd.	10,100	110,970
Daito Trust Construction Co., Ltd.	1,586	159,209
Daiwa House Industry Co., Ltd.	8,151	118,107
Daiwa Securities Group, Inc.	27,000	102,554
Denki Kagaku Kogyo KK	26,000	80,575
DIC Corp.	495	803
East Japan Railway Co.	3,812	252,221
FANUC Corp.	400	64,383
Fuji Heavy Industries Ltd.	733	6,107
FUJIFILM Holdings Corp.	44	737
Fujitsu Ltd.	141,115	529,777
Fukuoka Financial Group, Inc.	125,000	507,543
Furukawa Electric Co., Ltd. †	46,000	86,428
Hakuhodo DY Holdings, Inc.	780	52,545
Hino Motors Ltd.	975	6,383
Hitachi High-Technologies Corp.	10,758	259,720
Honda Motor Co., Ltd.	13,597	420,220
Hoya Corp.	6	132
IHI Corp.	198,000	440,983
Isetan Mitsukoshi Holdings Ltd.	27,000	281,326
Isuzu Motors Ltd.	88,000	424,050
ITOCHU Corp.	88	888
J Front Retailing Co., Ltd.	26,000	145,711
Japan Petroleum Exploration Co.	6,700	268,516
Japan Real Estate Investment Corp.
REIT	7	70,444
Japan Retail Fund Investment Corp.
REIT	18	32,140
Japan Tobacco, Inc.	31,600	945,906
JGC Corp.	15,000	499,564
JTEKT Corp.	30,388	240,204
JX Holdings, Inc.	14	76
Kajima Corp. (a)	88,000	240,059
Kaneka Corp.	354	1,704
Kao Corp.	9,600	282,252
Keisei Electric Railway Co., Ltd.	41,461	374,013
Kinden Corp.	284	1,787
Kobe Steel Ltd.	759	601
Koito Manufacturing Co., Ltd.	34,000	392,517
Konica Minolta Holdings, Inc.	60,500	465,408
Kubota Corp.	343	3,462
Makita Corp.	46	1,781
Marubeni Corp.	12,000	76,290
Medipal Holdings Corp.	13,800	189,958
Miraca Holdings, Inc.	28	1,257
Mitsubishi Corp.	36	652

		VALUE
	SHARES	(Note 3)
Japan - 7.4% (continued)
Mitsubishi Estate Co., Ltd.	18,764	$358,770
Mitsubishi UFJ Financial Group, Inc.	303,949	1,422,346
Mitsubishi UFJ Lease & Finance Co.,
Ltd.	4,038	170,004
Mitsui & Co., Ltd.	32,089	450,198
Mitsui Fudosan Co., Ltd.	17,598	351,655
Mitsumi Electric Co., Ltd. †	40	214
Mizuho Financial Group, Inc. (a)	313,241	508,402
Namco Bandai Holdings, Inc.	29,400	498,068
NEC Corp. †	51,000	80,932
NGK Spark Plug Co., Ltd.	8,000	84,165
NHK Spring Co., Ltd.	15,200	130,607
Nippon Building Fund, Inc. REIT	8	86,233
Nippon Kayaku Co., Ltd.	546	5,852
Nippon Meat Packers, Inc.	97	1,244
Nippon Steel Corp.	26,822	54,925
Nippon Telegraph & Telephone Corp.	7,948	378,166
Nishi-Nippon City Bank Ltd./The	22,363	51,761
Nisshin Steel Co., Ltd.	212,000	228,191
Nitto Denko Corp.	7,694	366,233
Nomura Holdings, Inc.	58,800	209,981
Nomura Real Estate Holdings, Inc.	1,700	29,809
NSK Ltd. (a)	70,000	406,552
NTT DOCOMO, Inc.	153	247,198
Obayashi Corp.	77,000	350,902
OJI Paper Co., Ltd. (a)	682	2,076
Omron Corp.	31	596
ORIX Corp.	1,599	160,155
Osaka Gas Co., Ltd.	129,446	569,539
Otsuka Corp.	1,100	98,371
Otsuka Holdings Co., Ltd.	2,200	68,180
Pacific Metals Co., Ltd.	720	2,450
Panasonic Corp. (a)	49,700	328,837
Rengo Co., Ltd.	884	4,062
Resona Holdings, Inc.	125,600	514,269
Sapporo Hokuyo Holdings, Inc.	68	194
Seino Holdings Co., Ltd.	100	633
Sekisui Chemical Co., Ltd.	52,000	418,818
Sekisui House Ltd.	9,000	89,347
Seven & I Holdings Co., Ltd.	28,030	858,932
Shimamura Co., Ltd.	1,800	209,553
Shinsei Bank Ltd.	354,000	457,290
Shionogi & Co., Ltd. (a)	19,100	291,064
Softbank Corp.	13,000	525,610
Sojitz Corp. (a)	168,216	217,481
Sony Corp.	17	199
Stanley Electric Co., Ltd.	8,100	119,911
Sumco Corp. †	5,300	35,679
Sumitomo Corp. (a)	49,700	668,595
Sumitomo Heavy Industries Ltd.	142,000	484,067
Sumitomo Metal Mining Co., Ltd.	29,000	364,862
Sumitomo Mitsui Financial Group, Inc.	25,649	799,176
Sumitomo Mitsui Trust Holdings, Inc.	51,000	151,411
Sumitomo Realty & Development Co.,
Ltd.	5,624	149,027
Suzuken Co., Ltd.	11,900	394,555
Suzuki Motor Corp.	30,400	590,457
T&D Holdings, Inc.	30,800	332,556
Taisei Corp. (a)	169,000	484,252
Takashimaya Co., Ltd.	11,000	75,416
Takeda Pharmaceutical Co., Ltd.	3,769	173,403
THK Co., Ltd.	11,700	178,770
Tohoku Electric Power Co., Inc. †	6,900	55,455

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

		VALUE
	SHARES	(Note 3)
Japan - 7.4% (continued)
Tokai Rika Co., Ltd.	65	$912
Tokyo Electric Power Co., Inc †	26,870	44,234
Tokyo Gas Co., Ltd.	61,000	335,435
Tokyu Land Corp.	5,000	26,720
Tosoh Corp.	186,000	353,137
Toyota Boshoku Corp. (a)	9,400	97,513
Toyota Motor Corp.	34,041	1,334,725
Toyota Tsusho Corp.	13,600	290,519
USS Co., Ltd.	3,205	338,478
West Japan Railway Co.	12,000	512,463
Yamaha Corp.	19,500	180,535
Yokogawa Electric Corp.	17,100	197,363

		33,524,828

Luxembourg - 0.0% (c)
ArcelorMittal	16,672	239,985

Netherlands - 2.1%
ASML Holding NV	10,947	585,538
Corio NV REIT	1,041	44,260
Gemalto NV	10,132	891,100
ING Groep NV CVA †	60,387	478,277
Koninklijke Ahold NV	108,713	1,361,584
Koninklijke DSM NV	13,315	664,209
Koninklijke Philips Electronics NV	41,172	961,262
LyondellBasell Industries NV,
Class A (1)	55,700	2,877,462
SBM Offshore NV †	39,767	566,595
Unilever NV CVA	24,960	885,232

		9,315,519

Singapore - 0.8%
Ascendas Real Estate Investment
Trust REIT	22,478	44,028
CapitaMall Trust REIT	34,494	56,571
DBS Group Holdings Ltd.	39,054	456,161
Flextronics International Ltd. (1)†	64,400	386,400
Fraser and Neave Ltd.	34,000	245,035
Global Logistic Properties Ltd.	29,000	59,114
Golden Agri-Resources Ltd.	279,000	149,148
Hutchison Port Holdings Trust,
Class U	83,000	59,952
Jardine Cycle & Carriage Ltd.	291	11,359
Keppel Corp. Ltd.	29,000	268,128
Keppel Land Ltd.	52,000	149,640
Oversea-Chinese Banking Corp. Ltd.	45,422	344,488
SembCorp Industries Ltd.	11,777	54,104
Singapore Exchange Ltd.	10,967	62,333
Singapore Technologies Engineering
Ltd.	25,103	72,231
Singapore Telecommunications Ltd.	129,635	337,563
StarHub Ltd.	7,476	22,624
United Overseas Bank Ltd.	28,201	449,721
UOL Group Ltd.	10,340	48,132
Yangzijiang Shipbuilding Holdings Ltd.	190,404	151,203

		3,427,935

Spain - 0.6%
Amadeus IT Holding SA, A Shares	22,103	515,308
Banco Bilbao Vizcaya Argentaria SA	68,218	536,730
Banco Santander SA †	139,823	1,043,696
Bankinter SA (a)	31,445	136,638
Gas Natural SDG SA	31,292	442,802

		2,675,174

		VALUE
	SHARES	(Note 3)
Sweden - 1.2%
Boliden AB	8,196	$137,067
Electrolux AB, Series B	58,595	1,447,859
Investor AB, B Shares	9,034	199,083
Nordea Bank AB	59,245	586,406
Scania AB, B Shares	15,138	278,296
SKF AB, B Shares	10,868	234,854
Svenska Cellulosa AB, B Shares	54,120	1,006,192
Swedish Match AB	33,407	1,352,370
TeliaSonera AB	34,247	246,430

		5,488,557

Switzerland - 3.1%
ACE Ltd. (1)	2,800	211,680
Adecco SA †	4,888	233,323
Compagnie Financiere Richemont SA,
Class A	18,369	1,102,934
Nestle SA	28,490	1,797,644
Novartis AG	55,589	3,402,242
Roche Holding AG	22,012	4,117,272
STMicroelectronics NV	94,004	507,360
Syngenta AG	3,679	1,376,249
Transocean Ltd.	6,407	286,838
Zurich Insurance Group AG †	3,493	870,831

		13,906,373

United Kingdom - 8.7%
Anglo American PLC	31,900	939,080
Aon PLC (1)	11,900	622,251
AstraZeneca PLC	33,542	1,601,463
Aviva PLC	65,227	337,051
Babcock International Group PLC	36,444	546,431
BAE Systems PLC	204,941	1,077,528
Barclays PLC	651,419	2,262,122
BHP Billiton PLC	35,178	1,098,541
BP PLC	241,809	1,704,724
British American Tobacco PLC	56,922	2,924,847
British Land Co. PLC REIT	13,261	112,005
British Sky Broadcasting Group PLC	73,481	881,958
BT Group PLC	154,901	577,431
Capital Shopping Centres Group PLC
REIT	6,502	34,440
Experian PLC	27,889	464,372
GlaxoSmithKline PLC	133,531	3,082,246
Glencore International PLC	14,355	79,735
Hammerson PLC REIT	10,329	75,393
HSBC Holdings PLC	389,136	3,614,980
Imperial Tobacco Group PLC	54,894	2,033,634
Intermediate Capital Group PLC	6,500	31,383
ITV PLC	240,490	343,788
J Sainsbury PLC	19,295	108,438
Johnson Matthey PLC	11,067	432,275
Kazakhmys PLC	3,856	43,263
Kingfisher PLC	11,333	48,448
Land Securities Group PLC REIT	12,541	154,558
Legal & General Group PLC	136,840	292,140
National Grid PLC	57,009	628,858
Next PLC	13,849	772,622
Randgold Resources Ltd.	1,514	186,241
Reed Elsevier PLC	20,306	194,395
Rio Tinto PLC	21,503	1,005,464
Royal Bank of Scotland Group PLC †	171,718	713,452
Royal Dutch Shell PLC, A Shares	59,129	2,049,176
Royal Dutch Shell PLC, B Shares	53,762	1,913,164
RSA Insurance Group PLC	524,927	938,433

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United Kingdom - 8.7% (continued)
Sage Group PLC/The	21,831	$110,620
Segro PLC REIT	13,080	48,046
Smith & Nephew PLC	9,045	99,779
Tesco PLC	202,325	1,086,488
TUI Travel PLC	194,118	735,005
Tullow Oil PLC	14,217	315,392
Unilever PLC	21,107	770,657
Vodafone Group PLC	250,556	711,988
Wolseley PLC	28,685	1,227,029
Xstrata PLC	28,345	439,715

		39,471,049

United States - 47.5% (1)
3M Co.	17,300	1,598,866
Abbott Laboratories	30,884	2,117,407
Abercrombie & Fitch Co., Class A (a)	7,100	240,832
Accenture PLC, Class A	11,574	810,527
ACE Ltd.	1,296	97,978
Advance Auto Parts, Inc.	13,400	917,096
Aetna, Inc.	13,600	538,560
Aflac, Inc.	27,600	1,321,488
Agilent Technologies, Inc.	11,100	426,795
Alcoa, Inc.	55,900	494,715
Allstate Corp./The	10,000	396,100
Alpha Natural Resources, Inc. †(a)	31,200	204,984
Altria Group, Inc.	30,296	1,011,583
Ameren Corp.	13,100	427,977
American Electric Power Co., Inc.	9,100	399,854
American Tower Corp. REIT	7,800	556,842
Ameriprise Financial, Inc.	20,500	1,162,145
Amgen, Inc.	16,349	1,378,548
Annaly Capital Management, Inc. REIT (a)	14,918	251,219
Apollo Group, Inc., Class A †(a)	17,000	493,850
Apple, Inc.	14,328	9,560,501
Archer-Daniels-Midland Co. (a)	102,233	2,778,693
Assurant, Inc.	33,400	1,245,820
AT&T, Inc.	144,997	5,466,387
AvalonBay Communities, Inc. REIT (a)	1,311	178,283
Avery Dennison Corp. (a)	7,300	232,286
Avnet, Inc. †	5,500	159,995
Axis Capital Holdings Ltd.	39,100	1,365,372
Bank of America Corp.	79,838	704,970
Bank of New York Mellon Corp/The (a)	51,100	1,155,882
Becton Dickinson and Co. (a)	1,086	85,316
Berkshire Hathaway, Inc., Class B †	13,150	1,159,830
Best Buy Co., Inc. (a)	90,700	1,559,133
Biogen Idec, Inc. †	3,800	567,074
BlackRock, Inc.	500	89,150
Boeing Co./The	7,600	529,112
Boston Properties, Inc. REIT (a)	2,763	305,615
Boston Scientific Corp. †	85,900	493,066
Bristol-Myers Squibb Co.	12,932	436,455
CA, Inc.	33,900	873,433
Campbell Soup Co. (a)	6,500	226,330
Cardinal Health, Inc.	26,000	1,013,220
CF Industries Holdings, Inc.	6,300	1,400,112
Chevron Corp.	47,800	5,571,568
Chubb Corp./The	249	18,994
Cisco Systems, Inc.	127,289	2,429,947
Citigroup, Inc.	30,419	995,310
Coca-Cola Co./The	65,760	2,494,277
Colgate-Palmolive Co.	1,828	195,998

	SHARES	VALUE (Note 3)
United States - 47.5% (1) (continued)
Comcast Corp., Class A	50,600	$1,809,962
Comerica, Inc. (a)	13,000	403,650
ConAgra Foods, Inc.	46,074	1,271,182
ConocoPhillips	29,175	1,668,227
CSX Corp.	21,094	437,700
CVS Caremark Corp.	47,300	2,290,266
Deere & Co.	6,600	544,434
Dell, Inc.	122,400	1,206,864
Denbury Resources, Inc. †	26,200	423,392
Devon Energy Corp.	17,690	1,070,245
DIRECTV †	13,869	727,568
DISH Network Corp., Class A	35,174	1,076,676
DTE Energy Co.	13,900	833,166
Duke Energy Corp.	11,600	751,680
Edison International	4,656	212,733
EI du Pont de Nemours & Co. (a)	24,800	1,246,696
Electronic Arts, Inc. †	61,600	781,704
Eli Lilly & Co.	70,900	3,361,369
Emerson Electric Co.	5,600	270,312
Entergy Corp. (a)	13,700	949,410
Equity Residential REIT	4,548	261,646
Everest Re Group Ltd. (a)	22,700	2,427,992
Exxon Mobil Corp.	99,589	9,107,414
Fidelity National Information Services, Inc.	700	21,854
Fifth Third Bancorp	94,400	1,464,144
Ford Motor Co. (a)	47,100	464,406
Forest Laboratories, Inc. †	14,086	501,602
Freeport-McMoRan Copper & Gold,
Inc.	22,600	894,508
GameStop Corp., Class A (a)	86,000	1,806,000
Gap, Inc./The	34,919	1,249,402
General Electric Co.	125,502	2,850,150
General Growth Properties, Inc. REIT	8,100	157,788
Goldman Sachs Group, Inc./The	2,100	238,728
Google, Inc., Class A †	3,802	2,868,609
Hartford Financial Services Group, Inc. (a)	11,200	217,728
HCP, Inc. REIT	8,272	367,939
Hillshire Brands Co.	24,927	667,545
HollyFrontier Corp.	12,200	503,494
Home Depot, Inc./The	19,706	1,189,651
Honeywell International, Inc.	9,802	585,670
Host Hotels & Resorts, Inc. REIT (a)	9,300	149,265
Humana, Inc.	17,000	1,192,550
Ingersoll-Rand PLC	36,500	1,635,930
Intel Corp.	125,767	2,852,396
International Business Machines Corp.	15,923	3,303,226
International Paper Co. (a)	13,200	479,424
Invesco Ltd. (a)	9,300	232,407
Johnson & Johnson (a)	55,496	3,824,229
Johnson & Johnson	1,720	118,525
JPMorgan Chase & Co.	96,473	3,905,227
KeyCorp	231,200	2,020,688
Kimberly-Clark Corp.	25,563	2,192,794
Kimco Realty Corp. REIT	6,500	131,755
KLA-Tencor Corp.	12,200	582,001
Kohl’s Corp. (a)	14,300	732,446
Kraft Foods, Inc., Class A	28,821	1,191,748
L-3 Communications Holdings, Inc.	12,753	914,518
Life Technologies Corp. †	4,800	234,624
Lincoln National Corp. (a)	19,900	481,381

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 47.5% (1) (continued)
Lockheed Martin Corp.	1,143	$106,733
Loews Corp.	25,600	1,056,256
Lowe’s Cos., Inc.	39,100	1,182,384
Macerich Co./The REIT	2,100	120,183
Marathon Oil Corp.	46,729	1,381,777
Marriott International, Inc., Class A (a)	8,200	320,620
Marvell Technology Group Ltd.	165,900	1,517,985
Maxim Integrated Products, Inc.	8,500	226,270
McDonald’s Corp.	10,925	1,002,369
Medtronic, Inc.	21,882	943,552
Merck & Co., Inc.	75,219	3,392,377
MGM Resorts International †	17,400	187,050
Microsoft Corp.	135,750	4,042,635
Monsanto Co.	7,500	682,650
Murphy Oil Corp.	22,194	1,191,596
Nabors Industries Ltd. †	47,800	670,634
Newell Rubbermaid, Inc.	12,700	242,443
Newfield Exploration Co. †	18,000	563,760
Newmont Mining Corp.	5,161	289,068
News Corp., Class A (a)	108,200	2,654,146
Northrop Grumman Corp.	35,479	2,356,870
Occidental Petroleum Corp.	7,990	687,619
Omnicom Group, Inc. (a)	4,200	216,552
Owens-Illinois, Inc. †	29,000	544,040
Parker Hannifin Corp. (a)	8,700	727,146
PepsiCo, Inc.	20,772	1,470,034
Pfizer, Inc.	219,843	5,463,099
Philip Morris International, Inc.	36,793	3,309,162
Plains Exploration & Production Co. †	11,600	434,652
PNC Financial Services Group, Inc.	22,500	1,419,750
PPG Industries, Inc. (a)	12,700	1,458,468
Procter & Gamble Co./The	68,108	4,723,971
Prologis, Inc. REIT	5,980	209,479
Prudential Financial, Inc.	11,000	599,610
Public Service Enterprise Group, Inc.	10,500	337,890
Public Storage REIT	2,869	399,279
Raytheon Co. (a)	21,467	1,227,054
Reynolds American, Inc. (a)	13,974	605,633
Sears Holdings Corp. †(a)	6,500	360,685
Simon Property Group, Inc. REIT	6,042	917,236
SLM Corp.	58,700	922,764
Southwest Airlines Co. (a)	19,200	168,384
Sprint Nextel Corp. †	95,700	528,264
St Jude Medical, Inc. (a)	4,700	198,011
Starbucks Corp.	7,200	365,400
Stryker Corp.	21,900	1,218,954
Symantec Corp. †	56,400	1,015,200
Target Corp.	8,200	520,454
TE Connectivity Ltd.	960	32,650
Textron, Inc. (a)	18,500	484,145
Time Warner, Inc.	7,366	333,901
TJX Cos., Inc.	4,900	219,471
Total System Services, Inc.	9,600	227,520
Travelers Cos., Inc./The	27,201	1,856,740
Tyson Foods, Inc., Class A	170,800	2,736,216
Union Pacific Corp.	1,700	201,790
United States Steel Corp. (a)	67,200	1,281,504
United Technologies Corp.	3,849	301,338
UnitedHealth Group, Inc.	7,700	426,657
Unum Group	79,709	1,532,007
URS Corp.	16,500	582,615
US Bancorp	18,100	620,830
Ventas, Inc. REIT	4,800	298,800

	SHARES	VALUE (Note 3)
United States - 47.5% (1) (continued)
Verizon Communications, Inc.	80,412	$3,664,375
Viacom, Inc., Class B	25,037	1,341,733
Vornado Realty Trust REIT	2,748	222,725
Wal-Mart Stores, Inc.	62,205	4,590,729
Walt Disney Co./The	7,500	392,100
Warner Chilcott PLC, Class A	1,700	22,950
Waste Management, Inc. (a)	2,373	76,126
Wells Fargo & Co.	83,370	2,878,766
Western Digital Corp.	22,400	867,552
Weyerhaeuser Co. REIT	8,600	224,804
Zimmer Holdings, Inc. (a)	21,500	1,453,830

		214,550,157

TOTAL COMMON STOCKS (cost $347,935,601)		405,415,231

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA	9,766	777,946
ProSiebenSat.1 Media AG	32,425	817,456
Volkswagen AG	4,235	774,350

TOTAL PREFERRED STOCKS (cost $2,041,956)		2,369,752

MONEY MARKET FUNDS - 7.0%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (d)	1,530,013	1,530,013
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	30,330,578	30,330,578

TOTAL MONEY MARKET FUNDS (cost $31,860,591)		31,860,591

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 3.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (d)(e)
(cost $16,456,541)	16,456,541	16,456,541

TOTAL INVESTMENTS - 100.9% (cost $398,294,689)		456,102,115

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%) (f)		(4,115,561)

NET ASSETS - 100.0%		$451,986,554

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $15,947,735; cash collateral of $16,456,541 was received with which the Fund purchased a money market fund. In accordance with the fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(b)	Security fair valued at $0 as of September 30, 2012 using procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of September 30, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CDI - Chess Depository Interest

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$41,583,799	9.2%
Consumer Staples	53,587,050	11.9
Energy	40,975,301	9.1
Financials	78,709,862	17.4
Health Care	53,595,404	11.9
Industrials	38,508,439	8.5
Information Technology	43,439,576	9.6
Materials	30,973,036	6.8
Telecommunication Services	17,453,425	3.9
Utilities	8,959,091	2.0
Money Market Funds	48,317,132	10.6

Total Investments	456,102,115	100.9
Liabilities in Excess of Other Assets (f)	(4,115,561)	(0.9)

Net Assets	$451,986,554	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	12/21/2012	CHF	31,646,408	$(153,326)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	Amsterdam Index Futures	October 19, 2012	$3,628,378	$3,499,551	$(128,827)
595	CAC40 10 Euro Futures	October 19, 2012	26,808,654	25,637,197	(1,171,457)
60	DAX Index Futures	December 21, 2012	14,206,443	13,952,752	(253,691)
217	FTSE 100 Index Futures	December 21, 2012	20,455,095	20,019,014	(436,081)
3	FTSE/MIB Index Futures	December 21, 2012	308,250	289,984	(18,266)
118	IBEX 35 Index Futures	October 19, 2012	12,156,580	11,649,883	(506,697)
9	MSCI Singapore Index Futures	October 30, 2012	516,100	516,297	197
4	S&P 500 E-Mini Futures	December 21, 2012	290,346	286,840	(3,506)

			78,369,846	75,851,518	(2,518,328)

Short Contracts:
8	Hang Seng Index Futures	October 30, 2012	(1,062,460)	(1,076,856)	(14,396)
176	OMXS30 Index Futures	October 19, 2012	(2,959,455)	(2,880,282)	79,173
145	S&P/Toronto Stock Exchange 60 Index Futures	December 20, 2012	(20,981,957)	(20,669,617)	312,340
435	SPI 200 Index Futures	December 20, 2012	(49,700,642)	(49,454,313)	246,329
16	TOPIX Index Futures	December 13, 2012	(1,487,148)	(1,506,920)	(19,772)

			(76,191,662)	(75,587,988)	603,674

			$2,178,184	$263,530	$(1,914,654)

Cash held as collateral with broker for futures contracts was $10,644,360 at September 30, 2012.

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	5,354,000	$5,474,615	$5,515,974	$41,359
Canadian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	CAD	18,311,000	18,499,869	18,592,096	92,227
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	12,118,000	12,950,684	12,903,460	(47,224)
Danish Krone, Expiring 12/19/12	The Royal Bank of Scotland	DKK	513,000	90,120	88,577	(1,543)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	25,351,000	32,413,866	32,605,366	191,500
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	11,141,000	18,079,288	17,986,476	(92,812)
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	3,461,000	446,350	446,362	12
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	4,358,000	1,080,162	1,108,568	28,406
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	686,567,000	8,820,483	8,804,610	(15,873)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	400,500,000	$68,993,741	$69,702,039	$708,298
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	17,054,000	14,011,166	14,059,709	48,543
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	428,242,000	64,098,469	65,039,584	941,115
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	646,000	518,546	526,378	7,832

				245,477,359	247,379,199	1,901,840

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	(23,430,000)	$(24,049,278)	$(24,138,827)	$(89,549)
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	(28,166,000)	(29,691,717)	(29,991,654)	(299,937)
Danish Krone, Expiring 12/19/12	The Royal Bank of Scotland	DKK	(8,362,000)	(1,429,212)	(1,443,827)	(14,615)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	(54,051,000)	(68,975,087)	(69,518,071)	(542,984)
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	(10,969,000)	(17,538,626)	(17,708,792)	(170,166)
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	(115,000)	(14,833)	(14,832)	1
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	(44,000)	(11,249)	(11,193)	56
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	(5,879,784,000)	(74,963,022)	(75,402,991)	(439,969)
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	(17,342,000)	(3,022,061)	(3,018,159)	3,902
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	(12,146,000)	(9,605,630)	(10,013,441)	(407,811)
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	(127,080,000)	(18,985,126)	(19,300,373)	(315,247)
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	(15,000)	(12,100)	(12,222)	(122)

				(248,297,941)	(250,574,382)	(2,276,441)

				$(2,820,582)	$(3,195,183)	$(374,601)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $1,530,013.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 85.6%	SHARES	VALUE (Note 3)
Australia - 7.8%
AGL Energy Ltd.	37,161	$575,735
Alumina Ltd. (a)	85,028	74,036
Amcor Ltd.	28,354	227,506
Arrium Ltd. ADR (1)†	135,841	76,157
ASX Ltd.	5,817	177,738
Australia & New Zealand Banking Group Ltd.	138,839	3,548,114
BHP Billiton Ltd.	175,219	5,987,029
BlueScope Steel Ltd. †	32,442	14,058
Boart Longyear Ltd.	368,114	622,868
Caltex Australia Ltd.	17,951	305,845
CFS Retail Property Trust Group REIT	103,020	205,554
Commonwealth Bank of Australia	64,746	3,727,950
Computershare Ltd.	15,439	132,464
CSL Ltd.	34,896	1,659,785
Dexus Property Group REIT	226,661	222,838
Downer EDI Ltd. †	233,505	864,443
Flight Centre Ltd. (a)	1,209	29,363
Fortescue Metals Group Ltd. (a)	71,153	255,088
Goodman Group REIT	82,940	338,995
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT	79,625	279,910
GrainCorp Ltd., Class A	34,110	317,260
Insurance Australia Group Ltd. (1)	40,441	182,396
Lend Lease Group	21,131	171,166
Macquarie Group Ltd.	58,662	1,720,126
Metcash Ltd.	69,814	255,592
Mirvac Group REIT	167,786	248,143
Mount Gibson Iron Ltd.	623,142	481,143
Myer Holdings Ltd. (a)	80,420	144,750
National Australia Bank Ltd.	139,713	3,673,308
Newcrest Mining Ltd.	36,384	1,093,743
OZ Minerals Ltd.	11,735	81,467
Pacific Brands Ltd. (a)	757,731	475,948
Primary Health Care Ltd. (a)	227,449	849,871
Qantas Airways Ltd. †	289,153	363,893
QBE Insurance Group Ltd.	47,732	637,475
Rio Tinto Ltd.	31,773	1,745,202
Sims Metal Management Ltd.	67,180	664,489
Sonic Healthcare Ltd.	55,603	778,893
SP AusNet (a)	411,435	446,045
Stockland REIT	127,919	441,284
Suncorp Group Ltd.	81,362	776,067
Tabcorp Holdings Ltd. (a)	240,273	686,632
Telecom Corp of New Zealand Ltd. (a)	502,620	984,604
Telstra Corp. Ltd.	799,209	3,239,988
Wesfarmers Ltd.	45,525	1,611,233
Westfield Group REIT	117,916	1,239,108
Westfield Retail Trust REIT	166,603	497,463
Westpac Banking Corp. (a)	125,580	3,219,977
Woolworths Ltd.	91,608	2,727,808

		49,080,550

Belgium - 1.8%
Anheuser-Busch InBev NV	88,424	7,564,555
Groupe Bruxelles Lambert SA	2,641	196,152
UCB SA	6,814	374,965
Umicore SA	58,208	3,047,117

		11,182,789

China - 0.0% (c)
Foxconn International Holdings Ltd. †	69,406	22,763

	SHARES	VALUE (Note 3)
Denmark - 2.2%
Coloplast A/S, Class B	15,321	$3,192,624
Danske Bank A/S †	31,768	572,515
DSV A/S	27,819	624,529
Novo Nordisk A/S, Class B	61,763	9,719,888

		14,109,556

Finland - 1.1%
Kone OYJ, Class B	22,443	1,555,502
Metso OYJ	152,331	5,456,574

		7,012,076

France - 7.7%
Arkema SA	23,557	2,204,992
AtoS	22,659	1,576,542
AXA SA	78,177	1,163,874
BNP Paribas SA	44,081	2,089,928
Bouygues SA	55,818	1,357,340
Casino Guichard Perrachon SA	5,328	471,296
Christian Dior SA	13,165	1,763,485
Cie Generale des Etablissements Michelin	46,641	3,652,071
Credit Agricole SA †	59,088	406,428
Dassault Systemes SA	8,002	840,722
Edenred	20,340	571,139
European Aeronautic Defence and Space Co. NV	107,771	3,415,795
France Telecom SA	78,349	948,774
Klepierre REIT	3,675	128,760
Lagardere SCA	4,912	134,166
PPR	10,786	1,655,441
Publicis Groupe SA	39,203	2,192,738
Renault SA (1)	74,494	3,490,501
Sanofi	50,669	4,336,075
SES SA FDR	22,845	621,237
Societe BIC SA	14,375	1,736,247
Societe Generale SA †	45,655	1,293,768
Sodexo	19,090	1,437,330
Thales SA	5,928	203,489
Total SA	139,740	6,952,055
Unibail-Rodamco SE REIT	3,619	721,142
Vivendi SA	151,119	2,944,858

		48,310,193

Germany - 7.2%
Adidas AG	38,902	3,192,347
BASF SE	54,079	4,569,464
Bayer AG	61,462	5,285,097
Beiersdorf AG	18,763	1,378,045
Continental AG	19,155	1,878,618
Deutsche Bank AG	142,976	5,663,199
Deutsche Post AG	178,051	3,478,352
E.ON AG	133,519	3,172,805
GEA Group AG	53,314	1,616,416
Hannover Rueckversicherung AG	23,595	1,509,886
HeidelbergCement AG	23,024	1,209,308
Infineon Technologies AG	318,519	2,024,548
Merck KGaA	44,418	5,483,090
Muenchener Rueckversicherungs AG	5,694	890,328
Salzgitter AG	10,079	390,075
SAP AG	38,335	2,728,050
Suedzucker AG	17,164	608,032

		45,077,660

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Hong Kong - 2.8%
AIA Group Ltd.	341,400	$1,265,034
ASM Pacific Technology Ltd. (a)	6,404	75,725
BOC Hong Kong Holdings Ltd.	149,553	472,976
Cheung Kong Holdings Ltd.	29,278	427,714
Cheung Kong Infrastructure Holdings Ltd.	25,827	156,187
CLP Holdings Ltd.	114,009	967,706
First Pacific Co., Ltd.	104,000	112,466
Hang Lung Group Ltd.	42,276	266,972
Hang Seng Bank Ltd.	64,535	986,549
Henderson Land Development Co. Ltd. (1)	71,000	508,463
HKT Trust/HKT Ltd.	694	589
Hong Kong & China Gas Co., Ltd.	217,600	550,051
Hong Kong Exchanges and Clearing Ltd.	54,954	825,618
Hopewell Holdings Ltd.	70,500	242,933
Hutchison Whampoa Ltd.	132,832	1,281,001
Hysan Development Co., Ltd.	109,000	494,962
Kerry Properties Ltd.	146,500	738,766
Li & Fung Ltd.	433,336	668,228
Lifestyle International Holdings Ltd.	47,000	96,879
Link REIT/The REIT (a)	119,882	567,801
Mongolia Energy Corp. Ltd. †	406	17
MTR Corp. Ltd.	181,000	684,257
New World Development Co., Ltd.	154,896	238,695
NWS Holdings Ltd.	39,000	62,513
PCCW Ltd.	131,000	53,405
Shanghai Industrial Urban Development Group Ltd. †	8	1
Sino Land Co., Ltd.	506,000	942,302
SJM Holdings Ltd.	506,000	1,093,429
Sun Hung Kai Properties Ltd.	39,046	568,137
Swire Pacific Ltd., Class A	31,530	384,943
Swire Properties Ltd.	71	219
Television Broadcasts Ltd.	403	2,975
Wharf Holdings Ltd.	82,243	568,694
Wheelock & Co., Ltd. (a)	131,621	565,468
Wing Hang Bank Ltd.	7,000	65,543
Wynn Macau Ltd. (a)	300,800	806,432
Yue Yuen Industrial Holdings Ltd.	239,109	801,875

		17,545,525

Italy - 2.0%
Assicurazioni Generali SpA	52,361	754,858
Enel SpA	355,437	1,259,193
Eni SpA	219,563	4,813,584
Fiat Industrial SpA	123,907	1,213,446
Intesa Sanpaolo SpA	450,059	686,271
Prysmian SpA	98,378	1,758,398
Telecom Italia SpA	1,385,934	1,392,246
UniCredit SpA †	181,238	754,193

		12,632,189

Japan - 17.4%
Ajinomoto Co., Inc.	160,000	2,506,128
Alfresa Holdings Corp.	14,500	714,262
Asahi Glass Co., Ltd.	413	2,747
Asahi Kasei Corp.	190,000	979,381
Astellas Pharma, Inc.	55,400	2,807,668
Azbil Corp.	37	742
Bank of Yokohama Ltd./The	56,000	266,294
Brother Industries Ltd.	185,000	1,713,506
Canon, Inc.	48,515	1,557,220

	SHARES	VALUE (Note 3)
Japan - 17.4% (continued)
Casio Computer Co., Ltd. (a)	128,100	$907,420
Central Japan Railway Co.	28,100	2,466,533
Chiyoda Corp.	141,000	2,190,563
Chubu Electric Power Co., Inc.	97	1,260
Credit Saison Co., Ltd.	12	290
Daicel Corp.	193,000	1,155,981
Daido Steel Co., Ltd. (a)	148,000	687,329
Daito Trust Construction Co., Ltd.	3,987	400,232
Daiwa House Industry Co., Ltd.	17,295	250,603
Daiwa Securities Group, Inc. (1)	87,000	330,451
East Japan Railway Co.	24,213	1,602,055
FamilyMart Co., Ltd.	7,200	353,732
Fuji Heavy Industries Ltd.	721	6,007
FUJIFILM Holdings Corp.	43	720
Fujitsu Ltd.	280,000	1,051,182
Fukuoka Financial Group, Inc.	266,046	1,080,237
Hitachi High-Technologies Corp.	13,800	333,160
Honda Motor Co., Ltd.	33,697	1,041,418
Idemitsu Kosan Co., Ltd.	3,200	261,728
IHI Corp.	591,000	1,316,266
Isetan Mitsukoshi Holdings Ltd. (1)	51,600	537,645
Isuzu Motors Ltd.	357,000	1,720,295
ITOCHU Corp.	38,144	385,075
J Front Retailing Co., Ltd.	26,000	145,711
Japan Petroleum Exploration Co.	12,000	480,924
Japan Real Estate Investment Corp. REIT	29	291,839
Japan Retail Fund Investment Corp. REIT	93	166,055
Japan Tobacco, Inc.	115,600	3,460,341
JGC Corp.	63,000	2,098,167
JTEKT Corp.	89,370	706,431
JX Holdings, Inc.	95	519
Kajima Corp. (1)(a)	145,000	395,552
Kaneka Corp.	625	3,009
Kansai Electric Power Co., Inc./The	32	250
Kao Corp.	7,085	208,308
KDDI Corp.	6,200	480,887
Keisei Electric Railway Co., Ltd.	100,000	902,083
Kinden Corp.	564	3,548
Koito Manufacturing Co., Ltd.	102,000	1,177,550
Komatsu Ltd.	38	745
Konica Minolta Holdings, Inc.	258,000	1,984,715
Lawson, Inc.	1,600	122,823
Marubeni Corp. (a)	155,974	991,606
Medipal Holdings Corp.	55,700	766,716
Miraca Holdings, Inc.	5,306	238,283
Mitsubishi Estate Co., Ltd.	66,020	1,262,310
Mitsubishi UFJ Financial Group, Inc.	1,027,091	4,806,328
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,600	783,080
Mitsui & Co., Ltd.	33,843	474,806
Mitsui Fudosan Co., Ltd.	44,205	883,333
Mitsumi Electric Co., Ltd. †	89	475
Mizuho Financial Group, Inc. (a)	826,310	1,341,132
MS&AD Insurance Group Holdings (1)	66,500	1,147,948
Namco Bandai Holdings, Inc.	116,600	1,975,331
NEC Corp. (1)†	215,000	341,182
NGK Spark Plug Co., Ltd. (a)	19,000	199,893
NHK Spring Co., Ltd.	51,700	444,236
Nippon Building Fund, Inc. REIT	31	334,151
Nippon Electric Glass Co., Ltd. (a)	56,000	308,582
Nippon Meat Packers, Inc.	42,000	538,636

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 17.4% (continued)
Nippon Steel Corp. (1)	90,405	$185,126
Nippon Telegraph & Telephone Corp.	19,019	904,926
Nippon Yusen KK	18,000	31,797
Nishi-Nippon City Bank Ltd./The	737	1,706
Nissan Motor Co., Ltd.	12,700	108,086
Nisshin Seifun Group, Inc. (a)	20,084	246,913
Nisshin Steel Co., Ltd.	399,000	429,472
Nitto Denko Corp.	15,383	732,229
Nomura Holdings, Inc.	191,200	682,796
Nomura Real Estate Holdings, Inc.	3,300	57,864
NSK Ltd. (a)	172,000	998,955
NTT DOCOMO, Inc.	175	282,743
Obayashi Corp. (1)	165,000	751,933
ORIX Corp.	5,939	594,848
Osaka Gas Co., Ltd.	389,802	1,715,058
Otsuka Holdings Co., Ltd.	23,600	731,386
Panasonic Corp.	265,300	1,755,343
Rengo Co., Ltd.	299	1,374
Resona Holdings, Inc.	488,500	2,000,163
Seiko Epson Corp. (1)(a)	25,500	155,732
Seino Holdings Co., Ltd.	837	5,299
Sekisui Chemical Co., Ltd.	109,000	877,906
Sekisui House Ltd.	26,000	258,113
Seven & I Holdings Co., Ltd.	95,039	2,912,310
Sharp Corp.	245	606
Shimamura Co., Ltd.	6,400	745,076
Shinsei Bank Ltd.	1,213,000	1,566,928
Shionogi & Co., Ltd. (a)	103,900	1,583,325
Showa Denko KK (a)	99,000	157,078
Softbank Corp.	40,500	1,637,477
Sojitz Corp. (a)	609,162	787,567
Sony Corp.	71	830
Sumco Corp. †	52,200	351,409
Sumitomo Corp.	153,200	2,060,941
Sumitomo Heavy Industries Ltd.	426,000	1,452,201
Sumitomo Metal Mining Co., Ltd.	54,000	679,397
Sumitomo Mitsui Financial Group, Inc.	81,136	2,528,051
Sumitomo Mitsui Trust Holdings, Inc.	206,341	612,595
Sumitomo Realty & Development Co., Ltd.	20,261	536,885
Suzuken Co., Ltd. (1)	28,700	951,575
Suzuki Motor Corp.	97,200	1,887,908
T&D Holdings, Inc.	112,300	1,212,533
Taisei Corp. (a)	734,000	2,103,200
Takeda Pharmaceutical Co., Ltd.	5,981	275,171
THK Co., Ltd.	26,100	398,795
Toho Co., Ltd.	4,000	73,545
Tohoku Electric Power Co., Inc.	15,700	126,181
Tokai Rika Co., Ltd.	99	1,389
Tokyo Electric Power Co., Inc †	62,373	102,680
Tokyo Gas Co., Ltd.	178,071	979,201
Tokyu Land Corp.	26,483	141,525
Tosoh Corp.	889,000	1,687,845
Toyo Suisan Kaisha Ltd.	11,000	275,254
Toyota Boshoku Corp. (a)	22,200	230,297
Toyota Motor Corp.	98,078	3,845,572
Toyota Tsusho Corp.	38,500	822,426
USS Co., Ltd.	16,584	1,751,428
West Japan Railway Co.	48,900	2,088,287
Yamaha Corp.	39,400	364,774
Yokogawa Electric Corp.	61,900	714,431

		109,252,076

	SHARES	VALUE (Note 3)
Luxembourg - 0.3%
ArcelorMittal	68,789	$990,181
Millicom International Cellular SA SDR (1)	8,418	781,072

		1,771,253

Netherlands - 3.4%
ASML Holding NV	110,701	5,921,226
Corio NV REIT	2,205	93,750
Gemalto NV (1)	34,422	3,027,381
ING Groep NV CVA †	159,010	1,259,392
Koninklijke Ahold NV	339,927	4,257,440
Koninklijke DSM NV	41,865	2,088,406
Koninklijke Philips Electronics NV	88,106	2,057,051
Unilever NV CVA	75,159	2,665,592

		21,370,238

Singapore - 1.6%
Ascendas Real Estate Investment
Trust REIT	80,637	157,944
CapitaLand Ltd.	91,000	234,400
CapitaMall Trust REIT	116,994	191,874
ComfortDelGro Corp. Ltd.	467,000	651,450
DBS Group Holdings Ltd.	92,128	1,076,078
Fraser and Neave Ltd.	64,000	461,242
Global Logistic Properties Ltd.	89,000	181,419
Golden Agri-Resources Ltd.	969,000	518,009
Hutchison Port Holdings Trust, Class U	253,000	182,745
Jardine Cycle & Carriage Ltd. (a)	2,066	80,644
Keppel Corp. Ltd.	109,728	1,014,522
Keppel Land Ltd.	101,000	290,648
Neptune Orient Lines Ltd. †(a)	251,000	229,957
Oversea-Chinese Banking Corp. Ltd.	48,479	367,673
SembCorp Industries Ltd.	48,017	220,592
Singapore Airlines Ltd.	38,000	331,663
Singapore Exchange Ltd.	40,472	230,029
Singapore Press Holdings Ltd.	36,000	119,155
Singapore Technologies Engineering Ltd.	63,265	182,038
Singapore Telecommunications Ltd.	422,524	1,100,231
StarHub Ltd.	23,988	72,594
United Overseas Bank Ltd.	78,097	1,245,413
UOL Group Ltd.	18,000	83,789
Wilmar International Ltd.	25,000	66,010
Yangzijiang Shipbuilding Holdings Ltd. (a)	880,319	699,075

		9,989,194

Spain - 1.7%
ACS Actividades de Construccion y Servicios SA (1)	40,777	840,439
Amadeus IT Holding SA, A Shares	35,353	824,218
Banco Bilbao Vizcaya Argentaria SA	196,454	1,545,672
Banco Santander SA †	442,545	3,303,336
Distribuidora Internacional de Alimentacion SA	367,312	2,028,476
Enagas SA (1)	46,356	914,151
Gas Natural SDG SA	76,679	1,085,058

		10,541,350

Sweden - 2.8%
Boliden AB	110,830	1,853,487
Electrolux AB, Series B (1)	202,708	5,008,832
Investor AB, B Shares	19,364	426,726
Scania AB, B Shares	60,520	1,112,598

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Sweden - 2.8% (continued)
SKF AB, B Shares (1)	40,839	$882,518
Svenska Cellulosa AB, B Shares	164,814	3,064,199
Swedish Match AB	118,340	4,790,597
TeliaSonera AB	90,089	648,250

		17,787,207

Switzerland - 6.7%
Aryzta AG †	7,955	381,843
Compagnie Financiere Richemont SA, Class A	69,122	4,150,305
Nestle SA	176,041	11,107,725
Novartis AG	112,540	6,887,844
Roche Holding AG	56,374	10,544,570
STMicroelectronics NV (1)	302,856	1,634,580
Sulzer AG	6,198	904,724
Syngenta AG	15,534	5,810,996
Transocean Ltd.	11,824	529,354
Zurich Insurance Group AG †	2,038	508,088

		42,460,029

United Kingdom - 19.1%
Anglo American PLC	35,930	1,057,716
AstraZeneca PLC	171,603	8,193,184
Aviva PLC	280,251	1,448,155
Babcock International Group PLC	33,537	502,844
BAE Systems PLC	442,521	2,326,664
Barclays PLC	2,236,606	7,766,852
BHP Billiton PLC	107,199	3,347,617
BP PLC	867,638	6,116,742
British American Tobacco PLC	148,481	7,629,462
British Land Co. PLC REIT	29,205	246,670
BT Group PLC	320,700	1,195,487
Experian PLC	97,933	1,630,655
GKN PLC	159,668	555,168
GlaxoSmithKline PLC	404,847	9,344,931
Glencore International PLC	202,161	1,122,907
Hammerson PLC REIT	28,872	210,742
HSBC Holdings PLC	1,335,018	12,401,995
Imperial Tobacco Group PLC	139,644	5,173,331
Investec PLC	62,846	389,079
ITV PLC	1,565,368	2,237,744
J Sainsbury PLC	140,391	788,996
Johnson Matthey PLC (1)	70,274	2,744,891
Kingfisher PLC	422,221	1,804,985
Land Securities Group PLC REIT	24,126	297,335
Legal & General Group PLC	1,181,933	2,523,314
Lloyds Banking Group PLC †	2,090,666	1,316,403
National Grid PLC	42,987	474,184
Next PLC	35,023	1,953,899
Randgold Resources Ltd.	3,761	462,650
Reed Elsevier PLC	49,673	475,533
Rio Tinto PLC	65,621	3,068,388
Royal Bank of Scotland Group PLC †	333,629	1,386,158
Royal Dutch Shell PLC, A Shares	181,544	6,291,592
Royal Dutch Shell PLC, B Shares	114,217	4,064,504
RSA Insurance Group PLC	1,325,063	2,368,868
Sage Group PLC/The	58,964	298,777
Segro PLC REIT	49,428	181,562
Tate & Lyle PLC	124,842	1,342,791
Tesco PLC	185,867	998,108
TUI Travel PLC	469,786	1,778,790
Tullow Oil PLC	33,537	743,990
Unilever PLC	67,483	2,463,935
Vodafone Group PLC	1,171,928	3,330,189

	SHARES	VALUE (Note 3)
United Kingdom - 19.1% (continued)
Wolseley PLC	88,007	$3,764,584
WPP PLC	62,942	857,325
Xstrata PLC	106,095	1,645,850

		120,325,546

TOTAL COMMON STOCKS (cost $504,142,908)		538,470,194

PREFERRED STOCKS - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	23,829	1,898,185
ProSiebenSat.1 Media AG	33,298	839,465
Volkswagen AG	13,560	2,479,383

TOTAL PREFERRED STOCKS (cost $4,525,910)		5,217,033

MONEY MARKET FUNDS - 10.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (d)(e)	1,680,001	1,680,001
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	65,424,148	65,424,148

TOTAL MONEY MARKET FUNDS (cost $67,104,149)		67,104,149

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (d)(f)
(cost $14,778,500)	14,778,500	14,778,500

TOTAL INVESTMENTS - 99.4% (cost $590,551,467)		625,569,876

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (g)		3,958,623

NET ASSETS - 100.0%		$629,528,499

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $13,953,809; cash collateral of $14,778,500 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of September 30, 2012 using procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of September 30, 2012.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$67,222,051	10.7%
Consumer Staples	74,732,966	11.9
Energy	30,560,853	4.8
Financials	113,153,776	18.0
Health Care	74,719,203	11.9
Industrials	70,142,078	11.1
Information Technology	27,620,053	4.4
Materials	53,012,183	8.4
Telecommunication Services	19,998,320	3.2
Utilities	12,525,744	2.0
Money Market Funds	81,882,649	13.0

Total Investments	625,569,876	99.4
Other Assets in Excess of Liabilities (g)	3,958,623	0.6

Net Assets	$629,528,499	100.0%

See notes to Schedule Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	12/21/2012	CHF	34,660,576	$(174,993)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
987	CAC40 10 Euro Futures	October 19, 2012	$44,422,389	$42,527,586	$(1,894,803)
92	DAX Index Futures	December 21, 2012	21,769,352	21,394,219	(375,133)
357	FTSE 100 Index Futures	December 21, 2012	33,575,491	32,934,508	(640,983)
8	FTSE/MIB Index Futures	December 21, 2012	811,278	773,293	(37,985)
256	IBEX 35 Index Futures	October 19, 2012	26,317,296	25,274,322	(1,042,974)
37	MSCI Singapore Index Futures	October 30, 2012	2,121,507	2,122,555	1,048

			129,017,313	125,026,483	(3,990,830)

Short Contracts:
5	Amsterdam Index Futures	October 19, 2012	(428,861)	(416,613)	12,248
120	Hang Seng Index Futures	October 30, 2012	(15,968,722)	(16,152,849)	(184,127)
1,041	OMXS30 Index Futures	October 19, 2012	(17,504,667)	(17,036,217)	468,450
404	SPI 200 Index Futures	December 20, 2012	(46,174,829)	(45,929,983)	244,846
72	TOPIX Index Futures	December 13, 2012	(6,844,019)	(6,781,138)	62,881

			(86,921,098)	(86,316,800)	604,298

			$42,096,215	$38,709,683	$(3,386,532)

Cash held as collateral with broker for futures contracts was $16,885,963 at September 30, 2012.

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	7,634,000	$7,836,556	$7,864,951	$28,395
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	5,488,000	5,913,961	5,843,719	(70,242)
Danish Krone, Expiring 12/19/12	The Royal Bank of Scotland	DKK	2,422,000	423,507	418,195	(5,312)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	51,772,000	66,169,028	66,586,919	417,891
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	40,265,300	65,326,041	65,005,912	(320,129)
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	17,288,000	2,229,573	2,229,619	46
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	14,857,000	3,683,918	3,779,254	95,336
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	507,761,000	6,501,084	6,511,583	10,499
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	783,212,000	134,972,677	136,308,298	1,335,621
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	32,624,000	26,545,378	26,895,974	350,596

See notes to Schedule Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona,
Expiring 12/19/12	The Royal Bank of Scotland	SEK	774,190,000	$115,933,543	$117,580,702	$1,647,159
Singapore Dollar,
Expiring 12/19/12	The Royal Bank of Scotland	SGD	2,672,300	2,147,306	2,177,461	30,155

				$437,682,572	$441,202,587	$3,520,015

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar,
Expiring 12/19/12	The Royal Bank of Scotland	AUD	(48,614,900)	$(49,744,150)	$(50,085,644)	$(341,494)
Swiss Franc,
Expiring 12/19/12	The Royal Bank of Scotland	CHF	(39,619,800)	(41,757,119)	(42,187,863)	(430,744)
Danish Krone,
Expiring 12/19/12	The Royal Bank of Scotland	DKK	(40,058,000)	(6,906,903)	(6,916,625)	(9,722)
Euro,
Expiring 12/19/12	The Royal Bank of Scotland	EUR	(101,833,600)	(130,232,886)	(130,973,995)	(741,109)
British Pound,
Expiring 12/19/12	The Royal Bank of Scotland	GBP	(15,061,000)	(24,047,810)	(24,315,081)	(267,271)
Hong Kong Dollar,
Expiring 12/19/12	The Royal Bank of Scotland	HKD	(1,144,000)	(147,566)	(147,541)	25
Israeli Shekel,
Expiring 12/19/12	The Royal Bank of Scotland	ILS	(201,000)	(51,364)	(51,129)	235
Japanese Yen,
Expiring 12/19/12	The Royal Bank of Scotland	JPY	(8,617,811,200)	(109,904,678)	(110,515,750)	(611,072)
Norwegian Krone,
Expiring 12/19/12	The Royal Bank of Scotland	NOK	(45,536,000)	(7,841,656)	(7,924,974)	(83,318)
New Zealand Dollar,
Expiring 12/19/12	The Royal Bank of Scotland	NZD	(7,755,000)	(6,136,050)	(6,393,400)	(257,350)
Swedish Krona,
Expiring 12/19/12	The Royal Bank of Scotland	SEK	(115,618,000)	(17,390,241)	(17,559,573)	(169,332)
Singapore Dollar,
Expiring 12/19/12	The Royal Bank of Scotland	SGD	(70,000)	(56,535)	(57,038)	(503)

				(394,216,958)	(397,128,613)	(2,911,655)

				$43,465,614	$44,073,974	$608,360

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $1,680,001.

Additional cash held as collateral with broker for forward currency exchange contracts was $300,000 at September 30, 2012.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

COMMON STOCKS - 92.1%	SHARES	VALUE (Note 3)
Brazil - 11.9%
All America Latina Logistica SA (1)	1,300	$5,342
CCR SA (1)	2,500	22,247
Centrais Eletricas Brasileiras SA ADR (1)(a)	4,252	25,214
Cia de Bebidas das Americas ADR (1)(a)	1,941	74,282
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	207	16,811
Cia Energetica de Minas Gerais ADR (1)	2,487	30,142
Cia Paranaense de Energia ADR (1)(a)	518	8,506
Cia Siderurgica Nacional SA ADR (1)	981	5,523
Cielo SA (1)	200	4,986
CPFL Energia SA ADR (1)	3,056	66,957
Diagnosticos da America SA (1)	4,600	27,501
EDP - Energias do Brasil SA (1)	11,800	74,039
Light SA (1)	5,900	68,568
Natura Cosmeticos SA (1)	1,200	32,497
Souza Cruz SA (1)	5,200	69,692
Telefonica Brasil SA ADR (1)	2,735	59,459
Tim Participacoes SA ADR (1)(a)	177	3,402
Tractebel Energia SA (1)†	3,600	56,737

		651,905

Chile - 5.8%
Banco Santander Chile ADR (1)	857	62,767
Cencosud SA (1)	12,916	78,234
Enersis SA ADR (1)	3,843	62,987
SACI Falabella (1)	6,594	66,582
Sociedad Quimica y Minera de Chile SA ADR (1)	728	44,874

		315,444

China - 1.9%
China Petroleum & Chemical Corp. ADR (1)	135	12,477
China Yurun Food Group Ltd. †	25,000	17,851
Dongfeng Motor Group Co., Ltd., H Shares	8,000	9,296
PetroChina Co., Ltd. ADR (1)	165	21,311
Sun Art Retail Group Ltd.	32,500	40,335
ZHuzhou CSR Times Electric Co., Ltd., H Shares	2,000	5,116

		106,386

Hong Kong - 1.2%
China Merchants Holdings International Co. Ltd.	4,000	12,259
China Unicom Hong Kong Ltd. ADR (1)(a)	2,731	44,542
GOME Electrical Appliances Holding Ltd. †	107,000	11,229

		68,030

India - 0.4%
Dr Reddy’s Laboratories Ltd. ADR (1)	693	21,386

Indonesia - 4.0%
Bank Central Asia Tbk PT	64,000	52,670
Bank Mandiri Persero Tbk PT	10,500	8,960
Bank Negara Indonesia Persero Tbk PT	17,000	6,943
Semen Gresik Persero Tbk PT	37,000	55,712
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	2,106	81,987

	SHARES	VALUE (Note 3)
Indonesia - 4.0% (continued)
United Tractors Tbk PT	5,500	$11,843

		218,115

Korea, Republic of - 11.2%
Amorepacific Corp.	42	44,580
Cheil Industries, Inc.	322	29,248
E-Mart Co., Ltd.	61	13,274
Honam Petrochemical Corp.	23	5,426
Hyundai Department Store Co., Ltd.	195	26,687
Hyundai Mobis	106	29,469
Hyundai Wia Corp.	34	5,706
Kangwon Land, Inc.	2,470	55,383
Kia Motors Corp.	303	18,826
Korea Zinc Co. Ltd.	20	8,704
KT Corp. ADR (1)	1,432	22,397
KT&G Corp.	1,019	77,666
LG Chem Ltd.	97	28,674
LG Household & Health Care Ltd.	92	52,394
Lotte Shopping Co., Ltd.	232	66,531
Samsung Engineering Co., Ltd.	118	20,247
Samsung Fire & Marine Insurance Co. Ltd.	25	5,349
Samsung Heavy Industries Co., Ltd.	360	12,096
Samsung Life Insurance Co., Ltd.	329	28,351
SK Telecom Co., Ltd. ADR (1)	4,489	65,270

		616,278

Malaysia - 14.4%
AMMB Holdings Bhd	16,900	35,110
Axiata Group Bhd	30,600	64,978
CIMB Group Holdings Bhd	19,100	46,782
DiGi.Com Bhd	53,900	92,908
Kuala Lumpur Kepong Bhd	9,400	67,763
Malayan Banking Bhd	26,500	77,998
Maxis Bhd	35,500	80,308
Petronas Chemicals Group Bhd	35,200	73,518
Public Bank Bhd †	14,000	65,833
Sime Darby Bhd	23,200	74,336
Telekom Malaysia Bhd	40,600	82,101
Tenaga Nasional Bhd	9,400	20,897
UMW Holdings Bhd	1,600	5,226

		787,758

Mexico - 3.8%
America Movil SAB de CV, Series L ADR (1)(a)	1,726	43,909
Coca-Cola Femsa SAB de CV ADR (1)(a)	531	68,499
Grupo Televisa SAB ADR (1)(a)	963	22,640
Wal-Mart de Mexico SAB de CV, Series V (1)	26,400	74,349

		209,397

Poland - 3.9%
PGE SA	8,494	49,050
Powszechna Kasa Oszczednosci Bank Polski SA	1,390	15,449
Powszechny Zaklad Ubezpieczen SA	555	62,430
Telekomunikacja Polska SA	16,456	84,567

		211,496

Russia - 2.3%
Lukoil OAO ADR (1)	949	58,402
Magnit OJSC GDR	234	7,969

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Russia - 2.3% (continued)
MMC Norilsk Nickel OJSC ADR (1)	1,841	$29,106
Tatneft OAO ADR	751	31,239

		126,716

South Africa - 14.0%
ABSA Group Ltd.	942	15,716
Aspen Pharmacare Holdings Ltd. †	4,681	80,551
Bidvest Group Ltd.	3,210	79,410
FirstRand Ltd.	3,618	12,126
Gold Fields Ltd. ADR (1)(a)	2,311	29,696
Kumba Iron Ore Ltd.	235	14,166
Life Healthcare Group Holdings Ltd.	18,417	70,361
MTN Group Ltd.	1,534	29,614
Nedbank Group Ltd.	1,661	36,642
Remgro Ltd. †	4,302	75,211
Sanlam Ltd.	11,228	50,735
Shoprite Holdings Ltd.	3,556	71,849
Standard Bank Group Ltd./South Africa	5,253	66,732
Tiger Brands Ltd.	338	11,087
Vodacom Group Ltd.	2,962	36,344
Woolworths Holdings Ltd.	11,513	84,069

		764,309

Taiwan - 10.2%
Acer, Inc. †	43,000	42,111
Cheng UEI Precision Industry Co., Ltd. †	6,059	14,469
China Steel Corp.	32,480	29,589
Chunghwa Telecom Co., Ltd. ADR (1)	2,279	72,358
Evergreen Marine Corp. Taiwan Ltd. †	39,000	20,489
Foxconn Technology Co., Ltd.	7,350	28,454
HTC Corp.	2,000	19,313
Powertech Technology, Inc. †	10,000	19,111
Realtek Semiconductor Corp.	20,200	39,796
Richtek Technology Corp. †	6,000	35,801
Synnex Technology International Corp.	18,000	40,677
Taiwan Mobile Co. Ltd.	23,000	83,875
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	2,756	43,600
Uni-President Enterprises Corp.	28,890	51,044
Wistron Corp.	13,650	16,344

		557,031

Thailand - 4.2%
Advanced Info Service PCL NVDR	11,800	81,946
CP ALL PCL NVDR †	57,700	66,361
PTT Global Chemical PCL NVDR	27,200	55,597
PTT PCL NVDR	2,400	25,599

		229,503

Turkey - 2.9%
KOC Holding AS	12,784	51,160
Turk Hava Yollari †	5,020	10,515
Turk Telekomunikasyon AS	18,470	73,568
Turkcell Iletisim Hizmetleri AS †	3,600	21,955

		157,198

TOTAL COMMON STOCKS (cost $4,838,269)		5,040,952

PREFERRED STOCKS - 0.6%
Brazil - 0.6%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (1) (cost $33,767)	3,200	31,033

	SHARES	VALUE (Note 3)
EXCHANGE-TRADED FUNDS - 6.0%
iShares MSCI Emerging Markets Index Fund (1) (cost $313,402)	7,955	$328,701

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b) (cost $89,063)	89,063	89,063

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (b)(c) (cost $152,366)	152,366	152,366

TOTAL INVESTMENTS - 103.1% (cost $5,426,867)		5,642,115

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1%)		(169,318)

NET ASSETS - 100.0%		$5,472,797

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $148,864; cash collateral of $152,366 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$401,643	7.3%
Consumer Staples	919,726	16.8
Energy	149,027	2.7
Financials	725,804	13.3
Health Care	199,799	3.7
Industrials	325,061	5.9
Information Technology	304,661	5.6
Materials	409,834	7.5
Mutual Fund	328,701	6.0
Telecommunication Services	1,125,489	20.6
Utilities	510,941	9.3
Money Market Funds	241,429	4.4

Total Investments	5,642,115	103.1
Liabilities in Excess of Other Assets	(169,318)	(3.1)

Net Assets	$5,472,797	100.0%

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

COMMON STOCKS - 92.4%	SHARES	VALUE (Note 3)
Australia - 13.8%
AGL Energy Ltd.	2,108	$32,659
Amcor Ltd.	5,974	47,934
ASX Ltd.	1,108	33,855
BlueScope Steel Ltd. †	5,747	2,490
Boral Ltd.	2,169	8,594
Brambles Ltd.	275	1,993
Coca-Cola Amatil Ltd.	3,221	45,221
Cochlear Ltd.	280	19,425
Commonwealth Bank of Australia	160	9,212
Computershare Ltd.	222	1,905
Insurance Australia Group Ltd.	1,888	8,515
Orica Ltd.	208	5,349
Sonic Healthcare Ltd.	3,275	45,877
Tabcorp Holdings Ltd.	14,521	41,497
Transurban Group	7,180	44,518
Wesfarmers Ltd.	1,415	50,080
Woodside Petroleum Ltd.	387	13,239
Woolworths Ltd.	1,588	47,286

		459,649

Belgium - 0.6%
Belgacom SA	371	11,320
Delhaize Group SA	191	7,377

		18,697

Canada - 14.9%
Agrium, Inc. (1)	22	2,283
Bank of Montreal (1)	608	35,932
Bank of Nova Scotia (1)	714	39,161
Barrick Gold Corp. (1)	203	8,483
BCE, Inc. (1)	1,046	46,017
Canadian Imperial Bank of Commerce (1)	500	39,136
Canadian National Railway Co. (1)	283	25,041
Eldorado Gold Corp. (1)	904	13,784
Enbridge, Inc. (1)	523	20,428
Goldcorp, Inc. (1)	173	7,944
IAMGOLD Corp. (1)	414	6,565
Imperial Oil Ltd. (1)	500	23,014
National Bank of Canada (1)	482	36,477
Rogers Communications, Inc., Class B (1)	434	17,570
Royal Bank of Canada (1)	159	9,144
Shaw Communications, Inc., Class B (1)	1,065	21,796
Shoppers Drug Mart Corp. (1)	1,038	43,216
Toronto-Dominion Bank/The (1)	283	23,602
TransCanada Corp. (1)(a)	734	33,404
Yamana Gold, Inc. (1)	2,335	44,605

		497,602

Denmark - 1.3%
Novo Nordisk A/S, Class B	270	42,491

France - 1.5%
Cie Generale d’Optique Essilor
International SA	120	11,229
Danone SA	282	17,351
L’Oreal SA	103	12,735
SES SA FDR	361	9,817

		51,132

Germany - 2.2%
Beiersdorf AG	685	50,310

	SHARES	VALUE (Note 3)
Germany - 2.2% (continued)
Deutsche Postbank AG †	177	$6,782
Fresenius Medical Care AG & Co.
KGaA	135	9,902
Metro AG	236	7,071

		74,065

Hong Kong - 1.6%
CLP Holdings Ltd.	1,500	12,732
Hang Seng Bank Ltd.	1,100	16,816
Power Assets Holdings Ltd.	3,000	25,473

		55,021

Japan - 26.4%
Aeon Co., Ltd.	200	2,258
Ajinomoto Co., Inc.	1,000	15,663
All Nippon Airways Co., Ltd.	3,000	6,306
Asahi Group Holdings Ltd.	1,400	34,526
Asahi Kasei Corp.	3,000	15,464
Astellas Pharma, Inc.	900	45,612
Bank of Yokohama Ltd./The	1,000	4,755
Canon, Inc.	600	19,259
Central Japan Railway Co.	500	43,888
Chiba Bank Ltd./The	1,000	5,813
Chugai Pharmaceutical Co., Ltd.	1,200	25,151
Dai Nippon Printing Co., Ltd.	1,000	6,973
Dentsu, Inc.	300	7,598
East Japan Railway Co.	300	19,849
Eisai Co., Ltd.	200	9,010
FamilyMart Co., Ltd.	500	24,565
Inpex Corp.	1	5,945
Kao Corp.	1,600	47,042
KDDI Corp.	700	54,294
Konami Corp.	100	2,271
Kuraray Co., Ltd.	200	2,271
Lawson, Inc.	300	23,029
Mitsumi Electric Co., Ltd. †	400	2,136
Nippon Electric Glass Co., Ltd.	2,000	11,021
Nippon Express Co., Ltd.	2,000	7,575
Nitori Holdings Co., Ltd.	350	32,485
NTT DOCOMO, Inc.	26	42,007
Oriental Land Co., Ltd.	200	26,333
Osaka Gas Co., Ltd.	10,000	43,998
Rakuten, Inc.	100	1,017
Secom Co., Ltd.	300	15,637
Seven & I Holdings Co., Ltd.	800	24,515
Shionogi & Co., Ltd.	1,200	18,287
Shiseido Co., Ltd.	100	1,371
Shizuoka Bank Ltd./The	2,000	20,465
Suzuki Motor Corp.	200	3,885
Takeda Pharmaceutical Co., Ltd.	700	32,205
Tokyo Gas Co., Ltd.	6,000	32,994
Toyo Suisan Kaisha Ltd.	1,000	25,023
Trend Micro, Inc.	400	11,153
Unicharm Corp.	400	22,934
West Japan Railway Co.	700	29,894
Yamada Denki Co., Ltd.	220	9,651
Yamato Holdings Co., Ltd.	2,700	42,702

		878,830

Netherlands - 0.7%
Koninklijke Ahold NV	1,533	19,200

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Netherlands - 0.7% (continued)
Unilever NV CVA	130	$4,611

		23,811

Norway - 0.5%
Telenor ASA	872	17,019

Singapore - 1.4%
Golden Agri-Resources Ltd.	7,000	3,742
Singapore Airlines Ltd.	2,000	17,456
Singapore Telecommunications Ltd.	10,000	26,040

		47,238

Spain - 0.9%
Inditex SA	243	30,193

Sweden - 2.0%
Hennes & Mauritz AB, B Shares	680	23,666
Swedish Match AB	555	22,468
Tele2 AB, B Shares	1,063	19,306

		65,440

Switzerland - 4.8%
Kuehne + Nagel International AG	135	15,277
Nestle SA	731	46,124
Novartis AG	787	48,167
Roche Holding AG	21	3,928
SGS SA	8	16,451
Swisscom AG	68	27,376
Syngenta AG	10	3,741

		161,064

United Kingdom - 19.3%
ARM Holdings PLC	781	7,290
Associated British Foods PLC	2,207	45,988
AstraZeneca PLC	966	46,122
British American Tobacco PLC	843	43,316
Burberry Group PLC	132	2,137
Centrica PLC	6,016	31,834
Compass Group PLC	1,907	21,080
Experian PLC	561	9,341
GlaxoSmithKline PLC	1,283	29,615
Imperial Tobacco Group PLC	381	14,115
J Sainsbury PLC	3,512	19,737
Marks & Spencer Group PLC	4,636	26,754
National Grid PLC	3,861	42,590
Pearson PLC	795	15,541
Reckitt Benckiser Group PLC	804	46,322
Rexam PLC	1,352	9,513
Royal Dutch Shell PLC, B Shares	459	16,334
Sage Group PLC/The	1,205	6,106
Serco Group PLC	1,039	9,744
Shire PLC	80	2,360
Smith & Nephew PLC	3,441	37,959
SSE PLC	1,989	44,758
Tesco PLC	1,004	5,392
Vodafone Group PLC	15,558	44,210
Whitbread PLC	485	17,789
WM Morrison Supermarkets PLC	10,081	46,481

		642,428

	SHARES	VALUE (Note 3)
United States - 0.5%
Thomson Reuters Corp. (1)	569	$16,449

TOTAL COMMON STOCKS (cost $2,913,324)		3,081,129

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	157	12,506
Porsche Automobil Holding SE	30	1,798

TOTAL PREFERRED STOCKS (cost $11,979)		14,304

EXCHANGE-TRADED FUNDS - 5.7%
iShares MSCI EAFE Index Fund (1) (cost $183,191)	3,606	191,118

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money
Market Fund - Institutional Shares, 0.000% (b) (cost $52,318)	52,318	52,318

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (b)(c) (cost $35,012)	35,012	35,012

TOTAL INVESTMENTS - 101.2% (cost $3,195,824)		3,373,881

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)		(40,401)

NET ASSETS - 100.0%		$3,333,480

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $33,334; cash collateral of $35,012 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$309,487	9.3%
Consumer Staples	831,573	24.9
Energy	112,363	3.4
Financials	289,667	8.7
Health Care	427,340	12.8
Industrials	312,647	9.4
Information Technology	61,139	1.8
Materials	179,019	5.4
Mutual Fund	191,118	5.7
Telecommunication Services	305,160	9.1
Utilities	267,038	8.0
Money Market Funds	87,330	2.7

Total Investments	3,373,881	101.2
Liabilities in Excess of Other Assets	(40,401)	(1.2)

Net Assets	$3,333,480	100.0%

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

COMMON STOCKS - 90.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 8.0%
Amazon.com, Inc. †	120	$30,518
AutoZone, Inc. †	42	15,526
Bed Bath & Beyond, Inc. †	79	4,977
Big Lots, Inc. †(a)	328	9,702
Buckle, Inc./The (a)	64	2,908
Chipotle Mexican Grill, Inc. †	24	7,621
Dollar Tree, Inc. †	337	16,269
Family Dollar Stores, Inc.	110	7,293
GameStop Corp., Class A (a)	72	1,512
ITT Educational Services, Inc. †	56	1,805
Kohl’s Corp.	84	4,303
McDonald’s Corp.	418	38,352
McGraw-Hill Cos., Inc./The	218	11,901
Panera Bread Co., Class A †	40	6,836
PetSmart, Inc.	86	5,932
RadioShack Corp. (a)	1,220	2,904
Ross Stores, Inc.	22	1,421
Scripps Networks Interactive, Inc., Class A	71	4,347
Target Corp.	318	20,183
TJX Cos., Inc.	81	3,628
Tupperware Brands Corp.	48	2,572
Viacom, Inc., Class B	248	13,290
Washington Post Co./The, Class B	6	2,178
Yum! Brands, Inc.	116	7,695

		223,673

Consumer Staples - 23.4%
Altria Group, Inc.	1,087	36,295
Archer-Daniels-Midland Co.	45	1,223
Brown-Forman Corp., Class B	394	25,709
Campbell Soup Co. (a)	371	12,918
Church & Dwight Co., Inc.	618	33,366
Clorox Co./The	226	16,283
Coca-Cola Co./The	414	15,703
Colgate-Palmolive Co.	350	37,527
ConAgra Foods, Inc.	242	6,677
Costco Wholesale Corp.	379	37,947
CVS Caremark Corp.	215	10,410
Estee Lauder Cos., Inc./The, Class A	18	1,108
General Mills, Inc.	528	21,041
Hershey Co./The	142	10,066
HJ Heinz Co.	468	26,185
Hormel Foods Corp. (a)	469	13,714
Kellogg Co.	234	12,088
Kimberly-Clark Corp.	443	38,001
Kroger Co./The	954	22,457
Lorillard, Inc.	293	34,120
McCormick & Co., Inc.	183	11,353
PepsiCo, Inc.	499	35,314
Philip Morris International, Inc.	418	37,595
Procter & Gamble Co./The	553	38,356
Reynolds American, Inc. (a)	808	35,019
Sysco Corp. (a)	224	7,004
Walgreen Co.	492	17,929
Wal-Mart Stores, Inc.	506	37,343
Whole Foods Market, Inc.	205	19,967

		652,718

Energy - 1.3%
CARBO Ceramics, Inc. (a)	63	3,964
Chevron Corp.	63	7,343

	SHARES	VALUE (Note 3)
Energy - 1.3% (continued)
Exxon Mobil Corp.	145	$13,260
Spectra Energy Corp.	378	11,098

		35,665

Financials - 8.9%
ACE Ltd. (Switzerland)	47	3,553
Aon PLC (United Kingdom)	119	6,223
Bank of Hawaii Corp. (a)	483	22,034
Chubb Corp./The	466	35,547
City National Corp. (a)	37	1,906
Cullen/Frost Bankers, Inc. (a)	419	24,063
Everest Re Group Ltd.	329	35,190
FirstMerit Corp. (a)	43	633
HCC Insurance Holdings, Inc.	19	644
M&T Bank Corp. (a)	161	15,321
Marsh & McLennan Cos., Inc.	191	6,481
New York Community Bancorp, Inc. (a)	1,111	15,732
Northern Trust Corp.	220	10,211
People’s United Financial, Inc.	2,505	30,411
Progressive Corp./The	141	2,924
Travelers Cos., Inc./The	285	19,454
US Bancorp	134	4,596
WR Berkley Corp. (a)	402	15,071

		249,994

Health Care - 16.6%
Abbott Laboratories	359	24,613
Aetna, Inc.	146	5,782
Alexion Pharmaceuticals, Inc. †	18	2,059
Allergan, Inc.	150	13,737
AmerisourceBergen Corp.	223	8,632
Amgen, Inc.	247	20,827
Baxter International, Inc.	276	16,632
Becton Dickinson and Co. (a)	266	20,897
Biogen Idec, Inc. †	158	23,578
Bristol-Myers Squibb Co.	901	30,409
Cardinal Health, Inc.	328	12,782
Celgene Corp. †	272	20,781
CR Bard, Inc.	173	18,105
Edwards Lifesciences Corp. †	51	5,476
Eli Lilly & Co.	697	33,045
Forest Laboratories, Inc. †	373	13,283
Gilead Sciences, Inc. †	195	12,934
Henry Schein, Inc. †	102	8,086
IDEXX Laboratories, Inc. †(a)	87	8,644
Johnson & Johnson	554	38,176
Laboratory Corp of America Holdings †	95	8,785
McKesson Corp.	214	18,410
Merck & Co., Inc.	161	7,261
Mettler-Toledo International, Inc. †(a)	38	6,488
Myriad Genetics, Inc. †	407	10,985
Patterson Cos., Inc.	431	14,758
Pfizer, Inc.	199	4,945
Quest Diagnostics, Inc.	12	761
St Jude Medical, Inc.	88	3,707
Stryker Corp.	386	21,485
UnitedHealth Group, Inc.	203	11,248
Vertex Pharmaceuticals, Inc. †	53	2,965
WellPoint, Inc.	40	2,320
Zimmer Holdings, Inc.	149	10,075

		462,671

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Industrials - 4.8%
3M Co.	154	$14,233
CH Robinson Worldwide, Inc. (a)	106	6,206
Clean Harbors, Inc. †	50	2,443
Dun & Bradstreet Corp./The	71	5,653
Fastenal Co.	74	3,181
General Dynamics Corp.	136	8,992
Honeywell International, Inc.	55	3,286
Lockheed Martin Corp. (a)	68	6,350
Northrop Grumman Corp.	108	7,174
Raytheon Co.	151	8,631
Republic Services, Inc.	110	3,026
Stericycle, Inc. †	284	25,708
United Parcel Service, Inc., Class B	119	8,517
United Technologies Corp.	44	3,445
Waste Management, Inc. (a)	783	25,119
Werner Enterprises, Inc. (a)	136	2,906

		134,870

Information Technology - 13.2%
Accenture PLC, Class A (Ireland)	312	21,849
Altera Corp.	119	4,044
Analog Devices, Inc.	448	17,557
Apple, Inc.	11	7,340
Autodesk, Inc. †	40	1,335
Automatic Data Processing, Inc.	540	31,676
Broadcom Corp., Class A †	185	6,397
F5 Networks, Inc. †	6	628
FactSet Research Systems, Inc. (a)	184	17,741
Google, Inc., Class A †	49	36,971
IAC/InterActiveCorp	371	19,314
Intel Corp.	562	12,746
International Business Machines Corp.	176	36,511
Intuit, Inc.	297	17,487
Linear Technology Corp.	603	19,206
Marvell Technology Group Ltd.	84	769
Mastercard, Inc., Class A	28	12,641
Maxim Integrated Products, Inc.	90	2,396
MEMC Electronic Materials, Inc. †(a)	1,422	3,911
Microchip Technology, Inc.	119	3,896
Microsoft Corp.	461	13,729
Paychex, Inc. (a)	285	9,488
QUALCOMM, Inc.	18	1,125
Riverbed Technology, Inc. †(a)	298	6,934
SAIC, Inc.	133	1,601
Silicon Laboratories, Inc. †(a)	258	9,484
Synopsys, Inc. †	391	12,911
Texas Instruments, Inc. (a)	52	1,433
Total System Services, Inc.	147	3,484
VeriSign, Inc. †	187	9,105
Visa, Inc., Class A	112	15,039
Xilinx, Inc.	319	10,658

		369,406

Materials - 0.6%
Newmont Mining Corp.	180	10,082
Sherwin-Williams Co./The	32	4,765
Sigma-Aldrich Corp. (a)	8	576

		15,423

Telecommunication Services - 3.1%
AT&T, Inc.	806	30,386
CenturyLink, Inc.	390	15,756
tw telecom, Inc. †(a)	116	3,024

	SHARES	VALUE (Note 3)
Telecommunication Services - 3.1% (continued)
Verizon Communications, Inc.	772	$35,180
Windstream Corp. (a)	319	3,225

		87,571

Utilities - 10.4%
American Electric Power Co., Inc.	328	14,412
American Water Works Co., Inc.	448	16,603
CenterPoint Energy, Inc.	181	3,855
Consolidated Edison, Inc.	397	23,776
Dominion Resources, Inc.	709	37,535
DTE Energy Co.	201	12,048
Duke Energy Corp.	274	17,755
Entergy Corp.	235	16,286
Exelon Corp.	19	676
NextEra Energy, Inc.	85	5,978
NiSource, Inc.	90	2,293
OGE Energy Corp.	35	1,941
ONEOK, Inc.	58	2,802
PG&E Corp.	402	17,153
Pinnacle West Capital Corp.	103	5,438
Public Service Enterprise Group, Inc.	460	14,803
Questar Corp.	494	10,043
Sempra Energy	506	32,632
Southern Co.	627	28,899
UGI Corp.	543	17,240
Wisconsin Energy Corp.	53	1,997
Xcel Energy, Inc.	242	6,706

		290,871

TOTAL COMMON STOCKS (cost $2,463,574)		2,522,862

EXCHANGE-TRADED FUNDS - 7.7%
SPDR S&P 500 ETF Trust
(cost $215,876)	1,504	216,471

MONEY MARKET FUNDS - 2.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $55,162)	55,162	55,162

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 9.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(b)(c)
(cost $260,239)	260,239	260,239

TOTAL INVESTMENTS - 109.3% (cost $2,994,851)		3,054,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3%)		(259,425)

NET ASSETS - 100.0%		$2,795,309

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $254,024; cash collateral of $260,239 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 104.3%	SHARES	VALUE (Note 3)
COMMON STOCKS - 36.5%

Consumer Discretionary - 3.7%
American Greetings Corp., Class A	76,957	$1,292,878
Astral Media, Inc., Class A (Canada)	217,107	10,640,032
Carnival PLC ADR (United Kingdom)	199,861	7,346,890
China Century Dragon Media, Inc. (3)†(a)	150,272	20
China Networks International Holdings Ltd. (3)†(a)	2,287,278	11,436
Collective Brands, Inc. †	588,673	12,780,091
Dollar General Corp. †	44,000	2,267,760
J Alexander’s Corp. †	937	13,558
JAKKS Pacific, Inc.	329,407	4,799,460
Learning Tree International, Inc. †	94,450	480,750
Lennar Corp. B Shares, Class B	40,782	1,098,667
Liberty Global, Inc. †	740,523	41,780,308
Michael Kors Holdings Ltd. (Hong Kong) †	41,250	2,193,675
RONA, Inc. (Canada) †	531,740	5,998,369
Tesla Motors, Inc. †	82,500	2,415,600

		93,119,494

Consumer Staples - 6.2%
Celsius Holdings, Inc. †	161,622	53,335
Central Garden and Pet Co. †	601,898	7,156,567
Green Mountain Coffee Roasters, Inc. †	31,981	759,549
Grupo Modelo SAB de CV, Series C (Mexico)	1,289,038	11,605,774
Hillshire Brands Co.	245,313	6,569,482
Kraft Foods, Inc., Class A	2,646,892	109,448,984
Neptune Technologies & Bioressources, Inc. (Canada) †	113,400	447,930
Physicians Formula Holdings, Inc. †	439,061	2,138,227
Post Holdings, Inc. †	60,500	1,818,630
Viterra, Inc. (Canada)	887,477	14,543,032

		154,541,510

Energy - 3.2%
Approach Resources, Inc. †(b)	71,500	2,154,295
CREDO Petroleum Corp. †	10,496	152,087
CVR Energy, Inc. †	4,666	171,475
Emerald Oil, Inc. †	121,500	100,845
Gulf United Energy, Inc. (3)†(a)	1,959,798	117,588
Halcon Resources Corp. †	190,407	1,395,683

	SHARES	VALUE (Note 3)
Energy - 3.2% (continued)
Mission NewEnergy Ltd. (Australia) †	20,132	$1,309
Nexen, Inc. (Canada)	475,182	12,041,112
Progress Energy Resources Corp. (Canada)	608,447	13,554,053
Pure Energy Services Ltd. (Canada)	26,151	292,074
Royal Dutch Shell PLC, Class A ADR (Netherlands)	476,000	33,039,160
Union Drilling, Inc. †	8,694	56,424
Venoco, Inc. †	1,475,417	17,527,954

		80,604,059

Financials - 7.6%
Andina Acquisition Corp. †(b)	415,800	4,041,576
Arlington Asset Investment Corp., Class A	40,500	966,330
Australia Acquisition Corp. (Australia) †	612,000	6,107,760
Azteca Acquisition Corp. †(b)	800,000	7,840,000
BancTrust Financial Group, Inc. †	637,279	1,918,210
Beacon Federal Bancorp, Inc. †	94,879	1,950,712
BGS Acquisition Corp. (Argentina) †(b)	671,160	6,577,368
Blue Wolf Mongolia Holdings Corp. †(b)	526,500	5,265,000
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	306,257	2,878,816
Chesapeake Lodging Trust REIT	20,533	407,991
China Growth Equity Investment Ltd. (China) †	395,000	3,910,500
China VantagePoint Acquisition Co. †	199,098	1,180,651
CITIC Securities Co. Ltd., H Shares (China) (2)	220,000	385,834
Citizens South Banking Corp.	238,478	1,669,346
Empeiria Acquisition Corp. †	680,000	6,888,400
European CleanTech SE, Class A (Germany) (2)†	621,000	7,861,561
Fifth Street Finance Corp.	75,661	830,758
First California Financial Group, Inc. †	946,877	6,590,264
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)(a)	219,450	—
General American Investors Co., Inc.	9,044	263,000
General Growth Properties, Inc. REIT	353,993	6,895,784
Global Cornerstone Holdings Ltd. (3)†(a)	632,000	6,376,880
Global Eagle Acquisition Corp. (2)†	1,382,500	13,852,650
Health Care REIT, Inc. REIT	38,500	2,223,375

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 7.6% (continued)
Healthcare Realty Trust, Inc. REIT	88,000	$2,028,400
Hudson City Bancorp, Inc.	629,095	5,007,596
Hyde Park Acquisition Corp. II †	1,195,400	12,085,494
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	2,334,123
Janus Capital Group, Inc.	2,500	23,600
L&L Acquisition Corp. (3)†(a)	306,000	—
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	2,587,813
Nautilus Marine Acquisition Corp. (Greece) †	777,600	7,744,896
New England Bancshares, Inc.	1,238	16,948
Pacific Capital Bancorp †	581	26,668
Patriot National Bank ADR (3)†(a)	2,000,000	1,718,200
PMI Group, Inc./The †	263	5
Prime Acquisition Corp. (China) †	423,935	4,163,042
RLJ Acquisition, Inc. †	974,044	9,389,784
ROI Acquisition Corp. †	756,000	7,182,000
Rouse Properties, Inc. REIT	13,278	190,539
Santa Monica Media Corp. (3)†(a)	15,377	—
Savannah Bancorp, Inc./The †	46,382	463,356
SCG Financial Acquistion Corp. (3)†(a)	631,210	6,248,979
SeaBright Holdings, Inc.	730,930	8,040,230
Selway Capital Acquisition Corp., Class A †	414,792	3,940,524
Simon Property Group, Inc. REIT	13,750	2,087,388
SP Acquisition Holdings, Inc. (3)†(a)	27,000	—
Summit Hotel Properties, Inc. REIT	48,600	415,044
Sun Communities, Inc. REIT	26,087	1,150,958
Trian Acquisition I Corp. (3)†(a)	15,200	—
Trio Merger Corp. †	456,000	4,491,600
Universal Business Payment Solutions Acquisition Corp. †	649,525	3,910,140
West Coast Bancorp †	149,024	3,356,020
Western Asset Mortgage Capital Corp. REIT	81,000	1,798,200
Western Liberty Bancorp. †	458,291	1,865,244

		189,149,557

Health Care - 2.4%
Access Pharmaceuticals, Inc. †(b)	228,024	102,611
American Surgical Holdings, Inc. (3)†(a)	15,747	—

	SHARES	VALUE (Note 3)
Health Care - 2.4% (continued)
AMERIGROUP Corp. †	99,288	$9,077,902
Amgen, Inc.	593	50,002
China Medical Technologies, Inc. ADR (China) †	4,931	10,848
Complete Genomics, Inc. †	829,258	2,578,992
Cormedix, Inc. †	123,373	33,311
Coventry Health Care, Inc.	460,113	19,182,111
CryoPort, Inc. (3)†(a)	174,081	34,816
Forest Laboratories, Inc. (3)†(a)	335,833	319,041
Indevus Pharmaceuticals, Inc. (3)†(a)	6,006	—
InspireMD, Inc. (United Kingdom) (3)†(a)(b)	135,823	308,318
Kips Bay Medical, Inc. †	45,231	79,154
MannKind Corp. †	7	20
Medicis Pharmaceutical Corp., Class A	9,370	405,440
Mediq NV (Netherlands) (2)†	50,628	839,119
Neostem, Inc. †	324,000	222,134
Par Pharmaceutical Cos., Inc. †	281,372	14,062,973
Pluristem Therapeutics, Inc. (Israel) †	28,086	110,659
Provectus Pharmaceuticals, Inc. †	694,393	465,243
Repros Therapeutics, Inc. †	73,696	1,122,390
RXi Pharmaceuticals Corp. †	94,852	10,054
Sarepta Therapeutics, Inc. †	62,708	973,855
Sun Healthcare Group, Inc. †	783,810	6,634,952
Sunrise Senior Living, Inc. †	144,075	2,055,950
Team Health Holdings, Inc. †	54,673	1,483,279
Vocera Communications, Inc. †	18,093	559,255

		60,722,429

Industrials - 9.6%
Allied Defense Group, Inc./The (3)†(a)	190,011	598,535
Casella Waste Systems, Inc., Class A †	48,600	208,008
China Electric Motor, Inc. (China) †	2,400	73
Cooper Industries PLC	489,693	36,756,356
Dollar Thrifty Automotive Group, Inc. †	164,170	14,271,298
GeoEye, Inc. †	659,422	17,428,523
KEYW Holding Corp./The †	40,500	506,250
Kratos Defense & Security Solutions, Inc. †	67,232	392,635

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 9.6% (continued)
On Assignment, Inc. †	34,326	$683,774
Premier Alliance Group, Inc. †(b)	305,228	225,106
RailAmerica, Inc. †	101,142	2,778,371
Robbins & Myers, Inc.	106,867	6,369,273
Sapphire Industry Corp. (3)†(a)	25,025	—
Shaw Group, Inc./The †	469,435	20,476,755
Textainer Group Holdings Ltd.	20,134	615,094
Thermon Group Holdings, Inc. †	33,000	824,670
TNT Express NV (Netherlands) (2)	1,010,164	10,541,390
Trex Co., Inc. †	81,055	2,765,596
Tyco International Ltd. (Switzerland)	2,219,203	124,852,361

		240,294,068

Information Technology - 2.4%
Ariba, Inc. †	106,098	4,753,190
Brightpoint, Inc. †	1,075,164	9,654,973
Comverse Technology, Inc. †	1,878,132	11,550,512
Deltek, Inc. †	271	3,528
Ditech Networks, Inc. †	997,559	1,416,534
Equinix, Inc. †	7,162	1,475,730
ExactTarget, Inc. †	57,762	1,398,996
FSI International, Inc. †	678,586	4,207,233
LML Payment Systems, Inc. (Canada) †	220,778	750,645
Magic Software Enterprises Ltd. (Israel)	48,086	211,578
Mentor Graphics Corp. †	92,096	1,425,646
Micron Technology, Inc. †	31,163	186,511
Molex, Inc., Class A	60,195	1,307,435
Orckit Communications Ltd. (Israel) †	15,174	3,033
Pervasive Software, Inc. †	43,698	375,803
PLX Technology, Inc. †	1,898,961	10,957,005
Quest Software, Inc. (3)†(a)	325,222	9,106,216
Ramtron International Corp. †	116,212	357,933
SinoHub, Inc. (China) (3)†(a)	190,038	28,506
SouthPeak Interactive Corp. (3)†(a)	1,500,000	7,500
Telestone Technologies Corp. (China) †(c)	115,818	223,529
Trunkbow International Holdings Ltd. (China) †	74,574	66,371
Uni-Pixel, Inc. †	38,764	239,949
Visa, Inc., Class A	6,452	866,375

		60,574,731

	SHARES	VALUE (Note 3)
Materials - 0.4%
Aurcana Corp. (Canada) (3)†(a)	1,246,774	$1,521,848
Calvista Gold Corp. (Canada) †	200,000	134,269
Cereplast, Inc. †	258,156	67,121
CGA Mining Ltd. (Australia) †	885,927	2,523,238
China GengSheng Minerals, Inc. (China) †	33,531	13,409
Eagle Materials, Inc.	55,000	2,544,300
Edgewater Exploration Ltd. (Canada) †	417,850	163,638
Energy Fuels, Inc. (Canada) †	720,000	146,476
Lion One Metals Ltd. (Canada) (3)†(a)	775,282	520,482
Mines Management, Inc. †	16,120	24,825
Monsanto Co.	3,820	347,696
Solitario Exploration & Royalty Corp. †	7,399	13,688
Southern Arc Minerals, Inc. (Canada) (3)†(a)	248,481	87,200
Talison Lithium Ltd. (Australia) †	150,411	989,888

		9,098,078

Telecommunication Services - 0.5%
Cleveland Unlimited (3)†(a)	1	1,185,204
inContact, Inc. †	31,509	205,439
TELUS Corp., Class A (Canada)	151,829	9,498,000
XO holdings, Inc. O Shares (3)†(a)	1,366,340	—

		10,888,643

Utilities - 0.5%
CH Energy Group, Inc.	54,085	3,526,883
Genie Energy Ltd., Class B	219,987	1,577,307
GenOn Energy, Inc. †	2,862,669	7,242,552

		12,346,742

TOTAL COMMON STOCKS (cost $899,221,891)		911,339,311

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*				SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS - 3.1%
Energy - 0.4%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(b)(d)	B-	**			10,000	$9,237,500
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)	NR				1,169	1,075,480

						10,312,980

Financials - 2.1%
Alpine Banks of Colorado (3)(a)	NR				326,700	2,665,491
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(d)	NR				62,250	780,067
Jack Cooper Holdings Corp. 144A, $99.08 par, 13.750% (2)(b)(d)	NR				6,950,000	7,193,250
Jack Cooper Holdings Corp., Perpetual 144A, $100.00 par, 0.000% (2)†(d)(e)	NR				2,000	210,000
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (2)†	NR				19,550	177,172
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3				12,500	598,375
Sovereign Capital Trust IV, $50.00 par, 4.375% (2)	Ba1				602,005	39,431,328

						51,055,683

Industrials - 0.3%
China Dredging Group Co., Ltd. ADR (China) (3)†(a)	NR				1,000,000	5,000,000
Genesee & Wyoming, Inc., $100.00 par, 5.000% †	NR				13,325	1,384,067
Timberjack Corp., $188,000.00 par, 0.000% (3)†(a)	NR				188,000	595,885

						6,979,952

Information Technology - 0.0%(f)
Authentidate Holding Corp., Series C ADR, $1.6 par, 15.000% (3)†(a)	NR				218,000	418,560

Materials - 0.3%
North Atlantic Trading Co. 144A, $97.00 par, 19.000% (2)(d)(g)	Caa2				2,080,000	1,965,600
North Atlantic Trading Co. 144A, $98.00 par, 11.500% (2)(d)	B2				5,625,000	5,596,875

						7,562,475

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $68,880,551)						76,329,650

			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
CORPORATE BONDS - 11.1%
Communications - 0.8%
Baker & Taylor Acquisitions Corp. 144A (3)(a)(d)	B3		15.000%	04/01/17	$3,250	2,019,063
Clear Channel Communications, Inc. (2)	Ca		5.750%	01/15/13	2,700	2,703,375
Intelsat Investments SA (Luxembourg) (2)(b)	Caa3		6.500%	11/01/13	7,200	7,496,640
Interactive Network, Inc. /FriendFinder Networks, Inc. (2)	CCC	**	14.000%	09/30/13	775	639,488

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Communications - 0.8% (continued)
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(d)(g)	CC	**	11.500%	04/30/14	$2,690	$349,757
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. 144A (3)(a)(d)	WR		13.000%	12/15/16	1,150	1,129,012
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 144A (2)(d)	NR		9.247%	11/15/15	3,000	3,079,794
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non 144A (2)(d)	NR		6.829%	11/15/15	3,325	3,489,514

						20,906,643

Consumer Discretionary - 2.4%
Baker & Taylor, Inc. (2)(d)	WR		11.500%	07/01/13	3,250	3,250,000
Broder Bros Co. 144A (2)(d)(g)	NR		12.000%	10/15/13	6,475	6,248,375
Brookstone Co., Inc. 144A (2)(d)	NR	**	13.000%	10/15/14	516	469,560
Cenveo Corp. (2)(b)	Caa2		7.875%	12/01/13	8,025	7,994,906
Empire Today LLC/Empire Today Finance Corp. 144A (2)(b)(d)	B3		11.375%	02/01/17	3,250	3,436,875
HOA Restaurant Group LLC/HOA Finance Corp. 144A (2)(d)	B3		11.250%	04/01/17	8,975	8,189,688
IDQ Holdings, Inc. 144A (2)(b)(d)	B3		11.500%	04/01/17	4,325	4,595,312
Mandalay Resort Group (2)(b)	Caa1		7.625%	07/15/13	8,450	8,661,250
Mastro’s Restaurants LLC/RRG Finance Corp. 144A (2)(d)	Caa1		12.000%	06/01/17	6,625	6,823,750
MGM Resorts International (2)(b)	B3		6.750%	04/01/13	5,900	6,025,375
Pegasus Solutions, Inc. 144A (2)(d)(g)	NR		13.000%	04/15/14	3,553	3,019,794

						58,714,885

Consumer Staples - 0.1%
Vector Group Ltd. (2)	B1		11.000%	08/15/15	1,700	1,770,125

Energy - 1.9%
Black Elk Energy Offshore Operations LLC / Black Elk Finance Corp. (2)	Caa2		13.750%	12/01/15	5,800	5,872,500
CCS, Inc. 144A (Canada) (2)(d)	Caa2		11.000%	11/15/15	4,800	4,956,000
Chesapeake Energy Corp. (2)	Ba3		7.625%	07/15/13	7,250	7,521,875
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(a)	NR		20.000%	06/22/13	350	262,500
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(a)	NR		20.000%	06/22/13	230	172,631
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(a)	NR		15.000%	07/15/15	4,100	205,000
Global Rig Co. ASA (Norway) (3)(a)	NR		13.000%	06/15/15	3,452	3,555,216
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (2)	NR		11.000%	12/09/15	2,500	2,681,250

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 1.9% (continued)
Green Field Energy Services, Inc. 144A (3)(a)(d)	Caa2		13.000%	11/15/16		$2,025	$1,984,500
Harvest Operations Corp. (Canada) (2)	NR		7.500%	05/31/15	CAD	275	290,945
InterOil Exploration and Production ASA (Norway) (3)(a)	NR		15.000%	03/14/14	NOK	6,500	1,134,598
Offshore Group Investment Ltd. (Cayman Islands) (2)(b)	B3		11.500%	08/01/15		$4,800	5,304,000
Panoro Energy ASA 144A (Norway) (3)(a)(d)	NR		12.000%	11/15/18		2,300	2,369,000
Petrominerales Ltd. (Canada) (2)	NR		3.250%	06/12/17		3,200	2,692,000
Polarcus Alima AS (Norway) (3)(a)	NR		12.500%	10/29/15		3,800	3,971,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(d)	B3		11.875%	03/15/17		845	942,175
Regency Energy Partners LP/Regency Energy Finance Corp. (2)	B1		9.375%	06/01/16		3,760	4,103,100

							48,018,290

Financials - 2.8%
AV Homes, Inc. (2)	NR		7.500%	02/15/16		5,900	6,191,312
BPA Laboratories, Inc. 144A (2)(d)	NR		12.250%	04/01/17		5,875	5,581,250
CNO Financial Group, Inc. (2)(b)	B1		7.000%	12/30/16		3,635	6,620,244
CNO Financial Group, Inc., Series UNRE (2)	NR		7.000%	12/30/16		2,367	4,310,899
Global Investments Ltd. (Bermuda) (3)(a)	NR		11.000%	09/24/17		2,200	2,167,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)	Ba3		8.000%	01/15/18		4,530	4,858,425
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(e)	B1		3.962%	12/29/49		3,875	3,563,911
Jasper Explorer Ltd. (Cyprus) (2)	NR		13.500%	05/27/16		6,000	5,280,000
KCAP Financial, Inc. (2)	NR		8.750%	03/15/16		4,000	4,532,500
MF Global Holdings Ltd. (2)(h)	WR		3.375%	08/01/18		2,750	1,354,375
Rouse Co./The (2)(b)	BB+	**	6.750%	11/09/15		4,045	4,267,475
Speedy Cash Intermediate Holdings Corp. 144A (2)(d)	B3		10.750%	05/15/18		10,950	11,552,250
Synovus Financial Corp. (2)(b)	B3		5.125%	06/15/17		1,375	1,340,625
TMX Finance LLC / TitleMax Finance Corp. (2)	B2		13.250%	07/15/15		3,875	4,301,250
TMX Finance LLC/ TitleMax Finance Corp. (2)	B2		13.250%	07/15/15		3,280	3,640,800

							69,562,316

Health Care - 0.3%
KV Pharmaceutical Co. (2)	NR		12.000%	03/15/15		8,175	2,779,500
MannKind Corp. (2)	NR		5.750%	08/15/15		1,540	881,650
Merge Healthcare, Inc. (3)(a)	B2		11.750%	05/01/15		1,930	2,089,225
Select Medical Corp. (2)	B3		7.625%	02/01/15		1,638	1,660,522
US Oncology, Inc. (3)(a)	NR		9.125%	08/15/17		5,786	—

							7,410,897

Industrials - 1.2%
AAR Corp. (2)(b)	B+	**	1.750%	02/01/26		2,200	2,194,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Industrials - 1.2% (continued)
Boa Deep C AS (Norway) (3)(a)(e)	NR	7.710%	04/27/16	NOK	17,516	$3,118,563
Chloe Marine Corp. Ltd. (Bermuda) (3)(a)	NR	12.000%	12/28/16		$1,400	1,512,000
Floatel Superior Ltd. (Bahamas) (2)	NR	13.000%	09/02/15		1,100	1,193,500
MasTec, Inc. (2)	NR	4.250%	12/15/14		2,400	3,420,000
Ship Finance International Ltd. (Bermuda) (2)	B3	8.500%	12/15/13		3,250	3,250,000
Songa Offshore SE (Cyprus) (2)(e)	NR	10.420%	06/11/15	NOK	25,500	4,451,116
Songa Offshore SE (Cyprus) (3)(a)(e)	NR	12.690%	11/17/16		15,000	2,762,310
Tempel Steel Co. 144A (2)(d)	B3	12.000%	08/15/16		$5,625	5,498,438
United Continental Holdings, Inc. (3)(a)	NR	6.860%	04/22/14		1,907	1,925,638
Western Express, Inc. 144A (2)(d)	Caa2	12.500%	04/15/15		2,300	1,541,000

						30,867,065

Information Technology - 0.5%
Bankrate, Inc. (2)	B1	11.750%	07/15/15		1,077	1,206,240
Computer Sciences Corp. (2)	Baa2	5.000%	02/15/13		4,225	4,294,138
Freescale Semiconductor, Inc. (2)	Caa1	8.875%	12/15/14		4,100	4,161,500
GT Advanced Technologies, Inc. (2)	NR	3.000%	10/01/17		3,325	3,302,141
SouthPeak Interactive Corp. (3)(a)(h)	NR	29.000%	12/31/12		1,091	330,725

						13,294,744

Materials - 0.3%
Appleton Papers, Inc. 144A (2)(d)	B1	10.500%	06/15/15		600	637,500
Jaguar Mining, Inc. (2)	NR	5.500%	03/31/16		500	279,375
Standard Steel LLC / Standard Steel Finance Corp. 144A (2)(d)	B3	12.000%	05/01/15		5,631	6,180,022

						7,096,897

Telecommunication Services - 0.7%
Crown Castle International Corp. (2)(b)	B1	9.000%	01/15/15		13,225	14,183,813
FiberTower Corp. (3)(a)(h)	NR	9.000%	01/01/16		4,444	1,111,020
MediMedia USA, Inc. 144A (3)(a)(b)(d)	Caa2	11.375%	11/15/14		2,350	2,185,500

						17,480,333

Utilities - 0.1%
Atlantic Offshore (Norway) (3)(a)	NR	11.920%	06/27/15	NOK	12,000	2,094,643

TOTAL CORPORATE BONDS (cost $289,841,719)						277,216,838

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
CONVERTIBLE BONDS - 4.6%
Consumer Discretionary - 0.3%
M/I Homes, Inc. (2)	Caa2		3.250%	09/15/17		$2,300	$2,439,437
Meritage Homes Corp. (2)	B1		1.875%	09/15/32		2,475	2,454,891
Palm Harbor Homes, Inc. (3)(a)(h)	NR		3.250%	05/15/24		70	1,400
Standard Pacific Corp. (2)	B3		1.250%	08/01/32		975	1,072,500
Toll Brothers Finance Corp. 144A (2)(d)	Ba1		0.500%	09/15/32		875	881,016

							6,849,244

Consumer Staples - 0.5%
Central European Distribution Corp. (2)	CCC-	**	3.000%	03/15/13		3,875	3,594,063
Vector Group Ltd. (2)(e)	NR		3.750%	11/15/14		6,504	8,288,535
Vector Group Ltd. (2)(e)	NR		3.875%	06/15/26		58	63,546

							11,946,144

Energy - 0.7%
Cal Dive International, Inc. (2)	NR		5.000%	07/15/17		2,275	2,172,625
Heckmann Corp. (2)	Caa1		9.875%	04/15/18		3,950	4,068,500
PetroBakken Energy Ltd., Reg S (Canada) (2)	NR		3.125%	02/08/16		2,900	2,868,100
Petrominerales Ltd., Series PMG (Canada) (3)(a)	NR		2.625%	08/25/16		1,900	1,828,750
Polarcus Ltd. MTN (Norway) (2)	NR		2.875%	04/27/16		400	386,880
Vantage Drilling Co. (Cayman Islands) (2)	NR		7.875%	09/01/42		4,425	5,061,094

							16,385,949

Financials - 0.4%
CNO Financial Group, Inc.,
Series 1 (2)(b)	NR		7.000%	12/30/16		3,963	7,217,614
Janus Capital Group, Inc. (2)	Baa3		3.250%	07/15/14		250	264,531
TICC Capital Corp. 144A (2)(d)	NR		7.500%	11/01/17		3,550	3,623,059

							11,105,204

Health Care - 0.9%
Adcare Health Systems, Inc. (3)(a)	NR		10.000%	10/26/13		1,850	1,976,327
Enzon Pharmaceuticals, Inc. (2)	NR		4.000%	06/01/13		1,850	1,883,531
Exelixis, Inc. (2)	NR		4.250%	08/15/19		3,350	3,492,375
MannKind Corp. (2)(b)	NR		3.750%	12/15/13		500	300,000
Medicis Pharmaceutical Corp. (2)	NR		1.375%	06/01/17		10,100	12,611,703
Sequenom, Inc. 144A (2)(d)	NR		5.000%	10/01/17		2,825	2,915,047

							23,178,983

Industrials - 0.3%
China Linen Textile Industry Ltd. (Cayman Islands) (3)(a)	NR		7.500%	11/12/12		1,850	1,288,347
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(d)	Ba1		0.750%	04/05/17	EUR	2,800	3,715,080
MasTec, Inc. (2)	NR		4.000%	06/15/14		$2,125	2,952,422

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Industrials - 0.3% (continued)
Ultrapetrol Bahamas Ltd. 144A
(Bahamas) (2)(d)	NR		7.250%	01/15/17	$900	$550,125

						8,505,974

Information Technology - 0.0%(f)
Hutchinson Technology, Inc. (2)	NR		8.500%	01/15/26	95	54,981
SouthPeak Interactive Corp. (3)(a)(h)	NR		10.000%	07/19/13	2,500	706,600

						761,581

Materials - 0.1%
Cereplast, Inc. (3)(a)	NR		7.000%	06/01/16	4,450	1,860,892
ShengdaTech, Inc. 144A (2)(d)(h)	NR		6.500%	12/15/15	1,200	59,250
ShengdaTech, Inc. 144A (3)(a)(d)(h)	NR		6.000%	06/01/18	300	14,812

						1,934,954

Telecommunication Services - 1.3%
Level 3 Communications, Inc. (2)	NR		6.500%	10/01/16	13,525	19,442,188
Level 3 Communications, Inc. (2)(b)	CCC	**	15.000%	01/15/13	10,975	12,031,344
Level 3 Communications, Inc., Series B (2)	NR		7.000%	03/15/15	1,280	1,548,000

						33,021,532

TOTAL CONVERTIBLE BONDS (cost $119,501,623)						113,689,565

BANK LOANS - 0.5%
Consumer Discretionary - 0.1%
Eastman Kodak Co. (2)	WR		7.955%	07/20/13	2,475	2,431,688

Energy - 0.4%
Chesapeake Energy Corp. (2)	NR		8.500%	12/02/17	3,575	3,584,116
Patriot Coal Corp. (2)	NR		0.000%	12/31/49	7,400	7,375,358

						10,959,474

TOTAL BANK LOANS (cost $13,362,209)						13,391,162

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 2.8%	SHARES	VALUE (Note 3)
Advent Claymore Convertible
Securities and Income Fund (b)	3,570	$58,798
Advent Claymore Convertible Securities and Income Fund II	78,409	527,693
Advent Claymore Enhanced Growth & Income Fund (b)	15,163	146,171
ASA Gold and Precious Metals Ltd. (Bermuda) (b)	21,329	537,491
BlackRock Core Bond Trust (b)	139,542	2,165,692
BlackRock Credit Allocation Income Trust II, Inc.	217,570	2,510,758
BlackRock Credit Allocation Income Trust III, Inc.	134,904	1,633,687
BlackRock Credit Allocation Income Trust IV	160,783	2,279,903
BlackRock Diversified Income Strategies Fund, Inc.	1,843	19,886
BlackRock Enhanced Capital and Income Fund, Inc.	28,381	370,940
BlackRock Enhanced Equity Dividend Trust (b)	407,392	3,079,884
BlackRock Global Opportunities Equity Trust (b)	47,000	640,610
BlackRock Income Opportunity Trust, Inc.	183,650	2,121,157
BlackRock International Growth and Income Trust	141,588	1,032,177
BlackRock Resources & Commodities Strategy Trust	55,954	813,571
CBRE Clarion Global Real Estate Income Fund	99,161	879,558
Central Securities Corp.	2,732	55,159
Clough Global Equity Fund	36,411	470,430
Cohen & Steers Global Income Builder, Inc.	20,250	220,117
Eaton Vance Enhanced Equity Income Fund	174,629	1,934,889
Eaton Vance Enhanced Equity Income Fund II	197,633	2,189,774
Eaton Vance Risk-Managed Diversified Equity Income Fund	554,184	5,835,558
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	486,381	5,398,829
Eaton Vance Tax-Advantaged Dividend Income Fund	83,845	1,434,588
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	51,276	1,014,239
Eaton Vance Tax-Managed Buy-Write Income Fund	79,251	1,189,558
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	169,680	2,207,537
Eaton Vance Tax-Managed Diversified Equity Income Fund	641,571	6,101,340
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,109,922	9,778,413
First Opportunity Fund, Inc. †	26,788	204,928

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 2.8% (continued)
First Trust Aberdeen Emerging Opportunity Fund	4,669	$103,418
First Trust Enhanced Equity Income Fund	27,498	335,751
ING Global Advantage and Premium Opportunity Fund	2,156	25,527
ING Global Equity Dividend & Premium Opportunity Fund	9,834	90,964
ING Risk Managed Natural Resources Fund	3,592	43,643
Invesco Van Kampen Bond Fund	49,021	1,084,345
Invesco Van Kampen Dynamic Credit Opportunities Fund	116,399	1,475,939
John Hancock Hedged Equity & Income Fund	23,948	392,747
Kayne Anderson Midsteam/Energy Fund, Inc.	1,480	43,408
Lazard Global Total Return and Income Fund, Inc.	10,727	161,012
LMP Real Estate Income Fund, Inc.	6,517	75,206
Madison/Claymore Covered Call & Equity Strategy Fund	56,529	447,710
Montgomery Street Income Securities, Inc.	9,593	162,793
Morgan Stanley Emerging Markets Fund, Inc. †	10,213	149,825
Morgan Stanley Income Securities, Inc.	24,697	472,701
Nuveen Core Equity Alpha Fund	1,571	22,120
Nuveen Equity Premium Advantage Fund	68,887	872,109
Nuveen Equity Premium and Growth Fund	32,561	442,830
Nuveen Equity Premium Income Fund	78,322	985,291
Nuveen Equity Premium Opportunity Fund	84,537	1,066,857
Nuveen Quality Preferred Income Fund	16,270	145,616
Nuveen Quality Preferred Income Fund II	145,090	1,379,806
Nuveen Quality Preferred Income Fund III	6,322	58,984
Nuveen Tax-Advantaged Total Return Strategy Fund	15,161	167,074
Petroleum & Resources Corp.	44,451	1,166,394
Royce Focus Trust, Inc.	80,955	544,018
Source Capital, Inc.	2,131	110,982
Templeton Emerging Markets Fund	228	4,200
Western Asset Global Corporate Defined Opportunity Fund, Inc.	72,361	1,480,506
Western Asset Income Fund	10,746	171,184

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 2.8% (continued)
Zweig Fund, Inc.	1,912	$24,206

TOTAL CLOSED END FUNDS (cost $65,546,293)		70,560,501

EXCHANGE TRADED FUNDS - 0.1%
SPDR Barclays Capital High Yield Bond ETF (cost $2,229,024)	56,184	2,259,720

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Ally Financial, Inc., Perpetual Bond 144A (2)(b)(d) (cost $2,006,438)	2,175	2,034,645

RIGHTS - 0.0%(f)
Health Care - 0.0%(f)
American Medical Alert Corp. (3)†(a) (cost $—)	283,523	2,835

Information Technology - 0.0%(f)
Gerber Scientific, Inc. (3)†(a) (cost $—)	879,944	—

TOTAL RIGHTS (cost $—)		2,835

WARRANTS - 0.9%
Consumer Discretionary - 0.1%
Kandi Technologies Corp. (3)†(a)	169,478	39,014
Tile Shop Holdings, Inc. †	801,064	2,555,394

		2,594,408

Consumer Staples - 0.0%(f)
Celsius Holdings, Inc. (3)†(a)	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)†(a)	62,284	6

		531

Energy - 0.0%(f)
Camac Energy, Inc. (3)†(a)	88,191	2,796
Green Field Energy Services, Inc. (3)†(a)	2,025	60,750
Pacific Ethanol, Inc. (3)†(a)	318,750	41,788
Plug Power, Inc. (3)†(a)	88,875	10,878
Syntroleum Corp. (3)†(a)	253,165	22,633

		138,845

Financials - 0.7%
Andina Acquisition Corp. †(b)	415,800	87,318

	SHARES	VALUE (Note 3)
Financials - 0.7% (continued)
Associated Banc-Corp †(b)	20,065	$29,094
Australia Acquisition Corp. (Australia) †	612,000	159,120
Azteca Acquisition Corp. (3)†(a)	800,000	144,000
Boston Private Financial Holdings, Inc. †	97,674	358,464
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	156,637
Comerica, Inc. †	35,800	259,908
Comerica, Inc. (3)†(a)	9,708	16,601
European CleanTech SE (Germany) †	621,000	39,901
exceet Group SE (Germany) (2)†	72,000	23,131
Gerova Financial Group Ltd. (Bermuda) (3)†(a)	138,792	1,388
IVS Group (Luxembourg) (2)†	590,301	370,180
Jack Cooper Holdings Corp. (3)†(a)	2,223	155,610
Lincoln National Corp. †	49,759	797,637
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	103,578
Neostem (3)†(a)	243,000	31,444
Nautilus Marine Acquisition Corp. (Greece) †	777,600	108,864
Prime Acquisition Corp. (China) †	423,935	127,181
RLJ Acquisition, Inc. †	974,044	438,320
ROI Acquisition Corp. (3)†(a)	756,000	226,800
Selway Capital Acquisition Corp. †	414,792	219,840
Signature Bank †	107,610	4,193,562
Texas Capital Bancshares, Inc. †	16,077	560,283
Trio Merger Corp. †	456,000	296,400
Universal Business Payment Solutions Acquisition Corp. (2)†	947,052	189,410
Valley National Bancorp †	49,509	40,102
Wintrust Financial Corp. †	415,782	7,338,552

		16,473,325

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(a)	68,407	226
ADVENTRX Pharmaceuticals, Inc. (3)†(a)	103,750	27,598
Bionovo, Inc. (3)†(a)	39,373	4
Cormedix, Inc. †	75,400	4,524
CryoPort, Inc. (3)†(a)	1,704,825	31,412
CytRx Corp. (3)†(a)	2,268,000	186,656
InspireMD, Inc. (United Kingdom) (3)†(a)	67,911	46,152
IntelliPharmaCeutics International, Inc., Series A (3)†(a)	220,000	167,486

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Health Care - 0.1% (continued)
IntelliPharmaCeutics
International, Inc., Series B (3)†(a)	220,000	$101,684
Opexa Therapeutics, Inc. (3)†(a)	47,362	3,240
Pluristem Therapeutics, Inc. (Israel) (3)†(a)	173,242	164,026
Pluristem Therapeutics, Inc. (Israel) †	63,750	24,225
Provectus Pharmaceuticals, Inc., Series A (3)†(a)	881,558	38,965
Provectus Pharmaceuticals, Inc., Series C (3)†(a)	617,090	27,275
ReGeneRx Biopharmaceuticals, Inc. (3)†(a)	240,000	3,600
Rosetta Genomics Ltd. (Israel) (3)†(a)	688,211	17,916
RXi Pharmaceuticals Corp. (3)†(a)	144,175	156,877
Synergy Pharmaceuticals, Inc. (3)†(a)	82,000	100,048
Zogenix, Inc. (3)†(a)	38,250	30,428

		1,132,342

Industrials - 0.0%(f)
China Wood, Inc. (3)†(a)	94,000	103,466
Plastec Technologies Ltd. (Hong Kong) †	56,004	3,920
Spherix, Inc. (3)†(a)	196,441	2,259

		109,645

Information Technology - 0.0%(f)
Authentidate Holding Corp. (3)†(a)	1,377,760	198,043
Magic Software Enterprises Ltd. (Israel) (3)†(a)	132,782	22,746
Microvision, Inc. (3)†(a)	42,000	34,717
Orckit Communications Ltd. (Israel) (3)†(a)	84,282	17
SinoHub, Inc. (China) (3)†(a)	267,392	27

		255,550

Materials - 0.0%(f)
Aurcana Corp. (Canada) (3)†(a)	623,387	455,509
Calvista Gold Corp. (Canada) (2)†	100,000	1,017
Cereplast, Inc. (3)†(a)	64,539	19
China Shen Zhou Mining & Resources, Inc. (China) (3)†(a)	66,762	821
Edgewater Exploration Ltd. (Canada) (3)†(a)	250,000	1,043
Energy Fuels, Inc. (Canada) (3)†(a)	360,000	6,079
AUMN (3)†(a)	73,912	129,405

	SHARES	VALUE (Note 3)
Materials - 0.0%(f) (continued)
Kangaroo Resources Ltd. (Australia) (3)†(a)	24,137,931	$152,069

		745,962

Utilities - 0.0%(f)
China Hydroelectric Corp. (China) †	24,500	365

TOTAL WARRANTS (cost $12,914,924)		21,450,973

MONEY MARKET FUNDS - 44.6%
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(i)	394,010,389	394,010,389
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(i)(j)	283,640,729	283,640,730
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(i)	42,593,224	42,593,224
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.020% (2)(i)	394,010,389	394,010,389

TOTAL MONEY MARKET FUNDS (cost $1,114,254,732)		1,114,254,732

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0%(f)
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(i)(k) (cost $231,458)	231,458	231,458

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,587,990,861)		2,602,761,390

SECURITIES SOLD SHORT - (21.7)%

COMMON STOCKS - (20.0)%

Consumer Discretionary - (2.1)%
Carnival Corp.	(199,861)	(7,282,935)
Lennar Corp., Class A	(40,782)	(1,417,990)
Liberty Global, Inc., Class A †	(740,523)	(44,986,772)

		(53,687,697)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Staples - (4.9)%
American Oriental
Bioengineering, Inc. (China) †	(4,761)	$(3,047)
Central Garden and Pet Co., Class A †	(601,898)	(7,270,928)
Dole Food Co., Inc. †	(40,462)	(567,682)
Green Mountain Coffee
Roasters, Inc. †	(31,981)	(759,549)
Kraft Foods Group, Inc. †	(883,452)	(39,446,132)
Kraft Foods, Inc.	(2,646,892)	(70,274,982)
Vector Group Ltd.	(253,820)	(4,210,874)

		(122,533,194)

Energy - (1.7)%
Cal Dive International, Inc. †	(124,462)	(190,427)
Chesapeake Energy Corp.	(283,147)	(5,342,984)
CVR Energy, Inc. (3)†(a)	(4,666)	—
PetroBakken Energy Ltd., Class A (Canada)	(14,068)	(199,622)
Petrominerales Ltd. (Canada)	(11,815)	(95,664)
Petrominerales Ltd. (Colombia)	(113,857)	(924,519)
Polarcus Ltd. (Norway) (2)†	(116,826)	(127,030)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(475,962)	(33,936,091)
Vantage Drilling Co. †	(814,605)	(1,498,873)

		(42,315,210)

Financials - (2.1)%
Associated Banc-Corp	(7,791)	(102,607)
AV Homes, Inc. †	(52,200)	(774,648)
Berkshire Hills Bancorp, Inc.	(41,648)	(952,906)
Boston Private Financial Holdings, Inc.	(74,066)	(710,293)
CNO Financial Group, Inc.	(1,537,118)	(14,833,189)
Columbia Banking System, Inc.	(80,515)	(1,492,748)
Comerica, Inc.	(24,465)	(759,638)
Lincoln National Corp.	(46,873)	(1,133,858)
M&T Bank Corp.	(52,863)	(5,030,443)
Park Sterling Corp. †	(245,597)	(1,213,249)
PMI Group, Inc./The †	(263)	(4)
SCBT Financial Corp.	(11,609)	(467,611)
Signature Bank †	(99,851)	(6,698,005)
Texas Capital Bancshares, Inc. †	(15,469)	(768,964)
Trustmark Corp.	(81,086)	(1,973,633)
United Financial Bancorp, Inc.	(1,200)	(17,364)
Valley National Bancorp	(13,694)	(137,214)
Western Alliance Bancorp †	(94,653)	(965,461)

	SHARES	VALUE (Note 3)
Financials - (2.1)% (continued)
Wintrust Financial Corp.	(355,452)	$(13,354,332)

		(51,386,167)

Health Care - (0.4)%
Adcare Health Systems, Inc. †	(3,409)	(16,534)
Aetna, Inc.	(179,493)	(7,107,923)
Affymetrix, Inc. †	(89,948)	(389,475)
Enzon Pharmaceuticals, Inc. †	(37,092)	(258,160)
Exelixis, Inc. †	(420,980)	(2,029,123)

		(9,801,215)

Industrials - (6.8)%
ADT Corp./The †	(1,109,604)	(39,945,744)
Chicago Bridge & Iron Co. NV (Netherlands)	(59,965)	(2,284,067)
DigitalGlobe, Inc. †	(787,803)	(16,063,303)
Eaton Corp.	(379,223)	(17,922,079)
JetBlue Airways Corp. †	(379,283)	(1,816,766)
MasTec, Inc. †	(224,970)	(4,431,909)
Pentair, Inc.	(532,614)	(23,706,649)
Trex Co., Inc. †	(80,961)	(2,762,389)
Tyco International Ltd. (Switzerland) †	(2,219,203)	(60,806,162)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(58,046)	(82,425)

		(169,821,493)

Information Technology - (0.7)%
Digital River, Inc. †	(1,323)	(22,041)
Equinix, Inc. †	(7,162)	(1,475,730)
Integrated Device Technology, Inc. †	(994,713)	(5,848,912)
Micron Technology, Inc. †	(31,163)	(186,511)
Molex, Inc.	(60,195)	(1,581,925)
Verint Systems, Inc. †	(228,571)	(6,271,988)
Visa, Inc., Class A	(6,452)	(866,375)

		(16,253,482)

Materials - (0.1)%
B2Gold Corp. (Canada) †	(654,368)	(2,622,531)
Kaiser Aluminum Corp.	(70)	(4,087)
Monsanto Co.	(3,820)	(347,697)
Sino-Forest Corp. (Canada) (3)†(a)	(46,847)	(32,207)

		(3,006,522)

Telecommunication Services - (0.9)%
Level 3 Communications, Inc. †	(610,879)	(14,031,891)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Telecommunication Services - (0.9)% (continued)
TELUS Corp. (Canada)	(151,829)	$(9,576,763)

		(23,608,654)

Utilities - (0.3)%
NRG Energy, Inc. (proceeds $7,232,482)	(337,220)	(7,213,136)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $489,648,857)		(499,626,770)

EXCHANGE TRADED FUNDS - (1.7)%
SPDR Barclays Capital High Yield Bond ETF	(622,884)	(25,052,395)
SPDR Gold Shares †	(3,205)	(551,324)
SPDR S&P 500 ETF Trust	(112,042)	(16,126,205)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $41,625,452)		(41,729,924)

TOTAL SECURITIES SOLD SHORT (proceeds $531,274,309)		(541,356,694)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 82.6% (cost $2,056,716,552)		2,061,404,696

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.4% (l)		434,440,763

NET ASSETS - 100.0%		$2,495,845,459

†	Non income-producing security.
(a)	Security fair valued at as of September 30, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $83,581,651 or 3.3% of total net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2012, the value of these securities was $150,991,906. In addition, $471,017,470 of cash collateral was pledged.
(c)	All or a portion of the security on loan. The aggregate market value of such securities is $223,529; cash collateral of $231,458 was received with which the Fund purchased a money market fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2012.
(f)	Represents less than 0.05 percent of net assets.
(g)	Represents a Pay-in-Kind Bond.
(h)	Defaulted security.
(i)	Represents annualized seven-day yield as of September 30, 2012.
(j)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(k)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(l)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as September 30, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).
(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

NR - Not Rated by Moody’s

REIT - Real Estate Investment Trust

WR - Withheld Ratings

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of September 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.000%	USD	3,450,000	$126,326	12/20/2015	$(97,535)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	178,000,000	4,577,365	06/20/2017	(5,899,257)

					$4,703,691		$(5,996,792)

Credit default swap contracts sell protection as of September 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	750,000	$(40,326)	06/20/2017	$45,896

					$(40,326)		$45,896

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional cash held as collateral with broker for credit default swap contracts was $100,000 at September 30, 2012.

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1,505	S&P 500 E-Mini Futures	December 21, 2012	$(109,457,745)	$(107,923,550)	$1,534,195
1,423	U.S. Treasury 2-Year Note Futures	December 31, 2012	(313,621,212)	(313,815,969)	(194,757)
480	U.S. Treasury 5-Year Note Futures	December 31, 2012	(59,599,121)	(59,823,750)	(224,629)

			$(482,678,078)	$(481,563,269)	$1,114,809

Cash held as collateral with broker for futures contracts was $4,849,551 at September 30, 2012.

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 10/05/12	The Royal Bank of Scotland	CAD	751,942	$770,481	$764,813	$(5,668)
Canadian Dollar, Expiring 02/07/13	The Royal Bank of Scotland	CAD	132,952	134,926	134,831	(95)
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	5,590,151	7,131,356	7,193,127	61,771
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	12,840,000	2,242,755	2,234,483	(8,272)

				$10,279,518	$10,327,254	$47,736

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 10/31/12	The Royal Bank of Scotland	AUD	(275,541)	$(283,984)	$(285,014)	$(1,030)
Canadian Dollar, Expiring 10/05/12	The Royal Bank of Scotland	CAD	(14,098,770)	(14,036,810)	(14,340,104)	(303,294)
Canadian Dollar, Expiring 10/15/12	The Royal Bank of Scotland	CAD	(14,705,553)	(15,169,374)	(14,953,955)	215,419
Canadian Dollar, Expiring 10/31/12	The Royal Bank of Scotland	CAD	(1,615,200)	(1,625,604)	(1,641,932)	(16,328)
Canadian Dollar, Expiring 11/30/12	The Royal Bank of Scotland	CAD	(8,004,735)	(8,010,308)	(8,131,330)	(121,022)
Canadian Dollar, Expiring 12/07/12	The Royal Bank of Scotland	CAD	(977,672)	(984,729)	(992,967)	(8,238)
Canadian Dollar, Expiring 02/07/13	The Royal Bank of Scotland	CAD	(7,843,188)	(7,864,621)	(7,954,008)	(89,387)
Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,371)	(7,981,776)	489,595
Euro, Expiring 10/31/12	The Royal Bank of Scotland	EUR	(18,000)	(22,519)	(23,138)	(619)
Euro, Expiring 11/30/12	The Royal Bank of Scotland	EUR	(9,596,555)	(12,080,016)	(12,339,693)	(259,677)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	(1,145,828)	(1,458,100)	(1,473,715)	(15,615)
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(7,534,933)	367,450
Euro, Expiring 02/22/13	The Royal Bank of Scotland	EUR	(670,821)	(868,827)	(863,416)	5,411
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(21,000)	(27,672)	(27,042)	630
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(21,000)	(27,733)	(27,151)	582
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(27,200)	604
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(27,200)	686
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(27,200)	810
Norwegian Krone, Expiring 11/19/12	The Royal Bank of Scotland	NOK	(978,750)	(169,318)	(170,529)	(1,211)
Norwegian Krone, Expiring 12/11/12	The Royal Bank of Scotland	NOK	(1,349,396)	(220,753)	(234,913)	(14,160)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	(2,095,711)	(2,234,482)	(138,771)
Norwegian Krone, Expiring 12/27/12	The Royal Bank of Scotland	NOK	(364,000)	(59,592)	(63,332)	(3,740)
Norwegian Krone, Expiring 03/27/13	The Royal Bank of Scotland	NOK	(360,000)	(58,752)	(62,426)	(3,674)
Norwegian Krone, Expiring 05/21/13	The Royal Bank of Scotland	NOK	(978,750)	(168,040)	(169,368)	(1,328)
Norwegian Krone, Expiring 06/11/13	The Royal Bank of Scotland	NOK	(1,365,872)	(222,061)	(236,169)	(14,108)
Norwegian Krone, Expiring 06/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,876)	(63,591)	(3,715)
Norwegian Krone, Expiring 09/16/13	The Royal Bank of Scotland	NOK	(6,745,753)	(1,166,288)	(1,162,245)	4,043
Norwegian Krone, Expiring 09/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,686)	(63,378)	(3,692)
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	(166,612)	(168,255)	(1,643)
Norwegian Krone, Expiring 12/11/13	The Royal Bank of Scotland	NOK	(1,397,358)	(225,770)	(240,021)	(14,251)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone,
Expiring 12/27/13	The Royal Bank of Scotland	NOK	(364,000)	$(58,852)	$(62,488)	$(3,636)
Norwegian Krone,
Expiring 03/27/14	The Royal Bank of Scotland	NOK	(360,000)	(58,013)	(61,604)	(3,591)
Norwegian Krone,
Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(167,172)	(2,364)
Norwegian Krone,
Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(237,172)	(14,246)
Norwegian Krone,
Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(62,767)	(3,665)
Norwegian Krone,
Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(62,555)	(3,680)
Norwegian Krone,
Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,914,228)	(50,938)
Norwegian Krone,
Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(236,828)	(14,234)
Norwegian Krone,
Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(61,646)	(3,629)
Norwegian Krone,
Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(60,750)	(3,576)
Norwegian Krone,
Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,523,545)	(272,071)
Norwegian Krone,
Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(2,079,079)	(122,427)
Norwegian Krone,
Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,218,518)	48,413

				(96,888,918)	(97,268,835)	(379,917)

				$(86,609,400)	$(86,941,581)	$(332,181)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $12,101,350.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	06/16/2013	$(4,027)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United Kingdom
Aegis Group PLC	972,829	GBP	3,734,210	(32,192)
Xstrata PLC	25,994		400,769	2,476

				(29,716)

Total Long Positions				(29,716)

Short Positions
United Kingdom
Glencore International PLC	(74,093)	GBP	(427,430)	15,879

Total Short Positions				15,879

Total of Long and Short Positions of Portfolio Swap				(13,837)

Net Cash and Other Receivables (b)				9,810

Swaps, at Value				$(4,027)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $1,600,108 at September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	08/30/2013 - 11/12/2013	$(1,526,683)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United States
Beazer Homes USA, Inc.	40,300	$952,289	261,144
Boston Private Capital	2,425	83,662	13,792
Chesapeake Energy Corp.	7,168	134,746	514
Citigroup, Inc.	40,000	3,636,400	242,800
Dole Food Co., Inc.	12,450	167,363	7,311
Energy XXI, Inc.	9,535	3,414,722	119,187
Enzon Pharmaceuticals, Inc.	2,223	15,512	(40)
General Motors Co.	133,965	2,767,085	280,619
Interpublic Group of Cos., Inc./The	3,000	3,094,500	64,500
JetBlue Airways Corp.	22,311	110,449	(3,579)
MetLife, Inc.	172,375	11,925,764	(24,994)
NextEra Energy, Inc.	61,525	3,168,537	(24,610)
Nielsen Holdings NV	6,800	376,550	4,888
PPL Corp.	166,325	9,264,302	(357,599)
PPL Corp.	64,425	3,582,030	(57,983)
Thompson Creek Metals Co., Inc.	226,250	3,738,781	134,619
Universal Corp.	8,350	9,103,587	608,506
Wells Fargo & Co.	500	591,375	27,625
Whiting Petroleum Corp.	1,144	241,241	21,450
Wintrust Financial Corp.	24,300	1,343,790	13,973

Total of Long Equity Positions			1,332,123

Short Positions
United States
3D Systems Corp.	(486,305)	(19,470,156)	3,495,037
A.M. Castle & Co.	(82,850)	(755,462)	(279,334)
Accuray, Inc.	(51,625)	(341,527)	(23,978)
Affymetrix, Inc.	(240,637)	(973,910)	(68,048)
Alcoa, Inc.	(1,118,370)	(10,059,250)	161,676

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Allegheny Technologies, Inc.	(70,689)	$(2,335,397)	$80,418
Alliance Data Systems Corp.	(220,747)	(28,979,666)	(2,355,370)
Alliance One International, Inc.	(397,899)	(1,168,087)	(117,127)
American Equity Investment Life Holding Co.	(1,345,253)	(15,125,467)	(519,825)
Amkor Technology, Inc.	(1,723,759)	(9,482,073)	1,897,533
Annaly Capital Management, Inc.	(24,473)	(422,415)	10,289
ArcelorMittal	(52,308)	(839,873)	84,545
Archer-Daniels-Midland Co.	(2,272)	(59,128)	(2,625)
ARES Captial Corp.	(91,469)	(1,575,054)	7,275
Arris Group, Inc.	(14,543)	(200,179)	14,174
AuRico Gold, Inc.	(152,062)	(1,042,798)	(18,594)
AV Homes, Inc.	(75,717)	(944,191)	(179,449)
Avis Budget Group, Inc.	(300,554)	(4,670,675)	48,155
Beazer Homes USA, Inc.	(284,880)	(778,378)	(232,946)
BioMed Realty Trust, Inc.	(308,023)	(5,729,803)	(36,388)
Boston Private Financial Holdings, Inc.	(1,864)	(18,472)	596
Boston Properties, Inc.	(55,686)	(6,200,260)	40,831
Bristow Group, Inc.	(7,379)	(342,833)	(30,175)
Cadence Design Systems, Inc.	(844,288)	(10,615,414)	(246,351)
CBIZ, Inc.	(115,287)	(651,728)	(42,300)
Cemex SAB de CV	(257,323)	(1,946,198)	(197,302)
Cenveo, Inc.	(330,395)	(635,583)	(121,022)
Chart Industries, Inc.	(106,010)	(7,416,823)	(412,015)
China Medical Technologies, Inc.	(58,665)	(167,195)	38,132
Chiquita Brands International, Inc.	(80,194)	(486,667)	(126,016)
Ciena Corp.	(386,242)	(6,800,377)	1,547,486
Citigroup, Inc.	(69,859)	(2,023,923)	(261,864)
Clearwire Corp.	(60,511)	(98,266)	16,576
CNO Financial Group, Inc.	(63,343)	(612,663)	1,403
Coinstar, Inc.	(38,519)	(1,901,642)	169,058
Concur Technologies, Inc.	(3,286)	(223,767)	(18,509)
Convergys Corp.	(596,235)	(9,187,981)	(155,021)
DDR Corp.	(679,081)	(10,154,613)	(276,071)
DFC Global Corp.	(27,903)	(565,930)	87,393
Digital Realty Trust, Inc.	(196,313)	(14,968,866)	1,256,403
DR Horton, Inc.	(1,738,834)	(32,081,399)	(3,808,135)
DST Systems, Inc.	(14,095)	(728,979)	(68,235)
Energy XXI, Inc.	(81,942)	(2,762,161)	(101,712)
EnPro Industries, Inc.	(79,357)	(2,726,716)	(130,929)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Equinix, Inc.	(148,865)	$(27,181,969)	$(3,491,665)
Espeed, Inc.	(17,785)	(86,907)	(240)
Exelixis, Inc.	(69,585)	(323,595)	(11,804)
Exide Technologies	(198)	(578)	(36)
Exterran Holdings, Inc.	(95,245)	(1,767,228)	(164,341)
Fifth & Pacific Cos., Inc.	(1,712,808)	(20,540,835)	(1,348,851)
Finisar Corp.	(30,539)	(449,511)	12,804
Gaylord Entertainment Co.	(473,944)	(19,143,028)	408,022
GenCorp, Inc.	(221,022)	(1,819,840)	(277,659)
General Cable Corp.	(260,115)	(7,384,627)	(257,552)
General Motors Co.	(101,625)	(3,563,227)	(225,353)
Goodrich Petroleum Corp.	(8,079)	(103,935)	1,816
Green Plains Renewable Energy, Inc.	(111,407)	(518,639)	(134,206)
Group 1 Automotive, Inc.	(53,518)	(2,925,845)	(297,544)
Hawaiian Holdings, Inc.	(25,501)	(156,065)	13,514
Health Care REIT, Inc.	(15,509)	(924,135)	28,490
Hertz Global Holdings, Inc.	(2,201,811)	(26,998,298)	(3,232,567)
Hilltop Holdings, Inc.	(16,951)	(179,360)	(36,087)
Host Hotels & Resorts, Inc.	(1,433,471)	(22,205,352)	(801,858)
Intel Corp.	(98,339)	(2,610,953)	380,624
Interpublic Group of Cos., Inc./The	(96,037)	(1,037,018)	(30,914)
JAKKS Pacific, Inc.	(178,132)	(2,857,237)	261,854
Kaman Corp.	(79,137)	(2,580,227)	(257,626)
Kilroy Realty Corp.	(157,337)	(7,394,946)	349,395
L-3 Communications Holdings, Inc.	(20,137)	(1,414,664)	(29,360)
Lennar Corp.	(875,205)	(27,455,867)	(2,975,010)
Leucadia National Corp.	(7,206)	(160,999)	(2,937)
Level 3 Communications, Inc.	(74,730)	(1,818,674)	102,125
Lexington Realty Trust	(840,311)	(7,555,580)	(561,824)
MasTec, Inc.	(9,843)	(197,521)	3,614
Medicines Co./The	(20,677)	(523,356)	(10,318)
Meritor, Inc.	(20,973)	(102,442)	13,517
MetLife, Inc.	(281,040)	(9,808,038)	123,400
MGIC Investment Corp.	(322,977)	(431,699)	(62,456)
MGM Resorts International	(144,132)	(1,424,237)	(125,182)
Microchip Technology	(362,858)	(12,720,680)	840,709
Micron Technology, Inc.	(237,695)	(1,604,163)	181,558

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Molina Healthcare, Inc.	(63,483)	$(1,604,031)	$7,434
National Financial Partners Corp.	(278,238)	(4,299,213)	(403,009)
Navistar International Corp.	(33,131)	(838,610)	139,877
NextEra Energy, Inc.	(30,117)	(2,101,165)	(16,964)
Nielsen Holdings NV	(9,461)	(274,563)	(9,078)
NorthStar Realty Finance Corp.	(347,706)	(1,968,622)	(242,788)
Nuance Communications, Inc.	(12,075)	(284,852)	(15,694)
Omnicare, Inc.	(74,339)	(2,380,739)	(144,557)
ON Semiconductor Corp.	(12,026)	(80,394)	6,194
Pdl Biopharma, Inc.	(207,165)	(1,469,580)	(123,518)
Penson Worldwide, Inc.	(217,523)	(25,668)	15,879
PHH Corp.	(139,003)	(2,403,301)	(425,410)
Photronics, Inc.	(320,236)	(1,959,146)	239,478
Pioneer Natural Resources Co.	(4,271)	(422,919)	(22,973)
PPL Corp.	(225,600)	(6,747,244)	193,564
priceline.com, Inc.	(38,257)	(21,618,033)	(2,052,720)
Prologis, Inc.	(138,348)	(4,660,852)	(185,478)
Radian Group, Inc.	(309,973)	(975,922)	(369,361)
Rambus, Inc.	(33,411)	(165,930)	(19,167)
Regeneron Pharmaceuticals, Inc.	(129,159)	(17,702,889)	(2,014,524)
Regis Corp.	(510,811)	(8,837,492)	(551,214)
Rite Aid Corp.	(44,045)	(52,042)	509
RTI International Metals, Inc.	(78,947)	(1,925,616)	35,625
Saks, Inc.	(137,246)	(1,510,861)	95,855
Salesforce.com, Inc.	(250,468)	(35,152,451)	(3,091,508)
SanDisk Corp.	(36,349)	(1,518,382)	(60,255)
Sirius XM Radio	(8,585,829)	(21,328,999)	(994,157)
SL Green Realty Corp.	(122,379)	(9,888,331)	89,444
Smithfield Foods, Inc.	(224,785)	(4,328,353)	(88,673)
Sotheby’s	(72,420)	(2,359,115)	77,885
Sterlite Industries India Ltd.	(17,201)	(136,227)	5,671
Stewart Enterprises, Inc.	(892)	(6,594)	(894)
Stewart Information Services Corp.	(420,856)	(7,671,405)	(804,634)
Stillwater Mining Co.	(3,541)	(46,780)	5,032
SYNNEX Corp.	(71,418)	(2,441,372)	114,574
Take-Two Interactive Software, Inc.	(260,651)	(2,506,178)	(212,412)
Terex Corp.	(522,093)	(11,516,353)	(272,507)
Textron, Inc.	(331,886)	(8,905,551)	220,095

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Thompson Creek M	(1,050,151)	$(2,693,254)	$(299,676)
Time Warner, Inc.	(55,363)	(1,334,364)	(108,950)
Titan International, Inc.	(691,343)	(15,118,417)	2,909,300
Titan Machinery, Inc.	(94,639)	(2,647,143)	727,864
TRW Automotive Holdings Corp.	(186,775)	(7,900,138)	(263,798)
TTM Technologies, Inc.	(153,754)	(1,469,908)	20,008
Tyson Foods, Inc.	(199,999)	(3,209,419)	5,435
Ultrapetrol Bahamas Ltd.	(26,073)	(34,303)	(2,721)
United Rentals, Inc.	(742,082)	(24,270,197)	(3,305)
United States Steel Corp.	(162,474)	(3,690,363)	591,983
Universal Corp.	(113,437)	(5,327,861)	(448,351)
Vector Group Ltd.	(19,401)	(336,777)	14,915
VeriSign, Inc.	(545,526)	(25,513,897)	(1,047,764)
Virgin Media, Inc.	(383,006)	(10,365,456)	(910,241)
ViroPharma, Inc.	(492,136)	(11,971,385)	(2,900,965)
Vishay Intertechnology, Inc.	(428,958)	(4,391,358)	174,701
Wells Fargo & Co.	(1,372)	(46,512)	(864)
Western Refining, Inc.	(1,908,296)	(49,768,360)	(190,830)
Whiting Petroleum Corp.	(5,165)	(235,295)	(9,422)
Wintrust Financial Corp.	(25,514)	(933,812)	(24,749)
Xilinx, Inc.	(358,888)	(12,101,120)	110,672

Total of Short Equity Positions			(25,017,446)

Total of Long and Short Equity Positions			(23,685,323)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United States
3D Systems Corp., 5.50%, 12/15/16	11,725,000	$21,958,158	(3,795,519)
A.M. Castle & Co., 7.00%, 12/15/17	925,000	1,023,487	294,942
Accuray, Inc., 3.75%, 08/01/16	700,000	699,898	37,576
Afford Resid Com, 7.50%, 08/15/25	998,000	1,149,987	60,508
Affymetrix, Inc., 4.00%, 07/01/19	2,525,000	2,305,184	173,599
Alcoa, Inc., 5.25%, 03/15/14	8,825,000	13,716,071	(587,512)
Allegheny Technologies, Inc., 4.25%, 06/01/14	6,900,000	8,141,089	(114,154)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliance Data Systems Corp., 4.75%, 05/15/14	10,500,000	$29,510,177	$2,326,422
Alliance One International, Inc., 5.50%, 07/15/14	4,500,000	4,188,065	199,757
American Equity Investment Life Holding Co., 5.25%, 12/06/29	10,275,000	13,562,147	253,950
American Equity Investment Life Holding Co., 3.50%, 09/15/15	8,925,000	10,225,694	(5,644)
Amkor Technology, Inc., 6.00%, 04/15/14	5,950,000	11,393,256	(1,907,461)
Annaly Capital Management, Inc., 5.00%, 05/15/15	3,150,000	3,228,750	49,223
ArcelorMittal, 5.00%, 05/15/14	6,875,000	7,114,669	25,792
Archer-Daniels-Midland Co., 0.88%, 02/15/14	1,500,000	1,512,152	(9,609)
Ares Capital Corp., 5.13%, 06/01/16	3,025,000	3,147,186	64,822
Ares Capital Corp., 5.75%, 02/01/16	4,425,000	4,699,686	42,815
Arris Group, Inc., 2.00%, 11/15/26	650,000	698,307	(15,843)
AV Homes, Inc., 7.50%, 02/15/16	3,920,000	4,080,885	(83,242)
AV Homes, Inc., 7.50%, 02/15/16	980,000	991,025	50,392
Avis Budget Group, Inc., 3.50%, 10/01/14	7,400,000	9,280,939	(120,223)
BGC Partners, Inc., 4.50%, 07/15/16	1,400,000	1,270,325	39,419
BioMed Realty LP, 3.75%, 01/15/30	8,975,000	10,494,207	75,822
Boston Properties LP, 3.63%, 02/15/14	3,750,000	4,178,527	(83,780)
Boston Properties LP, 3.75%, 05/15/36	5,750,000	6,773,621	(109,604)
Bristow Group, Inc., 3.00%, 06/15/38	1,000,000	1,016,167	23,771
Cadence Design Systems, Inc., 2.63%, 06/01/15	6,925,000	12,112,331	239,207
CBIZ, Inc., 0.88%, 10/01/15	1,400,000	1,423,464	40,915
Cemex SAB de CV, 3.25%, 03/15/16	900,000	838,981	50,338
Cemex SAB de CV, 7.00%, 05/15/17	1,800,000	1,498,849	67,151

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cemex SAB de CV, 4.88%, 03/15/15	3,200,000	$3,040,566	$135,467
Cemex SAB de CV, 3.75%, 03/15/18	500,000	467,761	26,402
Chart Industries, Inc., 2.00%, 08/01/18	8,825,000	11,114,840	441,215
China Medical Technologies, Inc., 4.00%, 08/15/13	250,000	43,750	(15,027)
China Medical Technologies, Inc., 6.25%, 12/15/16	2,625,000	459,375	(170,625)
Chiquita Brands International, Inc., 4.25%, 08/15/16	5,000,000	3,911,910	507,825
Ciena Corp., 4.00%, 03/15/15	16,075,000	19,154,263	(1,828,677)
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/01/40	700,000	515,710	7,681
Coinstar, Inc., 4.00%, 09/01/14	2,150,000	3,035,501	(220,412)
Concur Technologies, Inc., 2.50%, 04/15/15	200,000	289,653	16,004
Convergys Corp., 5.75%, 09/15/29	7,825,000	12,481,258	(12,326)
DDR Corp., 1.75%, 11/15/40	17,800,000	19,768,253	127,954
DFC Global Corp., 2.88%, 06/30/27	150,000	159,152	(4,898)
DFC Global Corp., 3.25%, 04/15/17	800,000	939,522	(77,232)
Digital Realty Trust LP, 5.50%, 04/15/29	8,450,000	15,949,848	(1,124,577)
DR Horton, Inc., 2.00%, 05/15/14	26,406,000	39,145,416	4,291,002
DST Systems, Inc., 4.13%, 08/15/23	975,000	1,156,594	43,875
EnPro Industries, Inc., 3.94%, 10/15/15	3,575,000	4,332,063	158,461
Equinix, Inc., 4.75%, 06/15/16	13,075,000	29,961,820	3,420,361
Exide Technologies, 0.00%, 09/18/13	650,000	554,125	43,875
Exide Technologies, 4.25%, 06/15/14	3,675,000	4,054,315	132,181
Fifth & Pacific Cos., Inc., 6.00%, 06/15/14	6,250,000	21,389,581	1,398,702
Finisar Corp., 5.00%, 10/15/29	400,000	687,111	(1,736)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Gaylord Entertainment Co., 3.75%, 10/01/14	14,350,000	$22,548,930	$(416,982)
Genco Shipping & Trading Ltd., 5.00%, 08/15/15	500,000	239,931	(12,186)
GenCorp, Inc., 4.06%, 12/31/39	3,575,000	4,146,875	377,893
General Cable Corp., 4.50%, 11/15/29	9,620,000	10,171,948	282,614
General Cable Corp., 0.88%, 11/15/13	6,075,000	5,974,234	101,569
GMX Resources, Inc., 4.50%, 05/01/15	1,875,000	830,391	(49,257)
Goodrich Petroleum Corp., 5.00%, 10/01/29	1,000,000	958,472	3,131
Green Plains Renewable Energy, Inc., 5.75%, 11/01/15	4,100,000	2,988,699	318,925
Group 1 Automotive, Inc., 3.00%, 03/15/20	2,350,000	3,783,305	299,609
Hawaiian Holdings, Inc.,5.00%,03/15/16	300,000	327,583	(17,066)
Health Care REIT, Inc., 3.00%, 12/01/29	1,275,000	1,563,256	(38,233)
Hertz Global Holdings, Inc., 5.25%, 06/01/14	20,275,000	32,909,285	3,428,200
Host Hotels & Resorts LP, 2.50%, 10/15/29	27,225,000	35,072,987	1,310,688
Host Hotels & Resorts, Inc., 3.00%, 08/01/35	5,800,000	5,770,031	72,465
Intel Corp., 2.95%, 12/15/35	6,475,000	7,493,744	(396,867)
JAKKS Pacific, Inc., 4.50%, 11/01/14	3,925,000	4,799,784	(252,753)
James River Coal Co., 4.50%, 12/01/15	500,000	180,813	16,572
Kaman Corp., 3.25%, 11/15/17	3,800,000	4,500,283	269,565
Kilroy Realty LP, 4.25%, 11/15/14	7,390,000	10,091,097	(367,182)
LDK Solar Co. Ltd., 4.75%, 04/15/13	625,000	387,938	607
Lennar Corp., 3.25%, 11/15/21	8,000,000	12,304,280	982,506
Lennar Corp., 2.75%, 12/15/20	15,175,000	23,741,394	2,015,721
Lennar Corp., 2.00%, 12/01/20	350,000	445,045	29,315

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Leucadia National Corp., 3.75%, 04/15/14	250,000	$285,287	$1,960
Lexington Realty Trust, 6.00%, 01/15/30	7,550,000	10,379,989	679,633
Medicines Co./The, 1.38%, 06/01/17	825,000	923,922	6,579
Meritor, Inc., 4.63%, 03/01/26	2,000,000	1,801,882	(5,977)
MGIC Investment Corp., 5.00%, 05/01/17	10,850,000	6,610,970	989,810
MGM Resorts International, 4.25%, 04/15/15	6,375,000	6,544,250	205,387
Microchip Technology, Inc., 2.13%, 12/15/37	10,650,000	14,135,031	(690,431)
Micron Technology, Inc., 2.38%, 05/01/32	3,050,000	3,077,154	(193,042)
Micron Technology, Inc., 1.50%, 08/01/31	400,000	379,217	(18,501)
Molina Healthcare, Inc., 3.75%, 10/01/14	3,375,000	3,843,632	(17,914)
Nash Finch Co., 1.63%, 03/15/35	4,275,000	2,048,802	(63,574)
National Financial Partners Corp., 4.00%, 06/15/17	4,025,000	5,535,607	410,158
Navistar International Corp., 3.00%, 10/15/14	5,125,000	4,682,543	(67,157)
Northgate Minerals Corp., 3.50%, 10/01/16	2,825,000	2,918,030	37,088
NorthStar Realty Finance Corp., 7.50%, 03/15/31	3,400,000	3,671,293	155,069
Nuance Communications, Inc., 2.75%, 11/01/31	600,000	677,471	22,680
Omnicare, Inc., 3.75%, 12/15/25	2,400,000	3,263,750	152,313
ON Semiconductor Corp., 1.88%, 12/15/25	250,000	273,268	(16,598)
Penson Worldwide, Inc., 8.00%, 06/01/14	8,515,000	755,468	(233,866)
PHH Corp., 6.00%, 06/15/17	1,975,000	3,160,846	460,592
Photronics, Inc., 5.50%, 10/01/14	2,200,000	3,231,952	(233,735)
Pioneer Natural Resources Co., 2.88%, 01/15/38	200,000	330,463	17,845

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Powerwave Technologies, Inc., 2.75%, 07/15/41	3,900,000	$1,173,764	$(45,062)
priceline.com, Inc., 1.25%, 03/15/15	12,400,000	23,810,158	2,065,337
Prologis, Inc., 3.25%, 03/15/15	11,905,000	13,419,328	(48,443)
Protein Design Labs, Inc., 2.88%, 02/15/15	1,400,000	1,736,763	130,159
Radian Group, Inc., 3.00%, 11/15/17	5,175,000	3,292,164	540,144
Rambus, Inc., 5.00%, 06/15/14	6,450,000	6,502,851	56,666
Regeneron Pharmaceuticals, Inc., 1.88%, 10/01/16	11,925,000	20,981,167	1,861,445
Regis Corp., 5.00%, 07/15/14	10,000,000	12,727,780	414,023
Rite Aid Corp., 8.50%, 05/15/15	300,000	322,054	(187)
RTI International Metals, Inc., 3.00%, 12/01/15	5,250,000	5,537,873	(3,211)
Saks, Inc., 7.50%, 12/01/13	800,000	1,651,166	(136,474)
Salesforce.com, Inc., 0.75%, 01/15/15	23,625,000	41,328,488	2,620,954
Sandisk Corp., 1.50%, 08/15/17	2,500,000	2,806,145	28,128
SanDisk Corp., 1.00%, 05/15/13	10,300,000	10,376,962	(160,932)
SL Green Operating Partnership LP, 3.00%, 10/15/17	15,150,000	17,762,118	(122,773)
Smithfield Foods, Inc., 4.00%, 06/30/13	13,075,000	14,054,174	8,655
Sotheby’s, 3.13%, 06/15/13	5,025,000	5,716,551	(87,045)
Sterlite Industries India Ltd., 4.00%, 10/30/14	5,350,000	5,077,450	107,237
Stewart Enterprises, Inc., 3.13%, 07/15/14	25,000	25,219	817
Stewart Information Services Corp., 6.00%, 10/15/14	6,125,000	9,446,790	850,109
Stillwater Mining Co., 1.88%, 03/15/28	1,000,000	1,002,760	(9,535)
SYNNEX Corp., 4.00%, 05/15/18	2,750,000	3,409,695	(149,528)
Take-Two Interactive Software, Inc., 1.75%, 12/01/16	2,200,000	1,949,307	117,579

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Take-Two Interactive Software, Inc., 4.38%, 06/01/14	3,825,000	$4,490,060	$209,848
Terex Corp., 4.00%, 06/01/15	10,100,000	15,812,671	309,489
Textron, Inc., 4.50%, 05/01/13	4,400,000	9,115,150	(214,591)
Time Warner, Inc., 2.38%, 04/01/26	1,075,000	1,435,151	98,601
Titan International, Inc., 5.63%, 01/15/17	7,575,000	18,214,322	(2,957,676)
Titan Machinery, Inc., 3.75%, 05/01/19	6,650,000	6,609,821	(671,346)
TRW Automotive, Inc., 3.50%, 12/01/15	6,650,000	10,712,133	320,134
TTM Technologies, Inc., 3.25%, 05/15/15	5,775,000	5,857,496	59,559
Tyson Foods, Inc., 3.25%, 10/15/13	6,600,000	7,462,904	(80,283)
United Rentals, Inc., 4.00%, 11/15/15	8,500,000	25,552,182	111,572
United States Steel Corp., 4.00%, 05/15/14	16,184,000	17,355,544	(758,607)
VeriSign, Inc., 3.25%, 08/15/37	20,935,000	31,557,628	438,362
Virgin Media, Inc., 6.50%, 11/15/16	8,225,000	13,456,668	915,051
ViroPharma, Inc., 2.00%, 03/15/17	10,375,000	15,298,228	2,937,375
Vishay Intertechnology, Inc., 2.25%, 11/15/40	6,500,000	5,869,903	(140,149)
Western Refining, Inc., 5.75%, 06/15/14	21,247,000	53,370,849	233,236
Xilinx, Inc., 3.13%, 03/15/37	13,400,000	16,487,816	(458,621)
XM Satellite Radio, Inc., 7.00%, 12/01/14	19,594,000	30,501,862	674,147

Total of Long Fixed Income Positions			23,200,662

Net Cash and Other Receivables (b)			(1,042,022)

Swaps, at Value			$(1,526,683)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund pledged as collateral to the broker in the amount of $269,938,649.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)

MONEY MARKET FUNDS - 87.1%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.140% (a)	146,832,499	$146,832,499
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	587,329,994	587,329,994
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (a)(b)	37,431,252	37,431,252
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	239,793,561	239,793,561
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.020% (a)	729,040,492	729,040,492

TOTAL INVESTMENTS - 87.1% (cost $1,740,427,798)		1,740,427,798

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9% (c)		257,886,420

NET ASSETS - 100.0%		$1,998,314,218

(a)	Represents annualized seven-day yield as of September 30, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	12/13/2012	USD	(14,160,840)	$(759,040)
Barclays Capital	Coffee ‘C’ Futures	12/18/2012	USD	(996,469)	20,531
Barclays Capital	Corn Futures	12/14/2012	USD	9,858,250	(972,312)
Bank of America	Euro - Bobl Futures	12/6/2012	EUR	19,874,836	(18,236)
Bank of America	Euro - SCHATZ Futures	12/6/2012	EUR	236,185,762	(303,061)
Barclays Capital	Lean Hogs Futures	12/14/2012	USD	(11,312,582)	(369,418)
Barclays Capital	LME Aluminum Futures	12/17/2012	USD	(5,195,902)	(723,297)
Barclays Capital	LME Copper Futures	12/17/2012	USD	255,796	(255,796)
Barclays Capital	LME Nickel Futures	12/17/2012	USD	(1,279,824)	(161,304)
Barclays Capital	Soybean Futures	11/14/2012	USD	32,824,285	76,265
The Royal Bank of Scotland	Swiss Market Index Futures	12/21/2012	CHF	56,442,967	(290,234)
Bank of America	U.S. Treasury 5-Year Note Futures	12/31/2012	USD	35,511,533	133,451
Barclays Capital	Wheat Futures	12/14/2012	USD	9,125,325	(190,575)

					$(3,813,026)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $18,796,564. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
222	Brent Crude Oil Penultimate Financial Futures	October 15, 2012	$25,212,540	$24,950,580	$(261,960)
472	Corn Futures	December 14, 2012	18,348,472	17,847,500	(500,972)
178	Crude Oil Financial Futures	October 19, 2012	17,682,520	16,409,820	(1,272,700)
214	Globex Heat Oil Futures	October 30, 2012	29,139,096	28,394,890	(744,206)
343	Globex RBOB Gas Futures	October 30, 2012	42,244,154	42,066,960	(177,194)
145	Gold 100 OZ Futures	December 27, 2012	25,662,420	25,721,550	59,130
390	ICE Euro Gasoil Futures	October 10, 2012	38,454,000	38,249,250	(204,750)
14	LME Aluminum Futures	October 12, 2012	663,968	730,713	66,745
9	LME Aluminum Futures	October 16, 2012	425,936	470,013	44,077
7	LME Aluminum Futures	October 18, 2012	333,909	365,694	31,785
17	LME Aluminum Futures	October 19, 2012	822,397	888,297	65,900
120	LME Aluminum Futures	November 1, 2012	5,648,440	6,287,040	638,600
6	LME Aluminum Futures	November 16, 2012	276,010	315,317	39,307
8	LME Aluminum Futures	November 23, 2012	373,525	420,990	47,465
130	LME Aluminum Futures	December 5, 2012	6,286,914	6,854,672	567,758
133	LME Aluminum Futures	December 6, 2012	6,593,693	7,013,988	420,295
101	LME Aluminum Futures	December 7, 2012	5,019,545	5,327,296	307,751
176	LME Aluminum Futures	December 10, 2012	8,996,412	9,287,828	291,416
182	LME Aluminum Futures	December 11, 2012	9,363,655	9,606,006	242,351
128	LME Aluminum Futures	December 12, 2012	6,683,489	6,756,992	73,503
51	LME Aluminum Futures	December 13, 2012	2,649,005	2,692,685	43,680
901	LME Aluminum Futures	December 17, 2012	45,764,029	47,617,850	1,853,821
14	LME Copper Futures	October 24, 2012	2,593,522	2,872,275	278,753
6	LME Copper Futures	October 25, 2012	1,119,010	1,230,995	111,985
2	LME Copper Futures	October 26, 2012	376,753	410,337	33,584
15	LME Copper Futures	October 30, 2012	2,819,274	3,077,719	258,445
21	LME Copper Futures	October 31, 2012	3,971,658	4,308,874	337,216
14	LME Copper Futures	November 1, 2012	2,633,772	2,872,625	238,853
37	LME Copper Futures	November 2, 2012	6,796,783	7,592,057	795,274
7	LME Copper Futures	November 6, 2012	1,299,911	1,436,423	136,512
2	LME Copper Futures	November 7, 2012	378,778	410,412	31,634
12	LME Copper Futures	November 14, 2012	2,226,994	2,462,739	235,745
4	LME Copper Futures	November 15, 2012	739,306	820,925	81,619
6	LME Copper Futures	November 16, 2012	1,110,460	1,231,407	120,947
124	LME Copper Futures	November 23, 2012	23,670,842	25,446,350	1,775,508
26	LME Copper Futures	November 28, 2012	4,936,435	5,335,902	399,467
3	LME Copper Futures	November 29, 2012	567,873	615,689	47,816
5	LME Copper Futures	November 30, 2012	947,154	1,026,163	79,009
16	LME Copper Futures	December 4, 2012	3,062,948	3,283,908	220,960
43	LME Copper Futures	December 5, 2012	8,182,987	8,825,621	642,634
10	LME Copper Futures	December 6, 2012	1,932,383	2,052,500	120,117
10	LME Copper Futures	December 7, 2012	1,944,207	2,052,530	108,323
29	LME Copper Futures	December 13, 2012	5,848,801	5,952,838	104,037
7	LME Copper Futures	December 14, 2012	1,461,943	1,436,911	(25,032)
187	LME Copper Futures	December 17, 2012	37,378,277	38,388,728	1,010,451
4	LME Copper Futures	December 18, 2012	826,613	821,138	(5,475)
10	LME Copper Futures	December 20, 2012	2,058,333	2,051,875	(6,458)
9	LME Copper Futures	December 21, 2012	1,873,852	1,846,238	(27,614)
13	LME Copper Futures	December 24, 2012	2,676,095	2,666,733	(9,362)
8	LME Copper Futures	December 27, 2012	1,641,520	1,641,034	(486)
3	LME Copper Futures	December 28, 2012	620,042	615,375	(4,667)
27	LME Nickel Futures	October 19, 2012	2,598,954	2,987,442	388,488
9	LME Nickel Futures	October 23, 2012	843,491	995,931	152,440
1	LME Nickel Futures	October 30, 2012	95,366	110,682	15,316
3	LME Nickel Futures	October 31, 2012	288,473	332,056	43,583
23	LME Nickel Futures	November 1, 2012	2,184,369	2,545,836	361,467
33	LME Nickel Futures	November 2, 2012	3,062,230	3,652,831	590,601
13	LME Nickel Futures	November 6, 2012	1,219,317	1,439,164	219,847

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
13	LME Nickel Futures	November 7, 2012	$1,227,975	$1,439,206	$211,231
7	LME Nickel Futures	November 8, 2012	656,030	774,980	118,950
23	LME Nickel Futures	November 9, 2012	2,134,716	2,546,438	411,722
30	LME Nickel Futures	November 13, 2012	2,761,787	3,321,835	560,048
28	LME Nickel Futures	November 14, 2012	2,608,580	3,100,470	491,890
10	LME Nickel Futures	November 15, 2012	918,616	1,107,344	188,728
27	LME Nickel Futures	November 16, 2012	2,501,941	2,989,916	487,975
32	LME Nickel Futures	November 23, 2012	3,137,758	3,544,357	406,599
30	LME Nickel Futures	November 28, 2012	2,954,332	3,323,368	369,036
32	LME Nickel Futures	November 29, 2012	3,106,379	3,545,040	438,661
30	LME Nickel Futures	November 30, 2012	2,950,353	3,323,581	373,228
1	LME Nickel Futures	December 5, 2012	95,735	110,804	15,069
25	LME Nickel Futures	December 10, 2012	2,507,572	2,770,557	262,985
32	LME Nickel Futures	December 11, 2012	3,204,138	3,546,432	342,294
29	LME Nickel Futures	December 12, 2012	2,932,398	3,214,063	281,665
31	LME Nickel Futures	December 13, 2012	3,096,813	3,435,839	339,026
6	LME Nickel Futures	December 14, 2012	622,828	665,023	42,195
393	LME Nickel Futures	December 17, 2012	41,590,100	43,566,183	1,976,083
30	LME Nickel Futures	December 18, 2012	3,230,183	3,325,568	95,385
30	LME Nickel Futures	December 20, 2012	3,168,919	3,325,320	156,401
30	LME Nickel Futures	December 21, 2012	3,269,410	3,325,343	55,933
29	LME Nickel Futures	December 24, 2012	3,169,218	3,214,563	45,345
45	LME Nickel Futures	December 27, 2012	4,932,226	4,988,218	55,992
15	LME Nickel Futures	December 28, 2012	1,675,406	1,662,750	(12,656)
1	LME Zinc Futures	October 12, 2012	46,801	51,727	4,926
3	LME Zinc Futures	October 19, 2012	140,554	155,381	14,827
34	LME Zinc Futures	October 23, 2012	1,541,093	1,762,611	221,518
39	LME Zinc Futures	October 24, 2012	1,764,812	2,022,287	257,475
4	LME Zinc Futures	October 31, 2012	185,706	207,748	22,042
84	LME Zinc Futures	November 1, 2012	3,843,133	4,363,695	520,562
153	LME Zinc Futures	November 2, 2012	6,955,836	7,949,995	994,159
14	LME Zinc Futures	November 6, 2012	642,622	728,119	85,497
2	LME Zinc Futures	November 7, 2012	92,803	104,041	11,238
2	LME Zinc Futures	November 13, 2012	92,028	104,184	12,156
72	LME Zinc Futures	November 14, 2012	3,292,314	3,751,488	459,174
1	LME Zinc Futures	November 16, 2012	44,827	52,128	7,301
3	LME Zinc Futures	November 23, 2012	136,992	156,612	19,620
82	LME Zinc Futures	November 28, 2012	3,817,624	4,284,110	466,486
80	LME Zinc Futures	November 29, 2012	3,716,338	4,180,280	463,942
77	LME Zinc Futures	December 5, 2012	3,599,851	4,027,350	427,499
47	LME Zinc Futures	December 6, 2012	2,226,199	2,458,640	232,441
86	LME Zinc Futures	December 7, 2012	4,138,634	4,499,499	360,865
89	LME Zinc Futures	December 10, 2012	4,433,116	4,658,661	225,545
89	LME Zinc Futures	December 11, 2012	4,440,298	4,659,395	219,097
89	LME Zinc Futures	December 12, 2012	4,491,430	4,660,129	168,699
56	LME Zinc Futures	December 13, 2012	2,809,114	2,932,678	123,564
88	LME Zinc Futures	December 14, 2012	4,600,637	4,609,220	8,583
1,280	LME Zinc Futures	December 17, 2012	65,748,471	67,094,565	1,346,094
88	LME Zinc Futures	December 18, 2012	4,561,235	4,612,124	50,889
18	LME Zinc Futures	December 20, 2012	941,368	943,313	1,945
91	LME Zinc Futures	December 21, 2012	4,847,610	4,767,831	(79,779)
87	LME Zinc Futures	December 24, 2012	4,610,738	4,558,495	(52,243)
72	LME Zinc Futures	December 27, 2012	3,769,851	3,772,728	2,877
42	LME Zinc Futures	December 28, 2012	2,227,594	2,200,800	(26,794)
23	Silver Futures	December 27, 2012	3,942,122	3,976,355	34,233
363	Soybean Meal Futures	December 14, 2012	16,557,148	17,674,470	1,117,322
418	Wheat Futures	December 14, 2012	18,737,872	18,862,250	124,378
484	Amsterdam Index Futures	October 19, 2012	41,812,239	40,328,159	(1,484,080)
769	CAC40 10 Euro Futures	October 19, 2012	34,644,612	33,134,462	(1,510,150)
163	DAX Index Futures	December 21, 2012	38,590,645	37,904,975	(685,670)
847	DJIA Mini E-CBOT Futures	December 21, 2012	57,115,315	56,558,425	(556,890)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
491	E-Mini Russell 2000 Futures	December 21, 2012	$42,120,507	$40,969,040	$(1,151,467)
483	FTSE 100 Index Futures	December 21, 2012	45,530,715	44,558,452	(972,263)
1,616	FTSE/JSE Top 40 Index Futures	December 20, 2012	63,048,286	61,715,939	(1,332,347)
278	FTSE/MIB Index Futures	December 21, 2012	28,483,666	26,871,886	(1,611,780)
284	Hang Seng Index Futures	October 30, 2012	37,785,461	38,228,410	442,949
144	IBEX 35 Index Futures	October 19, 2012	14,806,063	14,216,806	(589,257)
314	KOSPI Index 200 Futures	December 13, 2012	36,739,793	37,320,917	581,124
984	MSCI Singapore Index Futures	October 30, 2012	56,425,816	56,448,501	22,685
1,318	MSCI Taiwan Stock Index Futures	October 30, 2012	36,333,149	36,297,720	(35,429)
699	NASDAQ 100 E-Mini Futures	December 21, 2012	39,798,180	39,032,160	(766,020)
715	S&P 500 E-Mini Futures	December 21, 2012	52,036,539	51,272,650	(763,889)
463	S&P MID 400 E-Mini Futures	December 21, 2012	47,162,821	45,674,950	(1,487,871)
315	S&P/Toronto Stock Exchange 60 Index Futures	December 20, 2012	45,522,641	44,902,960	(619,681)
2,221	SGX S&P CNX Nifty Index Futures	October 25, 2012	25,350,219	25,421,566	71,347
492	SPI 200 Index Futures	December 20, 2012	56,249,488	55,934,533	(314,955)
105	TOPIX Index Futures	December 13, 2012	9,994,276	9,889,159	(105,117)
124	10-Year Japanese Government Bond Futures	December 11, 2012	228,482,839	229,107,637	624,798
1,799	3-Month Euro Euribor Futures	March 18, 2013	576,045,150	576,853,128	807,978
1,486	3-Month Euro Euribor Futures	June 17, 2013	475,745,754	476,369,672	623,918
1,298	3-Month Euro Euribor Futures	September 16, 2013	415,419,231	415,997,927	578,696
1,170	3-Month Euro Euribor Futures	December 16, 2013	374,268,117	374,787,080	518,963
1,105	3-Month Euro Euribor Futures	March 17, 2014	353,306,560	353,752,579	446,019
1,066	3-Month Euro Euribor Futures	June 16, 2014	340,625,468	341,027,467	401,999
1,015	3-Month Euro Euribor Futures	September 15, 2014	324,450,509	324,467,333	16,824
1,558	90-Day EURODollar Futures	March 18, 2013	388,088,259	388,234,125	145,866
1,018	90-Day EURODollar Futures	June 17, 2013	253,546,394	253,634,700	88,306
900	90-Day EURODollar Futures	September 16, 2013	224,117,984	224,212,500	94,516
848	90-Day EURODollar Futures	December 16, 2013	211,088,511	211,205,000	116,489
860	90-Day EURODollar Futures	March 17, 2014	213,938,994	214,150,750	211,756
930	90-Day EURODollar Futures	June 16, 2014	231,227,536	231,488,625	261,089
1,122	90-Day EURODollar Futures	September 15, 2014	279,091,933	279,139,575	47,642
780	90-Day Sterling Futures	December 18, 2013	156,551,947	156,592,807	40,860
1,036	90-Day Sterling Futures	March 20, 2013	207,985,818	208,071,015	85,197
775	90-Day Sterling Futures	June 19, 2013	155,600,608	155,651,581	50,973
732	90-Day Sterling Futures	September 18, 2013	146,966,273	147,000,652	34,379
888	90-Day Sterling Futures	March 19, 2014	178,170,339	178,221,115	50,776
880	90-Day Sterling Futures	June 18, 2014	176,474,128	176,526,705	52,577
945	90-Day Sterling Futures	September 17, 2014	189,497,633	189,451,161	(46,472)
293	Australia 10-Year Bond Futures	December 17, 2012	38,315,651	38,566,249	250,598
517	Australia 3-Year Bond Futures	December 17, 2012	59,101,149	59,266,594	165,445
341	Canadian 10-Year Bond Futures	December 18, 2012	47,458,055	47,617,211	159,156
459	Euro - Bobl Futures	December 6, 2012	73,981,458	74,136,732	155,274
213	Euro - Bund Futures	December 6, 2012	38,491,782	38,804,668	312,886
210	Euro - SCHATZ Futures	December 6, 2012	29,867,005	29,878,954	11,949
34	Euro-Buxl 30-Year Bond Futures	December 6, 2012	5,790,858	5,818,860	28,002
331	Long Gilt Futures	December 27, 2012	64,328,087	64,471,245	143,158
167	U.S. Long Bond Futures	December 19, 2012	24,938,988	24,945,625	6,637
779	U.S. Treasury 10-Year Note Futures	December 19, 2012	103,605,240	103,984,328	379,088
276	U.S. Treasury 2-Year Note Futures	December 31, 2012	60,852,004	60,866,625	14,621
1,447	U.S. Treasury 5-Year Note Futures	December 31, 2012	179,794,526	180,343,680	549,154

			8,350,848,258	8,371,461,876	20,613,618

Short Contracts:
28	Coffee ‘C’ Futures	December 18, 2012	(1,799,464)	(1,821,750)	(22,286)
520	Cotton No. 2 Futures	December 6, 2012	(18,515,422)	(18,369,000)	146,422
1,398	Lean Hogs Futures	December 14, 2012	(41,580,629)	(41,241,001)	339,628
14	LME Aluminum Futures	October 12, 2012	(661,798)	(730,712)	(68,914)
9	LME Aluminum Futures	October 16, 2012	(428,951)	(470,014)	(41,063)
7	LME Aluminum Futures	October 18, 2012	(334,885)	(365,694)	(30,809)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
17	LME Aluminum Futures	October 19, 2012	$(815,121)	$(888,297)	$(73,176)
120	LME Aluminum Futures	November 1, 2012	(5,647,169)	(6,287,040)	(639,871)
6	LME Aluminum Futures	November 16, 2012	(274,825)	(315,316)	(40,491)
8	LME Aluminum Futures	November 23, 2012	(372,999)	(420,990)	(47,991)
130	LME Aluminum Futures	December 5, 2012	(6,353,542)	(6,854,672)	(501,130)
133	LME Aluminum Futures	December 6, 2012	(6,536,737)	(7,013,988)	(477,251)
101	LME Aluminum Futures	December 7, 2012	(5,070,038)	(5,327,295)	(257,257)
176	LME Aluminum Futures	December 10, 2012	(9,007,618)	(9,287,828)	(280,210)
182	LME Aluminum Futures	December 11, 2012	(9,390,909)	(9,606,006)	(215,097)
128	LME Aluminum Futures	December 12, 2012	(6,646,195)	(6,756,992)	(110,797)
51	LME Aluminum Futures	December 13, 2012	(2,671,043)	(2,692,685)	(21,642)
901	LME Aluminum Futures	December 17, 2012	(45,477,042)	(47,617,850)	(2,140,808)
14	LME Copper Futures	October 24, 2012	(2,611,111)	(2,872,275)	(261,164)
6	LME Copper Futures	October 25, 2012	(1,102,344)	(1,230,995)	(128,651)
2	LME Copper Futures	October 26, 2012	(371,769)	(410,338)	(38,569)
15	LME Copper Futures	October 30, 2012	(2,826,541)	(3,077,718)	(251,177)
21	LME Copper Futures	October 31, 2012	(3,970,047)	(4,308,874)	(338,827)
14	LME Copper Futures	November 1, 2012	(2,637,963)	(2,872,625)	(234,662)
37	LME Copper Futures	November 2, 2012	(6,832,361)	(7,592,058)	(759,697)
7	LME Copper Futures	November 6, 2012	(1,297,804)	(1,436,422)	(138,618)
2	LME Copper Futures	November 7, 2012	(373,201)	(410,412)	(37,211)
12	LME Copper Futures	November 14, 2012	(2,233,960)	(2,462,739)	(228,779)
4	LME Copper Futures	November 15, 2012	(743,579)	(820,925)	(77,346)
6	LME Copper Futures	November 16, 2012	(1,109,558)	(1,231,407)	(121,849)
124	LME Copper Futures	November 23, 2012	(23,686,164)	(25,446,350)	(1,760,186)
26	LME Copper Futures	November 28, 2012	(4,932,158)	(5,335,902)	(403,744)
3	LME Copper Futures	November 29, 2012	(565,945)	(615,689)	(49,744)
5	LME Copper Futures	November 30, 2012	(949,367)	(1,026,164)	(76,797)
16	LME Copper Futures	December 4, 2012	(3,063,974)	(3,283,907)	(219,933)
43	LME Copper Futures	December 5, 2012	(8,247,331)	(8,825,621)	(578,290)
10	LME Copper Futures	December 6, 2012	(1,922,984)	(2,052,500)	(129,516)
10	LME Copper Futures	December 7, 2012	(1,983,234)	(2,052,530)	(69,296)
29	LME Copper Futures	December 13, 2012	(5,872,454)	(5,952,838)	(80,384)
7	LME Copper Futures	December 14, 2012	(1,467,364)	(1,436,911)	30,453
90	LME Copper Futures	December 17, 2012	(17,211,606)	(18,475,840)	(1,264,234)
4	LME Copper Futures	December 18, 2012	(824,294)	(821,138)	3,156
10	LME Copper Futures	December 20, 2012	(2,066,484)	(2,051,875)	14,609
9	LME Copper Futures	December 21, 2012	(1,863,661)	(1,846,238)	17,423
13	LME Copper Futures	December 24, 2012	(2,676,354)	(2,666,732)	9,622
8	LME Copper Futures	December 27, 2012	(1,628,612)	(1,641,034)	(12,422)
3	LME Copper Futures	December 28, 2012	(618,745)	(615,375)	3,370
27	LME Nickel Futures	October 19, 2012	(2,604,484)	(2,987,442)	(382,958)
9	LME Nickel Futures	October 23, 2012	(840,578)	(995,932)	(155,354)
1	LME Nickel Futures	October 30, 2012	(95,210)	(110,682)	(15,472)
3	LME Nickel Futures	October 31, 2012	(290,593)	(332,056)	(41,463)
23	LME Nickel Futures	November 1, 2012	(2,183,577)	(2,545,837)	(362,260)
33	LME Nickel Futures	November 2, 2012	(3,066,954)	(3,652,831)	(585,877)
13	LME Nickel Futures	November 6, 2012	(1,219,090)	(1,439,164)	(220,074)
13	LME Nickel Futures	November 7, 2012	(1,223,502)	(1,439,206)	(215,704)
7	LME Nickel Futures	November 8, 2012	(657,123)	(774,980)	(117,857)
23	LME Nickel Futures	November 9, 2012	(2,138,610)	(2,546,439)	(407,829)
30	LME Nickel Futures	November 13, 2012	(2,749,054)	(3,321,835)	(572,781)
28	LME Nickel Futures	November 14, 2012	(2,584,220)	(3,100,471)	(516,251)
10	LME Nickel Futures	November 15, 2012	(927,902)	(1,107,344)	(179,442)
27	LME Nickel Futures	November 16, 2012	(2,504,083)	(2,989,915)	(485,832)
32	LME Nickel Futures	November 23, 2012	(3,157,005)	(3,544,357)	(387,352)
30	LME Nickel Futures	November 28, 2012	(2,935,752)	(3,323,369)	(387,617)
32	LME Nickel Futures	November 29, 2012	(3,114,189)	(3,545,040)	(430,851)
30	LME Nickel Futures	November 30, 2012	(2,959,872)	(3,323,581)	(363,709)
1	LME Nickel Futures	December 5, 2012	(95,866)	(110,803)	(14,937)
25	LME Nickel Futures	December 10, 2012	(2,504,960)	(2,770,557)	(265,597)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
32	LME Nickel Futures	December 11, 2012	$(3,207,309)	$(3,546,432)	$(339,123)
29	LME Nickel Futures	December 12, 2012	(2,882,264)	(3,214,064)	(331,800)
31	LME Nickel Futures	December 13, 2012	(3,124,006)	(3,435,838)	(311,832)
6	LME Nickel Futures	December 14, 2012	(631,790)	(665,023)	(33,233)
406	LME Nickel Futures	December 17, 2012	(39,955,643)	(45,007,312)	(5,051,669)
30	LME Nickel Futures	December 18, 2012	(3,230,052)	(3,325,568)	(95,516)
30	LME Nickel Futures	December 20, 2012	(3,194,232)	(3,325,320)	(131,088)
30	LME Nickel Futures	December 21, 2012	(3,252,552)	(3,325,343)	(72,791)
29	LME Nickel Futures	December 24, 2012	(3,173,714)	(3,214,563)	(40,849)
45	LME Nickel Futures	December 27, 2012	(4,903,353)	(4,988,218)	(84,865)
15	LME Nickel Futures	December 28, 2012	(1,671,006)	(1,662,750)	8,256
1	LME Zinc Futures	October 12, 2012	(46,461)	(51,727)	(5,266)
3	LME Zinc Futures	October 19, 2012	(140,804)	(155,381)	(14,577)
34	LME Zinc Futures	October 23, 2012	(1,543,265)	(1,762,611)	(219,346)
39	LME Zinc Futures	October 24, 2012	(1,773,688)	(2,022,286)	(248,598)
4	LME Zinc Futures	October 31, 2012	(185,474)	(207,748)	(22,274)
84	LME Zinc Futures	November 1, 2012	(3,838,623)	(4,363,695)	(525,072)
153	LME Zinc Futures	November 2, 2012	(6,969,101)	(7,949,994)	(980,893)
14	LME Zinc Futures	November 6, 2012	(642,566)	(728,119)	(85,553)
2	LME Zinc Futures	November 7, 2012	(92,227)	(104,041)	(11,814)
2	LME Zinc Futures	November 13, 2012	(91,580)	(104,184)	(12,604)
72	LME Zinc Futures	November 14, 2012	(3,299,385)	(3,751,488)	(452,103)
1	LME Zinc Futures	November 16, 2012	(44,892)	(52,128)	(7,236)
3	LME Zinc Futures	November 23, 2012	(135,966)	(156,612)	(20,646)
82	LME Zinc Futures	November 28, 2012	(3,842,081)	(4,284,110)	(442,029)
80	LME Zinc Futures	November 29, 2012	(3,717,872)	(4,180,280)	(462,408)
77	LME Zinc Futures	December 5, 2012	(3,629,464)	(4,027,350)	(397,886)
47	LME Zinc Futures	December 6, 2012	(2,232,425)	(2,458,641)	(226,216)
86	LME Zinc Futures	December 7, 2012	(4,228,912)	(4,499,498)	(270,586)
89	LME Zinc Futures	December 10, 2012	(4,460,983)	(4,658,661)	(197,678)
89	LME Zinc Futures	December 11, 2012	(4,463,208)	(4,659,395)	(196,187)
89	LME Zinc Futures	December 12, 2012	(4,476,558)	(4,660,129)	(183,571)
56	LME Zinc Futures	December 13, 2012	(2,848,910)	(2,932,678)	(83,768)
88	LME Zinc Futures	December 14, 2012	(4,619,859)	(4,609,220)	10,639
949	LME Zinc Futures	December 17, 2012	(46,431,894)	(49,743,958)	(3,312,064)
88	LME Zinc Futures	December 18, 2012	(4,582,459)	(4,612,124)	(29,665)
18	LME Zinc Futures	December 20, 2012	(951,721)	(943,312)	8,409
91	LME Zinc Futures	December 21, 2012	(4,845,604)	(4,767,831)	77,773
87	LME Zinc Futures	December 24, 2012	(4,615,211)	(4,558,496)	56,715
72	LME Zinc Futures	December 27, 2012	(3,751,085)	(3,772,728)	(21,643)
42	LME Zinc Futures	December 28, 2012	(2,220,683)	(2,200,800)	19,883
575	Natural Gas Swap Futures	October 29, 2012	(4,443,313)	(4,772,500)	(329,187)
221	Soybean Oil Futures	December 14, 2012	(6,939,777)	(6,982,716)	(42,939)
1,486	Sugar #11 (World Markets) Futures	February 28, 2013	(33,900,981)	(33,985,415)	(84,434)
152	H-SHARES Index Futures	October 30, 2012	(9,508,825)	(9,661,170)	(152,345)
772	Canadian 3-Month Bank Acceptance Futures	March 18, 2013	(193,579,537)	(193,844,186)	(264,649)
533	Canadian 3-Month Bank Acceptance Futures	June 17, 2013	(133,593,983)	(133,819,271)	(225,288)
851	Euro CHF 3-Month LIFFE Futures	March 18, 2013	(226,295,677)	(226,299,947)	(4,270)
534	Euro CHF 3-Month LIFFE Futures	June 17, 2013	(141,999,495)	(142,030,942)	(31,447)

			(1,249,338,450)	(1,282,988,206)	(33,649,756)

			$7,101,509,808	$7,088,473,670	$(13,036,138)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Cash held as collateral with broker for futures contracts was $131,802,399 at September 30, 2012.

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	265,574,000	$269,585,243	$273,608,399	$4,023,156
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	12,300,000	5,984,322	6,005,744	21,422
Canadian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	CAD	238,458,000	241,023,453	242,118,621	1,095,168
Chilean Peso, Expiring 12/19/12	The Royal Bank of Scotland	CLP	5,552,000,000	11,381,714	11,566,954	185,240
Columbian Peso, Expiring 12/19/12	The Royal Bank of Scotland	COP	9,970,000,000	5,392,104	5,482,274	90,170
Czech Republic Koruna, Expiring 12/19/12	The Royal Bank of Scotland	CZK	295,168,000	15,088,464	15,092,511	4,047
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	290,396,000	375,425,497	373,494,843	(1,930,654)
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	226,181,999	364,330,822	365,157,264	826,442
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	8,426,000,000	36,856,858	37,597,764	740,906
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	72,000,000	18,319,480	18,315,021	(4,459)
Indian Rupee, Expiring 12/19/12	The Royal Bank of Scotland	INR	2,520,000,000	45,849,786	47,063,543	1,213,757
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	17,990,012,000	231,589,636	230,705,875	(883,761)
Korean Won, Expiring 12/20/12	The Royal Bank of Scotland	KRW	80,333,720,000	70,619,325	71,992,027	1,372,702
Mexican Peso, Expiring 12/19/12	The Royal Bank of Scotland	MXN	513,000,000	39,099,536	39,542,679	443,143
Malaysian Ringgit, Expiring 12/19/12	The Royal Bank of Scotland	MYR	58,690,000	18,865,291	19,092,654	227,363
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	1,348,944,000	232,039,229	234,766,910	2,727,681
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	265,637,000	213,732,365	218,997,236	5,264,871
Philippine Peso, Expiring 12/19/12	The Royal Bank of Scotland	PHP	1,674,500,000	39,884,242	40,070,358	186,116
Poland Zloty, Expiring 12/19/12	The Royal Bank of Scotland	PLN	168,510,000	51,287,415	52,120,334	832,919
Russian Ruble, Expiring 12/19/12	The Royal Bank of Scotland	RUB	1,288,200,000	39,945,981	40,730,836	784,855
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	1,146,992,000	171,926,421	174,200,293	2,273,872
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	93,490,000	75,328,346	76,178,137	849,791
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	128,210,000	69,874,004	70,564,930	690,926
Taiwanese Dollar, Expiring 12/19/12	The Royal Bank of Scotland	TWD	2,990,000,000	101,584,153	102,026,541	442,388
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	77,000,000	9,257,770	9,148,653	(109,117)

				2,754,271,457	2,775,640,401	21,368,944

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	(159,292,000)	$(164,879,515)	$(164,111,054)	$768,461
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	(39,760,000)	(19,228,833)	(19,413,689)	(184,856)
Canadian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	CAD	(30,126,000)	(30,874,092)	(30,588,471)	285,621
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	(643,028,026)	(818,913,684)	(827,034,985)	(8,121,301)
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	(79,505,000)	(128,179,350)	(128,356,051)	(176,701)
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	(1,590,000,000)	(7,173,116)	(7,094,760)	78,356
Indonesian Rupiah, Expiring 12/19/12	The Royal Bank of Scotland	IDR	(207,100,000,000)	(21,275,940)	(21,407,927)	(131,987)
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	(122,390,000)	(30,329,828)	(31,132,992)	(803,164)
Indian Rupee, Expiring 12/19/12	The Royal Bank of Scotland	INR	(2,907,600,000)	(51,271,387)	(54,302,364)	(3,030,977)
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	(47,891,899,000)	(610,388,136)	(614,170,933)	(3,782,797)
Korean Won, Expiring 12/20/12	The Royal Bank of Scotland	KRW	(20,100,000,000)	(17,771,955)	(18,012,856)	(240,901)
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	(333,970,000)	(58,009,239)	(58,123,321)	(114,082)
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	(54,026,000)	(42,866,052)	(44,540,274)	(1,674,222)
Philippine Peso, Expiring 12/19/12	The Royal Bank of Scotland	PHP	(360,000,000)	(8,623,399)	(8,614,708)	8,691
Poland Zloty, Expiring 12/19/12	The Royal Bank of Scotland	PLN	(42,000,000)	(12,896,041)	(12,990,648)	(94,607)
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	(89,304,000)	(13,215,984)	(13,563,114)	(347,130)
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	(7,400,000)	(5,993,209)	(6,029,717)	(36,508)
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	(61,900,000)	(33,844,966)	(34,068,865)	(223,899)
Taiwanese Dollar, Expiring 12/19/12	The Royal Bank of Scotland	TWD	(2,033,700,000)	(68,359,661)	(69,395,109)	(1,035,448)
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	(131,600,000)	(15,525,101)	(15,635,879)	(110,778)

				(2,159,619,488)	(2,178,587,717)	(18,968,229)

				$594,651,969	$597,052,684	$2,400,715

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $18,633,384.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 94.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (a)(b)	2,100,010	$2,100,010
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	21,885,575	21,885,575

TOTAL INVESTMENTS - 94.1% (Cost $23,985,585)		23,985,585

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		1,512,643

NET ASSETS - 100.0%		$25,498,228

(a)	Represents annualized seven-day yield as of September 30, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED DEPRECIATION
Barclays Capital	Cocoa Futures	12/13/2012	USD	102,800	$(2,160)
Barclays Capital	Coffee ‘C’ Futures	12/18/2012	USD	1,305,094	(3,844)
Barclays Capital	Corn Futures	12/14/2012	USD	411,475	4,463
Barclays Capital	Corn Futures	3/14/2013	USD	1,708,962	(76,038)
Barclays Capital	Cotton No. 2 Futures	3/6/2013	USD	332,070	(9,510)
Barclays Capital	Gold 100 OZ Futures	12/27/2012	USD	4,452,260	337,270
Barclays Capital	Lean Hogs Futures	12/14/2012	USD	655,488	(6,488)
Barclays Capital	Live Cattle Futures	12/31/2012	USD	461,540	(12,620)
Barclays Capital	LME Aluminum Futures	12/17/2012	USD	(59,800)	(45,900)
Barclays Capital	LME Aluminum Futures	3/18/2013	USD	(566,925)	(19,513)
Barclays Capital	LME Copper Futures	12/17/2012	USD	1,516,125	126,175
Barclays Capital	LME Copper Futures	3/18/2013	USD	2,178,813	78,800
Barclays Capital	LME Lead Futures	12/17/2012	USD	151,100	19,975
Barclays Capital	LME Lead Futures	3/18/2013	USD	311,425	32,375
Barclays Capital	LME Nickel Futures	12/17/2012	USD	202,020	19,692
Barclays Capital	LME Nickel Futures	3/18/2013	USD	395,160	49,680
Barclays Capital	LME Zinc Futures	12/17/2012	USD	501,225	22,962
Barclays Capital	LME Zinc Futures	3/18/2013	USD	245,150	19,694
Barclays Capital	Silver Futures	12/27/2012	USD	2,085,800	161,705
Barclays Capital	Soybean Futures	1/14/2013	USD	2,509,200	(24,937)
Barclays Capital	Soybean Meal Futures	12/14/2012	USD	1,549,190	8,890
Barclays Capital	Soybean Oil Futures	12/14/2012	USD	1,320,216	(56,376)
Barclays Capital	Sugar #11 (World Markets) Futures	2/28/2013	USD	1,150,856	(53,077)
Barclays Capital	Wheat Futures	12/14/2012	USD	271,812	(1,062)

					$570,156

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $2,100,010.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Brent Crude Futures	October 16, 2012	$104,185	$112,390	$8,205
17	Brent Crude Oil Penultimate Financial Futures	October 15, 2012	1,860,120	1,910,630	50,510
15	Crude Oil Financial Futures	October 19, 2012	1,392,150	1,382,850	(9,300)
23	Crude Oil Futures	October 22, 2012	2,184,703	2,120,370	(64,333)
3	Globex Brent FCL Futures	November 14, 2012	339,930	334,740	(5,190)
2	Globex Heat Oil Futures	October 30, 2012	260,866	265,373	4,507
9	ICE Euro Gasoil Futures	October 10, 2012	848,850	882,675	33,825
4	Lean Hogs Futures	December 14, 2012	115,442	118,000	2,558
2	LME Copper Futures	October 10, 2012	376,453	410,615	34,162
1	LME Copper Futures	October 26, 2012	187,182	205,169	17,987
1	LME Copper Futures	October 30, 2012	188,614	205,181	16,567
1	LME Copper Futures	November 2, 2012	185,504	205,191	19,687
2	LME Copper Futures	November 23, 2012	381,247	410,425	29,178
4	LME Copper Futures	December 10, 2012	803,419	821,046	17,627
15	LME Copper Futures	December 17, 2012	2,963,570	3,079,301	115,731
7	LME Copper Futures	March 18, 2013	1,349,887	1,436,663	86,776
1	LME Nickel Futures	October 10, 2012	97,697	110,597	12,900
1	LME Nickel Futures	October 16, 2012	96,643	110,628	13,985
1	LME Nickel Futures	December 17, 2012	98,089	110,856	12,767
47	Natural Gas Swap Futures	October 29, 2012	336,690	390,100	53,410
1	Soybean Futures	January 14, 2013	80,815	80,138	(677)
5	Soybean Oil Futures	December 14, 2012	162,968	157,980	(4,988)

			14,415,024	14,860,918	445,894

Short Contracts:
1	Brent Crude Futures	November 15, 2012	(110,239)	(111,580)	(1,341)
14	Globex RBOB Gas Futures	October 30, 2012	(1,678,194)	(1,717,019)	(38,825)
2	ICE Euro Gasoil Futures	November 9, 2012	(194,350)	(194,900)	(550)
2	LME Copper Futures	October 10, 2012	(376,535)	(410,615)	(34,080)
1	LME Copper Futures	October 26, 2012	(188,998)	(205,168)	(16,170)
1	LME Copper Futures	October 30, 2012	(187,998)	(205,181)	(17,183)
1	LME Copper Futures	November 2, 2012	(185,498)	(205,190)	(19,692)
2	LME Copper Futures	November 23, 2012	(381,747)	(410,425)	(28,678)
4	LME Copper Futures	December 10, 2012	(808,544)	(821,047)	(12,503)
9	LME Copper Futures	December 17, 2012	(1,766,285)	(1,847,576)	(81,291)
1	LME Nickel Futures	October 10, 2012	(97,799)	(110,598)	(12,799)
1	LME Nickel Futures	October 16, 2012	(96,929)	(110,629)	(13,700)
1	LME Nickel Futures	December 17, 2012	(96,893)	(110,856)	(13,963)

			(6,170,009)	(6,460,784)	(290,775)

			$8,245,015	$8,400,134	$155,119

Cash held as collateral with broker for futures contracts was $679,424 at September 30, 2012.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 23.2%	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000'S)	VALUE (Note 3)
Sovereign Debt - 23.2%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	Aaa	1.500%	04/15/16	EUR	27,509	$38,777,805
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	Aaa	1.750%	04/15/20	EUR	24,966	38,072,651
France Government Bond OAT (France)	Aaa	1.600%	07/25/15	EUR	34,618	48,315,803
France Government Bond OAT (France)	Aaa	1.100%	07/25/22	EUR	21,114	29,533,358
United Kingdom Treasury Gilt (United Kingdom)	Aaa	1.875%	11/22/22	GBP	27,782	57,026,193

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $203,344,944)						211,725,810

U.S. TREASURY OBLIGATIONS - 23.0%
U.S. Treasury Inflation Protected Securities Bonds - 23.0%
U.S. Treasury Bond	Aaa	0.125%	01/15/22	USD	79,400	87,730,864
U.S. Treasury Bond	Aaa	0.125%	04/15/17	USD	15,600	16,951,388
U.S. Treasury Bond	Aaa	1.625%	01/15/18	USD	7,700	9,852,809
U.S. Treasury Bond	Aaa	2.375%	01/15/17	USD	56,000	74,618,575
U.S. Treasury Bond	Aaa	2.625%	07/15/17	USD	15,900	21,238,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $204,706,868)						210,391,777

					SHARES
MONEY MARKET FUNDS - 44.5%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.140% (a)					30,008,583	30,008,583
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)					120,034,330	120,034,330
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (a)(b)					20,169,890	20,169,890
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)					86,716,578	86,716,578
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.020% (a)					150,042,913	150,042,913

TOTAL MONEY MARKET FUNDS (cost $406,972,294)						406,972,294

TOTAL INVESTMENTS - 90.7% (cost $815,024,106)						829,089,881

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3% (c)						84,959,102

NET ASSETS - 100.0%						$914,048,983

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of September 30, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as September 30, 2012. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of September 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	425,000	$(136,167)	12/13/2049	$(9,467)
Deutsche Bank	Markit CMBX North America AJ 3	1.470%	USD	1,200,000	(461,535)	12/13/2049	50,335
Deutsche Bank	Markit CMBX North America AJ 4	0.960%	USD	1,225,000	(470,588)	02/17/2051	19,788
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	650,000	(230,974)	12/13/2049	8,240
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	850,000	(363,545)	02/17/2051	50,745
The Royal Bank of Scotland	iTraxx Europe Crossover Series 17.V1	5.000%	EUR	10,725,000	(816,478)	06/20/2017	816,507
The Royal Bank of Scotland	iTraxx Europe Crossover Series 18.V1	5.000%	EUR	34,000,000	(692,807)	12/20/2017	(505,052)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 18.V1	1.000%	EUR	68,000,000	(1,392,442)	12/20/2017	(168,151)
The Royal Bank of Scotland	Markit CDX Emerging Market Index Series 18	5.000%	USD	31,125,000	4,120,203	12/20/2017	35,712
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	141,050,000	(3,677,691)	06/20/2017	4,550,630
The Royal Bank of Scotland	Markit CDX North America Investment Grade Index Series 19	1.000%	USD	198,625,000	(238,862)	12/20/2017	347,323
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	425,000	(111,230)	12/13/2049	(34,403)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	1,125,000	(412,757)	02/17/2051	(1,243)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	375,000	(118,632)	02/15/2051	(16,368)

					$(5,003,505)		$5,144,596

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $6,250,715. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional collateral for positions held at Bank of America included in the collateral for total return swap contracts. Additional cash held as collateral at Bank of America for credit default swap contracts was $810,000 at September 30, 2012.

Interest rate swap contracts outstanding as of September 30, 2012:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	1.005%	(1)	CZK	430,000,000	09/20/2017	$2,520
The Royal Bank of Scotland	1.683%	(1)	CZK	250,000,000	03/15/2017	(416,141)
The Royal Bank of Scotland	1.923%	(1)	CZK	68,000,000	09/21/2016	(140,637)
The Royal Bank of Scotland	2.010%	(1)	CZK	38,000,000	09/21/2016	(85,365)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.050%	CZK	440,000,000	03/21/2018	(16,366)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.110%	CZK	20,000,000	03/21/2018	2,296
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.240%	CZK	50,000,000	09/20/2017	29,481
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.505%	CZK	130,000,000	09/20/2017	163,945
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.680%	CZK	20,000,000	03/15/2017	33,155

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.705%	CZK	50,000,000	03/15/2017	$85,732
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.724%	CZK	18,000,000	03/15/2017	31,642
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.750%	CZK	4,000,000	03/15/2017	7,268
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.760%	CZK	250,000,000	09/20/2017	476,818
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.810%	CZK	11,000,000	03/15/2017	21,490
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.890%	CZK	12,000,000	03/15/2017	25,629
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.920%	CZK	13,000,000	03/15/2017	28,653
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.960%	CZK	40,000,000	03/15/2017	91,805
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.043%	CZK	69,000,000	03/15/2017	171,323
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.050%	CZK	7,000,000	03/15/2017	17,500
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.690%	CZK	51,000,000	09/21/2016	185,219
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	09/21/2016	40,386
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.225%	CZK	6,000,000	09/21/2016	28,330
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	09/21/2016	177,904
The Royal Bank of Scotland	0.778%	(2)	HKD	171,000,000	09/20/2017	(86,676)
The Royal Bank of Scotland	1.020%	(2)	HKD	99,000,000	03/15/2017	(230,854)
The Royal Bank of Scotland	1.180%	(2)	HKD	35,100,000	09/21/2016	(114,957)
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	03/16/2016	(141,196)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.760%	HKD	28,000,000	09/20/2017	11,077
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.840%	HKD	19,000,000	03/21/2018	6,661
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.902%	HKD	172,000,000	03/21/2018	128,215
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.208%	HKD	99,000,000	09/20/2017	320,872
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.300%	HKD	13,000,000	03/15/2017	51,096
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.315%	HKD	43,000,000	09/20/2017	168,762
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.370%	HKD	10,500,000	03/15/2017	45,466
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.390%	HKD	35,400,000	03/15/2017	157,328
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.410%	HKD	12,000,000	03/15/2017	54,702
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.415%	HKD	3,700,000	03/15/2017	16,972
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.470%	HKD	5,000,000	03/15/2017	24,505
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.490%	HKD	2,800,000	03/15/2017	14,043
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	7,500,000	03/15/2017	38,042
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.505%	HKD	7,900,000	03/15/2017	40,297
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.630%	HKD	1,590,000	03/16/2016	8,091
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	03/16/2016	15,492
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.990%	HKD	13,700,000	09/21/2016	101,514
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	03/16/2016	11,438
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	03/16/2016	56,584
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	03/16/2016	10,123
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	03/16/2016	10,114

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	09/21/2016	$18,299
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	09/21/2016	29,882
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	09/21/2016	192,890
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.110%	HUF	640,000,000	03/16/2017	(5,429)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.130%	HUF	3,900,000,000	03/21/2018	13,069
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.150%	HUF	70,000,000	09/21/2016	159
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.160%	HUF	130,000,000	03/16/2017	83
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.160%	HUF	500,000,000	03/21/2018	4,676
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.220%	HUF	80,000,000	03/16/2017	927
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.330%	HUF	1,500,000,000	09/20/2017	47,633
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.580%	HUF	100,000,000	09/21/2016	7,286
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	09/21/2016	6,824
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.785%	HUF	2,400,000,000	09/20/2017	296,993
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	90,000,000	03/16/2017	11,881
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	120,000,000	03/16/2017	15,842
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	09/21/2016	6,516
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.030%	HUF	210,000,000	03/16/2017	33,471
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	09/21/2016	51,158
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.130%	HUF	70,000,000	03/16/2017	12,434
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.270%	HUF	200,000,000	03/15/2017	40,635
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.565%	HUF	400,000,000	03/16/2017	102,802
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.830%	HUF	500,000,000	03/16/2017	152,679
The Royal Bank of Scotland	6.050%	(3)	HUF	630,000,000	09/21/2016	8,914
The Royal Bank of Scotland	6.210%	(3)	HUF	3,900,000,000	09/20/2017	(29,227)
The Royal Bank of Scotland	6.860%	(3)	HUF	2,400,000,000	03/16/2017	(308,078)
The Royal Bank of Scotland	2.810%	(4)	KRW	42,000,000,000	09/20/2017	(38,991)
The Royal Bank of Scotland	2.813%	(4)	KRW	42,000,000,000	09/20/2017	(44,244)
The Royal Bank of Scotland	2.815%	(4)	KRW	41,000,000,000	09/20/2017	(46,609)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.733%	KRW	15,000,000,000	03/21/2018	(29,561)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.740%	KRW	11,000,000,000	09/20/2017	(21,890)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.798%	KRW	42,000,000,000	03/21/2018	30,098
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.800%	KRW	41,000,000,000	03/21/2018	33,619
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.806%	KRW	42,000,000,000	03/21/2018	45,378
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.290%	KRW	11,000,000,000	09/20/2017	230,337
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.340%	KRW	7,000,000,000	03/15/2017	148,256
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	5,000,000,000	03/15/2017	111,540
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	3,700,000,000	03/15/2017	82,539
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.380%	KRW	7,000,000,000	03/15/2017	158,789
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.388%	KRW	22,500,000,000	03/15/2017	516,741
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.400%	KRW	7,000,000,000	03/15/2017	164,055
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,000,000,000	03/15/2017	74,824
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,500,000,000	03/15/2017	87,294
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.450%	KRW	5,400,000,000	03/15/2017	136,714
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.490%	KRW	5,200,000,000	09/21/2016	126,644
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.515%	KRW	4,600,000,000	03/15/2017	127,707
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	4,000,000,000	03/15/2017	116,316
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	36,000,000,000	09/20/2017	1,144,053
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.575%	KRW	36,000,000,000	09/20/2017	1,181,574
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.655%	KRW	14,000,000,000	09/20/2017	506,194
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.670%	KRW	16,000,000,000	09/20/2017	588,514
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.680%	KRW	200,000,000	03/16/2016	5,437
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	380,000,000	03/16/2016	10,443
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	330,000,000	03/16/2016	9,069
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.700%	KRW	200,000,000	03/16/2016	5,556
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.750%	KRW	1,455,153,531	03/16/2016	42,577
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.930%	KRW	860,000,000	03/16/2016	29,748
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.035%	KRW	3,500,000,000	09/21/2016	149,709
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.115%	KRW	490,000,000	03/16/2016	19,634

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	03/16/2016	$223,240
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.255%	KRW	630,000,000	03/16/2016	27,857
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	09/21/2016	90,985
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.285%	KRW	700,000,000	03/16/2016	31,574
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	09/21/2016	280,198
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	09/21/2016	77,154
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	09/21/2016	276,394
The Royal Bank of Scotland	3.405%	(4)	KRW	22,400,000,000	09/21/2016	(481,192)
The Royal Bank of Scotland	3.555%	(4)	KRW	36,000,000,000	03/15/2017	(1,053,618)
The Royal Bank of Scotland	3.565%	(4)	KRW	36,000,000,000	03/15/2017	(1,067,161)
The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	03/16/2016	(7,740)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	03/16/2016	(227,772)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	03/16/2016	(227,772)
The Royal Bank of Scotland	4.290%	(5)	PLN	194,000,000	09/20/2017	(210,262)
The Royal Bank of Scotland	4.560%	(5)	PLN	16,500,000	09/21/2016	(68,022)
The Royal Bank of Scotland	4.600%	(5)	PLN	16,500,000	09/21/2016	(75,565)
The Royal Bank of Scotland	4.775%	(5)	PLN	113,000,000	03/15/2017	(810,210)
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	03/16/2016	(201,575)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.120%	PLN	23,000,000	03/21/2018	(8,188)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.199%	PLN	194,000,000	03/21/2018	142,823
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.295%	PLN	20,000,000	09/20/2017	23,083
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.554%	PLN	16,600,000	03/15/2017	72,468
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.560%	PLN	35,000,000	09/20/2017	170,844
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.600%	PLN	7,300,000	03/15/2017	36,130
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.615%	PLN	16,600,000	03/15/2017	85,317
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.670%	PLN	4,600,000	03/15/2017	26,853
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.700%	PLN	11,600,000	09/21/2016	66,381
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.740%	PLN	3,600,000	03/15/2017	24,213
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.750%	PLN	113,000,000	09/20/2017	853,546
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.780%	PLN	7,000,000	03/15/2017	50,634
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.840%	PLN	8,800,000	03/15/2017	70,355
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.848%	PLN	21,000,000	09/20/2017	187,568
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.850%	PLN	5,000,000	03/15/2017	40,609
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.865%	PLN	20,000,000	03/15/2017	166,242
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.875%	PLN	4,000,000	09/20/2017	37,246
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.880%	PLN	1,900,000	03/15/2017	16,155
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.900%	PLN	15,000,000	03/15/2017	131,344
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	03/16/2016	15,233
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	03/16/2016	7,714
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.023%	PLN	7,000,000	03/15/2017	72,220
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	03/16/2016	6,310
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.550%	PLN	3,500,000	09/21/2016	54,028
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	03/16/2016	24,204
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	03/16/2016	6,999
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	03/16/2016	18,430
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	09/21/2016	40,887
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	03/16/2016	107,274
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	09/21/2016	255,314
The Royal Bank of Scotland	0.915%	(6)	SGD	30,000,000	09/20/2017	44,790
The Royal Bank of Scotland	0.940%	(6)	SGD	400,000	09/21/2016	(2,137)
The Royal Bank of Scotland	1.040%	(6)	SGD	4,800,000	09/21/2016	(41,116)
The Royal Bank of Scotland	1.135%	(6)	SGD	16,000,000	03/15/2017	(160,005)
The Royal Bank of Scotland	2.185%	(6)	SGD	2,300,000	03/16/2016	(94,582)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.890%	SGD	3,000,000	09/20/2017	(7,492)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.050%	SGD	30,000,000	03/21/2018	(69,605)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.050%	SGD	4,000,000	03/21/2018	(9,281)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.060%	SGD	7,000,000	09/20/2017	30,318
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.290%	SGD	600,000	03/15/2017	9,353
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.295%	SGD	1,500,000	03/15/2017	23,652
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.298%	SGD	1,400,000	03/15/2017	22,202
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.300%	SGD	4,900,000	03/15/2017	78,148

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.315%	SGD	16,000,000	09/20/2017	$233,179
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.320%	SGD	900,000	03/15/2017	15,003
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.340%	SGD	900,000	03/15/2017	15,651
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.400%	SGD	2,000,000	03/15/2017	39,107
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.410%	SGD	900,000	03/15/2017	17,923
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.460%	SGD	3,000,000	03/15/2017	65,150
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.460%	SGD	4,000,000	09/20/2017	81,592
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.750%	SGD	220,000	03/16/2016	6,360
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.815%	SGD	365,898	03/16/2016	11,246
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.945%	SGD	2,200,000	09/21/2016	82,999
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	03/16/2016	44,967
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.145%	SGD	260,000	03/16/2016	10,400
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.190%	SGD	220,000	03/16/2016	9,078
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.250%	SGD	200,000	09/21/2016	9,511
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	09/21/2016	130,868
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.550%	SGD	300,000	09/21/2016	17,166
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	5.800%	ZAR	62,000,000	09/20/2017	11,198
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	5.960%	ZAR	65,000,000	03/22/2018	(2,022)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.131%	ZAR	386,000,000	03/22/2018	330,911
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.620%	ZAR	11,700,000	03/15/2017	55,452
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.720%	ZAR	29,700,000	03/15/2017	155,017
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.750%	ZAR	29,700,000	03/15/2017	159,293
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.790%	ZAR	10,800,000	09/21/2016	60,049
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.830%	ZAR	16,300,000	03/15/2017	93,682
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.960%	ZAR	6,700,000	03/15/2017	42,688
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	18,000,000	03/15/2017	117,275
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	14,500,000	03/15/2017	94,471
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.000%	ZAR	9,600,000	03/15/2017	63,007
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.010%	ZAR	23,000,000	03/15/2017	152,059
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	03/16/2016	8,402
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	03/16/2016	8,603
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	03/16/2016	22,335
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.156%	ZAR	215,000,000	09/20/2017	1,581,340
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.160%	ZAR	49,000,000	09/20/2017	361,435
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.160%	ZAR	47,000,000	09/20/2017	346,683
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	21,000,000	03/15/2017	156,978
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	19,000,000	03/15/2017	142,028
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.300%	ZAR	17,500,000	03/15/2017	140,054

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.350%	ZAR	1,370,000	03/16/2016	$10,340
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	03/16/2016	18,404
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	03/16/2016	23,997
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.750%	ZAR	5,300,000	09/21/2016	51,512
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	03/16/2016	16,574
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.840%	ZAR	8,000,000	09/21/2016	80,873
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	03/16/2016	130,867
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	09/21/2016	61,168
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	09/21/2016	20,647
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	09/21/2016	317,032
The Royal Bank of Scotland	5.883%	(7)	ZAR	384,000,000	09/20/2017	(236,973)
The Royal Bank of Scotland	6.470%	(7)	ZAR	29,400,000	09/21/2016	(122,706)
The Royal Bank of Scotland	6.495%	(7)	ZAR	29,400,000	09/21/2016	(125,891)
The Royal Bank of Scotland	6.905%	(7)	ZAR	215,000,000	03/15/2017	(1,313,074)
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	03/16/2016	(9,423)
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	03/16/2016	(250,856)

						$10,861,304

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

Total return swap contracts outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Australia 10-Year Bond Futures	12/17/2012	AUD	2,255,236	$29,486
Morgan Stanley and Co., International PLC	Bovespa Index	10/17/2012	BRL	15,196,694	(29,615)
Barclays Capital	Corn Futures	12/14/2012	USD	669,375	(26,562)
Bank of America	Euro - Bund Futures	12/6/2012	EUR	43,538,418	168,376
Bank of America	Mini Japanese 10-Year Treasury Bond	12/11/2012	JPY	10,652,270,400	228,150
Morgan Stanley and Co., International PLC	Russian Depository Index	6/15/2050	USD	582,447	(16,761)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	12/17/2012	USD	4,776,524	(32,978)
Barclays Capital	Soybean Futures	1/14/2013	USD	1,325,150	37,188
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/21/2012	CHF	14,765,272	(58,906)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2012	USD	126,360,036	583,605
Barclays Capital	Wheat Futures	12/14/2012	USD	408,262	(2,138)

					$879,845

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $773,815.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
204	Brent Crude Oil Penultimate Financial Futures	October 15, 2012	$22,164,950	$22,927,560	$762,610
2	Cattle Feeder Futures	October 25, 2012	141,189	143,800	2,611
6	Cocoa Futures	December 13, 2012	157,362	150,960	(6,402)
64	Coffee ‘C’ Futures	December 18, 2012	4,298,754	4,164,000	(134,754)
105	Corn Futures	December 14, 2012	3,177,533	3,970,313	792,780
139	Corn Futures	March 14, 2013	5,559,801	5,278,525	(281,276)
21	Cotton No. 2 Futures	December 6, 2012	734,538	741,824	7,286
10	Cotton No. 2 Futures	March 6, 2013	381,274	358,400	(22,874)
367	Crude Oil Financial Futures	October 19, 2012	34,751,130	33,833,730	(917,400)
32	Globex Heat Oil Futures	October 30, 2012	4,184,284	4,245,965	61,681
38	Globex RBOB Gas Futures	October 30, 2012	4,292,568	4,660,480	367,912
94	Gold 100 OZ Futures	December 27, 2012	15,296,433	16,674,660	1,378,227
96	ICE Euro Gasoil Futures	October 10, 2012	8,981,875	9,415,200	433,325
89	Lean Hogs Futures	December 14, 2012	2,704,378	2,625,500	(78,878)
33	Live Cattle Futures	December 31, 2012	1,700,290	1,646,040	(54,250)
1	LME Aluminum Futures	November 30, 2012	47,292	52,684	5,392
1	LME Aluminum Futures	December 4, 2012	48,288	52,720	4,432
4	LME Aluminum Futures	December 5, 2012	193,443	210,912	17,469
7	LME Aluminum Futures	December 11, 2012	360,140	369,461	9,321
3	LME Aluminum Futures	December 13, 2012	155,824	158,393	2,569
29	LME Aluminum Futures	December 17, 2012	1,482,551	1,532,633	50,082
1	LME Aluminum Futures	December 27, 2012	52,241	52,797	556
13	LME Aluminum Futures	March 18, 2013	650,458	693,062	42,604
1	LME Copper Futures	October 2, 2012	190,826	205,287	14,461
4	LME Copper Futures	October 5, 2012	772,300	821,180	48,880
1	LME Copper Futures	October 12, 2012	187,914	205,313	17,399
5	LME Copper Futures	October 19, 2012	964,377	1,026,250	61,873
2	LME Copper Futures	October 26, 2012	371,991	410,338	38,347
8	LME Copper Futures	November 1, 2012	1,507,203	1,641,500	134,297
1	LME Copper Futures	November 7, 2012	188,452	205,207	16,755
4	LME Copper Futures	November 8, 2012	752,231	820,838	68,607
5	LME Copper Futures	November 9, 2012	945,967	1,026,063	80,096
1	LME Copper Futures	November 16, 2012	184,930	205,235	20,305
6	LME Copper Futures	November 21, 2012	1,125,072	1,231,500	106,428
8	LME Copper Futures	November 23, 2012	1,538,415	1,641,700	103,285
1	LME Copper Futures	November 30, 2012	190,476	205,233	14,757
1	LME Copper Futures	December 4, 2012	191,434	205,244	13,810
7	LME Copper Futures	December 5, 2012	1,332,114	1,436,729	104,615
3	LME Copper Futures	December 6, 2012	579,715	615,750	36,035
9	LME Copper Futures	December 11, 2012	1,812,525	1,847,380	34,855
6	LME Copper Futures	December 13, 2012	1,210,097	1,231,622	21,525
136	LME Copper Futures	December 17, 2012	26,180,445	27,919,072	1,738,627
3	LME Copper Futures	December 20, 2012	617,500	615,563	(1,937)
6	LME Copper Futures	December 27, 2012	1,229,565	1,230,776	1,211
79	LME Copper Futures	March 18, 2013	15,233,539	16,213,763	980,224
2	LME Lead Futures	October 19, 2012	95,495	113,797	18,302
1	LME Lead Futures	November 9, 2012	47,942	56,977	9,035
1	LME Lead Futures	November 21, 2012	47,677	57,057	9,380
1	LME Lead Futures	November 30, 2012	49,176	57,047	7,871
1	LME Lead Futures	December 6, 2012	50,891	57,040	6,149
4	LME Lead Futures	December 11, 2012	210,645	228,139	17,494
1	LME Lead Futures	December 13, 2012	52,920	57,031	4,111
24	LME Lead Futures	December 17, 2012	1,275,088	1,368,609	93,521
1	LME Lead Futures	December 20, 2012	55,741	57,020	1,279
4	LME Lead Futures	December 27, 2012	230,813	228,020	(2,793)
6	LME Lead Futures	March 18, 2013	309,460	343,800	34,340
3	LME Nickel Futures	October 5, 2012	306,162	331,715	25,553
6	LME Nickel Futures	October 12, 2012	576,368	663,648	87,280

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	LME Nickel Futures	October 19, 2012	$388,805	$442,584	$53,779
2	LME Nickel Futures	October 26, 2012	192,603	221,338	28,735
1	LME Nickel Futures	November 8, 2012	93,719	110,712	16,993
1	LME Nickel Futures	November 23, 2012	97,829	110,761	12,932
1	LME Nickel Futures	December 5, 2012	96,002	110,804	14,802
33	LME Nickel Futures	December 17, 2012	3,392,152	3,658,233	266,081
2	LME Nickel Futures	December 20, 2012	211,261	221,688	10,427
5	LME Nickel Futures	December 27, 2012	549,476	554,246	4,770
8	LME Nickel Futures	March 18, 2013	782,845	889,680	106,835
20	LME Zinc Futures	December 11, 2012	997,820	1,047,055	49,235
10	LME Zinc Futures	December 13, 2012	501,627	523,692	22,065
58	LME Zinc Futures	December 17, 2012	2,972,567	3,040,073	67,506
1	LME Zinc Futures	December 20, 2012	52,298	52,406	108
6	LME Zinc Futures	December 27, 2012	312,010	314,394	2,384
1	LME Zinc Futures	March 18, 2013	48,102	52,969	4,867
1,090	Natural Gas Swap Futures	October 29, 2012	8,698,142	9,046,999	348,857
44	Silver Futures	December 27, 2012	7,010,586	7,606,940	596,354
135	Soybean Futures	January 14, 2013	10,803,336	10,818,563	15,227
94	Soybean Meal Futures	December 14, 2012	4,272,078	4,576,860	304,782
127	Soybean Oil Futures	December 14, 2012	4,200,206	4,012,692	(187,514)
135	Sugar #11 (World Markets) Futures	February 28, 2013	3,359,084	3,087,504	(271,580)
71	Wheat Futures	December 14, 2012	3,101,231	3,203,874	102,643
44	Amsterdam Index Futures	October 19, 2012	3,801,214	3,666,197	(135,017)
146	CAC40 10 Euro Futures	October 19, 2012	6,578,337	6,290,808	(287,529)
21	DAX Index Futures	December 21, 2012	4,972,374	4,883,463	(88,911)
109	E-Mini Russell 2000 Futures	December 21, 2012	9,345,998	9,094,960	(251,038)
672	Euro Stoxx 50 Index	December 21, 2012	21,944,464	21,200,241	(744,223)
245	FTSE 100 Index Futures	December 21, 2012	23,094,716	22,602,113	(492,603)
181	FTSE/JSE Top 40 Index Futures	December 20, 2012	7,060,067	6,912,491	(147,576)
19	FTSE/MIB Index Futures	December 21, 2012	1,952,252	1,836,567	(115,685)
41	Hang Seng Index Futures	October 30, 2012	5,457,884	5,518,890	61,006
145	H-SHARES Index Futures	October 30, 2012	9,071,852	9,216,249	144,397
27	IBEX 35 Index Futures	October 19, 2012	2,779,596	2,665,651	(113,945)
92	KOSPI Index 200 Futures	December 13, 2012	10,630,656	10,934,791	304,135
247	MSCI Taiwan Stock Index Futures	October 30, 2012	6,812,878	6,802,380	(10,498)
1,486	S&P 500 E-Mini Futures	December 21, 2012	108,177,964	106,561,060	(1,616,904)
99	S&P MID 400 E-Mini Futures	December 21, 2012	10,075,107	9,766,350	(308,757)
21	S&P/Toronto Stock Exchange 60 Index Futures	December 20, 2012	3,038,494	2,993,531	(44,963)
184	SGX S&P CNX Nifty Index Futures	October 25, 2012	2,100,218	2,106,064	5,846
35	SPI 200 Index Futures	December 20, 2012	4,001,134	3,979,082	(22,052)
149	TOPIX Index Futures	December 13, 2012	13,860,131	14,033,188	173,057
111	10-Year Japanese Government Bond Futures	December 11, 2012	204,705,886	205,088,288	382,402
26	Australia 10-Year Bond Futures	December 17, 2012	3,370,679	3,422,261	51,582
640	Euro - Bund Futures	December 6, 2012	115,855,866	116,596,184	740,318
333	Long Gilt Futures	December 27, 2012	64,363,109	64,860,799	497,690
1,070	U.S. Treasury 10-Year Note Futures	December 19, 2012	142,249,284	142,828,281	578,997

			1,009,566,001	1,016,105,018	6,539,017

Short Contracts:
5	Globex Brent FCL Futures	November 14, 2012	(541,490)	(557,900)	(16,410)
11	ICE Euro Gasoil Futures	November 9, 2012	(1,053,460)	(1,071,950)	(18,490)
1	LME Aluminum Futures	November 30, 2012	(47,373)	(52,684)	(5,311)
1	LME Aluminum Futures	December 4, 2012	(48,548)	(52,719)	(4,171)
4	LME Aluminum Futures	December 5, 2012	(195,494)	(210,913)	(15,419)
7	LME Aluminum Futures	December 11, 2012	(361,189)	(369,462)	(8,273)
3	LME Aluminum Futures	December 13, 2012	(157,120)	(158,393)	(1,273)
13	LME Aluminum Futures	December 17, 2012	(648,029)	(687,032)	(39,003)
1	LME Aluminum Futures	December 27, 2012	(52,298)	(52,796)	(498)
1	LME Copper Futures	October 2, 2012	(190,679)	(205,287)	(14,608)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	LME Copper Futures	October 5, 2012	$(774,395)	$(821,180)	$(46,785)
1	LME Copper Futures	October 12, 2012	(188,243)	(205,313)	(17,070)
5	LME Copper Futures	October 19, 2012	(968,494)	(1,026,250)	(57,756)
2	LME Copper Futures	October 26, 2012	(377,997)	(410,338)	(32,341)
8	LME Copper Futures	November 1, 2012	(1,503,887)	(1,641,500)	(137,613)
1	LME Copper Futures	November 7, 2012	(186,601)	(205,207)	(18,606)
4	LME Copper Futures	November 8, 2012	(753,194)	(820,838)	(67,644)
5	LME Copper Futures	November 9, 2012	(943,117)	(1,026,062)	(82,945)
1	LME Copper Futures	November 16, 2012	(184,880)	(205,235)	(20,355)
6	LME Copper Futures	November 21, 2012	(1,131,140)	(1,231,500)	(100,360)
8	LME Copper Futures	November 23, 2012	(1,537,387)	(1,641,700)	(104,313)
1	LME Copper Futures	November 30, 2012	(190,548)	(205,232)	(14,684)
1	LME Copper Futures	December 4, 2012	(191,548)	(205,244)	(13,696)
7	LME Copper Futures	December 5, 2012	(1,342,589)	(1,436,729)	(94,140)
3	LME Copper Futures	December 6, 2012	(576,895)	(615,750)	(38,855)
9	LME Copper Futures	December 11, 2012	(1,818,436)	(1,847,381)	(28,945)
6	LME Copper Futures	December 13, 2012	(1,214,990)	(1,231,621)	(16,631)
101	LME Copper Futures	December 17, 2012	(19,450,967)	(20,734,010)	(1,283,043)
3	LME Copper Futures	December 20, 2012	(619,945)	(615,562)	4,383
6	LME Copper Futures	December 27, 2012	(1,222,448)	(1,230,776)	(8,328)
2	LME Lead Futures	October 19, 2012	(95,498)	(113,798)	(18,300)
1	LME Lead Futures	November 9, 2012	(47,749)	(56,978)	(9,229)
1	LME Lead Futures	November 21, 2012	(47,830)	(57,057)	(9,227)
1	LME Lead Futures	November 30, 2012	(49,298)	(57,046)	(7,748)
1	LME Lead Futures	December 6, 2012	(51,205)	(57,040)	(5,835)
4	LME Lead Futures	December 11, 2012	(211,494)	(228,139)	(16,645)
1	LME Lead Futures	December 13, 2012	(53,523)	(57,031)	(3,508)
10	LME Lead Futures	December 17, 2012	(522,804)	(570,260)	(47,456)
1	LME Lead Futures	December 20, 2012	(55,961)	(57,020)	(1,059)
4	LME Lead Futures	December 27, 2012	(227,794)	(228,020)	(226)
3	LME Nickel Futures	October 5, 2012	(302,396)	(331,715)	(29,319)
6	LME Nickel Futures	October 12, 2012	(579,187)	(663,648)	(84,461)
4	LME Nickel Futures	October 19, 2012	(388,923)	(442,584)	(53,661)
2	LME Nickel Futures	October 26, 2012	(190,206)	(221,338)	(31,132)
1	LME Nickel Futures	November 8, 2012	(93,875)	(110,712)	(16,837)
1	LME Nickel Futures	November 23, 2012	(97,888)	(110,761)	(12,873)
1	LME Nickel Futures	December 5, 2012	(95,692)	(110,803)	(15,111)
25	LME Nickel Futures	December 17, 2012	(2,444,754)	(2,771,385)	(326,631)
2	LME Nickel Futures	December 20, 2012	(212,949)	(221,688)	(8,739)
5	LME Nickel Futures	December 27, 2012	(540,037)	(554,246)	(14,209)
20	LME Zinc Futures	December 11, 2012	(1,002,968)	(1,047,055)	(44,087)
10	LME Zinc Futures	December 13, 2012	(508,734)	(523,693)	(14,959)
20	LME Zinc Futures	December 17, 2012	(1,037,562)	(1,048,160)	(10,598)
1	LME Zinc Futures	December 20, 2012	(52,873)	(52,406)	467
6	LME Zinc Futures	December 27, 2012	(311,964)	(314,394)	(2,430)

			(47,696,545)	(50,783,541)	(3,086,996)

			$961,869,456	$965,321,477	$3,452,021

Cash held as collateral with broker for futures contracts was $36,298,234 at September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	28,953,000	$14,029,298	$14,136,935	$107,637
Czech Republic Koruna, Expiring 12/19/12	The Royal Bank of Scotland	CZK	1,063,000	55,890	54,353	(1,537)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	6,830,000	8,956,665	8,784,452	(172,213)
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	186,000	23,996	23,988	(8)
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	2,932,000	13,330	13,083	(247)
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	97,995,000	24,486,576	24,927,507	440,931
Korean Won, Expiring 12/20/12	The Royal Bank of Scotland	KRW	37,547,081,000	33,048,423	33,648,267	599,844
Mexican Peso, Expiring 12/19/12	The Royal Bank of Scotland	MXN	664,239,000	50,371,005	51,200,370	829,365
Poland Zloty, Expiring 12/19/12	The Royal Bank of Scotland	PLN	211,000	66,221	65,263	(958)
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	36,731,000	29,574,399	29,929,395	354,996
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	69,658,000	37,977,303	38,338,755	361,452
Taiwanese Dollar, Expiring 12/19/12	The Royal Bank of Scotland	TWD	971,877,000	32,885,846	33,162,960	277,114
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	104,325,000	12,503,796	12,395,237	(108,559)

				$243,992,748	$246,680,565	$2,687,817

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	(591,000)	$(286,272)	$(288,569)	$(2,297)
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	(117,000)	(123,178)	(124,584)	(1,406)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	(205,339,000)	(261,287,383)	(264,098,188)	(2,810,805)
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	(36,106,000)	(58,498,306)	(58,290,970)	207,336
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	(33,000)	(4,256)	(4,256)	–
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	(4,008,000)	(17,532)	(17,884)	(352)
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	(60,000,000)	(765,125)	(769,447)	(4,322)
Russian Ruble, Expiring 12/19/12	The Royal Bank of Scotland	RUB	(146,134,000)	(4,519,527)	(4,620,525)	(100,998)
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	(14,604,000)	(7,961,123)	(8,037,831)	(76,708)
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	(21,536,000)	(2,583,214)	(2,558,771)	24,443

				(336,045,916)	(338,811,025)	(2,765,109)

				$(92,053,168)	$(92,130,460)	$(77,292)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $13,145,282.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR RISK PARITY FUND

BRL - Brazilian Real

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 102.0%	SHARES	VALUE (Note 3)
COMMON STOCKS - 40.7%

Belgium - 0.6%
Anheuser-Busch InBev NV	2,871	$245,610
Belgacom SA	13,646	416,387
Mobistar SA	11,193	353,088
Solvay SA	9,573	1,109,380
UCB SA	15,520	854,043
Umicore SA	23,772	1,244,435

		4,222,943

Bermuda - 0.1%
COSCO Pacific Ltd. †	84,000	116,861
Huabao International Holdings Ltd.	628,000	357,990

		474,851

Brazil - 0.8%
Banco Bradesco SA ADR (1)(a)	9,700	155,879
Banco do Brasil SA (1)	28,200	344,980
BM&FBovespa SA (1)	29,600	178,279
BR Malls Participacoes SA (1)	10,700	147,311
Centrais Eletricas Brasileiras SA ADR (1)(a)(b)	26,300	155,959
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)(a)(b)	8,400	378,924
Cia de Bebidas das Americas ADR (1)(b)	9,900	378,873
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)(a)	2,700	219,267
Cia Energetica de Minas Gerais ADR (1)(a)	15,575	188,769
Cia Paranaense de Energia ADR (1)(a)	8,400	137,928
Cielo SA (1)	80	1,994
Cosan SA Industria e Comercio (1)	11,800	215,133
EDP - Energias do Brasil SA (1)	3,000	18,824
Hypermarcas SA (1)†	17,300	125,787
Itau Unibanco Holding SA ADR (1)(a)	18,900	288,792
JBS SA (1)†	214,793	704,587
Multiplan Empreendimentos Imobiliarios SA (1)	1,400	41,159
OGX Petroleo e Gas Participacoes SA (1)†	2,800	8,549
Petroleo Brasileiro SA ADR (1)(a)(b)	31,600	697,412
Porto Seguro SA (1)†	16,100	162,013
Tim Participacoes SA ADR (1)(a)	19,700	378,634
Vale SA ADR (1)(a)(b)	63,300	1,098,888

		6,027,941

	SHARES	VALUE (Note 3)
Cayman Islands - 0.1%
Tencent Holdings Ltd.	11,600	$392,726

Chile - 0.2%
Banco Santander Chile ADR (1)(a)(b)	1,400	102,536
CAP SA (1)	8,509	296,519
Empresa Nacional de Electricidad SA ADR (1)(a)	300	14,388
Enersis SA ADR (1)(a)	40,000	655,600
ENTEL Chile SA (1)	18,283	381,004
SACI Falabella (1)	14,803	149,472

		1,599,519

China - 0.9%
Agricultural Bank of China Ltd., H Shares	225,000	87,053
Bank of China Ltd., H Shares	1,938,000	733,589
Bank of Communications Co., Ltd., H Shares	23,000	15,514
China BlueChemical Ltd., H Shares	476,000	280,700
China Citic Bank Corp. Ltd., H Shares	353,000	166,443
China Construction Bank Corp., H Shares	1,679,000	1,157,990
China Minsheng Banking Corp. Ltd., H Shares	110,000	86,338
China Petroleum & Chemical Corp. ADR (1)	4,400	406,648
China Railway Construction Corp. Ltd., H Shares	922,000	820,772
China Railway Group Ltd., H Shares †	911,000	396,027
China Shanshui Cement Group Ltd.	12,000	7,748
China Telecom Corp. Ltd., H Shares	678,000	391,798
China Zhongwang Holdings Ltd.	186	71
Chongqing Rural Commercial Bank Co., Ltd., H Shares †	598,000	234,658
CNOOC Ltd. ADR (1)(a)	3,300	669,009
Country Garden Holdings Co., Ltd. †	83,000	32,181
Dongfeng Motor Group Co., Ltd., H Shares	208,000	241,704
Evergrande Real Estate Group Ltd.	98,000	38,389
Industrial & Commercial Bank of China Ltd., H Shares	1,051,000	616,706
Jiangsu Expressway Co., Ltd., H Shares	118,000	97,406
Longfor Properties Co., Ltd.	19,000	29,236
Parkson Retail Group Ltd.	135,000	113,079
Sino-Ocean Land Holdings Ltd.	27,000	15,194
Soho China Ltd.	39,000	24,004

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
China - 0.9% (continued)
Zhejiang Expressway Co., Ltd., H Shares	164,000	$114,014

		6,776,271

Denmark - 0.8%
AP Moeller - Maersk A/S, Class B	152	1,086,687
Chr Hansen Holding A/S	4,797	144,154
Coloplast A/S, Class B	1,275	265,687
DSV A/S	36,864	827,587
GN Store Nord A/S	22,457	345,122
Novo Nordisk A/S, Class B	18,809	2,960,047
Vestas Wind Systems A/S †	85,826	608,857

		6,238,141

Finland - 0.6%
Cargotec Oyj, B Shares	548	12,957
Fortum OYJ	25,039	461,347
Kone OYJ, Class B	4,392	304,405
Metso OYJ	54,280	1,944,337
Neste Oil OYJ	2,806	36,866
Nokia OYJ	11,514	29,881
Outotec OYJ	37,626	1,791,745
Sampo OYJ, A Shares	699	21,781
Stora Enso OYJ, R Shares	27,275	169,931

		4,773,250

Germany - 4.2%
Adidas AG	7,487	614,393
Aurubis AG	41,222	2,406,315
Bayer AG	53,796	4,625,900
Bilfinger SE	30,760	2,723,483
Brenntag AG	5,102	653,762
Deutsche Lufthansa AG	51,690	701,489
Deutsche Post AG	131,142	2,561,952
E.ON AG	121,857	2,895,681
Freenet AG	39,852	651,153
GEA Group AG	50,246	1,523,398
Hannover Rueckversicherung AG	5,059	323,734
Hochtief AG †	6,317	296,257
Kabel Deutschland Holding AG †	5,813	414,961
Kloeckner & Co. SE †	7,524	72,088
Leoni AG	33,291	1,246,453

	SHARES	VALUE (Note 3)
Germany - 4.2% (continued)
Linde AG	408	$70,323
Merck KGaA	28,981	3,577,501
Metro AG	33,019	989,233
Muenchener Rueckversicherungs AG	4,419	690,966
Rheinmetall AG	15,004	700,792
Rhoen Klinikum AG	13,757	270,678
RWE AG	875	39,155
Salzgitter AG	22,888	885,805
SAP AG	8,875	631,575
Software AG	5,227	188,777
Suedzucker AG	20,321	719,868
TUI AG †	49,016	422,743

		30,898,435

Hong Kong - 0.5%
China Mengniu Dairy Co., Ltd.	91,000	271,851
China Mobile Ltd. ADR (1)(a)	33,200	1,837,952
China Overseas Land & Investment Ltd.	110,000	277,223
China Resources Land Ltd.	30,000	65,586
GOME Electrical Appliances Holding Ltd. †	13,047,000	1,369,183
Shimao Property Holdings Ltd.	38,000	64,942
Shougang Fushan Resources Group Ltd.	1,130,000	304,181

		4,190,918

India - 0.3%
Dr Reddy’s Laboratories Ltd. ADR (1)(a)	3,600	111,096
HDFC Bank Ltd. ADR (1)(a)	5,000	187,900
ICICI Bank Ltd. ADR (1)(a)	1,800	72,252
Infosys Ltd. ADR (1)(b)	26,600	1,291,164
Tata Motors Ltd. ADR (1)(a)(b)	33,300	855,144
Wipro Ltd. ADR (1)(a)(b)	19,200	171,840

		2,689,396

Indonesia - 0.3%
Astra Agro Lestari Tbk PT	11,000	25,145
Bank Negara Indonesia Persero Tbk PT	380,000	155,194
Bank Rakyat Indonesia Persero Tbk PT	349,500	270,887
Bumi Resources Tbk PT †	2,141,500	162,223
Indo Tambangraya Megah Tbk PT	24,500	107,488
Indocement Tunggal Prakarsa Tbk PT	153,500	325,235

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Indonesia - 0.3% (continued)
Indofood Sukses Makmur Tbk PT	1,378,000	$811,234
Kalbe Farma Tbk PT	147,000	71,949
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	6,800	264,724
Unilever Indonesia Tbk PT	150,000	407,396

		2,601,475

Italy - 2.0%
Ansaldo STS SpA	33,029	270,700
Banca Popolare dell’Emilia Romagna Scrl	104,416	564,307
Enel SpA	1,060,393	3,756,614
Eni SpA	145,872	3,198,021
Fiat Industrial SpA	20,439	200,163
Fiat SpA †	281,584	1,506,119
Impregilo SpA	248,504	1,011,755
Prysmian SpA	78,039	1,394,861
Saipem SpA	23,530	1,133,919
Salvatore Ferragamo Italia SpA	3,431	71,570
Telecom Italia SpA	2,589,032	2,600,823

		15,708,852

Japan - 18.3%
Acom Co., Ltd. †	26,810	681,982
Aeon Co., Ltd.	3,400	38,393
Air Water, Inc.	3,000	36,716
Aisin Seiki Co., Ltd.	4,200	119,613
Ajinomoto Co., Inc.	77,000	1,206,074
All Nippon Airways Co., Ltd.	173,000	363,643
Alps Electric Co., Ltd.	269,200	1,391,620
Amada Co., Ltd.	148,000	646,694
Aozora Bank Ltd.	234,000	715,571
Asahi Group Holdings Ltd.	5,000	123,306
Asahi Kasei Corp.	283,000	1,458,762
Astellas Pharma, Inc.	43,700	2,214,713
Azbil Corp.	38,300	768,055
Bank of Yokohama Ltd./The	89,000	423,218
Bridgestone Corp.	5,600	129,877
Brother Industries Ltd.	97,800	905,843
Calsonic Kansei Corp.	144,000	554,609
Canon, Inc.	7,000	224,684
Casio Computer Co., Ltd.	145,300	1,029,260

	SHARES	VALUE (Note 3)
Japan - 18.3% (continued)
Central Japan Railway Co.	13,900	$1,220,100
Chiba Bank Ltd./The	112,000	651,081
Chiyoda Corp.	238,000	3,697,546
Chubu Electric Power Co., Inc.	176,600	2,293,127
Chugai Pharmaceutical Co., Ltd.	49,800	1,043,782
Chugoku Electric Power Co., Inc./The	25,800	342,935
Citizen Holdings Co., Ltd.	90,600	458,001
COMSYS Holdings Corp.	98,000	1,365,944
Dai Nippon Printing Co., Ltd.	43,000	299,840
Daicel Corp.	110,000	658,849
Daido Steel Co., Ltd.	8,000	37,153
Daihatsu Motor Co., Ltd.	36,000	599,818
Daiichi Sankyo Co., Ltd.	31,400	517,228
Dainippon Screen Manufacturing Co., Ltd.	71,000	347,751
Dainippon Sumitomo Pharma Co., Ltd.	16,600	182,387
Denki Kagaku Kogyo KK	11,000	34,089
Dentsu, Inc.	79,600	2,016,125
DIC Corp.	371,000	601,682
East Japan Railway Co.	12,700	840,297
Ebara Corp.	306,000	1,277,664
Exedy Corp.	9,300	184,631
FamilyMart Co., Ltd.	7,900	388,123
Fuji Electric Co., Ltd.	359,000	728,109
Fuji Heavy Industries Ltd.	216,000	1,799,602
Fuji Media Holdings, Inc.	947	1,549,255
Fujikura Ltd.	137,000	409,769
Fujitsu Ltd.	613,000	2,301,339
Fukuoka Financial Group, Inc.	400,000	1,624,136
Hino Motors Ltd.	45,000	294,585
Hitachi High-Technologies Corp.	73,800	1,781,683
Hitachi Ltd.	88,000	488,674
Hokkaido Electric Power Co., Inc.	112,800	915,630
Hokuetsu Kishu Paper Co., Ltd.	155,500	768,756
Hoya Corp.	1,800	39,489
Idemitsu Kosan Co., Ltd.	3,500	286,265
IHI Corp.	632,000	1,407,581
Isetan Mitsukoshi Holdings Ltd.	65,800	685,602
Isuzu Motors Ltd.	234,000	1,127,588
ITOCHU Corp.	65,900	665,280

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 18.3% (continued)
Itochu Techno-Solutions Corp.	1,500	$77,963
J Front Retailing Co., Ltd.	112,000	627,678
Japan Petroleum Exploration Co.	6,900	276,531
Japan Tobacco, Inc.	42,900	1,284,158
JGC Corp.	171,000	5,695,025
JTEKT Corp.	210,900	1,667,072
Kajima Corp.	593,000	1,617,670
Kaken Pharmaceutical Co., Ltd.	173	2,582
Kandenko Co., Ltd.	292	1,391
Kao Corp.	28,100	826,176
Kawasaki Kisen Kaisha Ltd. †	50,000	62,829
Keio Corp.	26,000	195,907
Keisei Electric Railway Co., Ltd.	90,000	811,875
Kobe Steel Ltd.	1,070,000	847,734
Konami Corp.	36,900	837,852
Konica Minolta Holdings, Inc.	333,000	2,561,667
Kuraray Co., Ltd.	20,800	236,213
Kurita Water Industries Ltd.	21,900	484,188
KYB Co., Ltd.	133,000	472,290
Kyocera Corp.	100	8,665
Kyowa Hakko Kirin Co., Ltd.	63,000	760,799
Lintec Corp.	25,000	456,158
Marubeni Corp.	28,000	178,010
Marui Group Co., Ltd.	11,400	80,616
Miraca Holdings, Inc.	18,600	835,292
Mitsubishi Chemical Holdings Corp.	112,500	429,694
Mitsubishi Corp.	5,800	105,055
Mitsubishi Electric Corp.	220,000	1,621,587
Mitsubishi Heavy Industries, Ltd.	104,000	449,765
Mitsubishi Materials Corp.	240,000	755,081
Mitsubishi Motors Corp. †	791,000	729,607
Mitsubishi UFJ Financial Group, Inc.	282,700	1,322,910
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,270	769,187
Mitsui & Co., Ltd.	61,100	857,213
Mitsui Chemicals, Inc.	55,000	107,155
Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	450,060
Mitsui Mining & Smelting Co., Ltd.	522,000	1,105,134
Mizuho Financial Group, Inc.	764,700	1,241,137
MS&AD Insurance Group Holdings	1,400	24,167

	SHARES	VALUE (Note 3)
Japan - 18.3% (continued)
Nachi-Fujikoshi Corp.	12,000	$34,652
Namco Bandai Holdings, Inc.	120,500	2,041,401
NET One Systems Co., Ltd.	146,100	1,841,216
NGK Spark Plug Co., Ltd.	22,000	231,455
NHK Spring Co., Ltd.	169,600	1,457,299
Nippon Electric Glass Co., Ltd.	31,000	170,822
Nippon Express Co., Ltd.	57,000	215,902
Nippon Kayaku Co., Ltd.	82,000	878,811
Nippon Meat Packers, Inc.	40,000	512,986
Nippon Paper Group, Inc.	19,100	224,674
Nippon Sheet Glass Co., Ltd.	1,200,000	843,926
Nippon Shokubai Co., Ltd.	33,000	369,076
Nippon Television Network Corp.	54,700	803,648
Nisshin Seifun Group, Inc.	25,500	313,498
Nisshinbo Holdings, Inc.	67,000	441,165
Nitto Denko Corp.	1,500	71,400
NSK Ltd.	83,000	482,054
Obayashi Corp.	528,000	2,406,186
Odakyu Electric Railway Co., Ltd.	21,000	220,704
Okinawa Electric Power Co., Inc./The	2	67
OKUMA Corp.	134,000	790,701
Osaka Gas Co., Ltd.	499,000	2,195,509
Pacific Metals Co., Ltd.	123,000	418,509
Panasonic Corp.	56,800	375,814
Pioneer Corp. †	299,500	735,080
Rengo Co., Ltd.	53,000	243,550
Resona Holdings, Inc.	687,200	2,813,740
Ryohin Keikaku Co., Ltd.	10,300	649,225
Sankyo Co., Ltd.	4,700	218,659
Santen Pharmaceutical Co., Ltd.	15,900	729,331
Sapporo Hokuyo Holdings, Inc.	34	97
Sapporo Holdings Ltd.	185,000	515,799
Secom Co., Ltd.	23,300	1,214,457
Sega Sammy Holdings, Inc.	45,500	858,566
Sekisui Chemical Co., Ltd.	156,000	1,256,453
Seven & I Holdings Co., Ltd.	76,000	2,328,892
Shimadzu Corp.	45,000	315,840
Shimamura Co., Ltd.	5,000	582,090
Shimizu Corp.	234,000	787,095
Shinsei Bank Ltd.	1,807,000	2,334,245

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 18.3% (continued)
Shionogi & Co., Ltd.	21,900	$333,733
Skymark Airlines, Inc. †	32,500	161,352
Sojitz Corp.	476,300	615,794
Sony Corp.	19,300	225,678
Square Enix Holdings Co., Ltd.	34,100	519,767
Sumco Corp. †	102,700	691,374
Sumitomo Bakelite Co., Ltd.	57,000	198,109
Sumitomo Corp.	4,700	63,227
Sumitomo Electric Industries Ltd.	33,000	348,997
Sumitomo Heavy Industries Ltd.	280,000	954,498
Sumitomo Metal Mining Co., Ltd.	124,000	1,560,098
Sumitomo Mitsui Trust Holdings, Inc.	283,000	840,184
Suzuki Motor Corp.	94,400	1,833,524
T&D Holdings, Inc.	19,200	207,307
Taisei Corp.	656,000	1,879,699
Takara Holdings, Inc.	24	177
Takashimaya Co., Ltd.	206,000	1,412,344
Teijin Ltd.	50,000	122,180
THK Co., Ltd.	36,700	560,758
Tobu Railway Co., Ltd.	8,000	43,046
Toho Gas Co., Ltd.	23,000	152,620
Tokuyama Corp.	128,000	262,002
Tokyo Gas Co., Ltd.	222,000	1,220,763
Tokyo Steel Manufacturing Co., Ltd.	105,800	357,093
Tokyu Corp.	17,000	81,205
Toppan Printing Co., Ltd.	30,000	173,996
Toray Industries, Inc.	14,000	82,825
Toshiba Corp.	95,000	304,475
Tosoh Corp.	117,000	222,135
Toyo Seikan Kaisha Ltd.	24,600	262,761
Toyo Suisan Kaisha Ltd.	16,000	400,369
Toyota Boshoku Corp.	12,300	127,597
Toyota Tsusho Corp.	65,900	1,407,737
Ube Industries Ltd.	30,000	64,422
UNY Co., Ltd.	271,300	2,103,970
USS Co., Ltd.	12,010	1,268,370
West Japan Railway Co.	29,000	1,238,452
Yamaguchi Financial Group, Inc.	56	453
Yamaha Corp.	77,900	721,215
Yamazaki Baking Co., Ltd.	28,000	374,735

	SHARES	VALUE (Note 3)
Japan - 18.3% (continued)
Yokogawa Electric Corp.	8,100	$93,488
Yokohama Rubber Co., Ltd./The	127,000	938,471
Zeon Corp.	31,000	215,547

		137,409,363

Korea, Republic of - 0.8%
BS Financial Group, Inc.	11,900	127,825
Daelim Industrial Co., Ltd.	5,679	480,814
DGB Financial Group, Inc.	1,320	17,372
Dongbu Insurance Co., Ltd.	5,516	239,278
Dongkuk Steel Mill Co., Ltd. †	23,890	347,640
Hana Financial Group, Inc.	8,430	257,105
Hanwha Corp.	4,510	139,574
Hyundai Motor Co.	239	53,908
Hyundai Wia Corp.	1,973	331,106
Industrial Bank of Korea	10,610	116,263
KB Financial Group, Inc.	2,900	102,792
KCC Corp.	777	203,041
Kia Motors Corp.	5,038	313,028
Korea Exchange Bank †	10,460	79,681
Korea Gas Corp.	3,240	207,856
Korea Investment Holdings Co., Ltd.	2,140	76,888
Korea Life Insurance Co., Ltd.	45,280	313,859
Korean Air Lines Co., Ltd. †	11,372	483,889
KP Chemical Corp.	880	10,332
KT Corp. ADR (1)(a)	7,700	120,428
LG Display Co., Ltd. ADR (1)†(a)	66,200	832,134
LG Electronics, Inc.	3,687	227,712
Lotte Shopping Co., Ltd.	216	61,943
Mirae Asset Securities Co., Ltd.	1,830	55,310
Samsung Card Co., Ltd.	8,377	300,348
Shinsegae Co., Ltd.	915	172,379
SK Holdings Co., Ltd.	5,566	771,460
SK Networks Co., Ltd.	12,660	116,068
SK Telecom Co., Ltd. ADR (1)(a)	45,200	657,208
Woori Finance Holdings Co., Ltd.	42,830	421,525

		7,638,766

Luxembourg - 0.2%
APERAM	99,265	1,600,395

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Malaysia - 0.4%
Alliance Financial Group Bhd	144,900	$193,606
AMMB Holdings Bhd	142,400	295,835
CIMB Group Holdings Bhd	145,800	357,109
DiGi.Com Bhd	132,400	228,219
Hong Leong Bank Bhd	19,200	84,020
Kuala Lumpur Kepong Bhd	15,700	113,179
Malayan Banking Bhd	171,900	505,960
Petronas Chemicals Group Bhd	52,800	110,277
Petronas Gas BHD	17,600	109,205
RHB Capital Bhd	9,600	22,617
Sime Darby Bhd	35,000	112,145
Tenaga Nasional Bhd	308,900	686,721
UMW Holdings Bhd	215,000	702,177

		3,521,070

Mexico - 0.7%
Alfa SAB de CV, Class A (1)	247,000	459,776
America Movil SAB de CV, Series L
ADR (1)(a)	29,400	747,936
Fomento Economico Mexicano SAB de CV ADR (1)(a)	2,300	211,554
Grupo Bimbo SAB de CV, Series A (1)	139,700	348,714
Grupo Mexico SAB de CV, Series B (1)	71,200	235,310
Grupo Modelo SAB de CV, Series C (1)	304,998	2,746,030
Grupo Televisa SAB ADR (1)(a)	6,000	141,060
Kimberly-Clark de Mexico SAB de CV, Class A (1)	166,400	397,392

		5,287,772

Netherlands - 1.5%
Aegon NV	464,262	2,413,600
ASML Holding NV	8,744	467,703
Koninklijke Ahold NV	109,684	1,373,745
Koninklijke Boskalis Westminster NV	16,929	611,556
Koninklijke DSM NV	28,931	1,443,202
Koninklijke Vopak NV	6,071	425,986
Nutreco NV	28,088	2,080,930
SBM Offshore NV †	95,647	1,362,766

		10,179,488

Norway - 0.9%
Aker Solutions ASA	30,475	580,538
DNB ASA	32,504	398,173
Orkla ASA	41,741	318,031

	SHARES	VALUE (Note 3)
Norway - 0.9% (continued)
Petroleum Geo-Services ASA	12,039	$200,266
Seadrill Ltd.	30	1,179
Statoil ASA	72,295	1,865,687
Telenor ASA	35,112	685,305
Yara International ASA	46,093	2,314,497

		6,363,676

Peru - 0.1%
Cia de Minas Buenaventura SA
ADR (1)(a)	6,900	268,824
Credicorp Ltd. (1)(a)	2,500	313,200

		582,024

Poland - 0.3%
KGHM Polska Miedz SA	2,282	108,870
PGE SA	109,777	633,930
Powszechny Zaklad Ubezpieczen SA	3,322	373,682
Tauron Polska Energia SA	306,329	468,230

		1,584,712

South Africa - 0.3%
ABSA Group Ltd.	6,007	100,221
African Bank Investments Ltd.	36,591	145,588
AngloGold Ashanti Ltd. ADR (1)(a)	4,700	164,735
Barloworld Ltd.	14,425	124,575
Bidvest Group Ltd.	7,298	180,541
FirstRand Ltd.	59,291	198,726
Gold Fields Ltd. ADR (1)(a)	19,500	250,575
Growthpoint Properties Ltd.	44,987	134,732
Imperial Holdings Ltd.	16,044	360,956
Investec Ltd.	54,433	335,007
Liberty Holdings Ltd.	31,548	376,669
MTN Group Ltd.	9,212	177,839
Naspers Ltd., N Shares	4,439	275,316
Nedbank Group Ltd.	4,640	102,358
Redefine Properties Ltd.	48,731	54,684
Sanlam Ltd.	49,748	224,794
Sasol Ltd. ADR (1)(a)	700	31,206
Woolworths Holdings Ltd.	61,502	449,092

		3,687,614

Sweden - 2.2%
Boliden AB	210,063	3,513,030

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Sweden - 2.2% (continued)
Electrolux AB, Series B	46,725	$1,154,556
Getinge AB, B Shares	18,973	572,768
Hennes & Mauritz AB, B Shares	614	21,369
Lundin Petroleum AB †	70,506	1,721,874
Meda AB, A Shares	16,429	166,424
NCC AB, B Shares	29,612	564,997
Nordea Bank AB	46,278	458,059
Securitas AB, B Shares	50,812	381,814
Skandinaviska Enskilda Banken AB, Class A	142,314	1,192,506
Skanska AB, B Shares	47,921	777,273
SKF AB, B Shares	17,017	367,732
Svenska Cellulosa AB, B Shares	6,912	128,507
Swedbank AB, A Shares	45,026	846,893
Swedish Match AB	26,969	1,091,749
Tele2 AB, B Shares	45,107	819,231
Telefonaktiebolaget LM Ericsson, B Shares	94,860	865,226
Trelleborg AB, B Shares	88,764	999,767

		15,643,775

Switzerland - 2.4%
ABB Ltd. †	19,560	367,008
Aryzta AG †	5,503	264,146
Dufry AG †	3,463	415,427
Galenica AG	689	408,359
Georg Fischer AG †	834	295,501
Logitech International SA †	15,100	138,743
Novartis AG	24,026	1,470,476
OC Oerlikon Corp. AG †	297,600	2,865,315
Roche Holding AG	23,543	4,403,640
Schindler Holding AG	1,153	141,960
SGS SA	179	368,101
Sika AG	68	138,707
Sulzer AG	21,531	3,142,886
Swiss Life Holding AG †	8,076	964,554
Swiss Re AG †	669	43,046
Syngenta AG	5,901	2,207,460
UBS AG †	9	110

		17,635,439

	SHARES	VALUE (Note 3)
Taiwan - 0.9%
Acer, Inc. †	189,000	$185,090
Asustek Computer, Inc.	44,220	478,699
AU Optronics Corp. †	438,000	156,625
China Motor Corp.	211,000	202,648
China Petrochemical Development Corp.	845,900	713,473
Chunghwa Telecom Co., Ltd. ADR (1)(a)(b)	1,000	31,750
Compal Electronics, Inc.	63,000	56,456
E.Sun Financial Holding Co., Ltd.	36,750	20,729
Eva Airways Corp. †	979,500	573,225
Foxconn Technology Co., Ltd.	74,550	288,603
Fubon Financial Holding Co., Ltd.	48,297	52,165
Hon Hai Precision Industry Co., Ltd.	20,900	65,439
HTC Corp.	28,000	270,387
Lite-On Technology Corp.	102,510	132,034
MStar Semiconductor, Inc.	4,000	32,038
Nan Ya Printed Circuit Board Corp.	114,000	185,470
President Chain Store Corp.	28,000	149,463
Quanta Computer, Inc.	196,000	519,685
Realtek Semiconductor Corp.	220,281	433,969
Shin Kong Financial Holding Co., Ltd. †	1,069,000	296,398
Siliconware Precision Industries Co.	389,000	430,782
SinoPac Financial Holdings Co., Ltd.	150,613	63,179
Taiwan Business Bank †	168,480	50,545
Taiwan Cooperative Financial Holding	305,250	168,678
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	36,500	577,430
Teco Electric and Machinery Co., Ltd.	149,000	102,790
Tripod Technology Corp.	3,330	8,144
Uni-President Enterprises Corp.	939,237	1,659,484
United Microelectronics Corp. ADR (1)(a)	6,100	12,505
Walsin Lihwa Corp. †	486,000	169,258
Wistron Corp.	213,000	255,043
Yang Ming Marine Transport Corp. †	100	41

		8,342,225

Thailand - 0.0% (c)
Advanced Info Service PCL NVDR	11,000	76,391
Bangkok Bank PCL NVDR	1,000	6,287
Krung Thai Bank PCL NVDR	14,800	8,777
PTT PCL NVDR	12,700	135,460

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Thailand - 0.0% (c) (continued)
Thai Oil PCL NVDR	95,900	$202,913

		429,828

Turkey - 0.3%
Arcelik AS	46,512	247,681
Asya Katilim Bankasi AS †	305,251	336,483
BIM Birlesik Magazalar AS	5,425	226,333
Tupras Turkiye Petrol Rafinerileri AS	7,607	173,695
Turk Hava Yollari †	363,212	760,774
Turkiye Halk Bankasi AS	9,499	74,057
Turkiye Vakiflar Bankasi Tao, Class D	160,209	346,350

		2,165,373

United States - 0.0% (c)
Amgen, Inc. (1)(a)	246	20,743
Southern Copper Corp. (1)(a)(b)	6,301	216,502

		237,245

TOTAL COMMON STOCKS (Cost $299,639,015)		308,903,483

PREFERRED STOCKS - 0.3%

Brazil - 0.2%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	4,900	42,758
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (1)	10,100	97,948
Lojas Americanas SA (1)†	60,749	472,267
Usinas Siderurgicas de Minas Gerais SA, Series A (1)	70,329	353,510

		966,483

Germany - 0.1%
Henkel AG & Co. KGaA	184	14,657
ProSiebenSat.1 Media AG	47,984	1,209,709

		1,224,366

TOTAL PREFERRED STOCKS (Cost $2,083,566)		2,190,849

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*				SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Citigroup, Inc., $100.00 par, 7.500% (1)(a)	NR				10,000	$969,800
MetLife, Inc., $82.88 par, 5.000% (1)	BBB-	**			28,160	1,944,166
NextEra Energy, Inc., $— par, 5.599% (1)†(a)	NR				842,500	430,518
PPL Corp., $50.00 par, 9.500% (1)(a)	NR				22,975	1,230,311
PPL Corp., $50.00 par, 8.750% (1)(a)	NR				4,600	251,620

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,535,001)						4,826,415

			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
CORPORATE BONDS - 12.4%
Canada - 0.0% (c)
Petrominerales Ltd.	NR		3.250%	06/12/17	$400	336,500

Mexico - 0.1%
Cemex SAB de CV (a)	NR		3.250%	03/15/16	500	493,438

United States - 12.3%
Annaly Capital Management, Inc. (a)	NR		5.000%	05/15/15	425	434,297
Archer-Daniels-Midland Co.	A	**	0.875%	02/15/14	600	600,375
Chart Industries, Inc. (a)	B+	**	2.000%	08/01/18	2,900	3,788,125
General Cable Corp. (a)(e)	B2		4.500%	11/15/29	2,825	3,022,750
Gilead Sciences, Inc., Series D (a)	A-	**	1.625%	05/01/16	6,075	9,503,578
Health Care REIT, Inc. (a)	Baa2		3.000%	12/01/29	3,325	3,944,281
L-3 Communications Holdings, Inc. (a)	Ba1		3.000%	08/01/35	2,850	2,857,125
Medtronic, Inc., Series B (a)	A1		1.625%	04/15/13	1,250	1,253,906
Microchip Technology, Inc. (a)	NR		2.125%	12/15/37	4,325	5,433,281
Micron Technology, Inc., Series C 144A (a)(f)	BB-	**	2.375%	05/01/32	3,475	3,249,125
NetApp, Inc. (a)	NR		1.750%	06/01/13	5,350	6,092,312
Omnicare, Inc. (a)	Ba3		3.750%	12/15/25	725	1,024,063
PHH Corp.	Ba2		6.000%	06/15/17	6,352	11,536,820
Regeneron Pharmaceuticals, Inc. 144A (a)(f)	NR		1.875%	10/01/16	6,550	12,485,937
Salesforce.com, Inc.	NR		0.750%	01/15/15	5,600	10,409,000
SanDisk Corp. (a)	BB	**	1.000%	05/15/13	1,150	1,136,344
Smithfield Foods, Inc. (a)	BB	**	4.000%	06/30/13	3,675	3,916,172
Vishay Intertechnology, Inc. 144A (a)(f)	BB+	**	2.250%	11/15/40	2,125	1,855,391
Xilinx, Inc. (a)	BBB-	**	3.125%	03/15/37	8,825	10,545,875

						93,088,757

TOTAL CORPORATE BONDS (Cost $87,826,117)						93,918,695

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
CONVERTIBLE BONDS - 19.7%
India - 0.0% (c)
Sterlite Industries India Ltd. (a)	NR		4.000%	10/30/14		$225	$214,312

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (f)	Ba1		0.750%	04/05/17	EUR	475	630,237

United States - 19.6%
Alcoa, Inc.	Baa3		5.250%	03/15/14		$4,125	6,128,203
Allegheny Technologies, Inc.	BBB-	**	4.250%	06/01/14		1,175	1,350,516
Amkor Technology, Inc. (a)	NR		6.000%	04/15/14		3,475	5,444,890
Ares Capital Corp. 144A (a)(f)	BBB	**	5.750%	02/01/16		1,625	1,726,563
Avis Budget Group, Inc. (a)	NR		3.500%	10/01/14		2,150	2,624,344
Boston Properties LP (a)	A-	**	3.750%	05/15/36		750	858,750
Boston Properties LP 144A (f)	A-	**	3.625%	02/15/14		1,500	1,631,250
Cadence Design Systems, Inc. (a)	NR		2.625%	06/01/15		2,900	5,147,500
Ciena Corp. 144A (f)	NR		4.000%	03/15/15		2,800	3,013,500
DDR Corp. (a)	NR		1.750%	11/15/40		6,920	7,689,850
Digital Realty Trust LP 144A (f)	NR		5.500%	04/15/29		1,650	2,853,469
DR Horton, Inc., Series DHI	Ba2		2.000%	05/15/14		5,875	9,620,313
Equinix, Inc.	B	**	4.750%	06/15/16		4,450	11,300,219
Exelixis, Inc. (a)	NR		4.250%	08/15/19		650	677,625
Gaylord Entertainment Co. 144A (f)	NR		3.750%	10/01/14		3,350	5,104,562
General Cable Corp. (a)	B1		0.875%	11/15/13		1,925	1,918,984
Hertz Global Holdings, Inc.	B-	**	5.250%	06/01/14		6,625	11,759,375
Host Hotels & Resorts LP 144A (a)(f)	BB+	**	2.500%	10/15/29		6,050	8,054,062
Intel Corp. (b)	A-	**	2.950%	12/15/35		1,400	1,522,500
Lennar Corp. 144A (a)(f)	B2		3.250%	11/15/21		2,325	3,833,344
Lennar Corp. 144A (a)(f)	B2		2.750%	12/15/20		1,375	2,322,891
Lennar Corp. 144A (a)(f)	B2		2.000%	12/01/20		2,875	3,877,656
Level 3 Communications, Inc.	CCC	**	15.000%	01/15/13		1,550	1,699,188
Medicis Pharmaceutical Corp. (a)	NR		1.375%	06/01/17		1,575	1,963,016
Navistar International Corp.	CCC+	**	3.000%	10/15/14		750	665,156
PHH Corp. (a)	Ba2		4.000%	09/01/14		600	650,250
priceline.com, Inc. 144A (a)(f)	BBB	**	1.250%	03/15/15		275	573,719
ProLogis LP (a)	BBB-	**	3.250%	03/15/15		3,175	3,561,953
SanDisk Corp.	BB	**	1.500%	08/15/17		400	452,750
SL Green Operating Partnership LP 144A (a)(f)	NR		3.000%	10/15/17		4,425	5,091,516
Take-Two Interactive Software, Inc. 144A (a)(f)	NR		1.750%	12/01/16		200	186,750
Textron, Inc., Series TXT	Baa3		4.500%	05/01/13		875	1,753,828
Toll Brothers Finance Corp. 144A (a)(f)	Ba1		0.500%	09/15/32		125	125,859
Tyson Foods, Inc.	BB+	**	3.250%	10/15/13		2,975	3,283,656
United States Steel Corp.	B1		4.000%	05/15/14		5,150	5,204,719
VeriSign, Inc. (a)	NR		3.250%	08/15/37		10,544	16,073,010
Virgin Media, Inc. (a)	B+	**	6.500%	11/15/16		975	1,680,047
XM Satellite Radio, Inc. 144A (a)(f)	BB	**	7.000%	12/01/14		4,475	7,017,359

							148,443,142

TOTAL CONVERTIBLE BONDS (Cost $133,851,530)							149,287,691

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
RIGHTS - 0.0% (c)
Krung Thai Bank PCL †
(Cost $—)	3,700	$680

MONEY MARKET FUNDS - 27.4%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.140% (g)	6,000,016	6,000,016
Dreyfus Treasury Cash Management, Class I, 0.010% (g)	24,000,065	24,000,065
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)	147,988,691	147,988,691
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.020% (g)	30,000,082	30,000,082

TOTAL MONEY MARKET FUNDS (Cost $207,988,854)		207,988,854

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(i)
(Cost $6,866,350)	6,866,350	6,866,350

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $742,790,433)		773,983,017

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECURITIES SOLD SHORT- (58.1)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (53.9)%

Belgium - (0.2)%
Bekaert SA	(10,056)	$(289,774)
Colruyt SA	(15,363)	(669,339)
Delhaize Group SA	(6,319)	(244,049)
Telenet Group Holding NV	(21,087)	(942,719)

		(2,145,881)

Colombia - 0.0% (c)
Petrominerales Ltd. (1)
(cost $179,081)	(14,896)	(120,956)

Denmark - (0.6)%
Carlsberg A/S, Class B	(4,369)	(387,053)
FLSmidth & Co. A/S	(25,919)	(1,498,521)
Novozymes A/S, B Shares	(102,801)	(2,835,400)

		(4,720,974)

Finland - (0.8)%
Elisa OYJ	(32,788)	(741,974)
Konecranes OYJ	(15,263)	(443,991)
Nokian Renkaat OYJ	(68,968)	(2,815,283)
Outokumpu OYJ †	(104,387)	(111,734)
Rautaruukki OYJ	(52,688)	(332,457)
UPM-Kymmene OYJ	(51,885)	(588,361)
Wartsila OYJ	(17,102)	(593,456)

		(5,627,256)

Germany - (3.3)%
Aixtron SE †	(80,553)	(1,065,416)
Allianz SE	(16,172)	(1,928,729)
BASF SE	(25,396)	(2,145,863)
Bayerische Motoren Werke AG	(3,150)	(230,988)
Beiersdorf AG	(4,752)	(349,010)
Commerzbank AG †	(1,715,706)	(3,069,355)
Continental AG	(1,907)	(187,028)
Deutsche Telekom AG	(129,970)	(1,598,341)
Dialog Semiconductor plc †	(26,397)	(514,808)
Fraport AG Frankfurt Airport Services Worldwide	(23,326)	(1,349,846)
Fresenius Medical Care AG & Co. KGaA	(20,144)	(1,477,570)
HeidelbergCement AG	(10,248)	(538,264)
Hugo Boss AG	(3,077)	(271,012)
Infineon Technologies AG	(535,191)	(3,401,743)

	SHARES	VALUE (Note 3)
Germany - (3.3)% (continued)
K+S AG	(47,919)	$(2,360,742)
Lanxess AG	(229)	(19,022)
MAN SE	(816)	(74,843)
MTU Aero Engines Holding AG	(310)	(24,787)
Siemens AG	(3,241)	(324,167)
Sky Deutschland AG †	(365,061)	(1,462,994)
Stada Arzneimittel AG	(49,310)	(1,436,469)
Symrise AG	(28,690)	(972,628)
ThyssenKrupp AG	(83,543)	(1,779,701)

		(26,583,326)

India - 0.0% (c)
Sterlite Industries India Ltd. ADR (1)
(cost $9,839)	(723)	(5,488)

Italy - (2.1)%
A2A SpA	(828,253)	(410,396)
Atlantia SpA	(99,459)	(1,547,067)
Autogrill SpA	(38,761)	(369,011)
Buzzi Unicem SpA	(89,905)	(997,503)
Enel Green Power SpA	(368,118)	(623,517)
Finmeccanica SpA †	(561,773)	(2,670,358)
Lottomatica Group SpA	(11,724)	(258,579)
Luxottica Group SpA	(29,170)	(1,028,953)
Mediaset SpA	(744,794)	(1,403,144)
Pirelli & C. SpA	(129,754)	(1,400,154)
Snam SpA	(4,696)	(20,830)
Tenaris SA	(103,843)	(2,125,046)
Terna Rete Elettrica Nazionale SpA	(105,610)	(393,804)
Tod’s SpA	(15,022)	(1,626,557)

		(14,874,919)

Japan - (17.6)%
ABC-Mart, Inc.	(43,360)	(1,913,556)
Advantest Corp.	(124,020)	(1,612,418)
Aeon Credit Service Co., Ltd.	(2,000)	(43,005)
Anritsu Corp.	(88,000)	(1,143,609)
Asahi Glass Co., Ltd.	(179,000)	(1,190,785)
Asics Corp.	(80,500)	(1,085,869)
Benesse Holdings, Inc.	(1,400)	(67,745)
Capcom Co., Ltd.	(37,300)	(771,674)
Credit Saison Co., Ltd.	(48,600)	(1,174,168)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (17.6)% (continued)
CyberAgent, Inc.	(221)	$(475,071)
Dai-ichi Life Insurance Co., Ltd./The	(434)	(490,889)
Daikin Industries Ltd.	(83,300)	(2,154,477)
Daiwa Securities Group, Inc.	(1,000)	(3,798)
Dena Co., Ltd.	(2,200)	(72,980)
Denso Corp.	(4,300)	(135,108)
Disco Corp.	(18,400)	(884,861)
Don Quijote Co., Ltd.	(44,700)	(1,721,629)
Dowa Holdings Co., Ltd.	(50,000)	(346,189)
Eisai Co., Ltd.	(15,600)	(702,748)
Electric Power Development Co., Ltd.	(27,500)	(724,106)
FANUC Corp.	(9,900)	(1,593,488)
Fast Retailing Co., Ltd.	(16,200)	(3,762,259)
FUJIFILM Holdings Corp.	(11,000)	(184,234)
Furukawa Electric Co., Ltd. †	(170,000)	(319,409)
Gree, Inc.	(69,700)	(1,272,487)
GS Yuasa Corp.	(437,000)	(1,816,800)
Hankyu Hanshin Holdings, Inc.	(186,000)	(1,004,501)
Hirose Electric Co., Ltd.	(2,600)	(291,058)
Hisamitsu Pharmaceutical Co., Inc.	(14,700)	(813,588)
Hitachi Chemical Co., Ltd.	(1,400)	(18,882)
Hitachi Construction Machinery Co., Ltd.	(77,200)	(1,246,760)
Hitachi Metals Ltd.	(228,000)	(2,031,281)
Hokuriku Electric Power Co.	(76,600)	(928,477)
Honda Motor Co., Ltd.	(32,000)	(988,971)
Ibiden Co., Ltd.	(26,900)	(393,511)
Inpex Corp.	(13)	(77,282)
JFE Holdings, Inc.	(111,000)	(1,462,273)
Joyo Bank Ltd./The	(12,000)	(58,687)
JSR Corp.	(36,400)	(595,697)
JX Holdings, Inc.	(19,800)	(108,159)
Kakaku.com, Inc.	(59,400)	(2,226,509)
Kansai Electric Power Co., Inc./The	(164,600)	(1,283,895)
Kansai Paint Co., Ltd.	(67,000)	(742,561)
Kawasaki Heavy Industries Ltd.	(128,786)	(255,437)
Keikyu Corp.	(48,000)	(452,183)
Keyence Corp.	(1,100)	(281,690)
Kikkoman Corp.	(60,000)	(819,322)
Kirin Holdings Co., Ltd.	(162,000)	(2,166,177)

	SHARES	VALUE (Note 3)
Japan - (17.6)% (continued)
Komatsu Ltd.	(123,300)	$(2,416,669)
Kubota Corp.	(31,000)	(312,862)
Kyushu Electric Power Co., Inc.	(16,900)	(139,374)
Lawson, Inc.	(15,400)	(1,182,173)
LIXIL Group Corp.	(81,400)	(1,939,772)
Mabuchi Motor Co., Ltd.	(3,800)	(173,766)
Makita Corp.	(106,300)	(4,114,756)
Mazda Motor Corp. †	(408,671)	(476,990)
MEIJI Holdings Co., Ltd.	(5,300)	(263,018)
Minebea Co., Ltd.	(363,649)	(1,224,927)
Mitsubishi Gas Chemical Co., Inc.	(177,000)	(887,784)
Mitsubishi Tanabe Pharma Corp.	(21,600)	(327,810)
Mitsui OSK Lines Ltd.	(481,000)	(1,119,041)
Mori Seiki Co., Ltd.	(177,700)	(1,130,932)
Murata Manufacturing Co., Ltd.	(38,300)	(2,038,960)
Nabtesco Corp.	(108,079)	(1,989,597)
NGK Insulators Ltd.	(127,000)	(1,519,498)
Nidec Corp.	(48,900)	(3,572,053)
Nikon Corp.	(53,200)	(1,462,855)
Nintendo Co., Ltd.	(6,500)	(825,649)
Nippon Steel Corp.	(1,006,823)	(2,061,710)
Nippon Yusen KK	(118,000)	(208,448)
Nissan Chemical Industries Ltd.	(52,300)	(583,324)
Nissan Motor Co., Ltd.	(100,200)	(852,772)
Nissin Foods Holdings Co., Ltd.	(2,100)	(82,263)
Nitori Holdings Co., Ltd.	(23,650)	(2,195,053)
NKSJ Holdings, Inc.	(29,050)	(566,532)
NOK Corp.	(1,300)	(20,840)
Nomura Research Institute Ltd.	(28,000)	(577,036)
NTN Corp.	(671,402)	(1,350,133)
NTT Data Corp.	(548)	(1,720,554)
NTT DOCOMO, Inc.	(63)	(101,788)
OJI Paper Co., Ltd.	(5,000)	(15,217)
Omron Corp.	(6,700)	(128,751)
Oriental Land Co., Ltd.	(8,100)	(1,066,501)
OSAKA Titanium Technologies Co.	(7,800)	(161,851)
Rakuten, Inc.	(487,800)	(4,959,975)
Ricoh Co., Ltd.	(288,000)	(2,432,082)
Rinnai Corp.	(9,200)	(686,629)
Rohm Co., Ltd.	(7,000)	(235,732)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (17.6)% (continued)
Saizeriya Co., Ltd.	(5)	$(75)
Sanrio Co., Ltd.	(10,200)	(364,820)
Sawai Pharmaceutical Co., Ltd.	(12,400)	(1,438,817)
SBI Holdings, Inc.	(159,920)	(1,030,322)
Seiko Epson Corp.	(35,400)	(216,192)
Seven Bank Ltd.	(72)	(220)
Sharp Corp.	(458,000)	(1,132,638)
Shikoku Electric Power Co., Inc.	(22,200)	(250,259)
Shimano, Inc.	(12,700)	(922,100)
Shin-Etsu Chemical Co., Ltd.	(16,700)	(938,525)
Shinko Electric Industries Co., Ltd.	(27,700)	(175,267)
Shiseido Co., Ltd.	(5,500)	(75,390)
Shizuoka Bank Ltd./The	(8,000)	(81,861)
Showa Denko KK	(1,000)	(1,587)
Showa Shell Sekiyu KK	(47,700)	(252,426)
SMC Corp.	(14,200)	(2,285,258)
Softbank Corp.	(19,100)	(772,242)
Sony Financial Holdings, Inc.	(4,000)	(68,199)
Start Today Co., Ltd.	(76,864)	(1,098,002)
Sumitomo Chemical Co., Ltd.	(1,351,362)	(3,442,637)
Sumitomo Mitsui Financial Group, Inc.	(17,500)	(545,268)
Sumitomo Osaka Cement Co., Ltd.	(14,000)	(49,758)
Sumitomo Rubber Industries Ltd.	(25,300)	(300,881)
Suruga Bank Ltd.	(51,000)	(578,049)
Sysmex Corp.	(32,800)	(1,577,170)
Taiheiyo Cement Corp.	(881,814)	(1,898,292)
Taiyo Nippon Sanso Corp.	(173,615)	(913,139)
Takeda Pharmaceutical Co., Ltd.	(37,300)	(1,716,083)
TDK Corp.	(69,100)	(2,569,567)
Terumo Corp.	(75,600)	(3,250,452)
Toho Titanium Co., Ltd.	(14,600)	(133,890)
Tokai Carbon Co., Ltd.	(91,000)	(277,312)
Tokio Marine Holdings, Inc.	(22,200)	(564,914)
Tokyo Electron Ltd.	(39,100)	(1,665,662)
TonenGeneral Sekiyu KK	(34,000)	(294,905)
TOTO Ltd.	(12,000)	(88,151)
Toyota Industries Corp.	(9,000)	(251,932)
Toyota Motor Corp.	(67,000)	(2,627,025)
Trend Micro, Inc.	(300)	(8,365)
Tsumura & Co.	(37,100)	(1,160,765)

	SHARES	VALUE (Note 3)
Japan - (17.6)% (continued)
Unicharm Corp.	(23,500)	$(1,347,380)
Ushio, Inc.	(33,200)	(398,245)
Yahoo Japan Corp.	(9,391)	(3,572,819)
Yakult Honsha Co., Ltd.	(21,200)	(1,005,239)
Yamada Denki Co., Ltd.	(46,210)	(2,027,100)
Yamaha Motor Co., Ltd.	(51,500)	(449,447)
Yamato Holdings Co., Ltd.	(15,000)	(237,234)
Yaskawa Electric Corp.	(2,000)	(13,340)

		(135,105,161)

Luxembourg - (0.6)%
ArcelorMittal	(186,887)	(2,690,138)
Oriflame Cosmetics SA SDR	(47,042)	(1,612,485)

		(4,302,623)

Mexico - 0.0% (c)
Cemex SAB de CV ADR †(1)
(cost $264,063)	(34,986)	(291,433)

Netherlands - (1.0)%
Akzo Nobel NV	(20,416)	(1,152,826)
Fugro NV CVA	(32,156)	(2,185,490)
Heineken NV	(7,567)	(451,070)
Koninklijke KPN NV	(222,381)	(1,692,817)
Koninklijke Philips Electronics NV	(12,810)	(299,081)
PostNL NV	(165,417)	(575,422)
Randstad Holding NV	(27,866)	(926,208)
Royal Imtech NV	(12,137)	(320,480)
Wolters Kluwer NV	(11,906)	(223,663)

		(7,827,057)

Norway - (0.5)%
Marine Harvest ASA †	(1,597,070)	(1,289,013)
Norsk Hydro ASA	(102,911)	(483,619)
Schibsted ASA	(2,234)	(85,497)
Storebrand ASA †	(130,398)	(599,565)
TGS Nopec Geophysical Co. ASA	(14,674)	(478,494)

		(2,936,188)

Sweden - (1.8)%
Alfa Laval AB	(20,677)	(375,717)
Assa Abloy AB, Class B	(32,661)	(1,060,409)
Atlas Copco AB, A Shares	(15,379)	(359,351)
Elekta AB, B Shares	(115,460)	(1,524,327)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Sweden - (1.8)% (continued)
Hexagon AB, B Shares	(188,051)	$(4,044,207)
Husqvarna AB, B Shares	(290,525)	(1,484,309)
Modern Times Group AB, B Shares	(15,761)	(697,255)
Sandvik AB	(83,362)	(1,133,804)
Scania AB, B Shares	(46,652)	(857,649)
SSAB AB, A Shares	(193,400)	(1,377,093)
Svenska Handelsbanken AB, A Shares	(21,186)	(795,089)
Volvo AB, B Shares	(14,456)	(203,099)

		(13,912,309)

Switzerland - (2.6)%
Adecco SA †	(6,004)	(286,594)
Baloise Holding AG	(1,653)	(130,080)
Clariant AG †	(103,865)	(1,237,216)
Compagnie Financiere Richemont SA, Class A	(12,271)	(736,790)
Credit Suisse Group AG †	(201,365)	(4,257,711)
Geberit AG †	(1,939)	(422,320)
Givaudan SA †	(1,367)	(1,297,836)
Holcim Ltd. †	(22,875)	(1,456,932)
Julius Baer Group Ltd. †	(47,080)	(1,642,198)
Kuehne + Nagel International AG	(14,654)	(1,658,300)
Nobel Biocare Holding AG †	(49,109)	(492,474)
Sonova Holding AG †	(30,150)	(3,050,590)
Swatch Group AG/The	(2,814)	(1,123,784)
Swisscom AG	(571)	(229,873)
Temenos Group AG †	(29,985)	(450,518)

		(18,473,216)

United Kingdom - (0.3)%
Subsea 7 SA
(cost $1,795,486)	(79,036)	(1,825,683)

United States - (22.5)%
Alcoa, Inc. (1)	(522,741)	(4,626,258)
Allegheny Technologies, Inc. (1)	(11,667)	(372,177)
Amkor Technology, Inc. (1)†	(1,037,473)	(4,564,881)
Annaly Capital Management, Inc. REIT (1)	(3,029)	(51,008)
Archer-Daniels-Midland Co. (1)	(979)	(26,609)
Ares Capital Corp. (1)	(19,330)	(331,316)
Avis Budget Group, Inc. (1)†	(87,323)	(1,343,028)
Boston Properties, Inc. REIT (1)	(10,874)	(1,202,773)
Cadence Design Systems, Inc. (1)†	(353,565)	(4,548,614)

	SHARES	VALUE (Note 3)
United States - (22.5)% (continued)
Chart Industries, Inc. (1)†	(34,239)	$(2,528,550)
Ciena Corp. (1)†	(66,618)	(906,005)
Citigroup, Inc. (1)	(17,465)	(571,455)
CVR Energy, Inc. (1)†	(1,538)	(56,522)
CVR Energy, Inc. (3)†(d)	(3,362)	—
DDR Corp. REIT (1)	(263,997)	(4,054,994)
Digital Realty Trust, Inc. REIT (1)	(38,333)	(2,677,560)
DR Horton, Inc. (1)	(386,868)	(7,984,956)
Equinix, Inc. (1)†	(50,665)	(10,439,523)
Exelixis, Inc. (1)†	(79,471)	(383,050)
Gaylord Entertainment Co. REIT (1)†	(110,642)	(4,373,678)
General Cable Corp. (1)†	(76,824)	(2,257,089)
Gilead Sciences, Inc. (1)†	(113,713)	(7,542,583)
Health Care REIT, Inc. REIT (1)	(40,444)	(2,335,641)
Hertz Global Holdings, Inc. (1)†	(719,457)	(9,878,145)
Host Hotels & Resorts, Inc. REIT (1)	(319,839)	(5,133,416)
Intel Corp. (1)	(21,263)	(482,245)
JetBlue Airways Corp. (1)†	(61,001)	(292,195)
L-3 Communications Holdings, Inc. (1)	(9,895)	(709,570)
Lennar Corp., Class A (1)	(216,064)	(7,512,545)
Level 3 Communications, Inc. (1)†	(15,787)	(362,627)
Medtronic, Inc. (1)	(2,706)	(116,683)
MetLife, Inc. (1)	(45,912)	(1,582,128)
Microchip Technology, Inc. (1)	(146,219)	(4,787,210)
Micron Technology, Inc. (1)†	(245,494)	(1,469,282)
Navistar International Corp. (1)†	(4,848)	(102,244)
NetApp, Inc. (1)†	(104,156)	(3,424,649)
NextEra Energy, Inc. (1)	(4,124)	(290,041)
Omnicare, Inc. (1)	(22,457)	(762,864)
PHH Corp. (1)†	(460,137)	(9,363,788)
PPL Corp. (1)	(26,744)	(776,913)
priceline.com, Inc. (1)†	(848)	(524,683)
Prologis, Inc. REIT (1)	(36,897)	(1,292,502)
Regeneron Pharmaceuticals, Inc. (1)†	(70,942)	(10,830,006)
Royal Caribbean Cruises Ltd.	(20,093)	(607,082)
Salesforce.com, Inc. (1)†	(59,370)	(9,065,205)
SanDisk Corp. (1)†	(5,612)	(243,729)
Sirius XM Radio, Inc. (1)†	(1,941,808)	(5,048,701)
SL Green Realty Corp. REIT (1)	(34,765)	(2,783,634)
Smithfield Foods, Inc. (1)†	(59,940)	(1,177,821)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (22.5)% (continued)
Take-Two Interactive Software,
Inc. (1)†	(5,133)	$(53,537)
Textron, Inc. (1)	(66,000)	(1,727,220)
Tyson Foods, Inc., Class A (1)	(87,170)	(1,396,463)
United States Steel Corp. (1)	(51,702)	(985,957)
VeriSign, Inc. (1)†	(274,583)	(13,369,446)
Virgin Media, Inc. (1)	(45,402)	(1,336,635)
Vishay Intertechnology, Inc. (1)†	(140,059)	(1,376,780)
Xilinx, Inc. (1)	(236,357)	(7,896,687)

		(169,940,903)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $395,231,613)		(408,693,373)

PREFERRED STOCKS - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE
(cost $298,103)	(5,534)	(331,621)

EXCHANGE TRADED FUNDS - (4.2)%
iShares MSCI Emerging Markets Index Fund (1)	(771,400)	(31,874,248)
SPDR S&P 500 ETF Trust (1)	(325)	(46,777)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(proceeds $30,649,949)		(31,921,025)

TOTAL SECURITIES SOLD SHORT
(proceeds $426,179,665)		(440,946,019)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 43.9%
(Cost $316,610,768)		333,036,998

OTHER ASSETS IN EXCESS OF LIABILITIES - 56.1% (j)		425,425,704

NET ASSETS - 100.0%		$758,462,702

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(5,772,139)	(0.8%)
Consumer Staples	19,537,376	2.6
Energy	6,285,185	0.8
Financials	36,651,685	4.8
Health Care	15,048,356	2.0
Industrials	37,840,212	5.0
Information Technology	9,673,386	1.3
Materials	3,805,812	0.5
Money Market Fund	214,855,204	28.3
Mutual Fund	(31,921,025)	(4.2)
Telecommunication Services	13,094,036	1.7
Utilities	13,938,910	1.9

Total Investments	333,036,998	43.9
Other Assets in Excess of Liabilities (a)	425,425,704	56.1

Net Assets	$758,462,702	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2012, the value of these securities was $166,588,541. In addition, $385,112,645 of cash collateral was pledged.
(b)	All or a portion of the security on loan. The aggregate market value of such securities is $6,638,558; cash collateral of $6,866,350 was received with which the Fund purchased a money market fund. In accordance with the Fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(c)	Represents less than 0.05 percent of net assets.
(d)	Security fair valued at $0 September 30, 2012 using procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at September 30, 2012.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Represents annualized seven-day yield as of September 30, 2012.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(i)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(j)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as September 30, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CVA - Dutch Certificate

EUR - Euro

NR - Not Rated by Moody’s

NVDR - Non-Voting Depositary Receipts

REIT - Real Estate Investment Trust

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of September 30, 2012:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECIEVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	36,650,000	$(1,069,633)	06/20/2017	$1,341,810

					(1,069,633)		1,341,810

Collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Total return swap contracts outstanding as of September 30, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index	10/17/2012	BRL	(4,616,254)	$82,387
Bank of America	Canadian 10-Year Bond Futures	12/18/2012	CAD	11,305,207	89,782
Barclays Capital	Cocoa Futures	12/13/2012	USD	(525,360)	(28,160)
Bank of America	Euro - Bobl Futures	12/6/2012	EUR	4,654,234	(4,270)
Bank of America	Euro - Bund Futures	12/6/2012	EUR	(13,129,036)	(72,196)
Bank of America	Euro - Buxl 30-Year Bond Futures	12/6/2012	EUR	402,208	(3,165)
Bank of America	Euro - SCHATZ Futures	12/6/2012	EUR	19,061,810	(22,546)
Barclays Capital	Lean Hogs Futures	12/14/2012	USD	(2,836,438)	(84,062)
Bank of America	Long Gilt Futures	12/27/2012	GBP	(17,438,642)	(83,206)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	12/17/2012	USD	12,394,103	(85,571)
Barclays Capital	Soybean Futures	11/14/2012	USD	3,051,490	(9,590)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/21/2012	CHF	8,234,247	(35,306)
Bank of America	U.S. Long Bond Futures	12/19/2012	USD	900,386	(4,136)
Bank of America	U.S. Treasury 10-Year Note Futures	12/19/2012	USD	8,737,905	72,064
Bank of America	U.S. Treasury 2-Year Note Futures	12/31/2012	USD	(25,567,453)	(14,172)
Bank of America	U.S. Treasury 5-Year Note Futures	12/31/2012	USD	10,693,252	25,170

					$(176,977)

Money Market is pledged as collateral to brokers for total return swap contracts in the amount of $30,261. Additional cash held as collateral at Barclays Capital for total return swaps was $1,130,000 at September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
16	Brent Crude Oil Penultimate Financial Futures	October 15, 2012	$1,806,920	$1,798,240	$(8,680)
375	Corn Futures	December 14, 2012	14,902,369	14,179,688	(722,681)
24	Globex Heat Oil Futures	October 30, 2012	3,267,936	3,184,474	(83,462)
38	Globex RBOB Gas Futures	October 30, 2012	4,680,110	4,660,479	(19,631)
44	ICE Euro Gasoil Futures	October 10, 2012	4,338,400	4,315,300	(23,100)
3	LME Aluminum Futures	October 5, 2012	146,398	156,424	10,026
1	LME Aluminum Futures	October 30, 2012	47,202	52,371	5,169
2	LME Aluminum Futures	October 31, 2012	95,003	104,762	9,759
14	LME Aluminum Futures	November 1, 2012	658,985	733,488	74,503
9	LME Aluminum Futures	November 2, 2012	417,614	471,625	54,011
2	LME Aluminum Futures	November 14, 2012	92,791	105,063	12,272
1	LME Aluminum Futures	November 16, 2012	46,002	52,553	6,551
1	LME Aluminum Futures	November 23, 2012	46,589	52,624	6,035
1	LME Aluminum Futures	December 5, 2012	48,361	52,728	4,367
8	LME Aluminum Futures	December 6, 2012	396,613	421,894	25,281
13	LME Aluminum Futures	December 7, 2012	646,080	685,691	39,611
20	LME Aluminum Futures	December 10, 2012	1,022,320	1,055,435	33,115
20	LME Aluminum Futures	December 11, 2012	1,028,973	1,055,605	26,632
14	LME Aluminum Futures	December 12, 2012	731,007	739,046	8,039
10	LME Aluminum Futures	December 13, 2012	519,413	527,978	8,565
6	LME Aluminum Futures	December 14, 2012	321,584	316,839	(4,745)
103	LME Aluminum Futures	December 17, 2012	5,313,723	5,443,533	129,810
6	LME Aluminum Futures	December 24, 2012	314,148	316,715	2,567
2	LME Aluminum Futures	December 27, 2012	104,653	105,593	940
1	LME Aluminum Futures	December 28, 2012	53,288	52,800	(488)
3	LME Copper Futures	October 5, 2012	578,714	615,885	37,171
1	LME Copper Futures	October 18, 2012	190,608	205,288	14,680
3	LME Copper Futures	October 24, 2012	555,755	615,488	59,733
1	LME Copper Futures	October 25, 2012	186,502	205,166	18,664
3	LME Copper Futures	October 26, 2012	565,130	615,506	50,376
4	LME Copper Futures	October 30, 2012	751,806	820,725	68,919
1	LME Copper Futures	October 31, 2012	189,127	205,185	16,058
1	LME Copper Futures	November 1, 2012	188,127	205,188	17,061
9	LME Copper Futures	November 2, 2012	1,662,064	1,846,717	184,653
1	LME Copper Futures	November 6, 2012	185,702	205,204	19,502
1	LME Copper Futures	November 8, 2012	188,127	205,210	17,083
1	LME Copper Futures	November 9, 2012	188,652	205,213	16,561
2	LME Copper Futures	November 14, 2012	371,166	410,457	39,291
1	LME Copper Futures	November 15, 2012	184,827	205,232	20,405
13	LME Copper Futures	November 23, 2012	2,478,907	2,667,762	188,855
2	LME Copper Futures	November 30, 2012	380,057	410,465	30,408
1	LME Copper Futures	December 4, 2012	191,434	205,244	13,810
2	LME Copper Futures	December 5, 2012	380,604	410,494	29,890
1	LME Copper Futures	December 7, 2012	194,421	205,253	10,832
3	LME Copper Futures	December 10, 2012	602,653	615,785	13,132
3	LME Copper Futures	December 11, 2012	604,175	615,793	11,618
5	LME Copper Futures	December 12, 2012	1,011,126	1,026,336	15,210
5	LME Copper Futures	December 13, 2012	1,009,744	1,026,352	16,608
1	LME Copper Futures	December 14, 2012	208,849	205,273	(3,576)
41	LME Copper Futures	December 17, 2012	8,341,191	8,416,782	75,591
13	LME Copper Futures	December 20, 2012	2,677,812	2,667,437	(10,375)
1	LME Copper Futures	December 21, 2012	208,206	205,138	(3,068)
2	LME Copper Futures	December 24, 2012	411,707	410,267	(1,440)
1	LME Nickel Futures	October 5, 2012	102,054	110,572	8,518
6	LME Nickel Futures	October 30, 2012	572,193	664,091	91,898
4	LME Nickel Futures	November 2, 2012	371,310	442,767	71,457

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	LME Nickel Futures	November 8, 2012	$93,719	$110,712	$16,993
6	LME Nickel Futures	November 9, 2012	556,389	664,288	107,899
4	LME Nickel Futures	November 13, 2012	368,238	442,911	74,673
4	LME Nickel Futures	November 14, 2012	372,654	442,924	70,270
1	LME Nickel Futures	November 15, 2012	91,862	110,735	18,873
1	LME Nickel Futures	November 16, 2012	92,108	110,738	18,630
5	LME Nickel Futures	November 23, 2012	490,049	553,806	63,757
3	LME Nickel Futures	November 28, 2012	295,433	332,337	36,904
3	LME Nickel Futures	November 29, 2012	291,223	332,347	41,124
4	LME Nickel Futures	November 30, 2012	391,432	443,144	51,712
2	LME Nickel Futures	December 11, 2012	200,259	221,652	21,393
3	LME Nickel Futures	December 12, 2012	303,352	332,490	29,138
3	LME Nickel Futures	December 13, 2012	299,692	332,501	32,809
1	LME Nickel Futures	December 14, 2012	103,805	110,838	7,033
39	LME Nickel Futures	December 17, 2012	4,144,918	4,323,362	178,444
4	LME Nickel Futures	December 18, 2012	430,691	443,409	12,718
3	LME Nickel Futures	December 20, 2012	316,892	332,532	15,640
3	LME Nickel Futures	December 21, 2012	326,941	332,534	5,593
3	LME Nickel Futures	December 24, 2012	327,850	332,541	4,691
5	LME Nickel Futures	December 27, 2012	548,170	554,246	6,076
2	LME Nickel Futures	December 28, 2012	223,387	221,700	(1,687)
1	LME Zinc Futures	October 19, 2012	46,851	51,793	4,942
2	LME Zinc Futures	October 23, 2012	90,653	103,683	13,030
4	LME Zinc Futures	October 24, 2012	181,006	207,414	26,408
6	LME Zinc Futures	October 30, 2012	276,759	311,550	34,791
8	LME Zinc Futures	November 1, 2012	366,013	415,590	49,577
16	LME Zinc Futures	November 2, 2012	727,432	831,372	103,940
5	LME Zinc Futures	November 8, 2012	232,070	260,162	28,092
5	LME Zinc Futures	November 13, 2012	230,070	260,460	30,390
11	LME Zinc Futures	November 14, 2012	502,992	573,144	70,152
2	LME Zinc Futures	November 23, 2012	92,140	104,408	12,268
12	LME Zinc Futures	November 28, 2012	558,677	626,943	68,266
10	LME Zinc Futures	November 29, 2012	464,542	522,535	57,993
8	LME Zinc Futures	December 5, 2012	374,011	418,426	44,415
7	LME Zinc Futures	December 7, 2012	336,866	366,239	29,373
10	LME Zinc Futures	December 10, 2012	498,103	523,445	25,342
10	LME Zinc Futures	December 11, 2012	498,910	523,528	24,618
10	LME Zinc Futures	December 12, 2012	504,655	523,610	18,955
6	LME Zinc Futures	December 13, 2012	300,976	314,215	13,239
10	LME Zinc Futures	December 14, 2012	522,800	523,775	975
134	LME Zinc Futures	December 17, 2012	6,909,175	7,023,947	114,772
10	LME Zinc Futures	December 18, 2012	518,322	524,105	5,783
2	LME Zinc Futures	December 20, 2012	104,596	104,812	216
9	LME Zinc Futures	December 21, 2012	479,434	471,544	(7,890)
9	LME Zinc Futures	December 24, 2012	476,973	471,569	(5,404)
8	LME Zinc Futures	December 27, 2012	419,206	419,192	(14)
5	LME Zinc Futures	December 28, 2012	265,190	262,000	(3,190)
25	Silver Futures	December 27, 2012	4,306,669	4,322,124	15,455
123	Soybean Futures	November 14, 2012	10,236,333	9,846,150	(390,183)
37	Soybean Meal Futures	December 14, 2012	1,773,969	1,801,530	27,561
69	Wheat Futures	December 14, 2012	3,089,394	3,113,625	24,231
90	Amsterdam Index Futures	October 19, 2012	7,774,134	7,499,038	(275,096)
156	CAC40 10 Euro Futures	October 19, 2012	7,027,782	6,721,685	(306,097)
16	DAX Index Futures	December 21, 2012	3,790,045	3,720,733	(69,312)
80	DJIA Mini E-CBOT Futures	December 21, 2012	5,395,383	5,342,000	(53,383)
841	E-Mini Russell 2000 Futures	December 21, 2012	72,013,759	70,173,040	(1,840,719)
1,100	Euro Stoxx 50 Index	December 21, 2012	35,912,909	34,702,775	(1,210,134)
460	FTSE 100 Index Futures	December 21, 2012	43,361,198	42,436,621	(924,577)
514	FTSE/JSE Top 40 Index Futures	December 20, 2012	20,053,771	19,629,946	(423,825)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
25	Hang Seng Index Futures	October 30, 2012	$3,326,946	$3,365,176	$38,230
12	IBEX 35 Index Futures	October 19, 2012	1,234,903	1,184,734	(50,169)
180	KOSPI Index 200 Futures	December 13, 2012	20,795,898	21,394,156	598,258
90	MSCI Singapore Index Futures	October 30, 2012	5,160,808	5,162,973	2,165
63	NASDAQ 100 E-Mini Futures	December 21, 2012	3,587,657	3,517,920	(69,737)
42	S&P MID 400 E-Mini Futures	December 21, 2012	4,277,059	4,143,300	(133,759)
30	S&P/Toronto Stock Exchange 60 Index Futures	December 20, 2012	4,333,815	4,276,472	(57,343)
812	3-Month Euro Euribor Futures	March 18, 2013	259,812,046	260,369,506	557,460
560	3-Month Euro Euribor Futures	June 17, 2013	179,426,207	179,520,199	93,992
136	3-Month Euro Euribor Futures	September 16, 2013	43,529,799	43,586,840	57,041
124	3-Month Euro Euribor Futures	December 16, 2013	39,670,551	39,721,023	50,472
117	3-Month Euro Euribor Futures	March 17, 2014	37,415,693	37,456,155	40,462
113	3-Month Euro Euribor Futures	June 16, 2014	36,113,213	36,150,191	36,978
107	3-Month Euro Euribor Futures	September 15, 2014	34,203,054	34,204,930	1,876
96	90-Day EURODollar Futures	September 16, 2013	23,906,080	23,916,000	9,920
91	90-Day EURODollar Futures	December 16, 2013	22,651,684	22,664,687	13,003
92	90-Day EURODollar Futures	March 17, 2014	22,885,648	22,909,149	23,501
100	90-Day EURODollar Futures	June 16, 2014	24,860,848	24,891,250	30,402
120	90-Day EURODollar Futures	September 15, 2014	29,850,387	29,854,500	4,113
81	90-Day Sterling Futures	December 18, 2013	16,259,592	16,261,560	1,968
980	90-Day Sterling Futures	March 20, 2013	196,675,753	196,823,933	148,180
401	90-Day Sterling Futures	June 19, 2013	80,462,447	80,537,140	74,693
75	90-Day Sterling Futures	September 18, 2013	15,059,097	15,061,542	2,445
91	90-Day Sterling Futures	March 19, 2014	18,260,708	18,263,650	2,942
90	90-Day Sterling Futures	June 18, 2014	18,052,917	18,053,868	951
96	90-Day Sterling Futures	September 17, 2014	19,251,276	19,245,832	(5,444)
425	Australia 10-Year Bond Futures	December 17, 2012	55,149,063	55,940,804	791,741
40	Australia 3-Year Bond Futures	December 17, 2012	4,572,510	4,585,423	12,913

			1,528,547,723	1,527,706,611	(841,112)

Short Contracts:
10	Cocoa Futures	December 13, 2012	(236,744)	(251,600)	(14,856)
5	Coffee ‘C’ Futures	December 18, 2012	(321,333)	(325,313)	(3,980)
58	Cotton No. 2 Futures	December 6, 2012	(2,074,814)	(2,048,850)	25,964
82	Crude Oil Financial Futures	October 19, 2012	(8,096,230)	(7,559,580)	536,650
6	Gold 100 OZ Futures	December 27, 2012	(1,053,967)	(1,064,340)	(10,373)
103	Lean Hogs Futures	December 14, 2012	(3,067,942)	(3,038,500)	29,442
3	LME Aluminum Futures	October 5, 2012	(146,321)	(156,424)	(10,103)
1	LME Aluminum Futures	October 30, 2012	(47,248)	(52,370)	(5,122)
2	LME Aluminum Futures	October 31, 2012	(94,914)	(104,763)	(9,849)
14	LME Aluminum Futures	November 1, 2012	(658,836)	(733,488)	(74,652)
9	LME Aluminum Futures	November 2, 2012	(419,610)	(471,625)	(52,015)
2	LME Aluminum Futures	November 14, 2012	(93,207)	(105,063)	(11,856)
1	LME Aluminum Futures	November 16, 2012	(45,804)	(52,553)	(6,749)
1	LME Aluminum Futures	November 23, 2012	(46,553)	(52,623)	(6,070)
1	LME Aluminum Futures	December 5, 2012	(48,873)	(52,728)	(3,855)
8	LME Aluminum Futures	December 6, 2012	(393,187)	(421,894)	(28,707)
13	LME Aluminum Futures	December 7, 2012	(652,579)	(685,691)	(33,112)
20	LME Aluminum Futures	December 10, 2012	(1,023,593)	(1,055,435)	(31,842)
20	LME Aluminum Futures	December 11, 2012	(1,031,968)	(1,055,605)	(23,637)
14	LME Aluminum Futures	December 12, 2012	(726,928)	(739,046)	(12,118)
10	LME Aluminum Futures	December 13, 2012	(523,734)	(527,977)	(4,243)
6	LME Aluminum Futures	December 14, 2012	(324,215)	(316,839)	7,376
113	LME Aluminum Futures	December 17, 2012	(5,707,880)	(5,972,032)	(264,152)
6	LME Aluminum Futures	December 24, 2012	(314,240)	(316,714)	(2,474)
2	LME Aluminum Futures	December 27, 2012	(103,947)	(105,593)	(1,646)
1	LME Aluminum Futures	December 28, 2012	(52,961)	(52,800)	161
3	LME Copper Futures	October 5, 2012	(575,246)	(615,885)	(40,639)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Copper Futures	October 18, 2012	$(191,259)	$(205,287)	$(14,028)
3	LME Copper Futures	October 24, 2012	(558,065)	(615,488)	(57,423)
1	LME Copper Futures	October 25, 2012	(183,724)	(205,166)	(21,442)
3	LME Copper Futures	October 26, 2012	(561,256)	(615,507)	(54,251)
4	LME Copper Futures	October 30, 2012	(753,744)	(820,725)	(66,981)
1	LME Copper Futures	October 31, 2012	(189,050)	(205,185)	(16,135)
1	LME Copper Futures	November 1, 2012	(188,426)	(205,188)	(16,762)
9	LME Copper Futures	November 2, 2012	(1,668,299)	(1,846,717)	(178,418)
1	LME Copper Futures	November 6, 2012	(185,401)	(205,204)	(19,803)
1	LME Copper Futures	November 8, 2012	(187,805)	(205,210)	(17,405)
1	LME Copper Futures	November 9, 2012	(189,192)	(205,212)	(16,020)
2	LME Copper Futures	November 14, 2012	(372,327)	(410,457)	(38,130)
1	LME Copper Futures	November 15, 2012	(185,895)	(205,232)	(19,337)
13	LME Copper Futures	November 23, 2012	(2,480,742)	(2,667,763)	(187,021)
2	LME Copper Futures	November 30, 2012	(380,374)	(410,465)	(30,091)
1	LME Copper Futures	December 4, 2012	(191,498)	(205,244)	(13,746)
2	LME Copper Futures	December 5, 2012	(383,597)	(410,494)	(26,897)
1	LME Copper Futures	December 7, 2012	(198,323)	(205,253)	(6,930)
3	LME Copper Futures	December 10, 2012	(606,408)	(615,785)	(9,377)
3	LME Copper Futures	December 11, 2012	(606,145)	(615,793)	(9,648)
5	LME Copper Futures	December 12, 2012	(1,008,117)	(1,026,336)	(18,219)
5	LME Copper Futures	December 13, 2012	(1,012,492)	(1,026,351)	(13,859)
1	LME Copper Futures	December 14, 2012	(209,623)	(205,273)	4,350
21	LME Copper Futures	December 17, 2012	(4,008,571)	(4,311,031)	(302,460)
13	LME Copper Futures	December 20, 2012	(2,686,429)	(2,667,437)	18,992
1	LME Copper Futures	December 21, 2012	(207,073)	(205,137)	1,936
2	LME Copper Futures	December 24, 2012	(411,747)	(410,267)	1,480
1	LME Nickel Futures	October 5, 2012	(101,069)	(110,572)	(9,503)
6	LME Nickel Futures	October 30, 2012	(571,259)	(664,092)	(92,833)
4	LME Nickel Futures	November 2, 2012	(371,890)	(442,767)	(70,877)
1	LME Nickel Futures	November 8, 2012	(93,875)	(110,712)	(16,837)
6	LME Nickel Futures	November 9, 2012	(557,277)	(664,288)	(107,011)
4	LME Nickel Futures	November 13, 2012	(366,541)	(442,912)	(76,371)
4	LME Nickel Futures	November 14, 2012	(369,174)	(442,924)	(73,750)
1	LME Nickel Futures	November 15, 2012	(92,790)	(110,734)	(17,944)
1	LME Nickel Futures	November 16, 2012	(92,092)	(110,738)	(18,646)
5	LME Nickel Futures	November 23, 2012	(492,514)	(553,806)	(61,292)
3	LME Nickel Futures	November 28, 2012	(293,575)	(332,337)	(38,762)
3	LME Nickel Futures	November 29, 2012	(291,955)	(332,347)	(40,392)
4	LME Nickel Futures	November 30, 2012	(391,986)	(443,144)	(51,158)
2	LME Nickel Futures	December 11, 2012	(200,457)	(221,652)	(21,195)
3	LME Nickel Futures	December 12, 2012	(298,165)	(332,489)	(34,324)
3	LME Nickel Futures	December 13, 2012	(302,323)	(332,500)	(30,177)
1	LME Nickel Futures	December 14, 2012	(105,298)	(110,837)	(5,539)
42	LME Nickel Futures	December 17, 2012	(4,130,429)	(4,655,930)	(525,501)
4	LME Nickel Futures	December 18, 2012	(430,674)	(443,409)	(12,735)
3	LME Nickel Futures	December 20, 2012	(319,423)	(332,532)	(13,109)
3	LME Nickel Futures	December 21, 2012	(325,255)	(332,534)	(7,279)
3	LME Nickel Futures	December 24, 2012	(328,315)	(332,541)	(4,226)
5	LME Nickel Futures	December 27, 2012	(544,339)	(554,246)	(9,907)
2	LME Nickel Futures	December 28, 2012	(222,801)	(221,700)	1,101
1	LME Zinc Futures	October 19, 2012	(46,935)	(51,794)	(4,859)
2	LME Zinc Futures	October 23, 2012	(90,780)	(103,683)	(12,903)
4	LME Zinc Futures	October 24, 2012	(181,917)	(207,414)	(25,497)
6	LME Zinc Futures	October 30, 2012	(276,559)	(311,550)	(34,991)
8	LME Zinc Futures	November 1, 2012	(365,583)	(415,590)	(50,007)
16	LME Zinc Futures	November 2, 2012	(728,668)	(831,372)	(102,704)
5	LME Zinc Futures	November 8, 2012	(231,465)	(260,162)	(28,697)
5	LME Zinc Futures	November 13, 2012	(228,949)	(260,460)	(31,511)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
11	LME Zinc Futures	November 14, 2012	$(504,073)	$(573,144)	$(69,071)
2	LME Zinc Futures	November 23, 2012	(92,697)	(104,408)	(11,711)
12	LME Zinc Futures	November 28, 2012	(562,256)	(626,943)	(64,687)
10	LME Zinc Futures	November 29, 2012	(464,734)	(522,535)	(57,801)
8	LME Zinc Futures	December 5, 2012	(377,087)	(418,426)	(41,339)
7	LME Zinc Futures	December 7, 2012	(344,214)	(366,238)	(22,024)
10	LME Zinc Futures	December 10, 2012	(501,234)	(523,445)	(22,211)
10	LME Zinc Futures	December 11, 2012	(501,484)	(523,527)	(22,043)
10	LME Zinc Futures	December 12, 2012	(502,984)	(523,610)	(20,626)
6	LME Zinc Futures	December 13, 2012	(305,240)	(314,215)	(8,975)
10	LME Zinc Futures	December 14, 2012	(524,984)	(523,775)	1,209
97	LME Zinc Futures	December 17, 2012	(4,749,782)	(5,084,453)	(334,671)
10	LME Zinc Futures	December 18, 2012	(520,734)	(524,105)	(3,371)
2	LME Zinc Futures	December 20, 2012	(105,747)	(104,813)	934
9	LME Zinc Futures	December 21, 2012	(479,236)	(471,544)	7,692
9	LME Zinc Futures	December 24, 2012	(477,436)	(471,569)	5,867
8	LME Zinc Futures	December 27, 2012	(416,787)	(419,192)	(2,405)
5	LME Zinc Futures	December 28, 2012	(264,367)	(262,000)	2,367
1,087	Natural Gas Swap Futures	October 29, 2012	(8,256,213)	(9,022,100)	(765,887)
25	Soybean Oil Futures	December 14, 2012	(784,950)	(789,900)	(4,950)
165	Sugar #11 (World Markets) Futures	February 28, 2013	(3,762,994)	(3,773,616)	(10,622)
6	FTSE/MIB Index Futures	December 21, 2012	(615,891)	(579,969)	35,922
124	H-SHARES Index Futures	October 30, 2012	(7,755,214)	(7,881,481)	(126,267)
100	MSCI Taiwan Stock Index Futures	October 30, 2012	(2,741,034)	(2,754,000)	(12,966)
4,567	S&P 500 E-Mini Futures	December 21, 2012	(332,255,739)	(327,499,570)	4,756,169
2,011	SGX S&P CNX Nifty Index Futures	October 25, 2012	(22,951,553)	(23,017,906)	(66,353)
469	SPI 200 Index Futures	December 20, 2012	(53,604,228)	(53,319,708)	284,520
164	TOPIX Index Futures	December 13, 2012	(15,248,261)	(15,445,926)	(197,665)
132	10-Year Japanese Government Bond Futures	December 10, 2012	(24,318,820)	(24,397,335)	(78,515)
1,498	90-Day EURODollar Futures	March 18, 2013	(373,152,606)	(373,282,875)	(130,269)
840	90-Day EURODollar Futures	June 17, 2013	(209,244,099)	(209,286,000)	(41,901)
542	Canadian 3-Month Bank Acceptance Futures	March 18, 2013	(136,082,437)	(136,092,680)	(10,243)
392	Canadian 3-Month Bank Acceptance Futures	June 17, 2013	(98,279,872)	(98,418,676)	(138,804)
38	Canadian 3-Month Bank Acceptance Futures	September 16, 2013	(9,522,681)	(9,537,687)	(15,006)
90	Euro CHF 3-Month LIFFE Futures	March 18, 2013	(23,935,002)	(23,933,014)	1,988
56	Euro CHF 3-Month LIFFE Futures	June 17, 2013	(14,894,107)	(14,894,630)	(523)
14	U.S. Treasury 2-Year Note Futures	December 31, 2012	(3,085,443)	(3,087,438)	(1,995)
7	U.S. Treasury 5-Year Note Futures	December 31, 2012	(869,081)	(872,430)	(3,349)

			(1,414,188,089)	(1,414,187,189)	900

			$114,359,634	$113,519,422	$(840,212)

Cash held as collateral with broker for futures contracts was $53,051,826 at September 30, 2012.

Forward foreign currency exchange contracts outstanding as of September 30, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	48,611,000	$50,067,211	$50,081,627	$14,416
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	1,500,000	730,248	732,408	2,160

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	CAD	79,347,000	$80,278,430	$80,565,073	$286,643
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	7,567,000	8,059,711	8,057,475	(2,236)
Chilean Peso, Expiring 12/19/12	The Royal Bank of Scotland	CLP	229,059,000	469,607	477,218	7,611
Columbian Peso, Expiring 12/19/12	The Royal Bank of Scotland	COP	486,000,000	262,845	267,240	4,395
Czech Republic Koruna, Expiring 12/19/12	The Royal Bank of Scotland	CZK	4,000,000	201,950	204,528	2,578
Danish Krone, Expiring 12/19/12	The Royal Bank of Scotland	DKK	2,991,000	505,920	516,442	10,522
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	40,110,000	51,726,089	51,587,757	(138,332)
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	17,579,000	28,097,746	28,380,241	282,495
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	4,022,400,000	17,593,826	17,948,403	354,577
Indonesian Rupiah, Expiring 12/19/12	The Royal Bank of Scotland	IDR	6,000,000,000	625,472	620,220	(5,252)
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	6,500,000	1,648,707	1,653,439	4,732
Indian Rupee, Expiring 12/19/12	The Royal Bank of Scotland	INR	593,000,000	10,794,512	11,074,873	280,361
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	2,103,047,000	27,017,640	26,969,704	(47,936)
Korean Won, Expiring 12/20/12	The Royal Bank of Scotland	KRW	46,166,546,000	40,677,610	41,372,704	695,094
Mexican Peso, Expiring 12/19/12	The Royal Bank of Scotland	MXN	382,679,000	29,005,892	29,497,374	491,482
Malaysian Ringgit, Expiring 12/19/12	The Royal Bank of Scotland	MYR	28,000,000	8,988,471	9,108,780	120,309
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	469,968,000	81,027,125	81,792,080	764,955
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	52,804,000	42,354,735	43,532,829	1,178,094
Poland Zloty, Expiring 12/19/12	The Royal Bank of Scotland	PLN	57,611,000	17,531,604	17,819,148	287,544
Russian Ruble, Expiring 12/19/12	The Royal Bank of Scotland	RUB	549,259,000	17,069,650	17,366,696	297,046
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	314,824,000	47,141,268	47,814,137	672,869
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	5,900,000	4,758,660	4,807,477	48,817
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	81,320,000	44,300,760	44,757,352	456,592
Taiwanese Dollar, Expiring 12/19/12	The Royal Bank of Scotland	TWD	295,000,000	10,020,593	10,066,164	45,571
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	8,000,000	963,246	950,509	(12,737)

				621,919,528	628,021,898	6,102,370

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	AUD	(41,707,000)	$(42,704,754)	$(42,968,760)	$(264,006)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/19/12	The Royal Bank of Scotland	BRL	(60,478,000)	$(29,253,077)	$(29,529,705)	$(276,628)
Canadian Dollar, Expiring 12/19/12	The Royal Bank of Scotland	CAD	(8,175,000)	(8,348,970)	(8,300,496)	48,474
Swiss Franc, Expiring 12/19/12	The Royal Bank of Scotland	CHF	(50,439,000)	(53,100,628)	(53,708,338)	(607,710)
Chilean Peso, Expiring 12/19/12	The Royal Bank of Scotland	CLP	(122,906,000)	(254,042)	(256,060)	(2,018)
Czech Republic Koruna, Expiring 12/19/12	The Royal Bank of Scotland	CZK	(266,946,000)	(13,577,008)	(13,649,466)	(72,458)
Danish Krone, Expiring 12/19/12	The Royal Bank of Scotland	DKK	(9,146,000)	(1,563,045)	(1,579,196)	(16,151)
Euro, Expiring 12/19/12	The Royal Bank of Scotland	EUR	(114,736,381)	(146,120,793)	(147,568,997)	(1,448,204)
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(3,562)	(4,694)	(4,587)	107
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,605)	99
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,614)	102
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,614)	116
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,614)	137
British Pound, Expiring 12/19/12	The Royal Bank of Scotland	GBP	(22,680,000)	(36,627,092)	(36,615,499)	11,593
Hong Kong Dollar, Expiring 12/19/12	The Royal Bank of Scotland	HKD	(42,124,000)	(5,432,346)	(5,432,697)	(351)
Hungarian Forint, Expiring 12/19/12	The Royal Bank of Scotland	HUF	(70,000,000)	(319,252)	(312,348)	6,904
Indonesian Rupiah, Expiring 12/19/12	The Royal Bank of Scotland	IDR	(40,039,011,000)	(4,111,520)	(4,138,833)	(27,313)
Israeli Shekel, Expiring 12/19/12	The Royal Bank of Scotland	ILS	(147,325,000)	(36,652,055)	(37,475,840)	(823,785)
Indian Rupee, Expiring 12/19/12	The Royal Bank of Scotland	INR	(2,358,111,000)	(41,702,304)	(44,040,102)	(2,337,798)
Japanese Yen, Expiring 12/19/12	The Royal Bank of Scotland	JPY	(9,389,684,000)	(119,747,260)	(120,414,331)	(667,071)
Korean Won, Expiring 12/20/12	The Royal Bank of Scotland	KRW	(3,541,587,000)	(3,124,554)	(3,173,836)	(49,282)
Mexican Peso, Expiring 12/19/12	The Royal Bank of Scotland	MXN	(5,587,000)	(423,916)	(430,653)	(6,737)
Malaysian Ringgit, Expiring 12/19/12	The Royal Bank of Scotland	MYR	(6,324,000)	(2,022,301)	(2,057,283)	(34,982)
Norwegian Krone, Expiring 12/19/12	The Royal Bank of Scotland	NOK	(19,224,000)	(3,337,955)	(3,345,698)	(7,743)
New Zealand Dollar, Expiring 12/19/12	The Royal Bank of Scotland	NZD	(11,852,000)	(9,385,332)	(9,771,061)	(385,729)
Peru Nuevo Sol, Expiring 12/19/12	The Royal Bank of Scotland	PEN	(962,000)	(366,227)	(368,554)	(2,327)
Philippine Peso, Expiring 12/19/12	The Royal Bank of Scotland	PHP	(254,500,000)	(6,063,279)	(6,090,120)	(26,841)
Poland Zloty, Expiring 12/19/12	The Royal Bank of Scotland	PLN	(3,960,000)	(1,210,700)	(1,224,832)	(14,132)
Russian Ruble, Expiring 12/19/12	The Royal Bank of Scotland	RUB	(9,579,000)	(297,306)	(302,873)	(5,567)
Swedish Krona, Expiring 12/19/12	The Royal Bank of Scotland	SEK	(72,160,000)	(10,762,370)	(10,959,356)	(196,986)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 12/19/12	The Royal Bank of Scotland	SGD	(29,568,000)	$(23,804,838)	$(24,092,792)	$(287,954)
Thailand Baht, Expiring 12/19/12	The Royal Bank of Scotland	THB	(6,616,000)	(211,216)	(213,737)	(2,521)
Turkish Lira, Expiring 12/19/12	The Royal Bank of Scotland	TRY	(6,331,000)	(3,461,460)	(3,484,491)	(23,031)
Taiwanese Dollar, Expiring 12/19/12	The Royal Bank of Scotland	TWD	(144,518,000)	(4,859,098)	(4,931,328)	(72,230)
South African Rand, Expiring 12/19/12	The Royal Bank of Scotland	ZAR	(249,349,000)	(29,714,555)	(29,626,071)	88,484

				(638,582,848)	(646,086,387)	(7,503,539)

				$(16,663,320)	$(18,064,489)	$(1,401,169)

Money Market Fund is pledged as collateral with broker for forward foreign currency exchange contracts in the amount of $9,735,660 at September 30, 2012.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/23/2013 - 08/19/2013	$3,053,059

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

France
Arkema SA	49,988	EUR	4,357,942	$321,055
AtoS	40,581		2,478,863	344,636
Cap Gemini SA	24,680		967,811	75,139
Casino Guichard Perrachon SA	945		85,814	(2,223)
Cie Generale des Etablissements Michelin	17,614		1,311,069	68,138
Danone SA	158		10,125	(403)
Dassault Systemes SA	9,458		948,312	45,384
Edenred	12		328	8
Etablissements Maurel et Prom	35,197		567,148	(45,354)
Faurecia	6,629		129,240	(19,592)
France Telecom SA	548		8,096	(1,460)
GDF Suez	1,981		49,716	(5,556)
Hermes International	1,043		297,775	(17,963)
Iliad SA	1,014		161,132	3,889
Lagardere SCA	38,739		1,123,290	(65,175)
Nexans SA	4,833		239,590	(13,026)
PPR	12		1,967	(125)
Remy Cointreau SA	1,920		227,786	(7,020)
Renault SA	39,996		1,882,104	(8,046)
Safran SA	1,584		56,918	58
Sanofi	30,041		2,568,051	2,752
Schneider Electric SA	2,153		142,426	(15,133)
Societe BIC SA	9,410		1,059,799	76,764
Technip SA	5		564	(9)
Thales SA	2,577		88,332	128
Total SA	30,254		1,572,300	(67,166)
Valeo SA	38,834		1,966,832	(171,670)
Vivendi SA	77,934		1,581,241	(62,540)

				435,490

Netherlands
European Aeronautic Defence and Space Co NV	36,932		1,454,906	(284,349)

Spain
Distribuidora International PLC	80,065		379,456	62,702
Enagas SA	8,591		161,034	8,383
Endesa SA	395		6,762	833
Ferrovial SA	36		380	89
Gas Natural SDG SA	36,875		477,494	44,312
Inditex SA	3,638		325,598	126,434
Indra Sistemas SA	3		30	(1)
International Group PLC	164,084		441,528	(46,457)
Obrascon Huarte Lain SA	22,956		487,386	42,892
Red Electrica Corp SA	6,495		274,519	33,320

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Sacyr Vallehermoso SA	117,189	EUR	208,312	$43,748
Tecnicas Reunidas SA	30,287		1,203,328	208,032

				524,287

United Kingdom
AMEC PLC	13,208	GBP	236,504	8,604
Anglo American PLC	41,258		1,330,372	(115,809)
AstraZeneca PLC	21,090		988,947	17,995
Aveva Group PLC	20,036		539,940	97,566
Aviva PLC	195,740		933,196	78,261
Babcock International Group PLC	251,440		3,490,053	279,964
Barclays PLC	470,567		1,529,544	104,550
Barratt Developments PLC	66,890		165,609	17,817
Berkeley Group Holdings PLC	5,431		113,035	10,404
British American Tobacco PLC	14,813		788,700	(27,557)
BT Group PLC	678,412		2,358,292	170,653
Bundesrepublik Deutschland	331,202		1,727,143	51,417
Bunzl PLC	21,493		385,151	281
De La Rue PLC	6,619		96,383	11,962
Drax Group PLC	8,456		69,044	274
Experian PLC	75,035		1,145,039	104,347
Ferrexpo PLC	9,188		42,630	(13,773)
FIH Erhvervsbank A/S	9,575		101,940	3,904
GAS PLC	167,750		724,759	(4,226)
GKN PLC	625,799		2,096,234	79,679
GlaxoSmithKline PLC	47,178		1,114,209	(25,217)
Hays PLC	262,967		386,259	(57,982)
HSBC Holdings PLC	150,869		1,368,778	32,759
Inchcape PLC	266,537		1,576,331	(24,504)
Inmarsat PLC	13,908		98,792	33,996
Intermediate Capital Group PLC	88,301		366,483	59,842
Investec PLC	1,544		8,196	1,363
ITV PLC	276,090		385,381	9,299
John Wood Group PLC	106,949		1,305,947	84,689
Kazakhmys PLC	119,932		1,246,096	99,495
Kesa Electricals PLC	211,282		194,078	(960)
Kingfisher PLC	566,174		2,606,772	(186,392)
Legal & General Group SA	823,908		1,606,792	152,173
Lloyds Banking Group PLC	622,239		317,967	73,831
Michael Page International PLC	44,249		297,939	(42,906)
National Grid PLC	44,816		497,027	(2,668)
Next PLC	23,365		1,224,359	79,151
Northwest Equity Corp.	319,314		1,573,232	105,641

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Pennon Group PLC	819	GBP	9,653	$(88)
ProLogis LP	19,050		680,592	67,246
Reckitt Benckiser Group PLC	4,896		283,231	(1,150)
Rolls-Royce Holdings PLC	67,226		907,653	9,423
Rolls-Royce Holdings PLC	3,831		6	—
Sanyo Shinpan Finance Co. Ltd.	926,197		1,615,665	40,135
Serco Group PLC	80,441		712,509	41,885
Severn Trent PLC	15,329		423,455	(7,781)
Shinsei Bank Ltd.	24,143		975,924	(81,509)
SSE PLC	21,811		479,293	11,513
Standard Life PLC	64,845		278,297	7,946
Sumitomo Bakelite Co., Ltd.	33,868		619,875	42,195
Tate & Lyle PLC	305,935		3,375,713	(85,099)
Thomas Cook Group PLC	221,964		84,506	(21,643)
William Hill PLC	475,805		2,136,030	301,654
Wolseley PLC	105,890		4,099,444	430,103
WPP PLC	87,616		1,175,836	17,570
Xstrata PLC	21,601		324,968	10,128

				2,050,451

United States
Gazprom OAO	126,974		$1,289,566	(9,938)
Lukoil OAO	16,723		969,657	63,979
Reliance Industries Ltd.	1,464		42,090	4,127
Rosneft Oil Co.	1,003		7,141	(378)
Samsung Electronics Co., Ltd.	4,927		2,699,301	272,427
State Bank of India	5,081		412,733	25,475
Surgutneftegaz ADR	24,221		219,902	(392)
Tatneft	14,154		451,559	137,197

				492,497

Total Long Positions				3,218,376

Short Positions

France
Accor SA	(23,683)	EUR	(823,284)	34,818
Air France-KLM	(128)		(697)	(131)
Alcatel-Lucent	(598,804)		(751,893)	91,239
Alstom SA	(13,128)		(484,134)	24,554
Bouygues SA	(4,871)		(139,820)	21,371
Bureau Veritas SA	(4,836)		(455,759)	(40,688)
Carrefour SA	(114,154)		(2,372,354)	4,386
Christian Dior SA	(494)		(74,906)	8,734
Cie de St-Gobain	(15,370)		(547,069)	9,086
Cie Generale de Geophysique - Veritas	(3,721)		—	(6,006)
Cie Generale de Geophysique - Veritas	(3,721)		(112,371)	(7,131)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Cie Generale d’Optique Essilor International SA	(2,160)	EUR	(189,463)	$(12,662)
Electricite de France SA	(52,181)		(1,118,605)	27,508
Eutelsat Communications SA	(41,322)		(1,359,051)	31,393
Lafarge SA	(65,318)		(3,151,124)	(358,248)
Legrand SA	(26,573)		(963,273)	(38,360)
L’Oreal SA	(1,431)		(186,190)	9,260
LVMH Moet Hennessy Louis Vuitton SA	(11,085)		(1,871,124)	207,064
Neopost SA	(10,674)		(594,879)	4,402
Pernod-Ricard SA	(6,587)		(735,499)	(3,368)
Peugeot SA	(89,846)		(788,299)	79,012
Publicis Groupe SA	(4,299)		(229,204)	(11,252)
SES SA	(4,969)		(135,164)	39
Sodexo	(3,856)		(314,273)	23,946
Suez Environnement Co.	(28,806)		(345,813)	19,973
Vallourec SA	(82,779)		(4,068,660)	571,276
Veolia Environnement SA	(98,463)		(1,074,423)	15,054
Zodiac Aerospace	(35)		(3,625)	208

				705,477

Netherlands
Gemalto NV	(1,848)		(139,143)	(23,386)

Spain
Abertis Infraestructuras SA	(58,396)		(840,904)	(19,751)
Acciona SA	(12,673)		(743,616)	21,666
Acerinox SA	(951)		(10,281)	(402)
Amadeus IT Holding SA	(18,106)		(354,789)	(67,334)
Ebro Foods SA	(11,670)		(194,795)	(10,477)
Repsol YPF SA	(42,125)		(674,455)	(144,206)
Telefonica SA	(105,082)		(1,391,071)	(13,418)

				(233,922)

United Kingdom
Admiral Group PLC	(161,481)	GBP	(3,099,385)	347,279
Aegis Group PLC	(29,377)		(99,884)	(11,908)
Aggreko PLC	(76,608)		(2,744,985)	(122,804)
Banca Popolare di Crema SpA	(77,108)		(856,881)	(68,610)
Barloworld Ltd.	(35,789)		(798,494)	(12,446)
BG Group PLC	(45,679)		(971,914)	47,612
BP PLC	(168,695)		(1,173,774)	(15,505)
Burberry Group PLC	(42,367)		(923,191)	237,182
Capita Group PLC/The	(241,520)		(2,804,895)	(219,924)
Carnival PLC	(50,765)		(1,666,796)	(203,170)
Cascade Bancorp	(64,638)		(407,409)	(5,106)
Centrica PLC	(92,535)		(475,256)	(14,403)
Cobham PLC	(105,678)		(405,813)	26,739
Cookson Group PLC	(9,735)		(116,507)	22,294
Daily Mail & General Trust PLC	(6,716)		(45,323)	(6,960)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Depfa Funding III LP	(92,867)	GBP	(1,704,114)	$(195,203)
Diageo PLC	(63,576)		(1,648,328)	(141,855)
Dresdner Bank AG	(52,093)		(234,605)	(5,581)
Eurasian Natural Resources Corp. PLC	(6,459)		(31,468)	(826)
Glencore International PLC	(61,121)		(342,797)	3,299
Home Retail Group PLC	(239,728)		(377,233)	31,613
ICAP PLC	(166,836)		(894,894)	27,663
IMI PLC	(73,923)		(1,014,029)	(62,854)
Informa PLC	(39,083)		(259,478)	4,865
Intercontinental Hotels Group PLC	(26,786)		(663,878)	(39,514)
Intertek Group PLC	(34,270)		(1,424,087)	(95,269)
Invensys PLC	(207,562)		(781,800)	(5,067)
J Sainsbury PLC	(88,881)		(438,134)	(61,376)
Johnson Matthey PLC	(14,396)		(526,366)	(35,939)
Kotak Mahindra Prime Ltd.	(182,437)		(4,891,604)	(331,029)
Kreis-Und Stadtsparkasse Erding	(35,715)		(135,220)	19,577
Lonmin PLC	(74,735)		(1,109,474)	434,687
Man Group PLC	(1,518,355)		(2,196,844)	172,245
Marks & Spencer Group PLC	(472,668)		(2,715,492)	(12,276)
Mitchells & Butlers PLC	(53,950)		(232,434)	(21,840)
Mondi PLC	(64,482)		(557,714)	(100,112)
Old Mutual PLC	(9,491)		(23,586)	(2,525)
Petrofac Ltd	(9,439)		(233,701)	(10,173)
Prudential PLC	(79,111)		(919,435)	(107,843)
Rexam PLC	(21,985)		(152,207)	(2,481)
Royal Bank of Scotland Group PLC	(314,552)		(1,129,573)	(177,324)
Royal Dutch Shell PLC	(16,595)		(605,563)	15,016
SABMiller PLC	(43,260)		(1,861,726)	(41,717)
Shire PLC	(48,843)		(1,522,053)	81,245
Signature Metals Ltd.	(33,289)		(656,884)	(36,770)
Smith & Nephew PLC	(2,152)		(21,067)	(2,672)
Smiths Group PLC	(38,502)		(642,996)	(3,772)
UBS AG	(67,303)		(1,145,820)	11,478
United Utilities Group PLC	(6,684)		(73,667)	(3,607)
Vedanta Resources PLC	(45,973)		(744,552)	(22,401)
Whitbread PLC	(10,575)		(314,827)	(73,038)

				(791,106)

Total Short Positions				(342,937)

Total of Long and Short Positions of Portfolio Swap				2,875,439

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Net Cash and Other Receivables (b)			$177,620

Swaps, at Value			$3,053,059

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund is pledged as collateral to the broker in the amount of $12,256,700 at September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/23/2013	$(11,214)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

United Kingdom
Aegis Group PLC	478,872	GBP	1,833,664	(11,357)

Total Long Positions				(11,357)

Total of Long and Short Positions of Portfolio Swap				(11,357)

Net Cash and Other Receivables (b)				143

Swaps, at Value				$(11,214)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/24/2013	$(7,874,359)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

United States
3M Co.	3,800	$340,337	$10,859
Accenture PLC	12,500	728,423	146,952
ACE Ltd.	20,600	1,509,511	47,849
Advance Auto Parts, Inc.	24,800	1,830,038	(132,726)
AECOM Technology Corp.	50,600	929,323	141,373
Aeropostale, Inc.	190,600	3,172,861	(594,043)
AES Corp./The	84,600	996,544	(68,482)
Aetna, Inc.	36,000	1,386,717	38,883
Aflac, Inc.	16,800	727,482	76,902
AGCO Corp.	23,900	1,024,510	110,262
Agilent Technologies, Inc.	28,200	1,120,314	(36,024)
Airgas, Inc.	1,600	143,876	(12,196)
AK Steel Holding Corp.	151,900	904,387	(175,267)
Akamai Technologies, Inc.	16,000	600,931	11,229
Alaska Air Group, Inc.	30,300	1,069,475	(7,157)
Albemarle Corp.	7,600	474,588	(74,220)
Alliant Energy Corp.	1,200	54,789	(2,721)
Alliant Techsystems, Inc.	33,200	1,643,330	20,322
Allied World Assuarance	8,400	651,031	(2,131)
Allscripts Healthcare	13,200	136,160	27,916
Allstate Corp.	16,600	590,344	67,182
Alpha Natural Resources, Inc.	194,000	1,148,453	126,127
Altria Group, Inc.	25,300	884,396	(39,629)
AMDOCS Ltd.	100	3,026	273
Ameren Corp.	32,600	1,087,587	(22,545)
American Capital Ltd.	449,300	4,483,108	611,954
American Eagle Outfitters, Inc.	145,200	3,011,825	48,991
American Electric Power Co., Inc.	31,100	1,279,451	87,083
American Financial Group, Inc.	29,300	1,130,058	(19,588)
American Water Works Co., Inc.	6,600	236,351	8,245
Ameriprise Financial, Inc.	61,200	3,137,651	331,777
AmerisourceBergen Corp.	26,700	996,542	37,015
Amgen, Inc.	31,600	2,483,775	180,737
Anadarko Petroleum Corp.	8,600	597,087	4,225
Analog Devices, Inc.	10,300	375,780	27,877
Anixter International, Inc.	700	42,242	(2,020)
AON PLC	5,900	283,731	24,780
Applied Industrial Technologies, Inc.	11,900	456,320	36,697

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Applied Materials, Inc.	26,500	$293,919	$1,953
Archer-Daniels-Midland Co.	109,400	3,121,694	(148,202)
ARES Captial Corp.	29,600	462,695	44,649
Armstrong World Industries, Inc.	15,200	689,790	15,034
Arris Group, Inc.	65,000	897,471	(66,121)
Arrow Electronics, Inc.	35,400	1,255,687	(62,353)
Ascena Retail Group	95,800	1,855,250	199,660
Associated Banc-Corp.	55,800	723,287	11,599
Assurant, Inc.	62,200	2,212,658	107,402
AT&T, Inc.	57,100	2,017,085	135,585
Atmos Energy Corp.	1,900	65,215	2,786
Autodesk, Inc.	27,500	933,168	(15,493)
Autoliv, Inc.	11,900	662,077	75,366
Automatic Data Processing, Inc.	800	42,624	4,304
Autozone, Inc.	2,500	941,730	(17,555)
Avago Technologies Ltd.	41,800	1,335,178	122,179
Avnet, Inc.	68,800	2,231,688	(230,296)
Axis Capital Holdings Co.	10,600	362,592	7,560
Ball Corp.	14,200	590,270	10,532
BE Aerospace, Inc.	9,800	409,169	3,411
Beam, Inc.	11,200	676,872	(32,424)
Becton Dickinson	1,200	90,443	3,829
Bed Bath & Beyond, Inc.	32,000	2,064,980	(48,980)
Bemis Co., Inc.	4,000	120,318	5,562
Big Lots, Inc.	44,600	1,638,325	(319,057)
Biogen Idec, Inc.	21,100	2,887,398	261,355
BlackRock, Inc.	6,300	1,091,460	31,830
BMC Software, Inc.	36,400	1,460,454	49,782
Boeing Co./The	15,400	1,136,403	(64,255)
Bristow Group, Inc.	14,900	677,211	75,984
Broadridge Financial Solutions, Inc.	27,800	622,105	26,469
Brocade Communications Systems, Inc.	822,600	4,232,902	632,777
Brown & Brown, Inc.	12,700	338,249	(7,160)
Buckle, Inc./The	10,400	421,611	50,861
Bunge Ltd.	6,200	384,914	30,796
CA, Inc.	59,300	1,544,622	(16,757)
Cabot Corp.	21,000	859,556	(91,586)
Cabot Oil & Gas Corp.	6,200	223,076	55,304
Cameron International Corp.	3,700	167,883	39,576
Capital One Financial Corp.	18,300	996,534	46,749
CapitalSource, Inc.	78,800	534,150	63,154
Cardinal Health, Inc.	61,900	2,606,285	(194,042)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Career Education Corp.	167,295	$913,787	$(283,085)
Carefusion Corp.	22,500	580,989	57,786
Carlisle Cos, Inc.	8,800	474,408	(17,512)
Carpenter Technology Corp.	4,900	250,913	5,455
Carter’s, Inc.	8,900	499,776	(20,600)
CBRE Group, Inc.	25,600	438,142	33,154
CBS Corp.	19,800	646,310	73,024
Celanese Corp.	16,000	677,440	(70,880)
Celgene Corp.	11,900	823,084	86,076
CenterPoint Energy, Inc.	39,200	781,410	53,550
CF Industries Holdings, Inc.	12,800	2,354,400	490,272
Charles River Laboratories International, Inc.	16,100	547,417	90,143
Chemed Corp.	2,800	178,404	15,608
Chevron Corp.	23,900	2,513,592	272,192
Chicos’s, Inc.	85,900	1,353,889	201,760
Church & Dwight Co., Inc.	3,100	175,195	(7,826)
CIGNA Corp.	32,900	1,476,195	75,698
Cinemark Holdings, Inc.	13,300	314,272	(15,953)
Cintas Corp.	8,100	323,072	12,673
Cisco Systems, Inc.	271,400	4,564,906	616,120
CitiGroup, Inc.	56,100	1,477,896	357,696
Citrix Systems, Inc.	6,100	472,997	(5,920)
CLARCOR, Inc.	1,700	82,960	(7,089)
Cleco Corp.	3,400	147,412	(4,680)
CNH Global NV	2,500	97,256	(331)
Coca-Cola Enterprises, Inc.	51,100	1,498,532	99,365
Colgate-Palmolive Co.	1,300	131,862	7,524
Comcast Corp.	63,300	2,058,128	206,113
Commerce Bancshares, Inc.	5,205	208,668	1,249
Commercial Metals Co.	123,700	1,607,658	25,182
Community Health Systems, Inc.	37,500	986,153	106,597
Commvault Systems, Inc.	6,900	331,176	73,854
Computer Sciences Corp.	38,500	980,316	259,769
Compuware Corp.	102,200	878,647	134,155
Comtech Telecommunications Corp.	5,400	153,194	(3,938)
ConAgra Foods, Inc.	13,600	343,167	32,057
ConocoPhillips	55,300	3,061,779	100,275
Consolidated Edison, Inc.	14,000	875,268	(36,808)
Convergys Corp.	59,700	879,216	56,283
Con-way, Inc.	42,400	1,401,012	(240,524)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cooper Cos., Inc./The	14,700	$1,237,713	$150,849
Copa Holdings SA	100	7,681	446
Copart, Inc.	17,600	461,931	26,117
Corning, Inc.	52,600	619,391	72,299
Corrections Corp. of America	18,000	492,804	109,296
Costco Wholesale Corp.	7,700	693,974	76,989
Covance, Inc.	16,100	739,540	12,169
Covidien PLC	21,800	1,195,004	100,352
CR Bard, Inc.	500	50,210	2,115
Crane Co.	33,400	1,318,994	14,668
Crocs, Inc.	110,100	1,897,924	(113,203)
Crown Holdings, Inc.	39,600	1,437,298	18,002
CSX Corp.	21,100	460,515	(22,690)
Cummins, Inc.	25,200	2,444,090	(120,398)
CVS Caremark Corp.	37,400	1,717,297	93,611
Cypress Semiconductor	34,000	404,014	(39,534)
Cytec Industries, Inc.	10,400	670,301	11,107
DaVita, Inc.	23,800	2,141,170	324,748
Dean Foods Co.	133,500	2,070,200	112,525
Dell, Inc.	9,800	119,373	(22,745)
Delta Air Lines, Inc.	243,800	2,462,795	(229,587)
Denbury Resources, Inc.	33,600	530,004	12,972
Devon Energy Corp.	21,200	1,238,039	44,561
Diebold, Inc.	8,800	305,644	(8,996)
Dillards, Inc.	33,000	2,221,141	165,419
Discover Financial Services	72,100	2,471,271	393,262
DISH Network Corp.	162,700	4,846,638	133,609
Dolby Laboratories, Inc.	28,400	1,211,749	(281,649)
Dollar General Corp.	7,500	377,880	8,670
Dollar Tree, Inc.	14,000	690,874	(15,024)
Dominos Pizza, Inc.	39,300	1,297,500	184,110
Domtar Corp.	7,400	575,271	4,075
Donaldson Co., Inc.	2,300	78,959	874
DR Horton, Inc.	30,600	569,788	61,796
Dr Pepper Snapple Group, Inc.	16,200	706,619	14,767
Dresser-Rand Group, Inc.	17,500	848,990	115,435
DST Systems, Inc.	12,300	654,331	41,357
DSW, Inc.	7,500	422,813	77,587
DTE Energy Co.	26,600	1,576,282	18,122
Dun & Bradstreet Corp./The	9,000	620,168	96,412
E*Trade Financial Corp.	94,800	879,406	(44,218)
East West BanCorp., Inc.	25,300	559,383	(25,047)
Eastman Chemical Co.	1,600	81,692	9,524
Edison International	41,400	1,866,563	25,003
Eli Lilly & Co.	42,200	1,826,565	174,137
EMCOR Group, Inc.	20,100	564,315	9,339

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Endo Pharmaceuticals Holdings, Inc.	39,300	$1,254,487	$(7,891)
Energen Corp.	2,600	121,536	14,730
Energizer Holdings, Inc.	8,900	625,251	38,778
Energy XXI, Inc.	5,100	162,931	15,314
Entergy Corp.	14,000	970,776	(576)
EOG Resources, Inc.	1,600	173,056	6,224
Equifax, Inc.	5,400	247,861	3,671
Everest Re Group Ltd.	11,600	1,192,917	47,819
EXCO Resources, Inc.	43,000	308,459	35,971
Expedia, Inc.	34,400	1,737,419	252,277
Express Scripts PLC	13,700	820,829	37,750
EzCorp., Inc.	22,000	546,700	(42,240)
Fair Isaac Corp.	13,100	554,469	25,337
FedEx Corp.	5,100	458,495	(26,933)
Fifth Third BanCorp.	153,100	2,113,706	260,875
First Solar, Inc.	23,500	444,774	75,634
FirstEnergy Corp.	2,700	132,303	(13,233)
Fiserv, Inc.	3,300	218,724	25,575
Flextronics, Inc.	379,400	2,474,823	(198,423)
FMC Corp.	1,900	100,019	5,203
Foot Locker, Inc.	110,800	3,464,376	469,024
Forest Laboratories, Inc.	62,500	2,166,487	59,138
Forest Oil Corp.	67,500	433,138	137,237
Fortinet, Inc.	58,500	1,431,653	(19,463)
Foster Wheeler AG	14,800	261,489	93,119
Fulton Financial Corp.	48,400	496,036	(18,812)
GameStop Corp.	122,700	2,315,537	261,163
Gap, Inc./The	29,500	1,028,287	27,223
Gartner, Inc.	16,600	735,701	29,393
General Cable Corp.	32,100	890,391	52,707
General Dynamics Corp.	9,900	643,009	11,579
General Electric Co.	49,400	1,033,069	88,805
GenOn Energy, Inc.	85,100	172,030	43,273
Genuine Parts Co.	10,900	669,055	(3,828)
Genworth Financial, Inc.	549,000	2,919,801	(48,531)
Global Payments, Inc.	11,900	508,918	(11,141)
Goldman Sachs Group, Inc./The	8,700	879,966	109,050
Goodyear Tire & Rubber Co./The	29,700	353,165	8,878
Google, Inc.	800	466,636	136,964
Graco, Inc.	1,700	87,163	(1,687)
Guess?, Inc.	87,800	2,386,458	(154,582)
Halliburton Co.	22,700	711,683	53,080
Hanover Insurance Group, Inc./The	6,000	231,268	(7,708)
Harman International Industries, Inc.	75,200	3,140,367	330,865
Harris Teeter Supe Co.	6,000	239,572	(6,532)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Harsco Corp.	14,100	$293,933	$(4,460)
Hasbro, Inc.	33,000	1,138,924	120,686
Hawaiian Electric Industries, Inc.	6,800	194,437	(15,529)
HCC Insurance Holdings, Inc.	23,800	760,288	46,294
Health Net, Inc.	64,200	1,637,999	(192,857)
HealthSouth Corp.	2,700	64,749	213
Helix Energy Solutions Group, Inc.	75,300	1,379,610	(3,879)
Henry Schein, Inc.	3,100	242,671	3,066
Hershey Co./The	4,100	281,967	8,682
Hess Corp.	33,200	1,568,229	215,275
Hill-Rom Holdings, Inc.	52,500	1,610,529	(84,879)
Hillshire Brands Co.	88,500	2,611,593	(241,563)
Hittite Microwave Corp.	400	20,828	1,360
HollyFrontier Corp.	26,600	867,639	230,143
Home Depot, Inc.	14,600	746,624	134,778
Honeywell International, Inc.	4,200	237,912	13,038
Hormel Foods Corp.	3,200	93,728	(160)
Hubbell, Inc.	4,700	371,783	7,695
Hudson City BanCorp., Inc.	16,700	120,504	12,428
Humana, Inc.	41,800	3,119,882	(187,612)
Huntington Bancshares, Inc.	216,100	1,391,211	99,879
IAC/InterActiveCorp.	53,900	2,658,009	148,025
Ingersoll-Rand PLC	33,000	1,425,381	53,679
Ingram Micro, Inc.	161,500	2,795,692	(336,047)
Ingredion, Inc.	26,200	1,426,944	18,248
Integrys Energy Group, Inc.	1,000	53,667	(1,467)
Intel Corp.	48,900	1,204,993	(95,941)
International Paper Co.	2,800	96,213	5,483
Interpublic Group of Cos, Inc./The	237,200	2,625,349	12,315
Intuit, Inc.	13,300	762,522	20,582
InvesCo., Ltd.	63,200	1,425,842	153,526
Itron, Inc.	22,200	894,462	63,468
ITT Corp.	87,600	1,903,812	(138,672)
ITT Educational Services, Inc.	19,100	1,167,076	(551,483)
Jabil Circuit, Inc.	140,700	2,932,424	(298,520)
Jacobs Engineering Group, Inc.	4,900	192,521	5,586
JDS Uniphase Corp.	166,200	1,770,806	287,581
JM Smucker Co./The	1,200	90,948	12,648
Johnson & Johnson	4,100	278,414	4,117
Jones Lang LaSalle, Inc.	4,300	333,594	(5,289)
JPMorgan Chase & Co.	72,700	2,496,168	446,728
Kansas City Southern	100	6,896	682
KBR, Inc.	137,400	3,859,847	237,421

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kennametal, Inc.	2,200	$76,099	$5,477
Key Energy Group	31,600	245,867	(24,667)
KeyCorp.	264,900	2,071,688	243,538
Kimberly-Clark Corp.	19,900	1,672,622	34,400
KLA-Tencor Corp.	23,300	1,088,712	22,814
Kraft Foods, Inc.	23,000	917,172	33,878
Kroger Co./The	5,900	134,090	4,796
L-3 Communications Holdings, Inc.	5,800	404,441	11,477
Landstar System, Inc.	8,500	456,006	(54,126)
Lender Processing Services, Inc.	5,400	150,434	172
LKQ Corp.	6,800	119,212	6,588
Lockheed Martin Corp.	7,400	650,601	40,411
Loews Corp.	37,100	1,509,434	21,312
Lorillard, Inc.	2,400	306,085	(26,605)
Lowe’s Cos, Inc.	113,200	3,048,594	374,574
LSI Corp.	264,500	2,041,466	(213,771)
Lyondellbasell Industries, Inc.	131,500	5,283,421	1,509,869
Macy’s, Inc.	67,900	2,572,886	(18,488)
Magellan Health Services, Inc.	11,100	510,097	62,774
Manpower, Inc.	44,400	1,651,100	(17,180)
Marathon Oil Corp.	99,300	2,542,964	393,337
Marsh & McLennan Cos, Inc.	17,800	580,861	23,093
Marvell Technology Group Ltd.	140,800	1,817,002	(528,682)
Mastercard, Inc.	700	291,577	24,459
Mattel, Inc.	23,500	798,607	35,173
Maxim Integrated Products, Inc.	7,100	189,633	(631)
McDermott International, Inc.	274,900	2,841,793	517,485
McDonald’s Corp.	2,000	180,618	2,882
McGraw-Hill Cos, Inc./The	2,400	114,077	16,939
McKesson Corp.	25,400	2,254,221	(69,059)
McMoRan Exploration Co.	13,300	186,133	(29,858)
MeadWestvaco Corp.	28,200	798,778	64,142
MetroPCS Communications, Inc.	30,200	191,666	161,976
MGM Resorts International	17,700	173,197	17,078
MKS Instruments, Inc.	69,300	1,799,375	(32,918)
Mohawk Industries, Inc.	8,800	630,045	74,131
Molex, Inc.	19,500	478,317	34,143
Monsanto Co.	22,800	1,767,490	307,766
Monster Beverage Corp.	43,200	2,856,819	(517,107)
Motorola Solutions, Inc.	31,900	1,559,315	53,230
Murphy Oil Corp.	37,300	1,844,406	158,231

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nabors Industries Ltd.	147,200	$2,152,239	$(87,023)
National Oilwell Varco, Inc.	21,900	1,470,768	283,641
Navistar International Corp.	14,100	423,366	(125,997)
NCR Corp.	160,500	3,659,673	81,582
Neustar, Inc.	6,600	230,406	33,792
New York Times Co./The	30,900	198,749	102,835
Newell Rubbermaid, Inc.	19,500	347,472	24,783
Newfield Exploration Co.	7,700	253,226	(12,062)
News Corp.	173,200	3,710,276	538,320
NiSource, Inc.	7,200	178,607	4,849
Nordson Corp.	1,900	97,601	13,777
Norfolk Southern Corp.	11,900	854,536	(97,339)
Northrop Grumman Corp.	49,700	3,253,641	47,930
NorthWestern Corp.	900	32,626	(19)
NV Energy, Inc.	19,100	325,522	18,469
NVIDIA Corp.	137,600	1,775,615	59,969
NVR, Inc.	100	86,737	(2,287)
Occidental Petroleum Corp.	7,700	654,723	7,939
Oceaneering International, Inc.	29,800	1,475,459	170,991
OGE Energy Corp.	6,800	365,074	12,054
Old Dominion Freight Line, Inc.	27,600	808,888	23,528
Olin Corp.	16,700	350,781	12,110
Omnicom Group, Inc.	3,400	175,352	(48)
ON Semiconductor Corp.	223,000	1,448,519	(72,609)
Orchard Supply Hardware	99	188	5
O’Reilly Automotive, Inc.	4,000	356,085	(21,605)
Owens & Minor, Inc.	16,100	460,655	20,413
Owens-Illinois, Inc.	77,600	1,673,275	(217,499)
PACCAR, Inc.	4,300	162,076	10,031
Packaging Corp. of America	3,500	106,003	21,047
Pall Corp.	7,400	420,033	49,793
Panera Bread Co.	5,300	801,462	104,255
Parker Hannifin Corp.	17,500	1,342,850	119,800
Patterson Cos, Inc.	14,000	487,983	(8,623)
Patterson-UTI Energy, Inc.	80,400	1,238,034	35,502
Paychex, Inc.	11,200	358,969	13,879
Penn National Gaming, Inc.	1,800	79,577	(1,997)
PerkinElmer, Inc.	22,100	589,963	61,324
PetSmart, Inc.	15,200	1,018,907	29,589
Pfizer, Inc.	81,800	1,932,864	99,866
PG&E Corp.	20,600	914,881	(35,879)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Philip Morris International, Inc.	6,300	$571,130	$(4,508)
Pinnacle West Capital Corp.	10,000	524,384	3,616
Plains Exploration & Production Co.	54,100	2,058,394	(31,267)
PMC - Sierra, Inc.	117,100	709,405	(48,961)
PNC Financial Services Group, Inc.	22,900	1,425,775	19,215
PNM Resources, Inc.	19,600	387,641	24,547
Polaris Industries, Inc.	13,400	1,013,981	69,677
Polycom, Inc.	108,400	1,298,365	(228,457)
Popular, Inc.	24,760	407,406	24,161
Portland General Electric Co.	7,600	196,124	9,380
PPG Industries, Inc.	13,800	1,488,263	96,529
ProAssurance Corp.	4,000	356,034	5,726
Procter & Gamble Co.	10,900	691,333	64,691
Protective Life Corp.	62,200	1,726,569	(96,307)
Prudential Financial, Inc.	12,600	604,875	81,951
Public Service Enterprise Group, Inc.	19,200	616,860	996
Pulte Group, Inc.	99,200	1,069,927	467,673
PVH Corp.	10,400	837,566	137,122
QEP Resources, Inc.	13,200	381,377	36,535
QLogic Corp.	100,700	1,394,437	(244,443)
Quest Software, Inc.	19,300	485,781	54,619
RadioShack Corp.	166,600	658,091	(261,583)
RalCorp. Holdings, Inc.	100	7,070	230
Ralph Lauren Corp.	4,100	584,881	35,162
Raytheon Co.	63,900	3,551,474	101,050
Regal Entertainment Group	32,500	449,995	7,280
Regions Financial Corp.	17,300	120,638	4,095
Reinsurance Group of America, Inc.	34,300	1,897,642	87,299
Reliance Steel & Aluminum Co.	38,600	1,994,563	26,147
Reynolds American, Inc.	1,400	56,717	3,959
Riverbed Technology, Inc.	79,700	1,355,668	498,951
Robert Half International, Inc.	10,900	282,593	7,674
Rockwell Automation, Inc.	5,500	426,525	(44,000)
Rockwood Holdings, Inc.	3,100	157,193	(12,733)
Ross Stores, Inc.	42,400	2,630,059	108,981
RPC, Inc.	55,650	655,433	6,246
RPM International, Inc.	23,300	627,663	37,319
Ryder System, Inc.	27,900	1,151,103	(61,329)
SAIC, Inc.	4,000	48,278	(118)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sally Beauty Holdings, Inc.	72,000	$1,940,543	$(134,063)
SEACOR Holdings, Inc.	13,400	1,187,812	(70,788)
Seagate Technology PLC	3,900	122,615	(1,715)
Sears Holdings Corp.	13,300	722,794	15,223
SEI Investments Co.	11,300	214,226	28,159
Sempra Energy	1,100	72,181	(1,242)
Service Corp. International	77,600	936,228	108,268
Shaw Group, Inc./The	42,600	1,187,871	670,341
Sherwin-Williams Co./The	6,000	790,542	102,918
Signet Jewelers Ltd.	22,300	1,022,618	64,730
SLM Corp.	105,900	1,637,175	27,573
SM Energy Co.	8,800	541,216	(65,048)
Smith Corp.	11,300	559,820	90,382
Snap-on, Inc.	9,600	607,577	82,375
Sohu.com, Inc.	22,000	950,423	(24,443)
Sonoco Products Co.	1,200	35,588	1,600
Spectra Energy Corp.	100	2,821	115
Sprint Nextel Corp.	437,800	1,369,920	1,046,736
SPX Corp.	11,200	811,387	(78,795)
Starbucks Corp.	19,900	1,064,607	(54,682)
Starwood Hotels & Resorts Worldwide, Inc.	6,300	337,607	27,541
Steel Dynamics, Inc.	283,300	3,428,740	(247,281)
Swift Energy Co.	27,300	507,490	62,534
Symantec Corp.	118,900	1,802,096	338,104
Synopsys, Inc.	33,000	975,768	113,892
TE Connectivity Ltd.	60,700	2,032,195	32,212
Tech Data Corp.	35,100	1,734,652	(144,622)
Teleflex, Inc.	6,100	393,839	26,085
Telephone & Data System	43,000	990,027	111,203
Tellabs, Inc.	525,200	1,980,227	(121,019)
Tempur Pedic Co.	23,500	625,652	76,763
Thoratec Corp.	54,200	1,782,221	93,099
TIBCO Software, Inc.	39,700	1,236,125	(35,994)
Time Warner Cable, Inc.	26,200	2,141,663	348,909
Timken Co.	63,500	3,027,530	(667,870)
TJX Cos, Inc.	30,600	1,325,913	44,661
Toll Brothers, Inc.	6,800	221,617	4,347
Torchmark Corp.	9,800	502,733	497
Total System Services, Inc.	51,300	1,195,634	20,176
Towers Watson & Co.	19,200	1,226,112	(207,552)
Tractor Supply Co.	8,800	846,232	24,000
Transdigm, Inc.	2,900	362,718	48,705
Travelers Cos, Inc./The	5,700	365,944	23,138
Trinity Industries, Inc.	4,100	93,463	29,414
TRW Automotive Holdings Corp.	11,100	466,228	18,953

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tupperware Brands Corp.	27,900	$1,592,776	$(97,615)
Tyco International Ltd.	25,800	1,421,672	29,836
Tyson Foods, Inc.	68,400	1,190,348	(94,580)
UGI Corp.	1,600	46,848	3,952
Ultra Salon, Inc.	20,400	1,767,977	196,645
Union Pacific Corp.	4,100	497,144	(10,474)
Unit Corp.	27,500	1,087,490	53,760
United States Steel Corp.	81,500	1,715,126	(160,921)
United Technologies Corp.	13,100	974,241	51,358
Universal Health Services, Inc.	28,400	1,141,972	156,760
Unum Group	96,800	1,922,167	(61,671)
URS Corp.	30,600	1,136,699	(56,213)
US BanCorp.	10,100	325,131	21,299
Valero Energy Corp.	15,800	344,139	156,405
Validus Holding Ltd.	42,000	1,380,196	44,024
Valmont Industries, Inc.	1,800	230,510	6,190
Valspar Corp.	21,000	1,084,996	93,104
VeriSign, Inc.	14,700	636,280	79,463
Verisk Analytics, Inc.	4,600	222,700	(3,694)
Verizon Communications, Inc.	24,800	1,103,672	26,464
Vertex Pharmaceuticals, Inc.	7,500	444,366	(24,741)
Viacom, Inc.	4,400	208,808	26,988
Viropharma, Inc.	3,800	85,877	28,959
WABCO Holdings, Inc.	39,200	2,220,459	40,205
Wabtec Corp.	4,800	356,047	29,345
Wal-Mart Stores, Inc.	4,100	298,028	4,552
Walt Disney Co./The	13,100	628,138	56,730
Walter Energy, Inc.	2,000	62,151	2,769
Warnaco Group, Inc./The	28,800	1,333,850	160,870
Warner Chilcott PLC	236,600	3,875,593	(681,493)
Washington Post Co./The	1,600	568,800	12,048
Waste Management, Inc.	3,100	105,651	(6,203)
Waters Corp.	900	74,644	353
Watson Pharmaceuticals, Inc.	6,500	468,287	85,253
Weatherford International Ltd.	47,500	578,768	23,532
Webster Financial Corp.	9,300	197,643	22,767
Weight Watchers International, Inc.	1,800	85,534	9,506
WellPoint, Inc.	6,700	418,125	(29,458)
Wells Fargo & Co.	51,200	1,695,784	72,152
Werner Enterprises, Inc.	6,000	142,532	(14,312)
Western Digital Corp.	108,000	4,011,964	170,876

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WGL Holdings, Inc.	900	$35,298	$927
Whirlpool Corp.	25,200	1,688,803	400,530
Whiting Petroleum Corp.	23,300	1,112,097	(8,143)
Williams-Sonoma, Inc.	26,800	994,296	184,100
Wisconsin Energy Corp.	18,100	726,265	(44,438)
Wolverine World Wide, Inc.	6,200	254,571	20,523
WR Grace & Co.	31,100	1,794,083	43,305
Wyndham Worldwide Corp.	41,800	2,138,420	55,244
Xcel Energy, Inc.	10,900	303,802	(1,763)
Yahoo!, Inc.	34,500	529,333	21,804
Zimmer Holdings, Inc.	10,900	687,497	49,561

			16,863,832

Total Long Positions			16,863,832

Short Positions

United States
Abbott Laboratories	(4,200)	(259,618)	(28,334)
Abercrombie & Fitch Co.	(19,700)	(889,557)	221,333
ACME Packet, Inc.	(80,300)	(1,540,764)	167,634
Activision Blizzard, Inc.	(14,500)	(181,261)	17,701
Actuant Corp.	(44,900)	(1,221,972)	(63,067)
Acuity Brands, Inc.	(400)	(21,523)	(3,793)
Adobe Systems, Inc.	(29,600)	(948,158)	(12,658)
ADTRAN, Inc.	(117,500)	(3,031,425)	1,001,025
Advanced Micro Device	(263,000)	(1,002,998)	116,688
Air Products & Chemicals, Inc.	(5,200)	(425,608)	(4,432)
Alcoa, Inc.	(48,900)	(439,846)	7,081
Alere, Inc.	(52,400)	(1,018,742)	(2,534)
Allegheny Technologies, Inc.	(56,400)	(1,997,195)	198,035
Allergan, Inc.	(15,900)	(1,411,233)	(44,889)
Alliance Data Systems Corp.	(13,000)	(1,679,540)	(165,810)
Altera Corp.	(54,800)	(1,876,805)	14,427
Amazon.com, Inc.	(13,400)	(2,987,129)	(420,759)
American Express Co.	(30,600)	(1,798,760)	58,844
AMETEK, Inc.	(6,200)	(208,759)	(11,031)
Amphenol Corp.	(22,300)	(1,233,164)	(79,860)
ANSYS, Inc.	(1,000)	(69,651)	(3,749)
Apache Corp.	(5,300)	(452,024)	(6,267)
Apollo Group, Inc.	(54,600)	(1,658,464)	72,334
Apple, Inc.	(2,800)	(1,651,824)	(216,504)
ARCH Capital Group, Inc.	(14,100)	(559,028)	(28,660)
Arch Coal, Inc.	(566,100)	(4,218,556)	635,143
Aruba Networks, Inc.	(227,400)	(3,488,845)	(1,624,244)
Ashland, Inc.	(18,500)	(1,230,313)	(94,287)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Assured Guaranty Ltd.	(101,900)	$(1,266,391)	$(121,487)
athenahealth, Inc.	(2,600)	(184,808)	(53,794)
Atmel Corp.	(234,000)	(1,439,587)	208,747
Atwood Oceanics, Inc.	(19,200)	(785,693)	(86,947)
Autonation, Inc.	(7,300)	(256,136)	(62,655)
Avery Dennison Corp.	(7,200)	(217,458)	(11,646)
Avon Products, Inc.	(144,900)	(2,278,512)	(32,643)
Baker Hughes, Inc.	(69,200)	(2,998,920)	(130,996)
Bally Technologies, Inc.	(31,700)	(1,468,585)	(97,078)
Bank of America Corp	(223,300)	(1,674,766)	(296,973)
Bank of Hawaii	(4,300)	(209,643)	13,477
Bank of New York Mellon Corp./The	(32,600)	(720,157)	(17,255)
Barnes Group, Inc.	(11,500)	(288,650)	1,035
Baxter International, Inc.	(4,900)	(286,738)	(8,536)
Baytex Energy Corp.	(2,900)	(122,370)	(15,206)
BB&T Corp.	(900)	(28,158)	(1,686)
Berry Petroleum Co.	(15,000)	(618,378)	8,928
Best Buy Co., Inc.	(48,100)	(956,230)	129,391
Bill Barrett Corp.	(77,000)	(1,798,225)	(109,065)
BioMarin Pharmaceutical, Inc.	(49,600)	(1,849,733)	(147,659)
Black Hills Corp.	(23,300)	(756,761)	(72,020)
BorgWarner, Inc.	(7,300)	(560,984)	56,481
Boston Scientific Corp.	(110,500)	(637,574)	3,304
Brinker International, Inc.	(5,700)	(181,579)	(19,631)
Bristol-Myers Squibb Co.	(33,900)	(1,117,411)	(26,714)
Broadcom Corp.	(5,900)	(206,438)	2,416
Brookdale Senior Living	(60,100)	(1,036,092)	(359,430)
Cablevision Systems Corp.	(74,500)	(1,049,525)	(131,300)
CACI International, Inc.	(5,800)	(311,387)	11,005
Cadence Design Systems, Inc.	(5,900)	(67,310)	(8,594)
Calpine Corp.	(36,800)	(655,122)	18,482
Campbell Soup Co.	(15,100)	(500,919)	(24,863)
CarMax, Inc.	(127,300)	(3,650,164)	47,574
Carnival Corp.	(23,900)	(753,936)	(116,980)
Casey’s General Stores, Inc.	(2,900)	(170,959)	5,253
Cash America International, Inc.	(23,000)	(1,011,815)	124,705
Caterpillar, Inc.	(38,800)	(3,385,835)	47,483
Cavium, Inc.	(107,500)	(2,769,192)	(813,783)
Centene Corp.	(38,700)	(1,498,777)	51,010
CenturyLink, Inc.	(19,400)	(760,510)	(23,250)
Cepheid, Inc.	(55,400)	(2,246,477)	334,623
Cerner Corp.	(3,800)	(298,636)	4,478

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CH Robinson Worldwide, Inc.	(34,600)	$(2,039,891)	$14,061
Charles Schwab Corp./The	(398,900)	(5,157,012)	55,081
Chart Industries, Inc.	(10,700)	(721,751)	(68,444)
Check Point Software	(28,800)	(1,370,229)	(16,779)
Cheesecake Factory, Inc.	(19,300)	(628,913)	(61,062)
Chesapeake Energy Corp.	(64,500)	(1,129,664)	(87,451)
Childrens Place Retail Stores, Inc./The	(25,300)	(1,159,785)	(358,215)
Chipotle Mexican Grill, Inc.	(12,300)	(4,354,226)	448,484
Ciena Corp.	(179,100)	(2,291,888)	(143,872)
Cimarex Energy Co.	(15,000)	(869,723)	(8,527)
Cinncinnati Financial Corp.	(34,000)	(1,213,889)	(74,371)
City National Corp.	(4,600)	(236,025)	(921)
Clean Harbors, Inc.	(6,400)	(376,599)	63,959
Cliffs Natural Resources, Inc.	(98,400)	(3,948,718)	98,326
Clorox Co.	(5,000)	(360,101)	(149)
CMS Energy Corp.	(5,700)	(128,079)	(6,156)
Coach, Inc.	(89,300)	(5,105,396)	102,810
Coca-Cola Co./The	(41,800)	(1,610,951)	25,477
Cognizant Technology Solutions Corp.	(43,400)	(2,555,305)	(479,223)
Comerica, Inc.	(66,100)	(2,044,991)	(7,414)
Compass Minerals International, Inc.	(6,300)	(475,975)	6,058
Concho Resources, Inc.	(9,900)	(871,876)	(66,149)
Concur Technologies, Inc.	(46,700)	(2,991,247)	(451,944)
Consol Energy, Inc.	(118,900)	(3,600,869)	27,924
Continental Resources, Inc.	(13,000)	(923,360)	(76,340)
Core Laboratories NV	(17,400)	(2,115,504)	1,752
Coventry Health Care, Inc.	(4,600)	(149,728)	(42,046)
Cree, Inc.	(119,200)	(3,589,432)	546,256
Crown Castle International Corp.	(19,700)	(1,154,824)	(107,946)
Cubist Pharmaceutical Co.	(12,700)	(532,585)	(72,951)
Cullen Frost Bankers	(5,200)	(301,602)	2,966
CVR Energy, Inc.	(5,400)	(162,138)	(36,312)
Dana Holding Corp.	(104,200)	(1,402,266)	120,606
Danaher Corp.	(32,300)	(1,686,826)	(94,519)
Darden Restaurants, Inc.	(13,600)	(688,690)	(69,510)
Darling International	(20,900)	(341,454)	(40,807)
Deckers Outdoor Corp.	(45,100)	(2,246,400)	593,936
Deere & Co.	(5,700)	(449,839)	(20,354)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DENTSPLY International, Inc.	(25,900)	$(988,656)	$830
DeVry, Inc.	(20,200)	(390,188)	(69,564)
Diamond Offshore Drill	(2,700)	(165,792)	(11,895)
Dick’s Sporting Goods, Inc.	(27,800)	(1,368,863)	(72,567)
Discovery Communications, Inc.	(20,300)	(1,035,049)	(175,440)
Dominion Resources, Inc.	(23,000)	(1,224,200)	6,580
Dover Corp.	(100)	(5,263)	(686)
Dow Chemical Co./The	(83,000)	(2,651,340)	247,660
DreamWorks Animation SKG, Inc.	(3,300)	(57,028)	(6,431)
Dril-Quip, Inc.	(4,900)	(329,006)	(23,206)
Eagle Materials, Inc.	(17,700)	(633,598)	(185,204)
eBay, Inc.	(20,600)	(868,342)	(128,904)
Ecolab, Inc.	(26,700)	(1,750,954)	20,527
Edwards Lifesciences Corp.	(4,300)	(438,872)	(22,819)
EI du Pont de Nemours & Co.	(12,100)	(630,289)	22,022
Electronic Arts, Inc.	(21,800)	(281,161)	4,519
EMC Corp.	(24,000)	(633,473)	(21,007)
Emerson Electric Co.	(20,600)	(974,459)	(19,903)
Enerplus Corp.	(12,300)	(190,597)	(13,706)
EQT Corp.	(9,800)	(540,203)	(37,997)
Equinix, Inc.	(20,100)	(3,310,146)	(831,459)
Estee Lauder Cos., Inc./The	(1,900)	(112,518)	(4,465)
Esterline Technologies Corp.	(3,100)	(192,230)	18,196
Exelon Corp.	(32,100)	(1,200,184)	58,066
Expeditors International of Washington, Inc.	(7,600)	(277,434)	1,098
Exxon Mobil Corp.	(1,200)	(99,972)	(9,768)
F5 Networks, Inc.	(3,700)	(349,723)	(37,667)
Factset Research Systems, Inc.	(7,400)	(768,805)	55,297
Fairchild Semiconductor Co.	(28,100)	(388,707)	20,035
Family Dollar Stores, Inc.	(2,100)	(132,375)	(6,855)
Fastenal Co.	(72,400)	(3,108,538)	(3,938)
Fidelity National Financial, Inc.	(15,200)	(290,536)	(34,592)
Fidelity National Information Services, Inc.	(3,000)	(96,720)	3,060
Finisar Corp.	(290,500)	(3,906,682)	(247,468)
First Horizon National Corp.	(137,600)	(1,204,663)	(120,425)
FirstMerit Corp.	(17,100)	(269,708)	17,825
FLIR Systems, Inc.	(71,600)	(1,472,516)	42,306
Flowers Foods, Inc.	(35,900)	(781,639)	57,177

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Flowserve Corp.	(6,300)	$(737,008)	$(67,754)
Fluor Corp.	(10,700)	(526,458)	(75,738)
FMC Technologies, Inc.	(28,500)	(1,309,439)	(10,111)
Forest City Enterprises, Inc.	(147,500)	(2,188,969)	(148,906)
Fossil, Inc.	(25,400)	(1,790,867)	(360,513)
Franklin Resources, Inc.	(11,900)	(1,351,671)	(136,662)
Freeport-McMoRan Copper & Gold, Inc.	(69,100)	(2,340,841)	(394,137)
FTI Consulting, Inc.	(58,000)	(1,659,699)	112,259
Gannett Co., Inc.	(91,100)	(1,235,524)	(381,501)
Garmin, Ltd.	(1,100)	(41,086)	(4,828)
GATX Corp.	(16,600)	(669,168)	(35,336)
General Mills, Inc.	(13,100)	(510,373)	(11,662)
Genesee & Wyoming, Inc.	(10,000)	(544,449)	(124,151)
Gentex Corp.	(93,200)	(1,824,046)	238,714
Geo Group, Inc./The	(30,100)	(680,783)	(152,084)
Gilead Sciences, Inc.	(19,900)	(1,048,141)	(271,826)
GrafTech International Ltd.	(38,500)	(372,286)	26,171
Great Plains Energy, Inc.	(4,600)	(91,310)	(11,086)
Green Mountain Coffee Roasters, Inc.	(227,400)	(5,515,349)	114,599
Greenhill & Co., Inc.	(50,600)	(1,844,889)	(773,661)
Gulfport Energy Corp.	(39,800)	(881,960)	(362,188)
H&R Block, Inc.	(77,400)	(1,136,559)	(204,783)
H.J. Heinz Co.	(500)	(26,970)	(1,005)
Hain Celestial Group, Inc./The	(16,700)	(936,844)	(115,256)
Hancock Holding Co.	(10,000)	(306,140)	(3,360)
Hanesbrands, Inc.	(52,500)	(1,487,241)	(186,459)
Harley-Davidson, Inc.	(7,400)	(336,562)	23,024
Harris Corp.	(60,100)	(2,480,833)	(597,489)
Hartford Financial Services Group, Inc.	(76,300)	(1,370,565)	(112,707)
Helmerich & Payne, Inc.	(4,500)	(211,455)	(2,790)
Hertz Global Holdings, Inc.	(160,900)	(2,360,490)	151,333
Hewlett-Packard Co.	(82,500)	(1,778,717)	371,267
Hexcel Corp.	(56,200)	(1,431,342)	81,418
Hologic, Inc.	(4,600)	(80,388)	(12,716)
Hospira, Inc.	(59,300)	(2,005,264)	59,038
Huntsman Corp.	(69,900)	(883,849)	(159,758)
IDEX Corp.	(8,300)	(335,879)	(10,812)
IDEXX Laboratories, Inc.	(4,100)	(381,460)	(25,875)
IHS, Inc.	(5,200)	(551,316)	45,096
Illinois Tool Works, Inc.	(17,500)	(962,975)	(77,750)
Informatica Corp.	(64,000)	(1,976,069)	(251,771)
InterDigital, Inc.	(33,800)	(1,024,363)	(235,701)
International Flavors & Fragrances, Inc.	(1,500)	(85,238)	(4,132)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Interoil Corp.	(3,000)	$(174,900)	$(56,880)
Intersil Corp.	(7,500)	(79,645)	14,020
Intrepid Potash, Inc.	(110,400)	(2,403,740)	32,348
Intuitive Surgical, Inc.	(3,200)	(1,589,402)	3,386
IPG Photonics Corp.	(29,100)	(1,354,546)	(312,884)
Iron Mountain, Inc.	(28,000)	(873,741)	(81,339)
ITC Holdings Corp.	(11,800)	(841,873)	(49,971)
Jack Henry & Associates, Inc.	(400)	(13,214)	(1,946)
Jarden Corp.	(6,900)	(326,960)	(37,636)
Jazz Pharmaceuticals Co.	(23,800)	(1,113,496)	(243,342)
JB Hunt Transport Services, Inc.	(11,600)	(643,650)	39,986
JC Penney Co., Inc.	(82,500)	(2,226,670)	222,745
Jefferies Group, Inc.	(97,000)	(1,312,556)	(15,374)
JetBlue Airways Corp.	(197,400)	(963,906)	18,360
Johnson Controls, Inc.	(72,500)	(2,186,679)	200,179
Joy Global, Inc.	(29,300)	(1,555,581)	(86,977)
Juniper Networks, Inc.	(100,500)	(1,803,799)	84,244
Kellogg Co.	(26,500)	(1,337,301)	(31,689)
Kirby Corp.	(40,200)	(2,113,341)	(108,915)
Knight Transportation, Inc.	(23,200)	(380,048)	48,288
Kohl’s Corp.	(27,000)	(1,359,535)	(23,405)
Laboratory Corp. of America Holdings	(7,100)	(616,498)	(40,039)
Lam Research Corp.	(23,400)	(869,641)	125,872
Lamar Advertising Co.	(54,000)	(1,455,859)	(545,381)
Las Vegas Sands Corp.	(44,200)	(1,802,978)	(246,576)
Leap Wireless International, Inc.	(234,600)	(1,329,897)	(270,075)
Legg Mason, Inc.	(52,000)	(1,239,616)	(43,744)
Leggett & Platt, Inc.	(36,000)	(744,277)	(157,523)
Lennar Corp.	(56,100)	(1,643,448)	(307,149)
Lennox International, Inc.	(2,900)	(124,618)	(15,626)
Leucadia National Corp.	(24,200)	(517,348)	(33,202)
Level 3 Communication	(9,200)	(197,530)	(13,794)
Lexmark International, Inc.	(4,700)	(99,699)	(4,876)
Liberty Global, Inc.	(3,000)	(145,268)	(36,982)
Life Technologies Corp.	(16,500)	(737,890)	(68,630)
Life Time Fitness, Inc.	(37,300)	(1,652,793)	(53,309)
LifePoint Hospitals, Inc.	(3,300)	(121,341)	(19,833)
Lincoln National Corp.	(24,400)	(555,624)	(34,612)
Linear Technology Corp.	(9,800)	(300,944)	(11,186)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ltd. Brands, Inc.	(35,700)	$(1,719,072)	$(39,510)
Lufkin Industries, Inc.	(42,900)	(2,444,278)	135,400
Lululemon Athletica, Inc.	(57,800)	(3,808,412)	(465,320)
M&T Bank Corp.	(3,500)	(296,047)	(37,013)
Manitowoc Co., Inc./The	(131,700)	(1,512,376)	(244,502)
Markel Corp.	(2,000)	(869,226)	(47,754)
Marriott International, Inc.	(20,700)	(811,026)	1,656
Martin Marietta Materials, Inc.	(26,500)	(2,024,487)	(171,568)
Masco Corp.	(44,800)	(617,569)	(56,671)
Masimo Corp.	(44,000)	(964,440)	(99,480)
McCormick & Co., Inc.	(8,800)	(525,018)	(20,934)
MDU Resources Group, Inc.	(15,200)	(337,042)	2,034
Medicis Pharmaceutical Corp.	(31,400)	(1,105,210)	(253,468)
Mednax, Inc.	(20,000)	(1,337,399)	(151,601)
Medtronic, Inc.	(11,500)	(437,345)	(58,535)
MEMC Electronic Materials, Inc.	(92,100)	(234,800)	(18,475)
Men’s Wearhouse, Inc./The	(41,300)	(1,306,736)	(115,223)
Merck & Co., Inc.	(8,600)	(352,407)	(35,453)
MetLife, Inc.	(31,100)	(1,054,912)	(16,794)
Mettler-Toledo International, Inc.	(7,500)	(1,184,957)	(95,593)
Micro Devices, Inc.	(123,700)	(495,239)	6,624
Microchip Technology	(14,100)	(446,241)	(15,393)
Micron Technology, Inc.	(47,700)	(286,276)	791
Monster Worldwide, Inc.	(10,100)	(736,538)	(3,590)
Monster Worldwide, Inc.	(131,400)	(999,603)	36,441
Mosaic Co./The	(26,000)	(1,403,465)	(94,395)
MSC Industrial Direct Co., Inc.	(12,000)	(787,297)	(22,223)
Mylan, Inc.	(94,800)	(1,980,199)	(332,921)
National Fuel Gas Co.	(1,700)	(85,396)	(6,472)
NetApp, Inc.	(39,300)	(1,341,286)	49,102
Netflix, Inc.	(19,500)	(1,542,841)	481,261
NextEra Energy, Inc.	(8,600)	(551,690)	(53,148)
NII Holdings, Inc.	(113,400)	(1,018,463)	128,273
NIKE, Inc.	(14,000)	(1,322,288)	(6,452)
Noble Corp.	(58,900)	(2,016,814)	(90,628)
Noble Energy, Inc.	(100)	(8,668)	(603)
Nordstrom, Inc.	(33,200)	(1,808,140)	(23,836)
Northeast Utilities	(7,900)	(308,046)	6,029
Northern Trust Corp.	(9,800)	(445,292)	(9,575)
NRG Energy, Inc.	(101,800)	(1,800,399)	(377,103)
Nu Skin Enterprises	(40,300)	(1,868,529)	303,680
Nuance Communications, Inc.	(152,800)	(3,448,388)	(354,804)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nucor Corp.	(31,200)	$(1,158,902)	$(34,810)
Oil States International, Inc.	(2,800)	(197,453)	(25,035)
Old Republic International Corp.	(87,000)	(829,110)	20,010
Omnicare, Inc.	(5,600)	(180,848)	(9,384)
Oneok, Inc.	(16,500)	(718,151)	(78,964)
Onyx Pharmaceuticals, Inc.	(31,400)	(2,210,145)	(443,155)
Oracle Corp.	(7,900)	(219,462)	(29,309)
Oshkosh Corp.	(13,500)	(296,168)	(74,137)
Owens Corning	(39,300)	(1,284,615)	(30,363)
Parametric Technology	(21,100)	(438,928)	(21,052)
Peabody Energy Corp.	(55,700)	(1,160,460)	(81,093)
Penn West Petroleum Corp.	(55,300)	(739,103)	(48,369)
Penske Automotive Group, Inc.	(44,100)	(1,121,081)	(205,888)
Pentair, Inc.	(43,100)	(1,817,380)	(101,001)
Pepco Holdings, Inc.	(4,900)	(92,414)	(196)
PepsiCo, Inc.	(19,700)	(1,354,158)	(40,011)
Perrigo Co.	(18,000)	(1,995,671)	(95,389)
Pioneer Natural Resources Co.	(22,800)	(2,219,532)	(160,788)
Pitney Bowes, Inc.	(13,200)	(201,300)	18,876
Plantronics, Inc.	(9,200)	(291,117)	(33,919)
Polypore International	(14,200)	(499,651)	(2,319)
PPL Corp.	(20,000)	(575,449)	(5,551)
Praxair, Inc.	(9,300)	(1,038,527)	72,443
Precision Castparts Corp.	(4,100)	(666,120)	(3,574)
priceline.com, Inc.	(3,700)	(2,527,516)	238,215
Principal Financial Group, Inc.	(22,000)	(591,551)	(1,129)
Progressive Corp./The	(44,300)	(972,972)	54,190
Prosperity Bancshares, Inc.	(3,200)	(145,071)	8,687
PSS World Medical, Inc.	(7,100)	(164,034)	2,297
QUALCOMM, Inc.	(69,500)	(3,946,813)	(396,242)
Quality Systems, Inc.	(16,900)	(469,468)	155,973
Quanta Services, Inc.	(52,000)	(1,227,388)	(57,012)
Quest Diagnostics, Inc.	(8,900)	(523,928)	(40,599)
Questar Corp.	(5,100)	(101,126)	(2,557)
Rackspace Hosting, Inc.	(63,100)	(3,059,705)	(1,110,574)
Rambus, Inc.	(24,300)	(103,044)	(31,578)
Range Resources Corp.	(43,700)	(2,755,190)	(298,129)
Red Hat, Inc.	(9,300)	(506,037)	(23,505)
Regal-Beloit Corp.	(3,600)	(222,394)	(31,334)
Renaissance Re Holdings, Inc.	(1,500)	(117,052)	1,492
Rent-A-Center, Inc.	(16,400)	(550,339)	(24,973)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Republic Services, Inc.	(17,800)	$(474,514)	$(15,164)
ResMed, Inc.	(8,700)	(290,939)	(61,150)
Rockwell Collins, Inc.	(10,400)	(529,716)	(28,140)
Roper Industries, Inc.	(7,900)	(794,578)	(73,553)
Rosetta Resources, Inc.	(28,800)	(1,175,173)	(204,347)
Rovi Corp.	(58,500)	(1,137,186)	288,351
Rowan Co.	(27,400)	(857,040)	(68,258)
Safeway, Inc.	(43,700)	(793,056)	89,923
Saks, Inc.	(22,100)	(228,150)	299
Salesforce.com, Inc.	(52,400)	(7,337,040)	(663,916)
Salix Pharmaceutical Corp.	(60,100)	(3,084,440)	539,806
Sanderson Farms, Inc.	(600)	(31,056)	4,434
SanDisk Corp.	(115,300)	(4,208,687)	(798,792)
SandRidge Energy, Inc.	(531,200)	(3,506,216)	(196,248)
SBA Communications Corp.	(4,100)	(228,561)	(29,329)
SCANA Corp.	(1,200)	(54,972)	(2,952)
Schlumberger Ltd.	(13,600)	(949,114)	(34,574)
Schnitzer Steel Industries, Inc.	(8,300)	(287,253)	53,608
Scotts Miracle-Gro Co.	(11,100)	(474,742)	(7,775)
Scripps Networks Interactive, Inc.	(11,700)	(646,302)	(70,089)
Sealed Air Corp.	(25,500)	(366,758)	(27,472)
Sensata Technologies	(45,300)	(1,281,698)	(66,883)
Sigma-Aldrich Corp.	(5,600)	(393,061)	(9,971)
Signature Bank Co.	(9,000)	(553,435)	(50,285)
Silicon Laboratories, Inc.	(8,000)	(274,640)	(19,440)
Skyworks Solutions, Inc.	(26,300)	(688,507)	68,748
Smithfield Foods, Inc.	(59,400)	(1,193,820)	26,610
Solera Holdings, Inc.	(3,100)	(123,298)	(12,699)
Southern Co.	(18,300)	(835,347)	(8,100)
Southwest Airlines Co.	(38,100)	(316,961)	(17,176)
Southwestern Energy Co.	(105,900)	(3,297,696)	(385,506)
Spirit Aerosystems Holdings, Inc.	(2,300)	(58,242)	7,159
St. Jude Medical, Inc.	(14,700)	(574,990)	(44,321)
Stanley Black & Decker, Inc.	(14,900)	(1,010,570)	(125,555)
Staples, Inc.	(42,800)	(548,160)	55,104
State Street Corp.	(7,000)	(291,381)	(2,339)
Stericycle, Inc.	(4,100)	(355,163)	(15,969)
STERIS Corp.	(1,000)	(30,146)	(5,324)
Stifel Financial Corp.	(33,100)	(1,090,174)	(21,986)
Strayer Education, Inc.	(600)	(38,235)	(375)
Stryker Corp.	(2,100)	(112,706)	(4,180)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SunTrust Banks, Inc.	(22,000)	$(507,708)	$(114,232)
Superior Energy Services, Inc.	(18,300)	(368,833)	(6,683)
SVB Financial Group	(12,800)	(765,534)	(8,354)
Synovus Financial Corp.	(1,318,300)	(2,646,301)	(478,070)
Sysco Corp.	(18,400)	(509,819)	(65,549)
T Rowe Price Group, Inc.	(23,600)	(1,409,583)	(84,297)
Take-Two Interactive Software, Inc.	(21,100)	(214,848)	(5,225)
Target Corp.	(5,000)	(276,400)	(40,950)
TCF Financial Corp.	(76,300)	(896,471)	(14,551)
TECO Energy, Inc.	(1,900)	(33,868)	162
Tenet Healthcare Corp.	(74,300)	(379,214)	(86,647)
Tenneco, Inc.	(13,400)	(388,691)	13,491
Teradyne, Inc.	(42,200)	(620,808)	20,724
Terex Corp.	(34,000)	(693,107)	(74,613)
Tesoro Corp.	(2,600)	(72,943)	(35,997)
Texas Instruments, Inc.	(63,900)	(1,847,367)	86,922
Textron, Inc.	(23,500)	(566,672)	(48,323)
Thermo Fisher Scientific, Inc.	(5,200)	(275,102)	(30,814)
Tidewater, Inc.	(14,000)	(700,280)	20,860
Tiffany & Co.	(64,300)	(3,730,076)	(248,808)
Time Warner, Inc.	(23,800)	(871,591)	(207,263)
Titanium Metals Corp.	(126,700)	(1,522,636)	(102,925)
Transocean Ltd.	(7,400)	(333,898)	1,712
TreeHouse Foods, Inc.	(16,100)	(927,718)	82,468
Trimble Navigation Ltd.	(12,600)	(598,855)	(1,661)
Triumph Group, Inc.	(18,400)	(1,147,002)	(3,550)
Ultra Petroleum Corp.	(51,700)	(1,116,163)	(20,203)
Under Armour, Inc.	(51,600)	(2,477,025)	(403,803)
United Continental Holdings, Inc.	(16,200)	(380,214)	64,314
United Natural Foods, Inc.	(7,500)	(397,284)	(41,091)
United Parcel Service, Inc.	(2,700)	(208,175)	14,936
United Therapeutics Corp.	(7,900)	(430,584)	(10,868)
UnitedHealth Group, Inc.	(24,500)	(1,358,854)	1,309
Universal Corp.	(1,800)	(84,605)	(7,051)
Urban Outfitters, Inc.	(121,300)	(3,635,044)	(920,984)
Vail Resorts, Inc.	(17,900)	(794,317)	(237,618)
Valley National Bancorp.	(22,300)	(237,303)	13,857
ValueClick, Inc.	(70,700)	(1,164,514)	(50,819)
Varian Medical Systems, Inc.	(12,200)	(724,517)	(11,387)
VCA Antech, Inc.	(57,400)	(1,191,920)	59,418
Vectren Corp.	(400)	(11,600)	160
VF Corp.	(3,100)	(419,541)	(74,475)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Virgin Media, Inc.	(81,900)	$(1,877,956)	$(533,180)
Visa, Inc.	(11,300)	(1,326,734)	(190,630)
Vishay Intertechnology, Inc.	(11,500)	(114,591)	1,546
Volcano Corp.	(30,600)	(882,651)	8,409
Waddell & Reed Financial, Inc.	(17,000)	(514,148)	(42,942)
Walgreen Co.	(12,400)	(422,010)	(29,846)
Watsco, Inc.	(15,000)	(1,117,444)	(19,406)
Wendy’s Company/The	(22,900)	(107,274)	3,079
WESCO International, Inc.	(20,200)	(1,228,846)	73,406
Westar Energy, Inc.	(3,900)	(111,033)	(4,641)
Western Union Co./The	(132,400)	(2,266,738)	(145,590)
Whole Foods Market, Inc.	(3,900)	(366,037)	(13,823)
Williams Cos, Inc./The	(23,300)	(749,628)	(65,173)
Windstream Corp.	(23,500)	(247,110)	9,525
Woodward, Inc.	(24,700)	(951,978)	112,672
World Fuel Services	(1,300)	(48,696)	2,403
Worthington Industries, Inc.	(23,800)	(442,172)	(73,336)
WR Berkley Corp.	(7,700)	(295,895)	7,222
WW Grainger, Inc.	(3,000)	(575,616)	(49,494)
Wynn Resorts Ltd.	(4,300)	(428,682)	(67,710)
Xerox Corp.	(15,200)	(116,128)	4,560
Xilinx, Inc.	(18,800)	(631,495)	3,387
Zions BanCorp.	(170,100)	(3,314,406)	(199,009)

			(21,422,399)

Total Short Positions			(21,422,399)

Total of Long and Short Positions of Portfolio Swap			(4,558,567)

Net Cash and Other Receivables (b)			(3,315,792)

Swaps, at Value			$(7,874,359)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund pledged as collateral to the broker in the amount of $6,051,282.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/24/2013	$341,651

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions

Australia
CGA Mining Ltd.	147,160	CAD	424,231	$(5,100)

Canada
Astral Media, Inc.	51,259		2,509,305	2,808
Nexen, Inc.	148,129		3,787,056	(33,468)
Progress Energy Resources Corp.	109,564		2,378,173	62,527
Rona, Inc.	102,857		1,384,850	(224,557)
Saskatchewan Wheat Pool	153,306		2,493,271	18,945

				(173,745)

Netherlands
Mediq NV	22,414	EUR	371,584	(89)
TNT Express	166,940		1,930,974	(188,901)

				(188,990)

United States
American Greetings Corp.	24,911		$420,353	(1,849)
AMERIGROUP Corp.	32,315		2,918,814	35,746
Ariba, Inc.	59,974		2,678,853	7,982
Brightpoint, Inc.	94,915		845,524	6,813
Citizens Republic Bancorp, Inc.	23,825		471,088	(10,074)
Collective Brands, Inc.	106,407		2,286,696	23,400
Cooper Industries PLC	102,507		7,302,636	391,540
Coventry Health Care, Inc.	189,141		7,876,292	8,996
CVR Energy, Inc.	4,900		148,813	31,262
Deltek, Inc.	57		740	2
Dollar Thrifty Automotive Group, Inc.	46,959		4,026,788	55,358
Energy Group, Inc.	20,140		1,316,605	(3,275)
GenOn Energy, Inc.	2,776,309		7,198,220	(174,158)
Hudson City BanCorp., Inc.	177,541		1,303,279	109,948
Kenexa Corp.	3,033		139,103	(100)
Medicis Pharmaceutical Corp.	33,512		1,455,683	(5,619)
Par Pharmaceutical Cos., Inc.	57,945		2,887,889	8,202
Quest Software, Inc.	39,415		1,100,899	2,721
RailAmerica, Inc.	6,008		163,893	1,147
Robbins & Myers, Inc.	29,378		1,751,840	(912)
Shaw Group, Inc./The	103,263		4,274,770	229,562
Sunrise Senior Living, Inc.	64,297		915,873	1,645
Venoco, Inc.	194,115		2,099,348	206,738

				925,075

Total Long Positions				557,240

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)

Short Positions

Canada
B2Gold Corp.	(106,738)	CAD	(425,273)	$(2,504)

Netherlands
Chicago Bridge & Iron Co. NV	(13,045)		$(475,746)	(21,139)

United States
Aetna, Inc.	(73,182)		(2,860,079)	(37,929)
Eaton Corp.	(80,284)		(3,462,704)	(331,517)
FirstMerit Corp.	(30,321)		(454,139)	7,511
M&T Bank Corp.	(14,843)		(1,321,968)	(90,492)
NRG Energy, Inc.	(337,660)		(7,362,344)	139,797

				(312,630)

Total Short Positions				(336,273)

Total of Long and Short Positions of Portfolio Swap				220,967

Net Cash and Other Receivables (b)				120,684

Swaps, at Value				$341,651

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Morgan Stanley is included in the collateral noted in the other Morgan Stanley total return basket swap.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 99.5%
Consumer Discretionary - 20.0%
Advance Auto Parts, Inc.	2,300	$157,412
Amazon.com, Inc. †	800	203,456
American Eagle Outfitters, Inc.	22,900	482,732
Apollo Group, Inc., Class A †(a)	8,300	241,115
AutoNation, Inc. †(a)	14,700	641,949
AutoZone, Inc. †	2,700	998,109
Bed Bath & Beyond, Inc. †(a)	10,800	680,400
Big Lots, Inc. †(a)	7,800	230,724
BorgWarner, Inc. †(a)	1,700	117,487
Brinker International, Inc. (a)	12,400	437,720
Brunswick Corp.	20,700	468,441
Buckle, Inc./The (a)	7,400	336,182
Carter’s, Inc. †	7,700	414,568
CBS Corp., Class B	59,300	2,154,369
Chipotle Mexican Grill, Inc. †(a)	2,600	825,604
Cinemark Holdings, Inc. (a)	15,800	354,394
Clear Channel Outdoor Holdings, Inc., Class A †(a)	9,300	55,614
Coach, Inc.	3,307	185,258
Comcast Corp., Class A	195,400	6,989,458
Deckers Outdoor Corp. †(a)	5,600	205,184
Dick’s Sporting Goods, Inc. (a)	4,600	238,510
Dillard’s, Inc., Class A	10,500	759,360
Discovery Communications, Inc., Class A †(a)	20,266	1,208,462
DISH Network Corp., Class A	29,800	912,178
Dollar General Corp. †	29,000	1,494,660
Dollar Tree, Inc. †	38,400	1,853,760
Domino’s Pizza, Inc. (a)	10,800	407,160
DR Horton, Inc. (a)	73,900	1,525,296
DSW, Inc., Class A	6,600	440,352
Expedia, Inc.	26,200	1,515,408
Family Dollar Stores, Inc.	4,900	324,870
Foot Locker, Inc. (a)	7,900	280,450
Fossil, Inc. †	6,900	584,430
Gannett Co., Inc. (a)	26,700	473,925
Gap, Inc./The	49,300	1,763,954
Gentex Corp. (a)	13,000	221,130
Genuine Parts Co. (a)	16,500	1,006,995
GNC Holdings, Inc., Class A	12,900	502,713
H&R Block, Inc. (a)	25,400	440,182
Harley-Davidson, Inc. (a)	13,200	559,284
Hasbro, Inc. (a)	3,200	122,144
Home Depot, Inc./The (a)	108,300	6,538,071
HSN, Inc. (a)	8,000	392,400
Hyatt Hotels Corp., Class A †	10,100	405,515
Jarden Corp.	9,200	486,128
JC Penney Co., Inc.	2,900	70,441
Las Vegas Sands Corp. (a)	17,700	820,749
Lennar Corp., Class A (a)	46,600	1,620,282
Liberty Global, Inc., Class A †	12,400	753,300
Liberty Media Corp. - Liberty Capital, Class A †	11,900	1,239,623
LKQ Corp. †(a)	21,400	395,900
Lowe’s Cos., Inc. (a)	77,600	2,346,624
Ltd. Brands, Inc. (a)	29,600	1,458,096
Macy’s, Inc.	44,800	1,685,376
Marriott International, Inc., Class A (a)	24,800	969,680
Mattel, Inc. (a)	33,000	1,170,840
McGraw-Hill Cos., Inc./The	24,400	1,331,996
Mohawk Industries, Inc. †	6,000	480,120
News Corp., Class A (a)	171,800	4,214,254
NIKE, Inc., Class B	4,700	446,077
Nordstrom, Inc.	11,100	612,498

	SHARES	VALUE (Note 3)
Consumer Discretionary - 20.0% (continued)
O’Reilly Automotive, Inc. †	12,400	$1,036,888
Panera Bread Co., Class A †	2,400	410,136
PetSmart, Inc. (a)	9,200	634,616
Polaris Industries, Inc. (a)	10,200	824,874
priceline.com, Inc. †	3,226	1,996,023
PulteGroup, Inc. †	88,400	1,370,200
PVH Corp.	4,900	459,228
Ralph Lauren Corp. (a)	4,900	741,027
Rent-A-Center, Inc. (a)	8,000	280,640
Ross Stores, Inc.	24,800	1,602,080
Sally Beauty Holdings, Inc. †	22,600	567,034
Signet Jewelers Ltd. (Bermuda)	3,900	190,164
Sirius XM Radio, Inc. †	348,900	907,140
Six Flags Entertainment Corp.	7,600	446,880
Standard Pacific Corp. †	66,100	446,836
Starbucks Corp.	33,834	1,717,076
Target Corp.	7,900	501,413
Tempur-Pedic International, Inc. †(a)	16,100	481,229
Tenneco, Inc. †	3,100	86,800
Time Warner Cable, Inc.	21,700	2,062,802
Time Warner, Inc. (a)	37,600	1,704,408
TJX Cos., Inc.	63,000	2,821,770
Toll Brothers, Inc. †(a)	43,000	1,428,890
Tractor Supply Co.	8,000	791,120
Tupperware Brands Corp.	4,600	246,514
Ulta Salon Cosmetics & Fragrance, Inc.	8,300	799,331
Under Armour, Inc., Class A †(a)	13,800	770,454
VF Corp.	10,700	1,705,152
Viacom, Inc., Class B	13,100	702,029
Walt Disney Co./The	108,100	5,651,468
Weight Watchers International, Inc. (a)	8,600	454,080
Whirlpool Corp.	5,700	472,587
Wolverine World Wide, Inc. (a)	8,400	372,708
Wyndham Worldwide Corp.	26,300	1,380,224
Wynn Resorts Ltd.	3,900	450,216
Yum! Brands, Inc.	17,700	1,174,218

		97,941,624

Consumer Staples - 11.5%
Altria Group, Inc. (a)	102,000	3,405,780
Beam, Inc.	5,400	310,716
Brown-Forman Corp., Class B (a)	5,700	371,925
Casey’s General Stores, Inc. (a)	5,900	337,126
Church & Dwight Co., Inc. (a)	12,500	674,875
Coca-Cola Co./The	75,200	2,852,336
Coca-Cola Enterprises, Inc.	6,823	213,355
Colgate-Palmolive Co.	22,200	2,380,284
ConAgra Foods, Inc.	2,400	66,216
Constellation Brands, Inc., Class A †	17,800	575,830
Costco Wholesale Corp.	18,400	1,842,300
CVS Caremark Corp. (a)	63,200	3,060,144
Darling International, Inc. †(a)	15,500	283,495
Dean Foods Co. †	31,800	519,930
Estee Lauder Cos., Inc./The, Class A (a)	24,500	1,508,465
Hain Celestial Group, Inc./The †	7,600	478,800
Herbalife Ltd. (Cayman Islands) (a)	12,700	601,980
Hershey Co./The (a)	21,600	1,531,224
Hillshire Brands Co.	8,960	239,949
HJ Heinz Co. (a)	2,200	123,090
Hormel Foods Corp. (a)	19,500	570,180
Ingredion, Inc.	4,600	253,736
JM Smucker Co./The	6,800	587,044
Kimberly-Clark Corp. (a)	21,000	1,801,380
Kraft Foods, Inc., Class A	35,800	1,480,330

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 11.5% (continued)
Lorillard, Inc. (a)	7,500	$873,375
McCormick & Co., Inc. (a)	3,300	204,732
Mead Johnson Nutrition Co. (a)	6,500	476,320
Monster Beverage Corp. †(a)	24,600	1,332,336
Nu Skin Enterprises, Inc., Class A (a)	5,900	229,097
Philip Morris International, Inc.	94,300	8,481,342
Pricesmart, Inc. (a)	7,900	598,188
Reynolds American, Inc. (a)	38,200	1,655,588
Smithfield Foods, Inc. †	14,000	275,100
TreeHouse Foods, Inc. †(a)	4,700	246,750
Tyson Foods, Inc., Class A	22,700	363,654
Wal-Mart Stores, Inc.	190,200	14,036,760
Whole Foods Market, Inc.	15,000	1,461,000

		56,304,732

Energy - 3.4%
Atwood Oceanics, Inc. †(a)	7,100	322,695
Berry Petroleum Co., Class A (a)	3,600	146,268
Cabot Oil & Gas Corp.	9,500	426,550
CARBO Ceramics, Inc. (a)	3,900	245,388
Cheniere Energy, Inc. †(a)	24,100	374,755
Cobalt International Energy, Inc. †	51,400	1,144,678
Concho Resources, Inc. †(a)	1,100	104,225
Continental Resources, Inc. †(a)	9,100	699,790
Dresser-Rand Group, Inc. †(a)	3,600	198,396
Energen Corp.	2,800	146,748
Energy XXI Bermuda Ltd. (Bermuda) (a)	4,500	157,275
EOG Resources, Inc.	4,300	481,815
Golar LNG Ltd. (Bermuda) (a)	10,300	397,477
HollyFrontier Corp.	5,500	226,985
Kinder Morgan, Inc.	68,800	2,443,776
Kodiak Oil & Gas Corp. †	51,900	485,784
Lufkin Industries, Inc. (a)	1,900	102,258
Marathon Petroleum Corp.	11,900	649,621
National Oilwell Varco, Inc.	9,200	737,012
Oceaneering International, Inc.	7,300	403,325
Pioneer Natural Resources Co. (a)	4,700	490,680
Rosetta Resources, Inc. †(a)	10,000	479,000
Seadrill Ltd. (Norway)	24,700	968,734
SM Energy Co.	8,300	449,113
Spectra Energy Corp.	28,100	825,016
Tesoro Corp.	20,700	867,330
Tidewater, Inc.	2,900	140,737
Valero Energy Corp.	15,500	491,040
Williams Cos., Inc./The (a)	44,200	1,545,674
World Fuel Services Corp. (a)	7,000	249,270
WPX Energy, Inc. †	10,366	171,972

		16,573,387

Financials - 14.1%
Allstate Corp./The (a)	26,900	1,065,509
American Campus Communities, Inc. REIT	7,300	320,324
American Capital Ltd. †	17,800	201,852
American Express Co.	45,400	2,581,444
American Financial Group, Inc.	8,200	310,780
American International Group, Inc. †	89,800	2,944,542
American Tower Corp. REIT	25,100	1,791,889
Aon PLC (United Kingdom)	11,400	596,106
Arch Capital Group Ltd. (Bermuda) †(a)	13,000	541,840
AvalonBay Communities, Inc. REIT (a)	7,300	992,727
BB&T Corp.	73,900	2,450,524
BGC Partners, Inc., Class A	14,300	70,070
Boston Properties, Inc. REIT (a)	10,900	1,205,649
Camden Property Trust REIT (a)	3,800	245,062

	SHARES	VALUE (Note 3)
Financials - 14.1% (continued)
Capital One Financial Corp. (a)	23,900	$1,362,539
Capitol Federal Financial, Inc. (a)	26,600	318,136
CBL & Associates Properties, Inc. REIT	22,000	469,480
Chubb Corp./The (a)	29,900	2,280,772
Cincinnati Financial Corp. (a)	12,300	466,047
Digital Realty Trust, Inc. REIT (a)	10,100	705,485
Discover Financial Services	39,000	1,549,470
Douglas Emmett, Inc. REIT (a)	8,500	196,095
Equity Residential REIT (a)	13,200	759,396
Erie Indemnity Co., Class A	2,000	128,540
Essex Property Trust, Inc. REIT (a)	1,800	266,832
Extra Space Storage, Inc. REIT	11,900	395,675
Fidelity National Financial, Inc., Class A	21,800	466,302
Fifth Third Bancorp (a)	70,100	1,087,251
General Growth Properties, Inc. REIT	81,500	1,587,620
HCP, Inc. REIT	39,200	1,743,616
Health Care REIT, Inc. REIT (a)	15,300	883,575
Host Hotels & Resorts, Inc. REIT	29,600	475,080
Huntington Bancshares, Inc.	70,400	485,760
Invesco Ltd.	19,400	484,806
Leucadia National Corp. (a)	7,700	175,175
Lincoln National Corp.	19,800	478,962
Macerich Co./The REIT	7,100	406,333
Marsh & McLennan Cos., Inc.	39,900	1,353,807
Mid-America Apartment Communities, Inc. REIT (a)	1,800	117,558
Moody’s Corp. (a)	18,400	812,728
NASDAQ OMX Group, Inc./The	5,000	116,475
Ocwen Financial Corp. †	17,600	482,416
Post Properties, Inc. REIT	5,900	282,964
Prologis, Inc. REIT (a)	8,130	284,794
Public Storage REIT	20,600	2,866,902
Rayonier, Inc. REIT (a)	13,850	678,789
Regions Financial Corp.	79,700	574,637
RenaissanceRe Holdings Ltd. (Bermuda)	4,100	315,864
Rouse Properties, Inc. REIT (a)	303	4,348
Signature Bank †(a)	5,800	389,064
Simon Property Group, Inc. REIT	27,500	4,174,775
SL Green Realty Corp. REIT (a)	1,200	96,084
SunTrust Banks, Inc.	16,900	477,763
Taubman Centers, Inc. REIT	6,500	498,745
Torchmark Corp.	9,400	482,690
Travelers Cos., Inc./The (a)	22,900	1,563,154
UDR, Inc. REIT	7,900	196,078
US Bancorp	154,500	5,299,350
Ventas, Inc. REIT (a)	14,000	871,500
Weingarten Realty Investors REIT (a)	5,400	151,794
Wells Fargo & Co.	361,300	12,475,689
Weyerhaeuser Co. REIT (a)	44,600	1,165,844
WR Berkley Corp. (a)	13,700	513,613

		68,738,690

Health Care - 13.2%
Abbott Laboratories	64,000	4,387,840
Alexion Pharmaceuticals, Inc. †	20,300	2,322,320
Align Technology, Inc. †	13,100	484,307
Allergan, Inc.	5,900	540,322
Amgen, Inc.	49,500	4,173,840
Arena Pharmaceuticals, Inc. †(a)	58,200	484,224
Ariad Pharmaceuticals, Inc. †(a)	25,500	617,738
athenahealth, Inc. †(a)	6,800	624,036
Biogen Idec, Inc. †	21,700	3,238,291
BioMarin Pharmaceutical, Inc. †(a)	13,400	539,618

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 13.2% (continued)
Bristol-Myers Squibb Co.	73,500	$2,480,625
Catamaran Corp. †(a)	11,000	1,077,670
Celgene Corp. †	7,700	588,280
Cepheid, Inc. †(a)	11,200	386,512
Cerner Corp. †(a)	15,500	1,199,855
Cooper Cos., Inc./The	1,500	141,690
Cubist Pharmaceuticals, Inc. †(a)	8,600	410,048
Edwards Lifesciences Corp. †	4,700	504,639
Eli Lilly & Co. (a)	41,700	1,976,997
Express Scripts Holding Co. †	31,800	1,992,906
Gilead Sciences, Inc. †(a)	43,500	2,885,355
HCA Holdings, Inc.	16,200	538,650
Henry Schein, Inc. †(a)	4,600	364,642
Hill-Rom Holdings, Inc.	3,500	101,710
HMS Holdings Corp. †(a)	5,700	190,551
Humana, Inc.	7,600	533,140
IDEXX Laboratories, Inc. †(a)	4,000	397,400
Intuitive Surgical, Inc. †	3,500	1,734,705
Jazz Pharmaceuticals PLC (Ireland) †(a)	8,000	456,080
McKesson Corp.	2,900	249,487
Medivation, Inc. †	29,400	1,656,984
Merck & Co., Inc.	127,700	5,759,270
Omnicare, Inc.	8,700	295,539
Onyx Pharmaceuticals, Inc. †	13,000	1,098,500
Perrigo Co. (a)	9,300	1,080,381
Pfizer, Inc.	390,200	9,696,470
Pharmacyclics, Inc. †	23,900	1,541,550
Questcor Pharmaceuticals, Inc. †(a)	41,100	760,350
Regeneron Pharmaceuticals, Inc. †(a)	11,900	1,816,654
UnitedHealth Group, Inc.	39,200	2,172,072
Vertex Pharmaceuticals, Inc. †(a)	13,300	744,135
ViroPharma, Inc. †(a)	10,700	323,354
Vivus, Inc. †(a)	37,700	671,814
Watson Pharmaceuticals, Inc. †	5,900	502,444
WellCare Health Plans, Inc. †	10,500	593,775

		64,336,770

Industrials - 9.6%
Acacia Research Corp. †	8,700	238,467
ACCO Brands Corp. †(a)	1,715	11,130
Acuity Brands, Inc. (a)	2,600	164,554
Alaska Air Group, Inc. †	7,800	273,468
Amerco, Inc.	1,900	202,084
AMETEK, Inc. (a)	6,900	244,605
Chart Industries, Inc. †(a)	5,200	384,020
Clean Harbors, Inc. †(a)	4,800	234,480
Copa Holdings SA, Class A	5,000	406,350
Copart, Inc. †	14,400	399,312
Cummins, Inc.	11,700	1,078,857
Delta Air Lines, Inc. †	94,800	868,368
Donaldson Co., Inc. (a)	8,800	305,448
Fastenal Co. (a)	33,500	1,440,165
Flowserve Corp.	3,700	472,638
Fluor Corp. (a)	2,700	151,956
Fortune Brands Home & Security, Inc. †	5,400	145,854
Gardner Denver, Inc.	2,100	126,861
General Electric Co.	630,400	14,316,384
Genesee & Wyoming, Inc., Class A †(a)	2,300	153,778
Hexcel Corp. †(a)	15,700	377,114
Honeywell International, Inc.	8,200	489,950
Hubbell, Inc., Class B	3,700	298,738
IHS, Inc., Class A †	4,100	399,135
Illinois Tool Works, Inc.	10,300	612,541

	SHARES	VALUE (Note 3)
Industrials - 9.6% (continued)
Iron Mountain, Inc. (a)	17,400	$593,514
JB Hunt Transport Services, Inc.	14,400	749,376
Kansas City Southern (a)	7,900	598,662
KBR, Inc.	3,900	116,298
Kennametal, Inc. (a)	7,500	278,100
Kirby Corp. †(a)	4,600	254,288
Lockheed Martin Corp. (a)	15,100	1,410,038
Masco Corp.	32,800	493,640
Mueller Industries, Inc. (a)	6,500	295,555
Nordson Corp. (a)	3,200	187,584
Norfolk Southern Corp.	7,400	470,862
Old Dominion Freight Line, Inc. †	11,100	334,776
Pall Corp.	7,000	444,430
Polypore International, Inc. †(a)	10,200	360,570
Precision Castparts Corp.	7,300	1,192,382
Raytheon Co. (a)	8,400	480,144
SPX Corp.	4,900	320,509
Stericycle, Inc. †(a)	7,700	697,004
Terex Corp. †	21,000	474,180
Textron, Inc.	18,300	478,911
Timken Co.	3,700	137,492
Towers Watson & Co., Class A	5,000	265,250
TransDigm Group, Inc. †(a)	4,900	695,163
Triumph Group, Inc. (a)	6,300	393,939
Union Pacific Corp.	31,700	3,762,790
United Continental Holdings, Inc. †(a)	21,400	417,300
United Parcel Service, Inc., Class B	19,400	1,388,458
United Rentals, Inc. †(a)	24,700	807,937
US Airways Group, Inc. †(a)	82,700	865,042
USG Corp. †	21,100	463,145
Verisk Analytics, Inc., Class A †	8,300	395,163
WABCO Holdings, Inc. †	2,900	167,243
Wabtec Corp.	4,400	353,276
Waste Connections, Inc.	8,300	251,075
Werner Enterprises, Inc. (a)	10,900	232,933
Woodward, Inc. (a)	3,200	108,736
WW Grainger, Inc. (a)	9,500	1,979,515

		46,711,537

Information Technology - 17.3%
3D Systems Corp. †(a)	13,800	453,330
Acme Packet, Inc. †(a)	6,600	112,860
Activision Blizzard, Inc.	34,500	389,160
Adobe Systems, Inc. †	14,700	477,162
Akamai Technologies, Inc. †	12,800	489,728
Alliance Data Systems Corp. †(a)	4,600	652,970
ANSYS, Inc. †(a)	5,600	411,040
AOL, Inc. †	14,500	510,835
Apple, Inc.	53,300	35,564,958
Arrow Electronics, Inc. †	8,600	289,906
Automatic Data Processing, Inc.	28,400	1,665,944
CA, Inc.	16,500	425,122
Cadence Design Systems, Inc. †(a)	23,600	303,614
Cirrus Logic, Inc. †	13,700	525,943
Cisco Systems, Inc.	50,000	954,500
Citrix Systems, Inc. †(a)	7,700	589,589
Concur Technologies, Inc. †	6,600	486,618
CoreLogic, Inc. †	18,100	480,193
Cypress Semiconductor Corp. †	6,900	73,968
eBay, Inc. †	83,000	4,018,030
Equinix, Inc. †(a)	8,300	1,710,215
F5 Networks, Inc. †	6,500	680,550
FactSet Research Systems, Inc. (a)	1,300	125,346
Fairchild Semiconductor International, Inc. †(a)	7,700	101,024
Fortinet, Inc. †	19,300	465,902

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 17.3% (continued)
Gartner, Inc. †(a)	6,200	$285,758
Google, Inc., Class A †	400	301,800
IAC/InterActiveCorp	16,100	838,166
Informatica Corp. †	2,300	80,063
Intel Corp.	240,100	5,445,468
InterDigital, Inc. (a)	6,200	231,136
International Business Machines Corp.	8,800	1,825,560
Intuit, Inc. (a)	8,200	482,816
IPG Photonics Corp. †(a)	3,700	212,010
Jabil Circuit, Inc. (a)	15,000	280,800
Jack Henry & Associates, Inc. (a)	8,800	333,520
KLA-Tencor Corp.	11,300	539,067
Mastercard, Inc., Class A	7,000	3,160,360
Maxim Integrated Products, Inc.	21,200	564,344
Microsoft Corp.	47,200	1,405,616
Molex, Inc. (a)	9,000	236,520
Motorola Solutions, Inc. (a)	10,300	520,665
NCR Corp. †	8,300	193,473
NetSuite, Inc. †(a)	8,500	542,300
NeuStar, Inc., Class A †	8,700	348,261
Nuance Communications, Inc. †(a)	23,600	587,404
QUALCOMM, Inc.	800	49,992
Rackspace Hosting, Inc. †(a)	18,800	1,242,492
Red Hat, Inc. †(a)	7,400	421,356
Skyworks Solutions, Inc. †	20,400	480,726
SolarWinds, Inc. †(a)	12,600	702,324
Solera Holdings, Inc. (a)	5,700	250,059
Teradata Corp. †	14,100	1,063,281
TIBCO Software, Inc. †(a)	20,000	604,600
Total System Services, Inc.	15,100	357,870
Trimble Navigation Ltd. †	3,400	162,044
Universal Display Corp. †(a)	8,600	295,668
VeriFone Systems, Inc. †	8,300	231,155
VeriSign, Inc. †(a)	10,500	511,245
Visa, Inc., Class A (a)	43,600	5,854,608
Vishay Intertechnology, Inc. †(a)	8,200	80,606
VMware, Inc., Class A †	8,300	802,942
Western Digital Corp.	19,200	743,616
Xilinx, Inc. (a)	9,300	310,713
Zebra Technologies Corp., Class A †	3,200	120,128

		84,659,039

Materials - 3.1%
Airgas, Inc.	4,900	403,270
Albemarle Corp.	4,000	210,720
Allied Nevada Gold Corp. †(a)	15,600	609,336
Ashland, Inc.	6,600	472,560
Ball Corp.	5,200	220,012
Carpenter Technology Corp. (a)	5,700	298,224
Celanese Corp., Series A (a)	7,000	265,370
CF Industries Holdings, Inc.	4,400	977,856
Eastman Chemical Co.	2,500	142,525
Ecolab, Inc.	18,600	1,205,466
FMC Corp.	8,000	443,040
International Flavors & Fragrances, Inc.	6,500	387,270
International Paper Co. (a)	22,600	820,832
Louisiana-Pacific Corp. †	35,300	441,250
MeadWestvaco Corp. (a)	5,200	159,120
Monsanto Co. (a)	20,100	1,829,502
NewMarket Corp. (a)	1,600	394,368
PPG Industries, Inc. (a)	12,600	1,446,984
Praxair, Inc. (a)	6,900	716,772
Rockwood Holdings, Inc.	5,700	265,620
Royal Gold, Inc. (a)	4,300	429,398
Sherwin-Williams Co./The (a)	12,800	1,906,048

	SHARES	VALUE (Note 3)
Materials - 3.1% (continued)
SunCoke Energy, Inc. †	2,334	$37,624
Valspar Corp.	8,500	476,850
Westlake Chemical Corp.	6,600	482,196
WR Grace & Co. †	3,700	218,596

		15,260,809

Telecommunication Services - 3.8%
AT&T, Inc.	248,000	9,349,600
CenturyLink, Inc. (a)	11,200	452,480
Crown Castle International Corp. †	15,200	974,320
Level 3 Communications, Inc. †(a)	21,386	491,236
SBA Communications Corp., Class A †(a)	15,600	981,240
Sprint Nextel Corp. †	86,100	475,272
Verizon Communications, Inc. (a)	131,100	5,974,227

		18,698,375

Utilities - 3.5%
AGL Resources, Inc. (a)	7,100	290,461
Alliant Energy Corp.	7,000	303,730
Ameren Corp.	10,100	329,967
American Electric Power Co., Inc.	6,500	285,610
American Water Works Co., Inc.	20,500	759,730
Atmos Energy Corp. (a)	9,100	325,689
Calpine Corp. †	27,100	468,830
CenterPoint Energy, Inc. (a)	23,800	506,940
Cleco Corp. (a)	8,100	340,038
CMS Energy Corp. (a)	14,000	329,700
Consolidated Edison, Inc. (a)	22,900	1,371,481
Dominion Resources, Inc.	20,400	1,079,976
DTE Energy Co. (a)	16,600	995,004
Duke Energy Corp.	8,599	557,215
Edison International	16,900	772,161
FirstEnergy Corp.	5,700	251,370
Hawaiian Electric Industries, Inc. (a)	11,500	302,565
ITC Holdings Corp. (a)	7,500	566,850
National Fuel Gas Co. (a)	5,400	291,816
NextEra Energy, Inc.	6,900	485,277
NiSource, Inc.	25,700	654,836
Northeast Utilities (a)	1,900	72,637
OGE Energy Corp.	7,300	404,858
ONEOK, Inc. (a)	22,400	1,082,144
Pinnacle West Capital Corp. (a)	7,600	401,280
Portland General Electric Co. (a)	12,000	324,480
Questar Corp.	15,300	311,049
Sempra Energy	6,900	444,981
Southern Co.	20,400	940,236
UIL Holdings Corp. (a)	7,700	276,122
WGL Holdings, Inc. (a)	6,900	277,725
Wisconsin Energy Corp. (a)	8,700	327,729
Xcel Energy, Inc.	30,600	847,926

		16,980,413

TOTAL COMMON STOCKS (cost $419,563,403)		486,205,376

MONEY MARKET FUNDS - 0.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $1,827,411)	1,827,411	1,827,411

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 20.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(b)(c)
(cost $101,392,748)	101,392,748	$101,392,748

TOTAL INVESTMENTS - 120.6% (cost $522,783,562)		589,425,535

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6%) (d)		(100,751,132)

NET ASSETS - 100.0%		$488,674,403

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $99,128,210; cash collateral of $101,392,748 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED DEPRECIATION
Long Contracts:
33	S&P 500 E-Mini Futures	December 21, 2012	$2,391,465	$2,366,430	$(25,035)

Cash held as collateral with broker for futures contracts was $129,519 at September 30, 2012.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 17.4%
A. H. Belo Corp., Class A	3,400	$16,422
Aeropostale, Inc. †	12,500	169,125
AFC Enterprises, Inc. †	5,000	123,000
America’s Car-Mart, Inc. †(a)	3,100	140,957
ANN, Inc. †	3,600	135,828
Arctic Cat, Inc. †	10,100	418,746
Asbury Automotive Group, Inc. †(a)	17,000	475,150
Ascent Capital Group, Inc., Class A †	4,800	259,248
Bally Technologies, Inc. †(a)	2,500	123,475
Beazer Homes USA, Inc. †(a)	80,400	285,420
bebe stores, inc.	15,100	72,480
Belo Corp., Class A	16,900	132,327
Black Diamond, Inc. †(a)	2,900	25,433
Blyth, Inc. (a)	6,800	176,732
Bob Evans Farms, Inc.	9,000	352,170
Brown Shoe Co., Inc.	9,200	147,476
Buffalo Wild Wings, Inc. †(a)	2,600	222,924
Build-A-Bear Workshop, Inc. †	3,600	14,040
Cabela’s, Inc. †(a)	2,400	131,232
Caribou Coffee Co., Inc. †	18,300	251,259
Carrols Restaurant Group, Inc. †	5,800	33,408
Cavco Industries, Inc. †	1,300	59,657
Churchill Downs, Inc.	3,600	225,792
Collective Brands, Inc. †	19,900	432,029
Collectors Universe	5,900	82,777
Conn’s, Inc. †(a)	19,600	432,180
Cooper Tire & Rubber Co.	10,500	201,390
Core-Mark Holding Co., Inc.	2,900	139,519
Cracker Barrel Old Country Store, Inc.	8,300	557,013
CSS Industries, Inc.	2,600	53,430
Delta Apparel, Inc. †	2,300	31,671
Denny’s Corp. †(a)	18,100	87,785
Domino’s Pizza, Inc. (a)	13,500	508,950
Dorman Products, Inc. †	4,664	146,963
Drew Industries, Inc. †(a)	2,600	78,546
Einstein Noah Restaurant Group, Inc.	3,600	63,684
Ethan Allen Interiors, Inc. (a)	4,400	96,448
Fiesta Restaurant Group, Inc. †	5,800	92,046
Fifth & Pacific Cos., Inc. †	45,200	577,656
Finish Line, Inc./The, Class A	5,500	125,070
Fisher Communications, Inc. †	2,300	84,548
Francesca’s Holdings Corp. †(a)	4,600	141,358
Fred’s, Inc., Class A (a)	7,400	105,302
Geeknet, Inc. †	1,800	34,830
Genesco, Inc. †(a)	7,400	493,802
Gentherm, Inc. †	8,800	109,472
Global Sources Ltd. (Bermuda) †	2,900	19,024
Grand Canyon Education, Inc. †(a)	13,300	312,949
Group 1 Automotive, Inc. (a)	5,400	325,242
Helen of Troy Ltd. (Bermuda) †(a)	7,100	225,993
Hibbett Sports, Inc. †(a)	8,400	499,380
Hot Topic, Inc. (a)	24,900	216,630
Hovnanian Enterprises, Inc., Class A †(a)	84,700	293,062
Interval Leisure Group, Inc.	6,500	123,045
Jack in the Box, Inc. †	5,300	148,983
KB Home (a)	25,300	363,055
Kingold Jewelry, Inc. (China) †	9,300	13,299
Kona Grill, Inc. †	3,200	28,640
Krispy Kreme Doughnuts, Inc. †(a)	14,300	113,399
La-Z-Boy, Inc. †	30,700	449,141
LeapFrog Enterprises, Inc. †(a)	45,800	413,116
Libbey, Inc. †	4,300	67,854

	SHARES	VALUE (Note 3)
Consumer Discretionary - 17.4% (continued)
Lions Gate Entertainment Corp. †(a)	5,400	$82,458
Lithia Motors, Inc., Class A (a)	7,300	243,163
Lumber Liquidators Holdings, Inc. †(a)	9,900	501,732
M/I Homes, Inc. †	6,800	131,512
Martha Stewart Living Omnimedia, Class A (a)	6,100	18,727
MDC Holdings, Inc. (a)	15,000	577,650
Meredith Corp.	3,800	133,000
Meritage Homes Corp. †(a)	12,700	482,981
Motorcar Parts of America, Inc. †(a)	4,400	21,252
Movado Group, Inc.	10,800	364,176
Multimedia Games Holding Co., Inc. †	17,500	275,275
Nexstar Broadcasting Group, Inc., Class A †	2,900	30,798
Oxford Industries, Inc. (a)	4,300	242,735
Papa John’s International, Inc. †	7,200	384,552
Peet’s Coffee & Tea, Inc. †	1,300	95,342
Pier 1 Imports, Inc. (a)	38,600	723,364
Pool Corp.	6,200	257,796
Red Robin Gourmet Burgers, Inc. †(a)	1,100	35,816
Regis Corp. (a)	14,500	266,510
RG Barry Corp. (a)	2,800	41,272
Ruth’s Hospitality Group, Inc. †(a)	11,400	72,618
Ryland Group, Inc./The (a)	21,300	639,000
Saga Communications, Inc., Class A †	300	12,156
Scholastic Corp. (a)	8,700	276,486
Select Comfort Corp. †(a)	23,500	741,425
Shoe Carnival, Inc. (a)	4,200	98,826
Shuffle Master, Inc. †(a)	18,300	289,323
Sinclair Broadcast Group, Inc., Class A	17,800	199,538
Skechers U.S.A., Inc., Class A †(a)	13,500	275,400
Smith & Wesson Holding Corp. †	44,100	485,541
Sonic Automotive, Inc., Class A	4,100	77,818
Standard Motor Products, Inc. (a)	7,000	128,940
Standard Pacific Corp. †(a)	111,500	753,740
Steiner Leisure Ltd. †	1,700	79,135
Steinway Musical Instruments, Inc. †	3,500	85,260
Stewart Enterprises, Inc., Class A (a)	15,600	130,962
Sturm, Ruger & Co., Inc. (a)	10,300	509,747
Systemax, Inc. †	3,200	37,792
Texas Roadhouse, Inc. (a)	7,200	123,120
Thor Industries, Inc. (a)	8,400	305,088
Town Sports International Holdings, Inc. †	13,300	164,521
True Religion Apparel, Inc. (a)	2,800	59,724
Unifi, Inc. †	3,700	47,434
Vitamin Shoppe, Inc. †(a)	6,900	402,408
VOXX International Corp. †(a)	6,800	50,864
Winmark Corp. (a)	600	32,448
ZAGG, Inc. †	10,000	85,300
Zale Corp. †	14,700	101,430
Zumiez, Inc. †(a)	11,900	329,987

		23,787,724

Consumer Staples - 3.4%
B&G Foods, Inc.	14,200	430,402
Boston Beer Co., Inc./The, Class A †(a)	3,400	380,698
Calavo Growers, Inc.	4,000	100,000
Cal-Maine Foods, Inc.	5,200	233,688
Coca-Cola Bottling Co. Consolidated (a)	1,200	81,720
Craft Brew Alliance, Inc. †	4,500	35,325
Cyanotech Corp. †	1,300	7,670
Elizabeth Arden, Inc. †(a)	9,300	439,332
Hain Celestial Group, Inc./The †(a)	3,700	233,100

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 3.4% (continued)
Ingles Markets, Inc., Class A (a)	2,200	$35,970
J&J Snack Foods Corp. (a)	4,700	269,451
Lancaster Colony Corp.	500	36,625
Limoneira Co.	1,600	29,488
National Beverage Corp. †(a)	3,200	48,512
Omega Protein Corp. †	13,000	89,180
Pizza Inn Holdings, Inc. †(a)	12,000	35,160
Revlon, Inc., Class A †	3,200	49,408
Rite Aid Corp. †	124,300	145,431
Smart Balance, Inc. †(a)	21,200	256,096
Snyders-Lance, Inc.	11,400	285,000
Spartan Stores, Inc. (a)	6,500	99,515
Spectrum Brands Holdings, Inc.	7,300	292,073
Star Scientific, Inc. †(a)	64,200	222,132
Susser Holdings Corp. †	12,400	448,508
Vector Group Ltd. (a)	1,850	30,692
WD-40 Co. (a)	5,800	305,312
Weis Markets, Inc. (a)	2,000	84,660

		4,705,148

Energy - 3.4%
Adams Resources & Energy, Inc.	700	21,350
Alon USA Energy, Inc.	14,500	198,650
Approach Resources, Inc. †(a)	8,100	244,053
Cheniere Energy, Inc. †(a)	3,800	59,090
Clean Energy Fuels Corp. †(a)	6,000	79,020
Crosstex Energy, Inc.	12,400	173,972
Dawson Geophysical Co. †	3,100	78,306
Delek US Holdings, Inc.	11,700	298,233
Double Eagle Petroleum Co. †	9,500	52,535
Enbridge Energy Management LLC †	4,885	154,659
Evolution Petroleum Corp. †(a)	10,800	87,264
Exterran Holdings, Inc. †	7,000	141,960
Gulf Island Fabrication, Inc.	3,100	86,397
Halcon Resources Corp. †	77,900	571,007
Hornbeck Offshore Services, Inc. †(a)	11,900	436,135
Miller Energy Resources, Inc. †(a)	5,300	26,659
Mitcham Industries, Inc. †	5,800	92,394
OYO Geospace Corp. †(a)	1,100	134,651
Panhandle Oil and Gas, Inc., Class A (a)	1,300	39,871
Parker Drilling Co. †(a)	29,100	123,093
PHI, Inc. †	1,900	59,774
Rentech, Inc. †	52,300	128,658
REX American Resources Corp. †	4,500	81,045
Royale Energy, Inc. †(a)	18,600	75,144
SemGroup Corp., Class A †	9,900	364,815
Targa Resources Corp.	2,900	145,986
TGC Industries, Inc. †	5,250	37,800
Union Drilling, Inc. †(a)	10,600	68,794
Uranerz Energy Corp. †(a)	14,800	24,124
VAALCO Energy, Inc. †(a)	13,800	117,990
Western Refining, Inc. (a)	15,600	408,408

		4,611,837

Financials - 24.1%
1st Source Corp.	4,400	97,988
Acadia Realty Trust REIT (a)	8,500	210,970
Agree Realty Corp. REIT	2,100	53,529
Alexander & Baldwin, Inc. †	3,900	115,167
American Safety Insurance Holdings Ltd. †	1,900	35,511
Ameris Bancorp †	5,701	71,776
AMERISAFE, Inc. †	4,000	108,560
Amtrust Financial Services, Inc. (a)	8,380	214,701

	SHARES	VALUE (Note 3)
Financials - 24.1% (continued)
Arlington Asset Investment Corp., Class A (a)	2,800	$66,808
Associated Estates Realty Corp. REIT	12,900	195,564
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	16,700	368,903
Bancorp, Inc. †	2,800	28,756
BancorpSouth, Inc.	8,700	128,238
Bank of Marin Bancorp	1,200	51,012
Bank of the Ozarks, Inc.	17,000	585,990
Banner Corp. (a)	6,300	170,730
BBCN Bancorp, Inc. †(a)	10,700	134,927
Beneficial Mutual Bancorp, Inc. †	2,600	24,856
Berkshire Hills Bancorp, Inc. (a)	5,000	114,400
BofI Holding, Inc. †	3,800	98,990
Boston Private Financial Holdings, Inc.	32,500	311,675
Brandywine Realty Trust REIT	25,300	308,407
Bryn Mawr Bank Corp.	2,400	53,856
Cardinal Financial Corp.	6,300	90,090
Chemical Financial Corp.	1,500	36,300
Citizens & Northern Corp. (a)	4,300	84,323
Citizens Republic Bancorp, Inc. †(a)	13,400	259,290
Citizens, Inc. †	7,900	82,871
City Holding Co.	1,300	46,592
CNB Financial Corp.	1,800	31,518
CNO Financial Group, Inc. (a)	42,900	413,985
Cohen & Steers, Inc. (a)	7,800	231,036
Colonial Properties Trust REIT (a)	25,100	528,355
Columbia Banking System, Inc.	11,600	215,064
Community Bank System, Inc. (a)	13,100	369,289
Community Trust Bancorp, Inc. (a)	3,300	117,266
Coresite Realty Corp. REIT	9,200	247,848
Crawford & Co., Class B (a)	6,200	31,062
Credit Acceptance Corp. †	318	27,192
CubeSmart REIT (a)	32,500	418,275
CVB Financial Corp. (a)	44,400	530,136
DCT Industrial Trust, Inc. REIT	93,300	603,651
Diamond Hill Investment Group, Inc. (a)	500	38,340
DiamondRock Hospitality Co. REIT	13,400	129,042
DuPont Fabros Technology, Inc. REIT (a)	12,400	313,100
Eagle Bancorp, Inc. †	5,400	90,288
EastGroup Properties, Inc. REIT	11,000	585,200
Education Realty Trust, Inc. REIT	33,700	367,330
eHealth, Inc. †	4,600	86,342
Employers Holdings, Inc. (a)	3,300	60,489
Enstar Group Ltd. (Bermuda) †(a)	2,500	249,125
Enterprise Financial Services Corp.	4,200	57,120
Epoch Holding Corp. (a)	5,200	120,120
ESB Financial Corp.	1,600	22,336
FBL Financial Group, Inc., Class A (a)	7,100	235,720
Federal Agricultural Mortgage Corp., Class C	7,100	182,754
First Busey Corp. (a)	11,700	57,096
First Cash Financial Services, Inc. †(a)	1,200	55,212
First Commonwealth Financial Corp. (a)	18,100	127,605
First Defiance Financial Corp.	1,400	24,164
First Financial Bancorp (a)	14,400	243,504
First Financial Bankshares, Inc.	4,400	158,532
First Financial Corp.	2,700	84,618
First Industrial Realty Trust, Inc. REIT †	17,600	231,264
First Interstate Bancsystem, Inc.	1,400	20,944
First Merchants Corp.	9,200	138,092
FNB Corp. (a)	50,400	564,984
Fox Chase Bancorp, Inc.	3,300	51,546

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 24.1% (continued)
GAMCO Investors, Inc., Class A (a)	1,600	$79,600
German American Bancorp, Inc.	1,900	45,828
Glacier Bancorp, Inc. (a)	16,000	249,280
Gladstone Capital Corp. (a)	7,300	63,875
Gladstone Commercial Corp. REIT (a)	5,400	98,604
Gladstone Investment Corp.	9,900	77,418
Glimcher Realty Trust REIT	29,900	316,043
Global Indemnity PLC (Ireland) †(a)	1,500	32,820
Gramercy Capital Corp. REIT †	20,400	61,404
Gyrodyne Co. of America, Inc. REIT †	100	10,863
Hersha Hospitality Trust REIT	27,500	134,750
HFF, Inc., Class A †(a)	9,100	135,590
Home BancShares, Inc. (a)	10,600	361,354
Horizon Technology Finance Corp.	900	14,544
Hudson Valley Holding Corp. (a)	2,100	35,805
Independent Bank Corp. (a)	1,500	45,135
Infinity Property & Casualty Corp. (a)	3,300	199,287
International Bancshares Corp. (a)	14,900	283,845
INTL FCStone, Inc. †(a)	3,000	57,180
Investors Bancorp, Inc. †	17,800	324,672
Kansas City Life Insurance Co. (a)	1,100	42,383
Kemper Corp.	9,300	285,603
Ladenburg Thalmann Financial Services, Inc. †(a)	46,300	61,116
Lakeland Financial Corp. (a)	7,600	209,760
Lexington Realty Trust REIT (a)	27,900	269,514
LTC Properties, Inc. REIT	14,800	471,380
Maiden Holdings Ltd. (Bermuda)	15,800	140,462
Main Street Capital Corp. (a)	13,600	401,336
MainSource Financial Group, Inc.	3,300	42,372
MarketAxess Holdings, Inc.	6,282	198,511
MB Financial, Inc.	7,700	152,075
MBIA, Inc. †	45,300	458,889
Meadowbrook Insurance Group, Inc. (a)	7,800	59,982
Medallion Financial Corp.	7,700	90,937
Mission West Properties, Inc. REIT	7,900	68,730
Monmouth Real Estate Investment Corp., Class A REIT	8,600	96,234
Montpelier Re Holdings Ltd. (Bermuda)	9,000	199,170
MVC Capital, Inc.	4,300	55,040
National Financial Partners Corp. †(a)	5,800	98,020
National Health Investors, Inc. REIT (a)	10,400	534,976
National Penn Bancshares, Inc.	64,200	584,862
Nelnet, Inc., Class A (a)	2,900	68,846
NewStar Financial, Inc. †(a)	11,100	133,089
Northfield Bancorp, Inc. (a)	2,000	32,040
OceanFirst Financial Corp. (a)	1,500	22,005
Ocwen Financial Corp. †	9,300	254,913
Old National Bancorp (a)	23,500	319,835
OmniAmerican Bancorp, Inc. †	2,200	50,006
One Liberty Properties, Inc. REIT (a)	3,500	65,275
OneBeacon Insurance Group Ltd., Class A	14,400	193,536
Oritani Financial Corp.	27,300	410,865
PacWest Bancorp	6,400	149,568
Park National Corp.	1,000	70,020
Pebblebrook Hotel Trust REIT (a)	11,100	259,629
Penns Woods Bancorp, Inc.	700	31,031
Pennsylvania Real Estate Investment Trust REIT	17,700	280,722
Pinnacle Financial Partners, Inc. †	11,500	222,180
Platinum Underwriters Holdings Ltd. (Bermuda)	3,200	130,784
Potlatch Corp. REIT (a)	2,200	82,214

	SHARES	VALUE (Note 3)
Financials - 24.1% (continued)
Primerica, Inc.	10,100	$289,264
PrivateBancorp, Inc. (a)	17,300	276,627
Prospect Capital Corp. (a)	33,200	382,464
PS Business Parks, Inc. REIT	6,400	427,648
Radian Group, Inc.	30,600	132,804
Republic Bancorp, Inc., Class A (a)	1,300	28,535
Retail Opportunity Investments Corp. REIT (a)	18,200	234,234
RLI Corp. (a)	7,800	519,948
Rockville Financial, Inc.	6,200	75,950
Sabra Health Care REIT, Inc. REIT	6,800	136,068
Safeguard Scientifics, Inc. †(a)	4,700	73,743
Safety Insurance Group, Inc. (a)	1,900	87,172
Seacoast Banking Corp of Florida †	8,500	13,515
Solar Capital Ltd. (a)	6,500	148,980
Southside Bancshares, Inc. (a)	7,035	153,433
Sovran Self Storage, Inc. REIT	8,600	497,510
Sterling Financial Corp.	2,900	64,583
Strategic Hotels & Resorts, Inc. REIT †	47,400	284,874
Sun Communities, Inc. REIT (a)	11,509	507,777
Sunstone Hotel Investors, Inc. REIT †	68,300	751,300
Susquehanna Bancshares, Inc. (a)	35,200	368,192
SWS Group, Inc. †	6,300	38,493
Synovus Financial Corp. (a)	93,000	220,410
Tejon Ranch Co. †	900	27,036
Territorial Bancorp, Inc.	3,600	82,620
Texas Capital Bancshares, Inc. †(a)	16,300	810,273
TICC Capital Corp. (a)	6,600	68,640
Tompkins Financial Corp.	1,500	60,780
Triangle Capital Corp.	12,600	323,316
Trustmark Corp. (a)	13,400	326,156
UMB Financial Corp. (a)	5,000	243,400
Umpqua Holdings Corp.	30,700	395,723
United Bankshares, Inc. (a)	15,400	383,614
United Financial Bancorp, Inc. (a)	5,100	73,797
Universal Health Realty Income Trust REIT	4,100	188,518
ViewPoint Financial Group, Inc. (a)	12,300	235,791
Virginia Commerce Bancorp, Inc. †	13,700	119,875
Virtus Investment Partners, Inc. †	2,800	240,800
Walter Investment Management Corp. †	4,120	152,481
Washington Trust Bancorp, Inc. (a)	4,200	110,334
Webster Financial Corp. (a)	9,100	215,670
WesBanco, Inc. (a)	9,200	190,532
West Bancorporation, Inc.	2,200	26,510
West Coast Bancorp †	10,120	227,902
Wintrust Financial Corp.	7,500	281,775
WisdomTree Investments, Inc. †	23,000	154,100
World Acceptance Corp. †(a)	2,400	161,880
WSFS Financial Corp. (a)	2,000	82,560

		33,033,738

Health Care - 15.3%
Aastrom Biosciences, Inc. †	16,500	26,730
Abaxis, Inc. †	5,400	193,968
ABIOMED, Inc. †(a)	11,600	243,484
Achillion Pharmaceuticals, Inc. †	2,900	30,189
Acura Pharmaceuticals, Inc. †(a)	5,600	9,744
Aegerion Pharmaceuticals, Inc. †	2,500	37,050
Affymax, Inc. †	20,700	435,942
Air Methods Corp. †(a)	3,400	405,858
Akorn, Inc. †(a)	34,500	456,090
Alnylam Pharmaceuticals, Inc. †(a)	18,900	355,131
Amsurg Corp. †	8,000	227,040

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 15.3% (continued)
Analogic Corp.	3,500	$273,595
AngioDynamics, Inc. †(a)	3,100	37,820
Antares Pharma, Inc. †(a)	62,000	270,320
Apricus Biosciences, Inc. †(a)	7,900	25,754
Arena Pharmaceuticals, Inc. †(a)	68,000	565,760
Ariad Pharmaceuticals, Inc. †(a)	4,900	118,702
Arqule, Inc. †(a)	6,200	31,682
Array BioPharma, Inc. †	49,500	290,070
AtriCure, Inc. †(a)	6,300	46,872
Atrion Corp. (a)	300	66,450
Auxilium Pharmaceuticals, Inc. †(a)	5,500	134,530
Biolase, Inc. †(a)	21,099	36,079
Bio-Reference Labs, Inc. †	5,000	142,900
BioScrip, Inc. †	15,900	144,849
BSD Medical Corp. †	8,200	10,742
Cambrex Corp. †	8,300	97,359
Cantel Medical Corp.	4,649	125,895
Capital Senior Living Corp. †(a)	12,300	177,981
Cardiovascular Systems, Inc. †	5,600	64,736
Celldex Therapeutics, Inc. †	23,800	149,940
Celsion Corp. †	24,300	131,706
Cerus Corp. †(a)	13,000	44,200
Conceptus, Inc. †	6,300	127,953
CONMED Corp. (a)	3,700	105,450
Corcept Therapeutics, Inc. †(a)	9,500	26,505
Corvel Corp. †(a)	1,600	71,600
Curis, Inc. †(a)	40,700	168,498
Cyberonics, Inc. †(a)	7,500	393,150
Dusa Pharmaceuticals, Inc. †	8,000	54,320
Dynavax Technologies Corp. †(a)	85,100	405,076
Echo Therapeutics, Inc. †	8,800	13,904
Endologix, Inc. †(a)	18,700	258,434
Ensign Group, Inc./The	3,500	107,118
Exact Sciences Corp. †	26,600	292,866
Furiex Pharmaceuticals, Inc. †(a)	3,000	57,240
Genomic Health, Inc. †(a)	7,700	267,113
Gentiva Health Services, Inc. †	11,400	129,048
GTx, Inc. †	12,200	55,876
Halozyme Therapeutics, Inc. †(a)	37,500	283,500
Hansen Medical, Inc. †(a)	19,600	38,220
HealthStream, Inc. †(a)	17,400	495,204
HeartWare International, Inc. †(a)	4,300	406,307
Hi-Tech Pharmacal Co., Inc. †(a)	4,700	155,617
ICU Medical, Inc. †(a)	1,600	96,768
Idenix Pharmaceuticals, Inc. †(a)	68,700	313,959
Immunogen, Inc. †(a)	28,200	411,720
Immunomedics, Inc. †(a)	19,800	69,498
Infinity Pharmaceuticals, Inc. †	13,600	320,280
Insulet Corp. †(a)	2,900	62,582
Isis Pharmaceuticals, Inc. †(a)	32,100	451,647
Jazz Pharmaceuticals PLC (Ireland) †	2,300	131,123
Ligand Pharmaceuticals, Inc., Class B †(a)	8,400	144,060
Luminex Corp. †(a)	9,900	192,456
MAP Pharmaceuticals, Inc. †(a)	9,200	143,244
Maxygen, Inc.	11,000	29,040
Medicines Co./The †	12,700	327,787
Medidata Solutions, Inc. †(a)	4,000	166,000
Medivation, Inc. †	6,400	360,704
MELA Sciences, Inc. †	19,800	63,558
Merge Healthcare, Inc. †(a)	30,200	115,666
Merit Medical Systems, Inc. †(a)	7,600	113,468
Metropolitan Health Networks, Inc. †(a)	19,700	183,998
Molina Healthcare, Inc. †	5,800	145,870

	SHARES	VALUE (Note 3)
Health Care - 15.3% (continued)
MWI Veterinary Supply, Inc. †(a)	3,400	$362,712
Navidea Biopharmaceuticals, Inc. †(a)	46,100	126,775
Nektar Therapeutics †(a)	28,700	306,516
Neogen Corp. †	2,300	98,210
Neurocrine Biosciences, Inc. †	7,100	56,658
Obagi Medical Products, Inc. †(a)	8,200	101,762
Omnicell, Inc. †	6,600	91,740
Oncothyreon, Inc. †	19,600	100,744
OPKO Health, Inc. †(a)	69,700	291,346
Optimer Pharmaceuticals, Inc. †(a)	10,800	152,496
OraSure Technologies, Inc. †(a)	19,300	214,616
Orexigen Therapeutics, Inc. †(a)	51,600	294,636
Pacira Pharmaceuticals, Inc. †	14,400	250,560
Pain Therapeutics, Inc. †(a)	10,200	51,510
PAREXEL International Corp. †	10,000	307,600
PDL BioPharma, Inc. (a)	34,300	263,767
Pharmacyclics, Inc. †	7,200	464,400
Progenics Pharmaceuticals, Inc. †(a)	14,200	40,754
Quidel Corp. †(a)	9,600	181,728
Rigel Pharmaceuticals, Inc. †(a)	14,500	148,625
Rockwell Medical Technologies, Inc. †	5,100	41,667
RTI Biologics, Inc. †(a)	21,000	87,570
Sangamo Biosciences, Inc. †(a)	7,900	48,032
Santarus, Inc. †	23,200	206,016
Sarepta Therapeutics, Inc. †	9,600	149,088
SciClone Pharmaceuticals, Inc. †(a)	20,600	114,330
Select Medical Holdings Corp. †(a)	33,300	373,959
Solta Medical, Inc. †	10,900	34,226
Spectranetics Corp. †(a)	8,200	120,950
Spectrum Pharmaceuticals, Inc. †(a)	27,800	325,260
Staar Surgical Co. †(a)	14,800	111,888
Synergetics USA, Inc. †	9,900	48,906
Team Health Holdings, Inc. †	3,000	81,390
Theravance, Inc. †(a)	7,100	183,961
Threshold Pharmaceuticals, Inc. †(a)	52,300	378,652
Transcept Pharmaceuticals, Inc. †	6,100	32,391
Trius Therapeutics, Inc. †	10,600	61,798
Universal American Corp. †(a)	19,100	176,484
Uroplasty, Inc. †	11,800	44,958
US Physical Therapy, Inc. (a)	3,000	82,890
Vascular Solutions, Inc. †	2,200	32,582
Vical, Inc. †(a)	32,800	141,696
ViroPharma, Inc. †(a)	15,200	459,344
Vivus, Inc. †	7,000	124,740
West Pharmaceutical Services, Inc.	2,400	127,368
Wright Medical Group, Inc. †(a)	5,900	130,449
Young Innovations, Inc.	700	27,370
ZIOPHARM Oncology, Inc. †(a)	15,300	83,385

		20,904,100

Industrials - 13.8%
AAON, Inc. (a)	4,700	92,543
ACCO Brands Corp. †(a)	29,200	189,508
Aceto Corp.	7,400	69,930
Acorn Energy, Inc. (a)	2,700	24,084
Advisory Board Co./The †(a)	10,600	506,998
Aircastle Ltd.	15,800	179,014
Alamo Group, Inc.	2,500	84,450
Allegiant Travel Co. †(a)	9,100	576,576
American Railcar Industries, Inc. †(a)	6,000	170,040
Applied Industrial Technologies, Inc.	9,600	397,728
Argan, Inc.	2,300	40,135
Astec Industries, Inc. †(a)	4,900	154,889
Astronics Corp. †	5,400	166,320

See note to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Astronics Corp., Class B †	210	$6,405
AT Cross Co., Class A †	2,100	20,937
Avis Budget Group, Inc. †	15,900	244,542
AZZ, Inc.	5,200	197,496
Barnes Group, Inc. (a)	5,700	142,557
Barrett Business Services, Inc.	3,600	97,560
Beacon Roofing Supply, Inc. †(a)	16,300	464,550
Builders FirstSource, Inc. †(a)	10,600	55,014
Cascade Corp. (a)	1,600	87,584
Casella Waste Systems, Inc., Class A †	10,100	43,228
CBIZ, Inc. †	10,400	62,608
Chart Industries, Inc. †(a)	1,400	103,390
Coleman Cable, Inc. (a)	6,900	66,516
Covenant Transportation Group, Inc., Class A †	2,600	11,960
CPI Aerostructures, Inc. †(a)	1,800	19,512
CRA International, Inc. †(a)	2,200	38,016
Deluxe Corp. (a)	7,400	226,144
Douglas Dynamics, Inc. (a)	6,500	96,135
DXP Enterprises, Inc. †(a)	6,600	315,282
Dycom Industries, Inc. †	9,100	130,858
Dynamic Materials Corp.	5,600	84,112
Echo Global Logistics, Inc. †	4,100	70,315
Encore Capital Group, Inc. †	2,774	78,393
Encore Wire Corp. (a)	2,900	84,854
EnerSys, Inc. †	6,500	229,385
Exponent, Inc. †	4,900	279,741
Flow International Corp. †	11,400	42,180
Forward Air Corp. (a)	2,500	76,025
Franklin Electric Co., Inc. (a)	5,300	320,597
Furmanite Corp. †(a)	7,300	41,464
G&K Services, Inc., Class A	4,000	125,240
GenCorp, Inc. †(a)	14,000	132,860
Generac Holdings, Inc.	22,400	512,736
Gibraltar Industries, Inc. †	3,100	39,742
Global Power Equipment Group, Inc.	5,200	96,148
Gorman-Rupp Co./The (a)	3,500	94,500
GP Strategies Corp. †(a)	5,000	96,600
Graham Corp. (a)	1,900	34,333
Granite Construction, Inc.	5,000	143,600
H&E Equipment Services, Inc.	15,800	191,496
Hardinge, Inc.	4,300	44,075
Healthcare Services Group, Inc. (a)	20,500	468,835
Heritage-Crystal Clean, Inc. †(a)	1,400	27,790
HNI Corp.	5,300	135,203
Houston Wire & Cable Co.	4,500	48,420
Hudson Global, Inc. †	5,400	24,084
Hurco Cos., Inc. †	4,400	100,672
Huron Consulting Group, Inc. †	5,900	205,438
InnerWorkings, Inc. †(a)	12,900	167,958
Insteel Industries, Inc.	3,700	43,401
Intersections, Inc.	2,300	24,242
JetBlue Airways Corp. †	27,000	129,330
Kadant, Inc. †	3,300	76,527
Kaman Corp.	7,100	254,606
Lydall, Inc. †	8,800	123,992
Macquarie Infrastructure Co. LLC	11,600	481,168
Manitowoc Co., Inc./The	15,700	209,438
Matson, Inc.	3,900	81,549
McGrath RentCorp. (a)	4,400	114,796
Metalico, Inc. †	10,700	27,392
Middleby Corp. †	1,100	127,204
Miller Industries, Inc.	7,800	125,190
Mine Safety Appliances Co.	7,700	286,979

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Mistras Group, Inc. †	8,900	$206,480
Mueller Industries, Inc.	6,500	295,555
Multi-Color Corp. (a)	6,200	143,592
MYR Group, Inc. †	3,100	61,845
Navigant Consulting, Inc. †	7,300	80,665
Northwest Pipe Co. †(a)	2,800	69,020
Odyssey Marine Exploration, Inc. †(a)	26,100	82,476
On Assignment, Inc. †	20,800	414,336
Park-Ohio Holdings Corp. †	2,600	56,342
Patrick Industries, Inc. †	2,300	35,581
PMFG, Inc. †	3,900	31,551
Portfolio Recovery Associates, Inc. †	1,300	135,759
Powell Industries, Inc. †(a)	1,200	46,404
Primoris Services Corp.	13,000	169,650
Quality Distribution, Inc. †(a)	12,000	111,000
Raven Industries, Inc.	9,600	282,528
RBC Bearings, Inc. †	2,800	134,680
Roadrunner Transportation Systems, Inc. †	3,000	48,540
Rush Enterprises, Inc., Class A †(a)	5,900	113,634
SeaCube Container Leasing Ltd.	7,600	142,500
Seaspan Corp. (Hong Kong)	3,700	58,386
Simpson Manufacturing Co., Inc. (a)	6,200	177,444
Spirit Airlines, Inc. †(a)	26,000	444,080
Standex International Corp. (a)	3,500	155,575
Sun Hydraulics Corp. (a)	6,700	178,019
TAL International Group, Inc. (a)	8,300	282,034
Taser International, Inc. †(a)	20,400	123,012
Team, Inc. †(a)	6,600	210,210
Tennant Co. (a)	5,000	214,100
Tetra Tech, Inc. †	7,600	199,576
Textainer Group Holdings Ltd. (a)	15,600	476,580
Titan Machinery, Inc. †(a)	3,900	79,092
TRC Cos., Inc. †	2,900	21,808
Trex Co., Inc. †(a)	4,500	153,540
Twin Disc, Inc. (a)	4,800	85,920
UniFirst Corp.	4,100	273,839
United Rentals, Inc. †(a)	1,086	35,523
Universal Forest Products, Inc. (a)	7,000	290,780
US Airways Group, Inc. †(a)	35,800	374,468
US Ecology, Inc. (a)	5,300	114,374
US Home Systems, Inc.	1,500	18,705
USG Corp. †	37,100	814,345
Valence Technology, Inc. †	9,700	136
Wabash National Corp. †	19,300	137,609
XPO Logistics, Inc. †(a)	11,600	141,984

		18,908,396

Information Technology - 14.8%
3D Systems Corp. †(a)	17,500	574,875
Accelrys, Inc. †	7,200	62,352
ACI Worldwide, Inc. †(a)	7,900	333,854
Actuate Corp. †	14,700	103,341
Agilysys, Inc. †	10,000	86,000
Alliance Fiber Optic Products, Inc. †	3,000	26,970
American Software, Inc., Class A	8,600	70,176
Anaren, Inc. †	4,700	93,953
AOL, Inc. †(a)	8,000	281,840
Arris Group, Inc. †	21,300	272,427
Aspen Technology, Inc. †	6,700	173,195
ATMI, Inc. †(a)	11,000	204,270
Blackbaud, Inc.	1,100	26,312
Blucora, Inc. †	19,000	338,390
BroadSoft, Inc. †(a)	1,100	45,122

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 14.8% (continued)
BroadVision, Inc. †	4,900	$45,913
Brooks Automation, Inc.	11,100	89,133
BSQUARE Corp. †	6,800	21,624
CalAmp Corp. †(a)	6,400	52,544
Callidus Software, Inc. †(a)	16,900	83,317
Cardtronics, Inc. †	11,300	336,514
CIBER, Inc. †(a)	10,100	35,047
Ciena Corp. †(a)	7,600	103,360
Cirrus Logic, Inc. †(a)	22,500	863,775
Cognex Corp. (a)	4,300	148,694
Computer Task Group, Inc. †(a)	4,100	66,338
Comtech Telecommunications Corp. (a)	4,000	110,560
Convergys Corp.	8,400	131,628
Cornerstone OnDemand, Inc. †(a)	11,200	343,392
CoStar Group, Inc. †	1,300	106,002
CVD Equipment Corp. †(a)	11,300	109,610
Cymer, Inc. †(a)	7,000	357,420
Datalink Corp. †(a)	11,900	98,532
DealerTrack Holdings, Inc. †	11,700	325,845
Digi International, Inc. †	7,200	73,152
Digimarc Corp.	2,200	48,950
Dot Hill Systems Corp. †	19,100	20,437
eGain Communications Corp. †(a)	4,300	19,952
Electro Rent Corp. (a)	4,400	77,836
Electronics for Imaging, Inc. †	9,400	156,134
Ellie Mae, Inc. †	18,800	511,924
eMagin Corp. †(a)	6,100	25,132
Emcore Corp. †(a)	7,250	40,890
Entegris, Inc. †	9,600	78,048
EPIQ Systems, Inc.	4,100	55,022
ePlus, Inc. †(a)	2,800	109,816
Euronet Worldwide, Inc. †	6,900	129,651
ExlService Holdings, Inc. †	4,000	118,000
Fair Isaac Corp.	10,600	469,156
FalconStor Software, Inc. †	9,600	22,560
FARO Technologies, Inc. †(a)	5,300	218,996
FEI Co. (a)	11,700	625,950
Forrester Research, Inc.	3,800	109,326
Global Cash Access Holdings, Inc. †	38,500	309,925
Globecomm Systems, Inc. †(a)	5,100	56,865
Glu Mobile, Inc. †(a)	39,900	184,737
GSI Group, Inc. †	6,900	61,479
GSI Technology, Inc. †(a)	5,000	24,750
Hackett Group, Inc./The †	5,800	24,244
Heartland Payment Systems, Inc. (a)	9,500	300,960
iGO, Inc. †(a)	12,500	4,875
Immersion Corp. †(a)	13,500	73,845
Insight Enterprises, Inc. †	11,200	195,776
Integrated Silicon Solution, Inc. †	7,500	69,450
Internap Network Services Corp. †(a)	7,800	54,990
Ixia †	10,300	165,521
IXYS Corp. †	8,400	83,328
Keynote Systems, Inc. (a)	7,200	104,256
Kulicke & Soffa Industries, Inc. †	23,100	240,240
Liquidity Services, Inc. †(a)	3,700	185,777
LivePerson, Inc. †(a)	20,251	366,746
Majesco Entertainment Co. †	42,600	53,676
Manhattan Associates, Inc. †	5,800	332,166
Marchex, Inc., Class B (a)	13,700	52,334
MAXIMUS, Inc. (a)	6,600	394,152
Measurement Specialties, Inc. †(a)	3,900	128,622
Mentor Graphics Corp. †	19,300	298,764
Mercury Computer Systems, Inc. †	4,500	47,790
Mitek Systems, Inc. †(a)	15,900	51,357

	SHARES	VALUE (Note 3)
Information Technology - 14.8% (continued)
MKS Instruments, Inc.	4,900	$124,901
Monolithic Power Systems, Inc. †(a)	6,100	120,475
Monotype Imaging Holdings, Inc. (a)	10,400	162,136
MoSys, Inc. †(a)	5,300	21,412
MTS Systems Corp.	2,200	117,810
Nanometrics, Inc. †(a)	8,800	121,528
Netlist, Inc. †	13,900	17,931
Netscout Systems, Inc. †	5,400	137,754
NIC, Inc.	20,500	303,400
NVE Corp. †	2,400	142,056
OSI Systems, Inc. †	7,600	591,584
PC Connection, Inc.	6,800	78,268
PDF Solutions, Inc. †(a)	12,000	163,920
PFSweb, Inc. †	9,900	28,611
Procera Networks, Inc. †(a)	9,600	225,600
PROS Holdings, Inc. †(a)	8,200	156,374
QuickLogic Corp. †(a)	5,700	15,960
RealNetworks, Inc. †	4,000	33,280
Richardson Electronics Ltd.	9,500	112,765
Rogers Corp. †(a)	3,100	131,316
Saba Software, Inc. †(a)	13,200	131,868
ScanSource, Inc. †	3,700	118,474
SciQuest, Inc. †	2,000	36,400
Seachange International, Inc. †	4,300	33,755
Sourcefire, Inc. †(a)	10,000	490,300
SPS Commerce, Inc. †(a)	4,000	153,880
SS&C Technologies Holdings, Inc. †	5,500	138,655
Stamps.com, Inc. †(a)	10,600	245,284
Stratasys, Inc. †(a)	10,300	560,320
Super Micro Computer, Inc. †(a)	9,400	113,082
support.com, Inc. †(a)	12,700	53,721
Synaptics, Inc. †(a)	10,000	240,200
SYNNEX Corp. †(a)	6,800	221,544
TeleNav, Inc. †	9,300	55,521
Tessco Technologies, Inc.	1,400	29,638
Tyler Technologies, Inc. †(a)	8,700	382,974
Ultimate Software Group, Inc. †(a)	3,600	367,560
Ultratech, Inc. †	5,100	160,038
Universal Display Corp. †(a)	3,900	134,082
ValueClick, Inc. †(a)	6,800	116,892
VirnetX Holding Corp. †(a)	2,700	68,661
Virtusa Corp. †(a)	4,600	81,742
Volterra Semiconductor Corp. †(a)	6,100	133,407
Web.com Group, Inc. †	15,400	276,430
Westell Technologies, Inc., Class A †(a)	19,600	41,944
Wright Express Corp. †(a)	800	55,776
Zix Corp. †	14,200	40,754
Zygo Corp. †	7,800	142,662

		20,332,527

Materials - 4.8%
A Schulman, Inc. (a)	9,100	216,762
ADA-ES, Inc. †	4,300	101,523
American Vanguard Corp. (a)	13,800	480,240
Balchem Corp. (a)	4,800	176,304
Boise, Inc.	15,500	135,780
Buckeye Technologies, Inc.	9,700	310,982
Deltic Timber Corp. (a)	1,900	123,994
Eagle Materials, Inc.	13,300	615,258
Flotek Industries, Inc. †	17,800	225,526
Georgia Gulf Corp.	12,800	463,616
Graphic Packaging Holding Co. †	19,900	115,619
H.B. Fuller Co. (a)	14,100	432,588
Handy & Harman Ltd. †(a)	3,600	53,208

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Materials - 4.8% (continued)
Hawkins, Inc. (a)	1,700	$70,635
Haynes International, Inc.	1,400	73,010
Headwaters, Inc. †	37,700	248,066
Innophos Holdings, Inc. (a)	8,200	397,618
Innospec, Inc. †	6,700	227,264
KapStone Paper and Packaging Corp. †(a)	3,800	85,082
Koppers Holdings, Inc.	3,700	129,241
Louisiana-Pacific Corp. †(a)	35,900	448,750
Material Sciences Corp. †	8,000	73,120
Midway Gold Corp. †(a)	30,700	50,348
Myers Industries, Inc. (a)	10,900	170,258
Neenah Paper, Inc. (a)	4,000	114,560
PH Glatfelter Co.	4,400	78,364
Quaker Chemical Corp. (a)	1,000	46,670
Schweitzer-Mauduit International, Inc.	5,600	184,744
Senomyx, Inc. †	8,600	16,340
Stepan Co. (a)	2,400	230,688
Tredegar Corp.	5,000	88,700
UFP Technologies, Inc. †	3,400	59,806
Universal Stainless & Alloy †	2,600	96,590
Vista Gold Corp. †	33,900	123,057
Worthington Industries, Inc.	7,600	164,616

		6,628,927

Telecommunication Services - 1.0%
8x8, Inc. †	33,400	219,104
Atlantic Tele-Network, Inc. (a)	2,200	94,556
Cincinnati Bell, Inc. †(a)	42,200	240,540
Cogent Communications Group, Inc. (a)	12,400	285,076
Elephant Talk Communications, Inc. †(a)	14,600	20,148
General Communication, Inc., Class A †	4,600	45,080
HickoryTech Corp. (a)	1,700	17,986
IDT Corp., Class B	7,300	74,971
inContact, Inc. †	14,500	94,540
Lumos Networks Corp.	1,850	14,541
NTELOS Holdings Corp.	6,450	112,036
ORBCOMM, Inc. †(a)	4,000	14,960
Premiere Global Services, Inc. †	10,600	99,110

		1,332,648

Utilities - 1.3%
Artesian Resources Corp., Class A	2,300	53,429
CH Energy Group, Inc.	400	26,084
Chesapeake Utilities Corp.	7,400	350,464
Connecticut Water Service, Inc.	2,900	92,510
Genie Energy Ltd., Class B	5,900	42,303
Laclede Group, Inc./The (a)	8,600	369,800
MGE Energy, Inc. (a)	5,200	275,548
Middlesex Water Co.	4,300	82,388
NorthWestern Corp.	400	14,492
PNM Resources, Inc. (a)	11,700	246,051
Unitil Corp. (a)	4,200	114,324
UNS Energy Corp.	300	12,558
York Water Co. (a)	4,100	75,194

		1,755,145

TOTAL COMMON STOCKS (cost $115,921,886)		136,000,190

RIGHTS - 0.0% (b)

Information Technology - 0.0% (b)
Gerber Scientific, Inc., Expires (3)†(c)
(cost $—)	4,000	—

	SHARES	VALUE (Note 3)
WARRANTS - 0.0% (b)

Energy - 0.0% (b)
Magnum Hunter Resources Corp. (3)†(c)
(cost $—)	2,980	$—

MONEY MARKET FUNDS - 0.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(d)
(cost $842,755)	842,755	842,755

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 27.4%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(d)(e)
(cost $37,476,923)	37,476,923	37,476,923

TOTAL INVESTMENTS - 127.3% (cost $154,241,564)		174,319,868

LIABILITIES IN EXCESS OF OTHER ASSETS - (27.3%) (f)		(37,343,212)

NET ASSETS - 100.0%		$136,976,656

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $36,452,321; cash collateral of $37,476,923 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at $0 as of September 30, 2012 using procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of September 30, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes depreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

Open futures contracts outstanding at September 30, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2012	UNREALIZED DEPRECIATION
Long Contracts:
8	E-Mini Russell 2000 Futures	December 21, 2012	$678,461	$667,520	$(10,941)

Cash held as collateral with broker for futures contracts was $54,437 at September 30, 2012.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 98.9%
Australia - 8.1%
ALS Ltd.	11,725	$103,943
Amcor Ltd.	30,438	244,227
Atlas Iron Ltd. †	18,245	26,399
Australia & New Zealand Banking Group Ltd.	49,898	1,275,173
Caltex Australia Ltd.	4,085	69,599
CFS Retail Property Trust Group REIT	41,469	82,742
Coca-Cola Amatil Ltd.	10,216	143,426
Commonwealth Bank of Australia	27,136	1,562,438
Commonwealth Property Office Fund REIT	75,980	81,399
CSL Ltd.	8,759	416,611
Dexus Property Group REIT	90,954	89,420
GPT Group REIT	38,389	134,951
Insurance Australia Group Ltd.	62,946	283,898
Mesoblast Ltd. †	10,394	71,840
Mirvac Group REIT	60,599	89,621
National Australia Bank Ltd.	28,942	760,938
New Hope Corp. Ltd.	14,557	67,756
Orica Ltd.	4,011	103,147
OZ Minerals Ltd.	4,289	29,775
Paladin Energy Ltd. †(a)	12,165	15,562
QR National Ltd.	27,946	98,387
Ramsay Health Care Ltd.	3,907	97,125
Sonic Healthcare Ltd.	6,491	90,927
Telecom Corp of New Zealand Ltd. (a)	36,210	70,933
Telstra Corp. Ltd.	255,311	1,035,029
Wesfarmers Ltd.	3,799	134,455
Westfield Group REIT	56,684	595,658
Westfield Retail Trust REIT	88,920	265,508
Westpac Banking Corp. (a)	38,597	989,660
Woolworths Ltd.	8,977	267,308
WorleyParsons Ltd.	2,954	86,192

		9,384,047

Austria - 0.1%
Andritz AG	1,830	103,762
Lenzing AG	606	51,842

		155,604

Belgium - 2.4%
Ageas	11,340	272,435
Anheuser-Busch InBev NV	25,374	2,170,712
Belgacom SA	2,566	78,297
RTL Group SA	766	72,871
UCB SA	3,497	192,435

		2,786,750

Canada - 6.6% (1)
Agrium, Inc.	2,900	300,885
Alimentation Couche Tard, Inc., Class B	3,800	174,635
Atco Ltd., Class I	1,000	78,324
Baytex Energy Corp.	800	38,019
BCE, Inc.	9,900	435,536
Boardwalk Real Estate Investment Trust REIT (a)	1,500	99,161
Brookfield Office Properties, Inc.	7,200	119,670
Calloway Real Estate Investment Trust REIT	3,200	97,227
Canadian National Railway Co.	5,900	522,064
Canadian Pacific Railway Ltd.	4,600	381,766

	SHARES	VALUE (Note 3)
Canada - 6.6% (1) (continued)
Canadian Utilities Ltd., Class A	3,500	$244,548
CGI Group, Inc., Class A †	10,200	273,909
CI Financial Corp.	3,300	76,265
Dollarama, Inc.	4,000	255,315
Domtar Corp.	900	70,555
Emera, Inc.	2,100	74,101
Empire Co., Ltd., Class A	1,100	66,217
Enbridge, Inc.	7,500	292,951
Fairfax Financial Holdings Ltd.	200	77,252
First Capital Realty, Inc.	3,800	72,629
First Majestic Silver Corp. †	4,300	99,813
Franco-Nevada Corp.	3,600	212,206
Gildan Activewear, Inc.	3,000	95,117
H&R Real Estate Investment Trust REIT	5,400	138,364
Intact Financial Corp.	2,700	164,236
Keyera Corp.	1,700	82,380
Lululemon Athletica, Inc. †	3,000	221,727
Methanex Corp.	2,000	57,064
Metro, Inc.	4,200	249,496
Onex Corp.	2,400	94,721
Paramount Resources Ltd., Class A †	2,400	73,189
Pembina Pipeline Corp.	4,600	129,143
RioCan Real Estate Investment Trust REIT (a)	8,000	225,165
Rogers Communications, Inc., Class B	2,500	101,210
Shoppers Drug Mart Corp.	200	8,327
TELUS Corp.	6,200	391,071
Tim Hortons, Inc.	5,100	265,401
Toronto-Dominion Bank/The	6,300	525,417
TransCanada Corp. (a)	3,800	172,935
Trilogy Energy Corp.	4,600	119,972
Valeant Pharmaceuticals International, Inc. †	1,329	73,351
Vermilion Energy, Inc.	1,300	61,092
Yamana Gold, Inc.	15,100	288,453

		7,600,879

Denmark - 1.8%
Carlsberg A/S, Class B	3,117	276,137
Coloplast A/S, Class B	894	186,294
DSV A/S	2,710	60,839
H Lundbeck A/S	3,734	69,180
Novo Nordisk A/S, Class B	8,917	1,403,303
William Demant Holding A/S †	1,394	124,902

		2,120,655

Finland - 0.8%
Elisa OYJ	3,629	82,122
Kesko OYJ, B Shares	1,282	36,338
Kone OYJ, Class B	3,513	243,482
Nokian Renkaat OYJ	1,747	71,313
Sampo OYJ, A Shares	4,733	147,484
Wartsila OYJ	8,465	293,744

		874,483

France - 7.3%
Air Liquide SA	3,601	446,348
AXA SA	18,006	268,068
Bureau Veritas SA	591	60,670
Christian Dior SA	1,623	217,405
Cie Generale d’Optique Essilor
International SA	3,545	331,727

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 7.3% (continued)
Danone SA	2,877	$177,019
Dassault Systemes SA	1,844	193,738
Edenred	3,620	101,648
European Aeronautic Defence and Space Co. NV	14,081	446,296
Eutelsat Communications SA	3,108	99,859
Hermes International	1,665	446,680
Iliad SA	1,834	298,470
Lafarge SA	5,316	285,615
L’Oreal SA	7,307	903,445
LVMH Moet Hennessy Louis Vuitton SA	971	145,765
Pernod-Ricard SA	4,394	492,878
PPR	1,784	273,809
Renault SA	5,669	265,627
Rexel SA	4,367	87,872
Safran SA	2,192	78,845
Sanofi	16,226	1,388,564
SCOR SE	2,421	62,405
SEB SA	592	41,046
Sodexo	1,964	147,874
Technip SA	1,542	171,334
Total SA	14,661	729,384
Unibail-Rodamco SE REIT	1,172	233,539

		8,395,930

Germany - 8.7%
Adidas AG	5,909	484,900
Allianz SE	4,951	590,474
BASF SE	9,004	760,803
Bayer AG	9,028	776,315
Beiersdorf AG	7,760	569,931
Continental AG	4,295	421,230
Daimler AG	6,159	298,931
Deutsche Post AG	18,373	358,930
E.ON AG	13,505	320,919
Fresenius Medical Care AG & Co. KGaA	5,562	407,975
Fresenius SE & Co. KGaA	2,724	316,302
GEA Group AG	2,796	84,771
Hannover Rueckversicherung AG	4,457	285,211
HeidelbergCement AG	5,185	272,336
Kabel Deutschland Holding AG †	2,893	206,517
Lanxess AG	3,371	280,015
Linde AG	3,571	615,497
Merck KGaA	3,635	448,715
Muenchener Rueckversicherungs AG	4,909	767,583
RWE AG	6,357	284,463
SAP AG	18,837	1,340,505
Suedzucker AG	2,234	79,139

		9,971,462

Hong Kong - 3.1%
AIA Group Ltd.	62,200	230,478
ASM Pacific Technology Ltd. (a)	9,700	114,698
BOC Hong Kong Holdings Ltd.	189,500	599,312
Cheung Kong Holdings Ltd.	20,000	292,174
Cheung Kong Infrastructure Holdings Ltd.	31,000	187,471
CLP Holdings Ltd.	1,500	12,732
Dah Chong Hong Holdings Ltd.	63,000	57,027
First Pacific Co., Ltd.	72,000	77,861
Galaxy Entertainment Group Ltd. †(a)	92,000	305,660

	SHARES	VALUE (Note 3)
Hong Kong - 3.1% (continued)
Giordano International Ltd.	64,000	$53,665
Global Bio-Chem Technology Group Co., Ltd.	198,000	20,758
Great Wall Motor Co., Ltd.	250	656
Hang Seng Bank Ltd. (a)	2,800	42,804
Lifestyle International Holdings Ltd.	33,500	69,052
Link REIT/The REIT (a)	37,500	177,613
Melco International Development Ltd.	103,000	91,424
New World Development Co., Ltd.	196,000	302,036
NWS Holdings Ltd.	61,000	97,777
Sands China Ltd.	82,000	303,595
Shangri-La Asia Ltd.	24,000	46,416
SmarTone Telecommunications Holdings Ltd.	31,500	62,542
Stella International Holdings Ltd.	32,500	79,978
Swire Pacific Ltd., Class A	1,500	18,313
Swire Properties Ltd.	50	154
Television Broadcasts Ltd.	10,000	73,826
Towngas China Co., Ltd.	39,000	28,844
Vinda International Holdings Ltd.	44,000	60,454
Wheelock & Co., Ltd. (a)	16,000	68,739
Yingde Gases	63,500	56,058

		3,532,117

Israel - 0.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	26,280
Israel Corp. Ltd./The	62	39,475
Mellanox Technologies Ltd. †	1,786	185,227
Teva Pharmaceutical Industries Ltd.	8,831	364,534

		615,516

Italy - 2.8%
Davide Campari-Milano SpA	11,007	86,644
Enel Green Power SpA	39,334	66,624
Eni SpA	63,063	1,382,560
Fiat Industrial SpA	27,185	266,228
Luxottica Group SpA	5,548	195,702
Pirelli & C. SpA (a)	9,640	104,024
Prada SpA	43,300	321,691
Saipem SpA	7,415	357,331
Snam SpA	22,123	98,132
Tenaris SA	15,608	319,402
Terna Rete Elettrica Nazionale SpA	16,361	61,008

		3,259,346

Japan - 15.0%
ABC-Mart, Inc.	2,700	119,156
Acom Co., Ltd. †	4,470	113,706
Aeon Credit Service Co., Ltd.	5,400	116,115
Ajinomoto Co., Inc.	24,000	375,919
Aozora Bank Ltd.	58,000	177,364
Asics Corp.	5,100	68,794
Astellas Pharma, Inc.	7,700	390,235
Autobacs Seven Co., Ltd. (a)	1,100	49,805
Calbee, Inc.	3,600	315,644
Calsonic Kansei Corp.	14,000	53,920
Century Tokyo Leasing Corp.	4,800	92,924
Chiyoda Corp.	7,000	108,751
Chugai Pharmaceutical Co., Ltd.	13,800	289,241
Chugoku Bank Ltd./The	5,000	70,446
Credit Saison Co., Ltd.	3,800	91,807
Daido Steel Co., Ltd. (a)	12,000	55,729

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 15.0% (continued)
Dainippon Screen Manufacturing Co., Ltd.	7,000	$34,285
Dainippon Sumitomo Pharma Co., Ltd.	6,800	74,713
Daito Trust Construction Co., Ltd.	1,100	110,423
Daiwa House Industry Co., Ltd.	9,000	130,409
Eisai Co., Ltd.	2,900	130,639
FamilyMart Co., Ltd.	6,000	294,777
Fast Retailing Co., Ltd.	1,500	348,357
Fuji Heavy Industries Ltd.	17,000	141,635
Gunma Bank Ltd./The	15,000	76,175
Hachijuni Bank Ltd./The	12,000	66,532
Hankyu Hanshin Holdings, Inc.	52,000	280,828
Heiwa Corp.	3,300	55,360
Hino Motors Ltd.	32,000	209,482
Hitachi Ltd.	660	3,665
Hitachi Transport System Ltd.	3,200	53,621
Hokuhoku Financial Group, Inc.	23,000	35,556
Hoshizaki Electric Co., Ltd.	3,200	92,933
House Foods Corp.	3,600	60,905
IHI Corp.	27,000	60,134
Isuzu Motors Ltd.	52,000	250,575
Itochu Techno-Solutions Corp.	6,900	358,628
Japan Retail Fund Investment Corp. REIT	33	58,923
Japan Tobacco, Inc.	35,300	1,056,661
JGC Corp.	8,000	266,434
Joyo Bank Ltd./The	19,000	92,921
Kajima Corp. (a)	30,000	81,838
Kakaku.com, Inc.	2,100	78,715
Kewpie Corp.	4,700	78,634
Keyence Corp.	40	10,243
Kintetsu Corp. (a)	71,000	278,037
Komeri Co., Ltd.	2,500	63,617
Kyowa Hakko Kirin Co., Ltd.	6,000	72,457
Lawson, Inc.	4,500	345,440
M3, Inc.	69	131,173
McDonald’s Holdings Co., Japan Ltd.	3,700	105,407
Miraca Holdings, Inc.	1,700	76,344
Mitsubishi UFJ Financial Group, Inc.	83,400	390,275
Mitsui Fudosan Co., Ltd.	17,000	339,705
Mizuho Financial Group, Inc. (a)	174,700	283,545
Namco Bandai Holdings, Inc.	12,300	208,375
NHK Spring Co., Ltd.	12,500	107,407
Nikon Corp.	8,900	244,726
Nippon Shokubai Co., Ltd. (a)	7,000	78,289
Nippon Television Network Corp.	5,100	74,929
Nishi-Nippon City Bank Ltd./The	21,000	48,606
Nissin Foods Holdings Co., Ltd.	1,900	74,428
Nomura Research Institute Ltd.	3,500	72,130
NTT DOCOMO, Inc.	6	9,694
Odakyu Electric Railway Co., Ltd. (a)	11,000	115,607
OJI Paper Co., Ltd. (a)	15,000	45,650
Ono Pharmaceutical Co., Ltd.	2,500	153,830
Oriental Land Co., Ltd.	2,300	302,834
Otsuka Holdings Co., Ltd.	12,200	378,090
Park24 Co., Ltd.	5,400	88,236
Rakuten, Inc.	18,100	184,042
Sanrio Co., Ltd. (a)	2,600	92,993
Santen Pharmaceutical Co., Ltd.	2,100	96,327
Sawai Pharmaceutical Co., Ltd.	700	81,224
Sekisui Chemical Co., Ltd.	10,000	80,542

	SHARES	VALUE (Note 3)
Japan - 15.0% (continued)
Seven & I Holdings Co., Ltd.	10,300	$315,626
Shimamura Co., Ltd.	2,300	267,762
Shimano, Inc.	1,600	116,170
SKY Perfect JSAT Holdings, Inc.	133	59,890
Softbank Corp.	11,100	448,790
Sugi Holdings Co., Ltd.	2,600	91,282
Sumitomo Corp.	18,100	243,492
Sumitomo Forestry Co., Ltd.	9,300	82,578
Sumitomo Mitsui Financial Group, Inc.	11,300	352,087
Sumitomo Realty & Development Co., Ltd.	8,000	211,988
Sumitomo Rubber Industries Ltd.	6,400	76,112
Suruga Bank Ltd.	8,000	90,674
Sysmex Corp.	3,100	149,062
Taiheiyo Cement Corp.	49,000	105,483
Taisei Corp. (a)	28,000	80,231
Tobu Railway Co., Ltd. (a)	73,000	392,793
Toho Gas Co., Ltd.	17,000	112,806
Tokyo Gas Co., Ltd.	52,000	285,945
Tokyu Corp.	41,000	195,847
TOTO Ltd.	12,000	88,151
Toyo Suisan Kaisha Ltd.	3,000	75,069
Toyota Tsusho Corp.	18,400	393,056
Trend Micro, Inc.	3,500	97,587
Ube Industries Ltd.	25,000	53,685
Unicharm Corp. (a)	7,800	447,215
USS Co., Ltd.	1,250	132,012
Yakult Honsha Co., Ltd. (a)	5,200	246,568
Yamaguchi Financial Group, Inc.	5,000	40,458
Yamazaki Baking Co., Ltd.	5,000	66,917
Yokogawa Electric Corp.	8,300	95,796
Yokohama Rubber Co., Ltd./The	14,000	103,453
Zensho Holdings Co., Ltd. (a)	4,900	62,411

		17,288,512

Netherlands - 6.3%
Akzo Nobel NV	4,998	282,221
ASML Holding NV	11,663	623,836
Gemalto NV	3,241	285,043
Heineken NV	7,509	447,613
Koninklijke Ahold NV	12,773	159,976
Koninklijke DSM NV	1,137	56,718
Koninklijke Philips Electronics NV	12,874	300,575
Koninklijke Vopak NV	762	53,468
Royal Dutch Shell PLC, Class A	96,292	3,334,055
Unilever NV CVA	46,959	1,665,450

		7,208,955

Norway - 2.7%
Aker Solutions ASA	15,020	286,125
Golar LNG Ltd.	2,009	78,176
Petroleum Geo-Services ASA	17,644	293,503
Seadrill Ltd.	13,054	512,821
Statoil ASA	52,537	1,355,801
Telenor ASA	22,754	444,106
TGS Nopec Geophysical Co. ASA	3,376	110,086

		3,080,618

Portugal - 0.2%
Galp Energia SGPS SA	4,497	72,855
Jeronimo Martins SGPS SA	6,068	101,303

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Portugal - 0.2% (continued)
Portugal Telecom SGPS SA	7,413	$36,629

		210,787

Singapore - 3.4%
Ascendas Real Estate Investment
Trust REIT	52,000	101,853
CapitaLand Ltd.	125,000	321,978
Dairy Farm International Holdings, Ltd.	6,300	69,986
DBS Group Holdings Ltd.	27,000	315,367
Fraser and Neave Ltd.	50,000	360,345
Global Logistic Properties Ltd.	210,000	428,066
Jardine Cycle & Carriage Ltd. (a)	6,000	234,202
Jardine Matheson Holdings Ltd.	11,600	658,503
Jardine Strategic Holdings Ltd.	7,000	236,971
Keppel Corp. Ltd.	35,000	323,603
Noble Group Ltd.	19,363	20,783
SembCorp Industries Ltd.	13,000	59,723
SembCorp Marine Ltd.	17,000	68,378
Singapore Telecommunications Ltd.	256,000	666,611
StarHub Ltd.	33,000	99,867

		3,966,236

Spain - 1.9%
Amadeus IT Holding SA, A Shares	12,030	280,467
Ferrovial SA	11,268	146,800
Grifols SA †	9,811	324,287
Inditex SA	10,745	1,335,097
Red Electrica Corp. SA	2,354	111,571

		2,198,222

Sweden - 4.0%
Alfa Laval AB	6,671	121,217
Assa Abloy AB, Class B	5,856	190,128
Atlas Copco AB, A Shares	11,995	280,280
Electrolux AB, Series B	11,360	280,701
Elekta AB, B Shares	6,724	88,772
Getinge AB, B Shares	4,444	134,158
Hennes & Mauritz AB, B Shares	27,327	951,066
Industrivarden AB, Class C	4,099	58,738
Investor AB, B Shares	16,029	353,232
Lundin Petroleum AB †	7,466	182,332
Meda AB, A Shares	7,554	76,521
Skandinaviska Enskilda Banken AB, Class A	34,172	286,341
Svenska Cellulosa AB, B Shares	5,358	99,615
Svenska Handelsbanken AB, A Shares	15,565	584,139
Swedbank AB, A Shares	21,343	401,440
Swedish Match AB	4,571	185,042
Volvo AB, B Shares	23,782	334,124

		4,607,846

Switzerland - 8.6%
Adecco SA †	5,658	270,078
Compagnie Financiere Richemont SA, Class A	9,054	543,631
Geberit AG †	236	51,402
Holcim Ltd. †	4,469	284,635
Nestle SA	45,680	2,882,288
Novartis AG	28,392	1,737,690
Roche Holding AG	9,510	1,778,814
Schindler Holding AG	1,395	171,756
SGS SA	237	487,374

	SHARES	VALUE (Note 3)
Switzerland - 8.6% (continued)
Swatch Group AG/The	716	$285,938
Syngenta AG	1,918	717,490
Zurich Insurance Group AG †	2,580	643,213

		9,854,309

United Kingdom - 14.6%
Aggreko PLC	7,624	285,401
ARM Holdings PLC	2,198	20,515
Associated British Foods PLC	9,388	195,621
AstraZeneca PLC	240	11,459
BG Group PLC	2,230	45,123
British American Tobacco PLC	28,992	1,489,708
British Sky Broadcasting Group PLC	17,246	206,996
BT Group PLC	130,732	487,335
Bunzl PLC	7,883	141,365
Burberry Group PLC	10,227	165,596
Compass Group PLC	41,470	458,420
CRH PLC	13,354	257,072
Croda International PLC	3,164	124,208
Diageo PLC	46,529	1,310,171
Experian PLC	34,548	575,249
Fresnillo PLC	1,715	51,476
G4S PLC	22,026	94,608
GlaxoSmithKline PLC	62,859	1,450,951
IMI PLC	4,267	62,160
Imperial Tobacco Group PLC	12,034	445,818
Intertek Group PLC	2,171	96,251
Johnson Matthey PLC	2,582	100,853
Kingfisher PLC	42,770	182,841
Legal & General Group PLC	62,913	134,313
Meggitt PLC	17,966	114,658
Mondi PLC	7,018	71,596
National Grid PLC	39,563	436,414
Next PLC	6,383	356,101
Old Mutual PLC	33,291	91,587
Pearson PLC	15,946	311,721
Petrofac Ltd.	14,632	378,045
Prudential PLC	39,000	506,426
Randgold Resources Ltd.	303	37,273
Reckitt Benckiser Group PLC	4,737	272,920
Reed Elsevier PLC	9,377	89,768
Rexam PLC	12,637	88,915
Rolls-Royce Holdings PLC †	35,118	479,069
SABMiller PLC	32,301	1,421,246
Sage Group PLC/The	14,253	72,222
Severn Trent PLC	3,568	96,753
Shire PLC	2,048	60,413
Smith & Nephew PLC	5,401	59,580
SSE PLC	8,866	199,509
Standard Life PLC	35,622	157,245
Tate & Lyle PLC	14,485	155,800
Tullow Oil PLC	11,125	246,799
United Utilities Group PLC	13,217	152,803
Vodafone Group PLC	704,780	2,002,726
WM Morrison Supermarkets PLC	42,179	194,476
Wolseley PLC	5,086	217,559
WPP PLC	7,612	103,682

		16,768,816

TOTAL COMMON STOCKS (cost $101,579,469)		113,881,090

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
EXCHANGE-TRADED FUNDS - 0.5%
iShares MSCI EAFE Index Fund (1)
(cost $504,633)	10,617	$562,701

MONEY MARKET FUNDS - 0.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $225,757)	225,757	225,757

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (b)(c)
(cost $3,253,508)	3,253,508	3,253,508

TOTAL INVESTMENTS - 102.4% (cost $105,563,367)		117,923,056

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)		(2,811,959)

NET ASSETS - 100.0%		$115,111,097

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,083,879; cash collateral of $3,253,508 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,692,728	12.7%
Consumer Staples	20,859,439	18.1
Energy	11,064,522	9.6
Financials	19,712,772	17.1
Health Care	14,506,078	12.6
Industrials	12,622,321	11.0
Information Technology	4,141,210	3.6
Materials	6,651,806	5.8
Mutual Fund	562,701	0.5
Telecommunication Services	6,777,248	5.9
Utilities	2,852,966	2.5
Money Market Funds	3,479,265	3.0

Total Investments	117,923,056	102.4
Liabilities in Excess of Other Assets	(2,811,959)	(2.4)

Net Assets	$115,111,097	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 97.8%	SHARES	VALUE (Note 3)
Consumer Discretionary - 21.6%
Aaron’s, Inc. (a)	93	$2,586
Amazon.com, Inc. †	53	13,479
Apollo Group, Inc., Class A †	71	2,063
AutoNation, Inc. †(a)	90	3,930
AutoZone, Inc. †	16	5,915
Bed Bath & Beyond, Inc. †	101	6,363
BorgWarner, Inc. †(a)	22	1,520
Buckle, Inc./The (a)	45	2,044
Carter’s, Inc. †	59	3,177
CBS Corp., Class B	788	28,628
Chipotle Mexican Grill, Inc. †	49	15,559
Cinemark Holdings, Inc. (a)	92	2,064
Coach, Inc.	66	3,697
Comcast Corp., Class A	1,823	65,209
Deckers Outdoor Corp. †(a)	28	1,026
Dillard’s, Inc., Class A	49	3,544
DIRECTV †	86	4,512
DISH Network Corp., Class A	192	5,877
Dollar General Corp. †	579	29,842
Dollar Tree, Inc. †	295	14,241
Domino’s Pizza, Inc. (a)	82	3,091
DR Horton, Inc. (a)	795	16,409
DSW, Inc., Class A	51	3,403
Express, Inc. †(a)	194	2,875
Family Dollar Stores, Inc.	63	4,177
Foot Locker, Inc.	105	3,727
Fossil, Inc. †	37	3,134
GameStop Corp., Class A (a)	66	1,386
Gap, Inc./The	502	17,962
Genuine Parts Co.	74	4,516
GNC Holdings, Inc., Class A	104	4,053
Goodyear Tire & Rubber Co./The †	186	2,267
H&R Block, Inc.	197	3,414
Home Depot, Inc./The	1,221	73,712
HSN, Inc. (a)	57	2,796
Las Vegas Sands Corp.	457	21,191
Lennar Corp., Class A (a)	624	21,696
Liberty Media Corp. - Liberty Capital, Class A †	44	4,583
LKQ Corp. †(a)	202	3,737
Lowe’s Cos., Inc.	949	28,698
Ltd. Brands, Inc.	139	6,847
Macy’s, Inc.	524	19,713
Madison Square Garden Co./The, Class A †(a)	56	2,255
Mattel, Inc.	402	14,263
McGraw-Hill Cos., Inc./The	120	6,551
News Corp., Class A	2,041	50,066
NIKE, Inc., Class B	304	28,853
Nordstrom, Inc.	59	3,256
O’Reilly Automotive, Inc. †	60	5,017
Panera Bread Co., Class A †	24	4,101
PetSmart, Inc.	64	4,415
Polaris Industries, Inc. (a)	56	4,529
priceline.com, Inc. †	39	24,130
PulteGroup, Inc. †	1,557	24,134
Ralph Lauren Corp.	40	6,049
Rent-A-Center, Inc. (a)	57	2,000
Ross Stores, Inc.	256	16,538
Sally Beauty Holdings, Inc. †	147	3,688
Sears Holdings Corp. †	35	1,942
Service Corp. International	218	2,934
Sirius XM Radio, Inc. †	4,683	12,176

	SHARES	VALUE (Note 3)
Consumer Discretionary - 21.6% (continued)
Six Flags Entertainment Corp.	55	$3,234
Starbucks Corp.	458	23,243
Tesla Motors, Inc. †(a)	56	1,640
Tiffany & Co. (a)	39	2,413
Time Warner, Inc.	212	9,610
TJX Cos., Inc.	768	34,399
Tractor Supply Co.	49	4,846
Tupperware Brands Corp.	43	2,304
Ulta Salon Cosmetics & Fragrance, Inc.	50	4,815
Under Armour, Inc., Class A †(a)	82	4,578
VF Corp.	51	8,127
Viacom, Inc., Class B	118	6,324
Walt Disney Co./The	1,137	59,442
Weight Watchers International, Inc. (a)	51	2,693
Wolverine World Wide, Inc. (a)	50	2,218
Wyndham Worldwide Corp.	277	14,537
Wynn Resorts Ltd.	37	4,271
Yum! Brands, Inc.	243	16,121

		890,375

Consumer Staples - 10.9%
Altria Group, Inc.	932	31,120
Brown-Forman Corp., Class B	66	4,307
Casey’s General Stores, Inc. (a)	44	2,514
Church & Dwight Co., Inc.	85	4,589
Coca-Cola Co./The	102	3,869
Colgate-Palmolive Co.	155	16,619
ConAgra Foods, Inc.	182	5,021
Costco Wholesale Corp.	147	14,718
CVS Caremark Corp.	734	35,540
Estee Lauder Cos., Inc./The, Class A	151	9,297
Flowers Foods, Inc. (a)	102	2,058
General Mills, Inc.	150	5,978
Green Mountain Coffee Roasters, Inc. †(a)	84	1,995
Herbalife Ltd. (Cayman Islands)	71	3,365
Hershey Co./The	95	6,735
HJ Heinz Co. (a)	50	2,798
Hormel Foods Corp. (a)	136	3,977
JM Smucker Co./The	55	4,748
Kimberly-Clark Corp.	366	31,396
Kraft Foods, Inc., Class A	535	22,122
Kroger Co./The	86	2,024
Lorillard, Inc.	61	7,104
Mead Johnson Nutrition Co.	82	6,009
Monster Beverage Corp. †	364	19,714
Nu Skin Enterprises, Inc., Class A (a)	58	2,252
Philip Morris International, Inc.	681	61,249
Pricesmart, Inc. (a)	39	2,953
Ralcorp Holdings, Inc. †	26	1,898
Reynolds American, Inc. (a)	232	10,055
Smithfield Foods, Inc. †	116	2,279
TreeHouse Foods, Inc. †	39	2,048
Tyson Foods, Inc., Class A	192	3,076
Wal-Mart Stores, Inc.	1,388	102,434
Whole Foods Market, Inc.	135	13,149

		449,010

Energy - 4.1%
Anadarko Petroleum Corp.	60	4,195
Apco Oil and Gas International, Inc.	32	515
Cabot Oil & Gas Corp.	130	5,837
CARBO Ceramics, Inc. (a)	17	1,070
Chesapeake Energy Corp.	102	1,925
Chevron Corp.	66	7,693

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Energy - 4.1% (continued)
Cobalt International Energy, Inc. †	757	$16,858
ConocoPhillips	135	7,719
Dresser-Rand Group, Inc. †	42	2,314
EOG Resources, Inc.	32	3,585
EQT Corp.	82	4,838
FMC Technologies, Inc. †	64	2,963
Golar LNG Ltd. (Bermuda)	71	2,740
Gulfport Energy Corp. †(a)	49	1,532
Helix Energy Solutions Group, Inc. †(a)	146	2,667
HollyFrontier Corp.	81	3,343
Key Energy Services, Inc. †	134	938
Kinder Morgan, Inc.	785	27,883
Kodiak Oil & Gas Corp. †	1,030	9,641
Marathon Oil Corp.	178	5,263
Marathon Petroleum Corp.	173	9,444
Noble Energy, Inc.	23	2,132
Oasis Petroleum, Inc. †	30	884
Oceaneering International, Inc.	67	3,702
Range Resources Corp.	84	5,869
Rosetta Resources, Inc. †(a)	40	1,916
Seadrill Ltd. (Norway)	144	5,648
SM Energy Co.	42	2,273
Spectra Energy Corp.	227	6,665
Tesoro Corp.	112	4,693
Valero Energy Corp.	91	2,883
Williams Cos., Inc./The	269	9,407
World Fuel Services Corp. (a)	52	1,852

		170,887

Financials - 13.2%
American Campus Communities,
Inc. REIT	63	2,764
American Express Co.	479	27,236
American Financial Group, Inc.	68	2,577
American International Group, Inc. †	1,279	41,938
American Tower Corp. REIT	358	25,558
Arch Capital Group Ltd. (Bermuda) †(a)	86	3,584
AvalonBay Communities, Inc. REIT	37	5,032
BB&T Corp.	375	12,435
Boston Properties, Inc. REIT	39	4,314
BRE Properties, Inc. REIT (a)	50	2,344
Capital One Financial Corp.	175	9,977
Chubb Corp./The	190	14,493
Digital Realty Trust, Inc. REIT (a)	55	3,842
Discover Financial Services	221	8,780
Equity Lifestyle Properties, Inc. REIT	31	2,112
Erie Indemnity Co., Class A	32	2,057
Essex Property Trust, Inc. REIT (a)	22	3,261
Extra Space Storage, Inc. REIT	110	3,657
Federal Realty Investment Trust REIT (a)	34	3,580
Fidelity National Financial, Inc., Class A	146	3,123
General Growth Properties, Inc. REIT	1,377	26,824
HCP, Inc. REIT	443	19,705
Health Care REIT, Inc. REIT	462	26,680
Marsh & McLennan Cos., Inc.	196	6,650
Moody’s Corp. (a)	113	4,991
Ocwen Financial Corp. †(a)	119	3,262
ProAssurance Corp.	33	2,985
Prologis, Inc. REIT	69	2,417
Public Storage REIT	189	26,303
Rayonier, Inc. REIT (a)	72	3,529
Signature Bank †(a)	40	2,683
Simon Property Group, Inc. REIT	219	33,246
SLM Corp.	80	1,258

	SHARES	VALUE (Note 3)
Financials - 13.2% (continued)
Tanger Factory Outlet Centers REIT	72	$2,328
Taubman Centers, Inc. REIT	42	3,223
US Bancorp	1,669	57,247
Ventas, Inc. REIT	229	14,255
Wells Fargo & Co.	3,472	119,888
WR Berkley Corp. (a)	97	3,637

		543,775

Health Care - 12.7%
Abbott Laboratories	291	19,951
Accretive Health, Inc. †	106	1,183
Aetna, Inc.	150	5,940
Alexion Pharmaceuticals, Inc. †	280	32,032
Allergan, Inc.	105	9,616
AmerisourceBergen Corp.	46	1,781
Amgen, Inc.	474	39,968
athenahealth, Inc. †(a)	42	3,854
Biogen Idec, Inc. †	167	24,921
BioMarin Pharmaceutical, Inc. †	82	3,302
Bristol-Myers Squibb Co.	767	25,886
Cardinal Health, Inc.	99	3,858
Catamaran Corp. †(a)	44	4,311
Celgene Corp. †	287	21,927
Cepheid, Inc. †(a)	65	2,243
Cerner Corp. †	78	6,038
Cigna Corp.	80	3,774
Cooper Cos., Inc./The	25	2,362
Cubist Pharmaceuticals, Inc. †(a)	74	3,528
Eli Lilly & Co.	601	28,493
Express Scripts Holding Co. †	365	22,875
Gilead Sciences, Inc. †	221	14,659
HCA Holdings, Inc.	382	12,702
Humana, Inc.	72	5,051
Intuitive Surgical, Inc. †	26	12,886
Jazz Pharmaceuticals PLC (Ireland) †(a)	22	1,254
Johnson & Johnson	76	5,237
McKesson Corp.	63	5,420
Merck & Co., Inc.	951	42,890
Omnicare, Inc.	90	3,057
Onyx Pharmaceuticals, Inc. †	58	4,901
Perrigo Co.	47	5,460
Pfizer, Inc.	3,092	76,836
Pharmacyclics, Inc. †	329	21,221
Regeneron Pharmaceuticals, Inc. †(a)	98	14,961
Thoratec Corp. †	57	1,972
UnitedHealth Group, Inc.	330	18,285
Watson Pharmaceuticals, Inc. †	45	3,832
WellCare Health Plans, Inc. †	53	2,997
WellPoint, Inc.	89	5,163

		526,627

Industrials - 9.1%
Chart Industries, Inc. †(a)	32	2,363
CLARCOR, Inc. (a)	41	1,830
Clean Harbors, Inc. †(a)	45	2,198
Copart, Inc. †	106	2,939
Delta Air Lines, Inc. †	1,583	14,500
Donaldson Co., Inc. (a)	84	2,916
Fastenal Co.	131	5,632
Gardner Denver, Inc.	25	1,510
General Electric Co.	6,175	140,234
Genesee & Wyoming, Inc., Class A †(a)	34	2,273
Hexcel Corp. †(a)	109	2,618
Iron Mountain, Inc.	115	3,923
Kansas City Southern	58	4,395

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 9.1% (continued)
Kirby Corp. †(a)	47	$2,598
Lincoln Electric Holdings, Inc. (a)	63	2,460
Lockheed Martin Corp.	39	3,642
Norfolk Southern Corp.	121	7,699
Old Dominion Freight Line, Inc. †	84	2,533
Polypore International, Inc. †(a)	35	1,237
Precision Castparts Corp.	33	5,390
Rollins, Inc.	105	2,456
Ryder System, Inc.	25	977
Sauer-Danfoss, Inc.	56	2,252
Teledyne Technologies, Inc. †(a)	41	2,599
Towers Watson & Co., Class A	39	2,069
TransDigm Group, Inc. †	32	4,540
Triumph Group, Inc. (a)	44	2,751
Union Pacific Corp.	364	43,207
United Parcel Service, Inc., Class B	344	24,620
United Rentals, Inc. †	336	10,991
US Airways Group, Inc. †(a)	359	3,755
Verisk Analytics, Inc., Class A †	332	15,807
Wabtec Corp.	40	3,212
Waste Connections, Inc.	76	2,299
WW Grainger, Inc.	195	40,632

		375,057

Information Technology - 16.8%
Alliance Data Systems Corp. †(a)	33	4,684
AOL, Inc. †	236	8,314
Apple, Inc.	442	294,929
Automatic Data Processing, Inc.	159	9,327
Cadence Design Systems, Inc. †(a)	264	3,396
Cisco Systems, Inc.	802	15,310
CommVault Systems, Inc. †(a)	40	2,348
Dell, Inc.	606	5,975
eBay, Inc. †	790	38,244
EchoStar Corp., Class A †(a)	43	1,232
Electronic Arts, Inc. †	216	2,741
Equinix, Inc. †(a)	51	10,509
Fortinet, Inc. †	124	2,993
Fusion-io, Inc. †(a)	135	4,087
Google, Inc., Class A †	6	4,527
IAC/InterActiveCorp	82	4,269
Intel Corp.	2,827	64,116
International Business Machines Corp.	24	4,979
Intuit, Inc.	74	4,357
IPG Photonics Corp. †(a)	43	2,464
Jack Henry & Associates, Inc.	62	2,350
KLA-Tencor Corp.	80	3,816
LinkedIn Corp., Class A †	33	3,973
Mastercard, Inc., Class A	58	26,186
Microsoft Corp.	824	24,539
Molex, Inc. (a)	79	2,076
Motorola Solutions, Inc.	138	6,976
NCR Corp. †	95	2,214
NetSuite, Inc. †(a)	72	4,594
NeuStar, Inc., Class A †	69	2,762
Nuance Communications, Inc. †(a)	155	3,858
Oracle Corp.	621	19,555
QUALCOMM, Inc.	171	10,686
Rackspace Hosting, Inc. †(a)	82	5,419
SolarWinds, Inc. †	98	5,463
Teradata Corp. †	80	6,033
TIBCO Software, Inc. †	93	2,811
Total System Services, Inc.	143	3,389
Ultimate Software Group, Inc. †(a)	25	2,553

	SHARES	VALUE (Note 3)
Information Technology - 16.8% (continued)
Universal Display Corp. †(a)	41	$1,410
VeriFone Systems, Inc. †	48	1,337
Visa, Inc., Class A	351	47,132
VMware, Inc., Class A †(a)	140	13,544
Xilinx, Inc.	97	3,241

		694,718

Materials - 2.3%
Airgas, Inc.	30	2,469
Allied Nevada Gold Corp. †(a)	73	2,851
Carpenter Technology Corp.	51	2,668
Celanese Corp., Series A	24	910
CF Industries Holdings, Inc.	82	18,224
Ecolab, Inc.	65	4,213
Molycorp, Inc. †(a)	35	402
Monsanto Co.	313	28,489
NewMarket Corp. (a)	14	3,451
Newmont Mining Corp.	60	3,361
Praxair, Inc.	34	3,532
Royal Gold, Inc.	48	4,793
Sherwin-Williams Co./The	116	17,273
WR Grace & Co. †	48	2,836

		95,472

Telecommunication Services - 3.4%
AT&T, Inc.	2,011	75,815
Level 3 Communications, Inc. †(a)	128	2,940
Sprint Nextel Corp. †	2,023	11,167
Verizon Communications, Inc.	1,160	52,861

		142,783

Utilities - 3.7%
AGL Resources, Inc.	62	2,536
Ameren Corp.	110	3,594
American Electric Power Co., Inc.	130	5,712
American Water Works Co., Inc.	122	4,521
Calpine Corp. †	225	3,893
CenterPoint Energy, Inc.	247	5,261
Cleco Corp. (a)	70	2,939
CMS Energy Corp.	150	3,533
Consolidated Edison, Inc.	120	7,187
Dominion Resources, Inc.	205	10,853
DTE Energy Co.	87	5,215
Duke Energy Corp.	278	18,014
FirstEnergy Corp.	177	7,806
ITC Holdings Corp. (a)	37	2,796
NextEra Energy, Inc.	56	3,939
NiSource, Inc.	195	4,969
NV Energy, Inc.	127	2,287
OGE Energy Corp.	61	3,383
ONEOK, Inc.	108	5,217
Pinnacle West Capital Corp.	73	3,854
Portland General Electric Co.	98	2,650
PPL Corp.	242	7,030
Questar Corp.	122	2,480
Southern Co.	425	19,588
UIL Holdings Corp. (a)	72	2,582
WGL Holdings, Inc. (a)	68	2,737
Wisconsin Energy Corp.	89	3,353
Xcel Energy, Inc.	158	4,378

		152,307

TOTAL COMMON STOCKS (cost $3,735,261)		4,041,011

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
EXCHANGE-TRADED FUNDS - 1.9%
SPDR S&P 500 ETF Trust
(cost $76,131)	540	$77,722

MONEY MARKET FUNDS - 3.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $123,690)	123,690	123,690

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 6.0%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(b)(c)
(cost $248,678)	248,678	248,678

TOTAL INVESTMENTS - 108.7% (cost $4,183,760)		4,491,101

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7%)		(361,192)

NET ASSETS - 100.0%		$4,129,909

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $243,020; cash collateral of $248,678 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 97.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 16.3%
American Public Education, Inc. †(a)	58	$2,113
America’s Car-Mart, Inc. †(a)	61	2,774
Ameristar Casinos, Inc.	118	2,100
ANN, Inc. †	88	3,320
Arbitron, Inc.	51	1,933
Arctic Cat, Inc. †	166	6,882
Asbury Automotive Group, Inc. †	234	6,540
Ascent Capital Group, Inc., Class A †	63	3,403
Barnes & Noble, Inc. †	101	1,291
Beazer Homes USA, Inc. †	1,573	5,584
bebe stores, inc.	410	1,968
BJ’s Restaurants, Inc. †(a)	57	2,585
Black Diamond, Inc. †(a)	382	3,350
Blyth, Inc. (a)	98	2,547
Bob Evans Farms, Inc.	192	7,513
Brown Shoe Co., Inc.	303	4,857
Brunswick Corp. (a)	116	2,625
Buffalo Wild Wings, Inc. †(a)	66	5,659
Cabela’s, Inc. †(a)	167	9,132
Caribou Coffee Co., Inc. †	143	1,963
Children’s Place Retail Stores, Inc./The †(a)	73	4,380
Churchill Downs, Inc.	75	4,704
Coinstar, Inc. †(a)	52	2,339
Collective Brands, Inc. †	421	9,140
Conn’s, Inc. †	363	8,004
Cooper Tire & Rubber Co.	371	7,116
Core-Mark Holding Co., Inc.	49	2,357
Cracker Barrel Old Country Store, Inc.	222	14,898
CSS Industries, Inc.	91	1,870
Delta Apparel, Inc. †(a)	110	1,515
Domino’s Pizza, Inc. (a)	321	12,102
Dorman Products, Inc. †	104	3,277
Drew Industries, Inc. †	70	2,115
Einstein Noah Restaurant Group, Inc.	90	1,592
Ethan Allen Interiors, Inc. (a)	121	2,652
Fiesta Restaurant Group, Inc. †	173	2,745
Fifth & Pacific Cos., Inc. †	902	11,528
Finish Line, Inc./The, Class A (a)	238	5,412
Fisher Communications, Inc. †	68	2,500
Francesca’s Holdings Corp. †	101	3,104
Genesco, Inc. †	141	9,409
Gentherm, Inc. †	157	1,953
Group 1 Automotive, Inc. (a)	93	5,601
Helen of Troy Ltd. (Bermuda) †	96	3,056
Hibbett Sports, Inc. †(a)	172	10,225
Hillenbrand, Inc.	64	1,164
Hot Topic, Inc.	342	2,975
Hovnanian Enterprises, Inc., Class A †	1,709	5,913
iRobot Corp. †(a)	130	2,959
Johnson Outdoors, Inc., Class A †(a)	84	1,797
Jos. A. Bank Clothiers, Inc. †(a)	118	5,721
K12, Inc. †	78	1,576
KB Home	411	5,898
Kona Grill, Inc. †	165	1,477
Krispy Kreme Doughnuts, Inc. †	235	1,864
La-Z-Boy, Inc. †	430	6,291
LeapFrog Enterprises, Inc. †(a)	701	6,323
Lions Gate Entertainment Corp. †(a)	298	4,550
Lithia Motors, Inc., Class A	138	4,597
Lumber Liquidators Holdings, Inc. †(a)	208	10,541

	SHARES	VALUE (Note 3)
Consumer Discretionary - 16.3% (continued)
M/I Homes, Inc. †	223	$4,313
Martha Stewart Living Omnimedia, Class A	226	694
MDC Holdings, Inc. (a)	331	12,747
Men’s Wearhouse, Inc./The (a)	77	2,651
Meritage Homes Corp. †(a)	248	9,431
Monro Muffler Brake, Inc. (a)	114	4,012
Movado Group, Inc. (a)	246	8,295
Multimedia Games Holding Co., Inc. †	256	4,027
NACCO Industries, Inc., Class A	62	7,775
Nexstar Broadcasting Group, Inc., Class A †	220	2,336
Oxford Industries, Inc.	75	4,234
Papa John’s International, Inc. †	112	5,982
Peet’s Coffee & Tea, Inc. †	87	6,381
Penske Automotive Group, Inc. (a)	131	3,942
Pier 1 Imports, Inc. (a)	748	14,018
Pool Corp.	199	8,274
Red Robin Gourmet Burgers, Inc. †(a)	87	2,833
Ryland Group, Inc./The (a)	377	11,310
Saga Communications, Inc., Class A †	37	1,499
Select Comfort Corp. †(a)	500	15,775
Sinclair Broadcast Group, Inc., Class A	335	3,755
Skechers U.S.A., Inc., Class A †	234	4,774
Smith & Wesson Holding Corp. †(a)	801	8,819
Sonic Automotive, Inc., Class A	237	4,498
Standard Motor Products, Inc.	126	2,321
Standard Pacific Corp. †	2,620	17,711
Steinway Musical Instruments, Inc. †	94	2,290
Steven Madden Ltd. †	109	4,765
Sturm, Ruger & Co., Inc. (a)	220	10,888
Systemax, Inc. †	145	1,712
Thor Industries, Inc.	218	7,918
Town Sports International Holdings, Inc. †(a)	240	2,969
True Religion Apparel, Inc. (a)	123	2,624
Vitamin Shoppe, Inc. †	169	9,856
Winmark Corp.	35	1,893
Zumiez, Inc. †	228	6,322

		499,023

Consumer Staples - 4.2%
Andersons, Inc./The (a)	86	3,239
B&G Foods, Inc. (a)	336	10,184
Boston Beer Co., Inc./The, Class A †(a)	72	8,062
Calavo Growers, Inc.	67	1,675
Cal-Maine Foods, Inc.	101	4,539
Coca-Cola Bottling Co. Consolidated	37	2,520
Dean Foods Co. †	222	3,630
Elizabeth Arden, Inc. †	131	6,188
Fresh Del Monte Produce, Inc.	157	4,019
Hain Celestial Group, Inc./The †	131	8,253
Harbinger Group, Inc. †	384	3,237
J&J Snack Foods Corp.	84	4,816
Lancaster Colony Corp. (a)	40	2,930
National Beverage Corp. †(a)	207	3,138
Omega Protein Corp. †(a)	138	947
Pizza Inn Holdings, Inc. †(a)	228	668
Prestige Brands Holdings, Inc. †	333	5,648
Revlon, Inc., Class A †	233	3,597
Rite Aid Corp. †	2,521	2,950
Sanderson Farms, Inc.	65	2,884

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 4.2% (continued)
Smart Balance, Inc. †	415	$5,013
Snyders-Lance, Inc.	152	3,800
Spartan Stores, Inc. (a)	107	1,638
Spectrum Brands Holdings, Inc.	257	10,283
Star Scientific, Inc. †(a)	1,901	6,577
Susser Holdings Corp. †	195	7,053
Universal Corp. (a)	72	3,666
WD-40 Co.	78	4,106
Weis Markets, Inc.	80	3,386

		128,646

Energy - 3.3%
Alon USA Energy, Inc.	292	4,000
Approach Resources, Inc. †(a)	139	4,188
Bristow Group, Inc.	51	2,578
Cheniere Energy, Inc. †	188	2,923
Clean Energy Fuels Corp. †(a)	310	4,083
Crosstex Energy, Inc.	243	3,409
Dawson Geophysical Co. †	42	1,061
Delek US Holdings, Inc.	297	7,571
Enbridge Energy Management LLC †	105	3,324
EPL Oil & Gas, Inc. †	142	2,881
Evolution Petroleum Corp. †	187	1,511
Goodrich Petroleum Corp. †(a)	71	897
Gulf Island Fabrication, Inc.	61	1,700
Halcon Resources Corp. †	1,666	12,212
Heckmann Corp. †(a)	644	2,705
Hercules Offshore, Inc. †	631	3,079
Hornbeck Offshore Services, Inc. †(a)	153	5,608
Kodiak Oil & Gas Corp. †	259	2,424
Panhandle Oil and Gas, Inc., Class A	65	1,994
PHI, Inc. †	89	2,800
Rentech, Inc. †	1,324	3,257
REX American Resources Corp. †	79	1,423
Rex Energy Corp. †(a)	251	3,351
RigNet, Inc. †	88	1,628
SemGroup Corp., Class A †	244	8,991
TGC Industries, Inc. †	573	4,126
Western Refining, Inc. (a)	330	8,639

		102,363

Financials - 24.7%
1st Source Corp.	130	2,895
Acadia Realty Trust REIT (a)	188	4,666
Alexander & Baldwin, Inc. †	121	3,573
American Assets Trust, Inc. REIT	329	8,814
AMERISAFE, Inc. †	115	3,121
Amtrust Financial Services, Inc. (a)	181	4,632
Associated Estates Realty Corp. REIT	200	3,032
Bank of Kentucky Financial Corp.	70	1,942
Bank of Marin Bancorp	56	2,381
Bank of the Ozarks, Inc.	413	14,236
Banner Corp. (a)	85	2,303
BBCN Bancorp, Inc. †	497	6,267
BofI Holding, Inc. †	111	2,892
Boston Private Financial Holdings, Inc. (a)	425	4,076
Bridge Capital Holdings †	96	1,484
Bryn Mawr Bank Corp.	114	2,558
Cash America International, Inc. (a)	26	1,003
Center Bancorp, Inc.	140	1,669
Chesapeake Lodging Trust REIT (a)	157	3,120

	SHARES	VALUE (Note 3)
Financials - 24.7% (continued)
Citizens & Northern Corp.	103	$2,020
Citizens, Inc. †	264	2,769
CNO Financial Group, Inc.	1,083	10,451
Cohen & Steers, Inc. (a)	106	3,140
Colonial Properties Trust REIT (a)	532	11,199
Community Bank System, Inc. (a)	218	6,145
Community Trust Bancorp, Inc.	85	3,020
Coresite Realty Corp. REIT	334	8,998
Crawford & Co., Class B	345	1,728
CubeSmart REIT	892	11,480
CVB Financial Corp.	924	11,033
DCT Industrial Trust, Inc. REIT (a)	1,582	10,236
DFC Global Corp. †	70	1,200
DuPont Fabros Technology, Inc. REIT (a)	276	6,969
Eagle Bancorp, Inc. †	112	1,873
EastGroup Properties, Inc. REIT	204	10,853
Education Realty Trust, Inc. REIT	966	10,529
eHealth, Inc. †	111	2,083
Employers Holdings, Inc. (a)	119	2,181
Enstar Group Ltd. (Bermuda) †	55	5,481
Enterprise Financial Services Corp.	163	2,217
Epoch Holding Corp.	129	2,980
ESB Financial Corp.	126	1,759
Excel Trust, Inc. REIT	195	2,227
Ezcorp, Inc., Class A †	144	3,302
FBL Financial Group, Inc., Class A (a)	141	4,681
Federal Agricultural Mortgage Corp., Class C	77	1,982
FelCor Lodging Trust, Inc. REIT †	944	4,475
First Busey Corp.	512	2,499
First Cash Financial Services, Inc. †	128	5,889
First Defiance Financial Corp.	120	2,071
First Financial Corp.	67	2,100
First Industrial Realty Trust, Inc. REIT †	256	3,364
First Interstate Bancsystem, Inc.	302	4,518
FirstMerit Corp.	817	12,034
FNB Corp. (a)	1,119	12,544
Fox Chase Bancorp, Inc.	146	2,281
FXCM, Inc., Class A	276	2,636
GAMCO Investors, Inc., Class A	46	2,288
Gladstone Investment Corp.	220	1,720
Glimcher Realty Trust REIT	692	7,314
Golub Capital BDC, Inc.	236	3,752
Gyrodyne Co. of America, Inc. REIT †(a)	11	1,195
Heritage Commerce Corp. †	261	1,811
HFF, Inc., Class A †(a)	152	2,265
Home BancShares, Inc.	287	9,784
Homeowners Choice, Inc.	337	7,919
Hudson Pacific Properties, Inc. REIT (a)	305	5,642
Hudson Valley Holding Corp.	85	1,449
International Bancshares Corp.	362	6,896
Investors Bancorp, Inc. †	291	5,308
Kearny Financial Corp.	178	1,734
Kemper Corp.	236	7,248
Ladenburg Thalmann Financial Services, Inc. †	1,019	1,345
Lakeland Financial Corp.	116	3,202
LTC Properties, Inc. REIT	138	4,395
Maiden Holdings Ltd. (Bermuda)	347	3,085
Main Street Capital Corp.	317	9,355
MarketAxess Holdings, Inc.	166	5,246
MB Financial, Inc.	97	1,916

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 24.7% (continued)
MBIA, Inc. †	1,092	$11,062
Meadowbrook Insurance Group, Inc.	279	2,146
Medallion Financial Corp.	191	2,256
Medley Capital Corp.	211	2,969
Mercantile Bank Corp. †	192	3,291
Mission West Properties, Inc. REIT	254	2,210
National Financial Partners Corp. †	188	3,177
National Interstate Corp.	96	2,477
National Penn Bancshares, Inc.	1,237	11,269
Nelnet, Inc., Class A	74	1,757
Netspend Holdings, Inc. †	306	3,008
New Mountain Finance Corp.	187	2,771
NewStar Financial, Inc. †	175	2,098
Nicholas Financial, Inc.	81	1,046
Northwest Bancshares, Inc.	427	5,222
Old National Bancorp	558	7,594
OmniAmerican Bancorp, Inc. †	247	5,614
One Liberty Properties, Inc. REIT	127	2,369
OneBeacon Insurance Group Ltd., Class A	661	8,884
Oritani Financial Corp.	260	3,913
PacWest Bancorp	303	7,081
Pebblebrook Hotel Trust REIT (a)	276	6,456
Pennsylvania Real Estate Investment Trust REIT	595	9,437
Pinnacle Financial Partners, Inc. †	181	3,497
Platinum Underwriters Holdings Ltd. (Bermuda) (a)	224	9,155
Primerica, Inc.	446	12,773
PrivateBancorp, Inc.	381	6,092
Prospect Capital Corp. (a)	806	9,285
PS Business Parks, Inc. REIT	143	9,555
Radian Group, Inc.	862	3,741
RAIT Financial Trust REIT	853	4,478
Retail Opportunity Investments Corp. REIT (a)	467	6,010
Rockville Financial, Inc.	241	2,952
Seacoast Banking Corp of Florida †	696	1,107
Selective Insurance Group, Inc. (a)	103	1,956
Solar Capital Ltd. (a)	88	2,017
Sovran Self Storage, Inc. REIT	310	17,933
STAG Industrial, Inc. REIT	755	12,276
Stewart Information Services Corp. (a)	227	4,572
Strategic Hotels & Resorts, Inc. REIT †	1,142	6,863
Sun Communities, Inc. REIT (a)	184	8,118
Sunstone Hotel Investors, Inc. REIT †	1,678	18,458
Susquehanna Bancshares, Inc.	1,293	13,525
SWS Group, Inc. †	203	1,240
Taylor Capital Group, Inc. †	206	3,527
Territorial Bancorp, Inc.	211	4,842
Texas Capital Bancshares, Inc. †(a)	392	19,486
THL Credit, Inc. (a)	294	4,125
Trustmark Corp. (a)	644	15,675
UMB Financial Corp. (a)	200	9,736
Umpqua Holdings Corp.	755	9,732
United Bankshares, Inc. (a)	382	9,516
United Financial Bancorp, Inc.	122	1,765
Universal Health Realty Income Trust REIT	73	3,357
ViewPoint Financial Group, Inc.	201	3,853
Virginia Commerce Bancorp, Inc. †	236	2,065
Virtus Investment Partners, Inc. †	34	2,924

	SHARES	VALUE (Note 3)
Financials - 24.7% (continued)
Walker & Dunlop, Inc. †	107	$1,645
Walter Investment Management Corp. †	149	5,514
Washington Trust Bancorp, Inc.	110	2,890
Webster Financial Corp. (a)	223	5,285
WesBanco, Inc. (a)	152	3,148
West Bancorporation, Inc.	175	2,109
West Coast Bancorp †	108	2,432
Western Alliance Bancorp †	525	5,355
WisdomTree Investments, Inc. †	468	3,136
World Acceptance Corp. †	66	4,452

		756,759

Health Care - 14.5%
Abaxis, Inc. †	78	2,802
ABIOMED, Inc. †(a)	210	4,408
Achillion Pharmaceuticals, Inc. †	345	3,591
Acorda Therapeutics, Inc. †	61	1,562
Acura Pharmaceuticals, Inc. †	437	760
Affymax, Inc. †	320	6,739
Air Methods Corp. †	55	6,565
Akorn, Inc. †(a)	663	8,765
Align Technology, Inc. †(a)	105	3,882
Alkermes PLC (Ireland) †(a)	155	3,216
Alnylam Pharmaceuticals, Inc. †	394	7,403
Amsurg Corp. †	151	4,285
Analogic Corp.	62	4,847
Anika Therapeutics, Inc. †	115	1,727
Antares Pharma, Inc. †(a)	931	4,059
Apricus Biosciences, Inc. †(a)	249	812
Arena Pharmaceuticals, Inc. †(a)	1,336	11,116
Ariad Pharmaceuticals, Inc. †(a)	298	7,219
Array BioPharma, Inc. †	718	4,207
Atrion Corp.	11	2,437
Biolase, Inc. †(a)	384	657
Biosante Pharmaceuticals, Inc. †(a)	508	960
BioScrip, Inc. †	379	3,453
Cambrex Corp. †	263	3,085
Cantel Medical Corp.	139	3,764
Capital Senior Living Corp. †	213	3,082
Celsion Corp. †	544	2,948
Centene Corp. †	61	2,282
Cerus Corp. †	1,221	4,151
Curis, Inc. †(a)	447	1,851
Cyberonics, Inc. †	135	7,077
Cynosure, Inc., Class A †	121	3,192
Dusa Pharmaceuticals, Inc. †	328	2,227
Dynavax Technologies Corp. †(a)	1,858	8,844
Echo Therapeutics, Inc. †	488	771
Endologix, Inc. †(a)	490	6,772
Exact Sciences Corp. †	307	3,380
Exelixis, Inc. †(a)	177	853
Furiex Pharmaceuticals, Inc. †	216	4,121
Genomic Health, Inc. †(a)	224	7,771
GTx, Inc. †	394	1,805
Halozyme Therapeutics, Inc. †(a)	449	3,394
HealthStream, Inc. †(a)	255	7,257
HeartWare International, Inc. †	87	8,221
Hi-Tech Pharmacal Co., Inc. †(a)	77	2,549
ICU Medical, Inc. †	136	8,225
Idenix Pharmaceuticals, Inc. †	1,246	5,694
Immunogen, Inc. †(a)	578	8,439
Infinity Pharmaceuticals, Inc. †	341	8,031

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 14.5% (continued)
Insulet Corp. †(a)	205	$4,424
InterMune, Inc. †(a)	139	1,247
IPC The Hospitalist Co., Inc. †(a)	27	1,234
Isis Pharmaceuticals, Inc. †(a)	610	8,583
Jazz Pharmaceuticals PLC (Ireland) †	72	4,105
Lexicon Pharmaceuticals, Inc. †(a)	1,893	4,392
Ligand Pharmaceuticals, Inc., Class B †(a)	179	3,070
Luminex Corp. †(a)	195	3,791
Magellan Health Services, Inc. †	46	2,374
Medicines Co./The †	371	9,576
Medidata Solutions, Inc. †	149	6,184
Medivation, Inc. †	222	12,512
Merge Healthcare, Inc. †(a)	546	2,091
Merit Medical Systems, Inc. †(a)	161	2,404
Metropolitan Health Networks, Inc. †	304	2,839
Momenta Pharmaceuticals, Inc. †	100	1,457
MWI Veterinary Supply, Inc. †(a)	55	5,867
Navidea Biopharmaceuticals, Inc. †	438	1,205
Nektar Therapeutics †(a)	523	5,586
Omeros Corp. †	423	3,976
Omnicell, Inc. †	188	2,613
Oncothyreon, Inc. †	759	3,901
OPKO Health, Inc. †(a)	445	1,860
Optimer Pharmaceuticals, Inc. †(a)	216	3,050
OraSure Technologies, Inc. †(a)	284	3,158
Orexigen Therapeutics, Inc. †(a)	891	5,088
Pacira Pharmaceuticals, Inc. †	328	5,707
PAREXEL International Corp. †	228	7,013
PDL BioPharma, Inc. (a)	712	5,475
Pernix Therapeutics Holdings †	112	834
Pharmacyclics, Inc. †	158	10,191
Progenics Pharmaceuticals, Inc. †(a)	866	2,485
PSS World Medical, Inc. †(a)	83	1,891
Quidel Corp. †	203	3,843
Repros Therapeutics, Inc. †	329	5,011
Rigel Pharmaceuticals, Inc. †	205	2,101
RTI Biologics, Inc. †(a)	511	2,131
Santarus, Inc. †	731	6,491
SciClone Pharmaceuticals, Inc. †(a)	374	2,076
Select Medical Holdings Corp. †	1,022	11,477
Solta Medical, Inc. †	977	3,068
Spectranetics Corp. †	286	4,219
Spectrum Pharmaceuticals, Inc. †(a)	460	5,382
Staar Surgical Co. †(a)	228	1,724
Sunesis Pharmaceuticals, Inc. †	636	3,593
Synta Pharmaceuticals Corp. †	487	3,711
Theravance, Inc. †(a)	222	5,752
Threshold Pharmaceuticals, Inc. †	732	5,300
Universal American Corp. †	417	3,853
Vical, Inc. †(a)	620	2,678
ViroPharma, Inc. †(a)	338	10,214
Vivus, Inc. †(a)	199	3,546
Wright Medical Group, Inc. †(a)	130	2,874
ZIOPHARM Oncology, Inc. †	300	1,635

		446,120

Industrials - 13.4%
AAON, Inc. (a)	131	2,579
Acacia Research Corp. †	72	1,974
ACCO Brands Corp. †	585	3,797
Acorn Energy, Inc. (a)	208	1,855

	SHARES	VALUE (Note 3)
Industrials - 13.4% (continued)
Advisory Board Co./The †	164	$7,844
Aerovironment, Inc. †(a)	107	2,511
Aircastle Ltd.	313	3,546
Albany International Corp., Class A (a)	105	2,307
Allegiant Travel Co. †	158	10,011
American Railcar Industries, Inc. †	113	3,202
Applied Industrial Technologies, Inc.	164	6,795
Argan, Inc.	130	2,269
Astec Industries, Inc. †(a)	103	3,256
Astronics Corp. †	75	2,310
AT Cross Co., Class A †	141	1,406
Avis Budget Group, Inc. †	465	7,152
AZZ, Inc.	116	4,406
Barnes Group, Inc.	224	5,602
Barrett Business Services, Inc.	87	2,358
Beacon Roofing Supply, Inc. †(a)	267	7,609
Brink’s Co./The	68	1,747
Builders FirstSource, Inc. †(a)	1,259	6,534
Capstone Turbine Corp. †(a)	1,193	1,193
Ceradyne, Inc. (a)	51	1,246
Chart Industries, Inc. †(a)	43	3,176
Coleman Cable, Inc.	177	1,706
Colfax Corp. †(a)	113	4,144
Corporate Executive Board Co./The	53	2,842
Curtiss-Wright Corp.	66	2,158
Deluxe Corp. (a)	136	4,156
Douglas Dynamics, Inc.	179	2,647
DXP Enterprises, Inc. †(a)	77	3,678
Dycom Industries, Inc. †	159	2,286
Echo Global Logistics, Inc. †	134	2,298
EDAC Technologies Corp. †	106	1,498
Encore Wire Corp.	111	3,248
Exponent, Inc. †(a)	69	3,939
Forward Air Corp.	130	3,953
Franklin Covey Co. †	154	1,848
Franklin Electric Co., Inc. (a)	101	6,109
FTI Consulting, Inc. †(a)	53	1,414
GATX Corp.	58	2,462
GenCorp, Inc. †(a)	259	2,458
Generac Holdings, Inc.	513	11,743
Gorman-Rupp Co./The	102	2,754
GP Strategies Corp. †	152	2,937
H&E Equipment Services, Inc. (a)	289	3,503
Healthcare Services Group, Inc. (a)	518	11,847
Heritage-Crystal Clean, Inc. †(a)	100	1,985
Houston Wire & Cable Co.	95	1,022
Huron Consulting Group, Inc. †(a)	102	3,552
ICF International, Inc. †(a)	68	1,367
InnerWorkings, Inc. †(a)	264	3,437
Intersections, Inc.	103	1,086
Kadant, Inc. †(a)	59	1,368
Kaman Corp.	93	3,335
Lydall, Inc. †(a)	165	2,325
Macquarie Infrastructure Co. LLC	388	16,094
Manitowoc Co., Inc./The	448	5,976
MasTec, Inc. †(a)	231	4,551
Matson, Inc.	121	2,530
McGrath RentCorp.	83	2,165
Middleby Corp. †	56	6,476
Miller Industries, Inc.	112	1,798
Mine Safety Appliances Co.	161	6,000
Mistras Group, Inc. †	236	5,475

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.4% (continued)
Mueller Industries, Inc.	166	$7,548
Multi-Color Corp.	103	2,385
Navigant Consulting, Inc. †	256	2,829
NL Industries, Inc. (a)	120	1,379
Nortek, Inc. †	108	5,911
On Assignment, Inc. †(a)	426	8,486
Patrick Industries, Inc. †	633	9,793
PMFG, Inc. †	111	898
Portfolio Recovery Associates, Inc. †	27	2,820
Primoris Services Corp.	239	3,119
Quality Distribution, Inc. †(a)	153	1,415
Raven Industries, Inc.	150	4,414
RBC Bearings, Inc. †(a)	66	3,175
Roadrunner Transportation Systems, Inc. †	126	2,039
SeaCube Container Leasing Ltd.	255	4,781
Simpson Manufacturing Co., Inc. (a)	190	5,438
Spirit Airlines, Inc. †(a)	588	10,043
Standex International Corp.	60	2,667
Sun Hydraulics Corp. (a)	83	2,205
Taser International, Inc. †	464	2,798
Team, Inc. †(a)	99	3,153
Tennant Co. (a)	62	2,655
Textainer Group Holdings Ltd.	386	11,792
Thermon Group Holdings, Inc. †	117	2,924
Titan International, Inc.	137	2,419
TRC Cos., Inc. †	244	1,835
Twin Disc, Inc. (a)	79	1,414
United Rentals, Inc. †(a)	164	5,364
United Stationers, Inc.	120	3,122
Universal Truckload Services, Inc.	73	1,166
US Airways Group, Inc. †(a)	734	7,678
US Ecology, Inc. (a)	115	2,482
USG Corp. †	735	16,133
Watts Water Technologies, Inc., Class A (a)	58	2,194
Werner Enterprises, Inc. (a)	267	5,706
XPO Logistics, Inc. †(a)	226	2,766

		409,801

Information Technology - 14.3%
3D Systems Corp. †(a)	374	12,286
ACI Worldwide, Inc. †(a)	147	6,212
Actuate Corp. †(a)	330	2,320
Agilysys, Inc. †	234	2,012
American Software, Inc., Class A (a)	231	1,885
AOL, Inc. †	173	6,095
Arris Group, Inc. †	469	5,999
Aspen Technology, Inc. †	281	7,264
ATMI, Inc. †	113	2,098
Blackbaud, Inc.	186	4,449
Blucora, Inc. †	397	7,071
Bottomline Technologies, Inc. †	106	2,617
Brooks Automation, Inc. (a)	216	1,734
CACI International, Inc., Class A †(a)	39	2,020
CalAmp Corp. †	349	2,865
Cardtronics, Inc. †	192	5,718
Cass Information Systems, Inc. (a)	57	2,392
CEVA, Inc. †	113	1,625
Cirrus Logic, Inc. †	492	18,888
Clearfield, Inc. †	208	1,063
Cognex Corp.	109	3,769

	SHARES	VALUE (Note 3)
Information Technology - 14.3% (continued)
Coherent, Inc. †	68	$3,119
CommVault Systems, Inc. †(a)	72	4,226
Computer Task Group, Inc. †	144	2,330
Comtech Telecommunications Corp. (a)	107	2,957
Cornerstone OnDemand, Inc. †	334	10,240
CoStar Group, Inc. †	108	8,806
Cray, Inc. †	352	4,470
CVD Equipment Corp. †	115	1,116
Cymer, Inc. †	167	8,527
Datalink Corp. †(a)	194	1,606
DealerTrack Holdings, Inc. †	171	4,762
Digi International, Inc. †(a)	137	1,392
eGain Communications Corp. †	191	886
Electro Rent Corp.	141	2,494
Electronics for Imaging, Inc. †	183	3,040
Ellie Mae, Inc. †	353	9,612
Entegris, Inc. †	550	4,472
ePlus, Inc. †	69	2,706
Euronet Worldwide, Inc. †	143	2,687
ExlService Holdings, Inc. †	162	4,779
Fair Isaac Corp.	165	7,303
FARO Technologies, Inc. †(a)	79	3,264
FEI Co.	269	14,392
Global Cash Access Holdings, Inc. †	470	3,784
Globecomm Systems, Inc. †	166	1,851
Glu Mobile, Inc. †(a)	416	1,926
GSI Group, Inc. †	137	1,221
GT Advanced Technologies, Inc. †(a)	207	1,128
Hackett Group, Inc./The †(a)	376	1,572
Heartland Payment Systems, Inc. (a)	174	5,512
Insight Enterprises, Inc. †	194	3,391
Integrated Silicon Solution, Inc. †	174	1,611
Ixia †	344	5,528
j2 Global, Inc. (a)	128	4,201
JDA Software Group, Inc. †	65	2,066
Key Tronic Corp. †	295	2,926
Keynote Systems, Inc.	110	1,593
Kulicke & Soffa Industries, Inc. †	235	2,444
Lattice Semiconductor Corp. †(a)	450	1,724
Liquidity Services, Inc. †(a)	81	4,067
LiveDeal, Inc. †	278	1,437
LivePerson, Inc. †(a)	246	4,455
Majesco Entertainment Co. †	597	752
Manhattan Associates, Inc. †(a)	104	5,956
MAXIMUS, Inc.	137	8,182
Measurement Specialties, Inc. †	59	1,946
Mentor Graphics Corp. †	559	8,653
MicroStrategy, Inc., Class A †	10	1,341
MKS Instruments, Inc.	143	3,645
Monotype Imaging Holdings, Inc. (a)	188	2,931
MTS Systems Corp.	53	2,838
Nanometrics, Inc. †(a)	125	1,726
NIC, Inc.	297	4,396
Opnet Technologies, Inc. (a)	106	3,611
OSI Systems, Inc. †	155	12,065
PC Connection, Inc. (a)	132	1,519
PDF Solutions, Inc. †(a)	254	3,470
Pegasystems, Inc.	54	1,568
Procera Networks, Inc. †	134	3,149
PROS Holdings, Inc. †	171	3,261
QAD, Inc., Class A †	107	1,453
Richardson Electronics Ltd.	132	1,567

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 14.3% (continued)
Rogers Corp. †	60	$2,542
Saba Software, Inc. †	188	1,878
Sapient Corp. †	247	2,633
ScanSource, Inc. †	78	2,498
SciQuest, Inc. †	176	3,203
Semtech Corp. †	117	2,943
Silicon Graphics International Corp. †	221	2,011
Sourcefire, Inc. †(a)	253	12,405
SPS Commerce, Inc. †	179	6,886
SS&C Technologies Holdings, Inc. †(a)	93	2,345
Stamps.com, Inc. †	180	4,165
Stratasys, Inc. †(a)	153	8,323
Super Micro Computer, Inc. †	181	2,177
Synaptics, Inc. †(a)	126	3,027
Telular Corp.	162	1,604
TiVo, Inc. †(a)	368	3,838
Tyler Technologies, Inc. †(a)	137	6,031
Ultimate Software Group, Inc. †	83	8,474
Ultratech, Inc. †(a)	112	3,515
Unisys Corp. †(a)	76	1,582
Universal Display Corp. †	95	3,266
USA Technologies, Inc. †(a)	881	1,110
ValueClick, Inc. †(a)	209	3,593
VirnetX Holding Corp. †(a)	80	2,034
Volterra Semiconductor Corp. †	75	1,640
Web.com Group, Inc. †	429	7,701
Zygo Corp. †	126	2,305

		439,763

Materials - 4.5%
ADA-ES, Inc. †	175	4,132
AMCOL International Corp. (a)	59	1,999
American Vanguard Corp. (a)	194	6,751
Balchem Corp.	58	2,130
Buckeye Technologies, Inc.	156	5,001
Calgon Carbon Corp. †(a)	158	2,261
Chemtura Corp. †	201	3,461
Core Molding Technologies, Inc. †	248	1,813
Deltic Timber Corp.	41	2,676
Eagle Materials, Inc.	344	15,913
Flotek Industries, Inc. †	274	3,472
Friedman Industries, Inc.	127	1,294
Georgia Gulf Corp.	242	8,765
Graphic Packaging Holding Co. †	551	3,201
H.B. Fuller Co. (a)	215	6,596
Haynes International, Inc.	62	3,233
Headwaters, Inc. †	800	5,264
Innophos Holdings, Inc.	147	7,128
Innospec, Inc. †	119	4,037
KapStone Paper and Packaging Corp. †(a)	146	3,269
Louisiana-Pacific Corp. †	1,002	12,525
LSB Industries, Inc. †	79	3,466
Material Sciences Corp. †	165	1,508
Myers Industries, Inc.	203	3,171
Olin Corp. (a)	256	5,563
Paramount Gold and Silver Corp. †(a)	449	1,194
PH Glatfelter Co. (a)	228	4,061
RTI International Metals, Inc. †(a)	55	1,317
Stepan Co. (a)	42	4,037
Tredegar Corp. (a)	103	1,827
United States Lime & Minerals, Inc. †(a)	32	1,543

	SHARES	VALUE (Note 3)
Materials - 4.5% (continued)
Universal Stainless & Alloy †(a)	48	$1,783
Worthington Industries, Inc. (a)	103	2,231

		136,622

Telecommunication Services - 1.0%
8x8, Inc. †	552	3,621
Atlantic Tele-Network, Inc.	74	3,181
Cincinnati Bell, Inc. †(a)	883	5,033
Cogent Communications Group, Inc. (a)	214	4,920
Consolidated Communications Holdings, Inc.	147	2,527
HickoryTech Corp. (a)	139	1,471
inContact, Inc. †	395	2,575
Premiere Global Services, Inc. †	278	2,599
Primus Telecommunications Group, Inc.	259	3,955
Vonage Holdings Corp. †	714	1,628

		31,510

Utilities - 1.1%
ALLETE, Inc.	35	1,461
Artesian Resources Corp., Class A	114	2,648
Black Hills Corp.	75	2,668
Chesapeake Utilities Corp.	72	3,410
El Paso Electric Co.	44	1,507
MGE Energy, Inc.	78	4,133
Middlesex Water Co.	156	2,989
PNM Resources, Inc. (a)	389	8,181
South Jersey Industries, Inc.	37	1,958
Unitil Corp. (a)	94	2,559
York Water Co.	145	2,659

		34,173

TOTAL COMMON STOCKS (cost $2,751,069)		2,984,780

EXCHANGE-TRADED FUNDS - 2.4%
iShares Russell 2000 Index Fund
(cost $72,186)	876	73,111

MONEY MARKET FUNDS - 3.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $120,921)	120,921	120,921

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 23.0%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (2)(b)(c)
(cost $707,462)	707,462	707,462

TOTAL INVESTMENTS - 126.6% (cost $3,651,638)		3,886,274

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6%)		(816,225)

NET ASSETS - 100.0%		$3,070,049

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $688,553; cash collateral of $707,462 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 97.9%
Australia - 8.2%
ALS Ltd.	295	$2,615
Amcor Ltd.	586	4,702
Brambles Ltd.	322	2,333
Coca-Cola Amatil Ltd.	386	5,419
Commonwealth Bank of Australia	1,530	88,094
Dexus Property Group REIT	4,204	4,133
GPT Group REIT	1,253	4,405
Mesoblast Ltd. †	152	1,051
Mirvac Group REIT	2,298	3,399
National Australia Bank Ltd.	1,442	37,913
New Hope Corp. Ltd.	547	2,546
Orica Ltd.	113	2,906
QR National Ltd.	7,008	24,672
Ramsay Health Care Ltd.	161	4,002
Santos Ltd.	278	3,262
Telecom Corp of New Zealand Ltd.	1,966	3,851
Telstra Corp. Ltd.	16,142	65,440
Washington H Soul Pattinson & Co., Ltd.	170	2,327
Wesfarmers Ltd.	803	28,420
Westfield Retail Trust REIT	16,763	50,053
Westpac Banking Corp. (a)	2,294	58,820

		400,363

Austria - 0.1%
Lenzing AG	12	1,027
Strabag SE	102	2,472

		3,499

Belgium - 2.6%
Anheuser-Busch InBev NV	1,308	111,898
Belgacom SA	94	2,868
RTL Group SA	62	5,898
UCB SA	98	5,393

		126,057

Bermuda - 0.2%
Gulf Keystone Petroleum Ltd. †	2,240	8,526

Canada - 7.5% (1)
Alimentation Couche Tard, Inc., Class B	100	4,596
AltaGas Ltd.	100	3,433
AuRico Gold, Inc. †	200	1,406
Bank of Montreal	100	5,910
BCE, Inc.	136	5,983
Boardwalk Real Estate Investment Trust REIT	100	6,611
Brookfield Asset Management, Inc., Class A	509	17,572
Brookfield Office Properties, Inc.	100	1,662
Calloway Real Estate Investment Trust REIT	100	3,038
Canadian National Railway Co.	493	43,623
Canadian Utilities Ltd., Class A	100	6,987
CGI Group, Inc., Class A †	100	2,685
Crescent Point Energy Corp.	100	4,428
Dollarama, Inc.	343	21,893
Eldorado Gold Corp.	200	3,050
Empire Co., Ltd., Class A	100	6,020
Enbridge, Inc.	431	16,835
Ensign Energy Services, Inc.	100	1,536
First Majestic Silver Corp. †	100	2,321

	SHARES	VALUE (Note 3)
Canada - 7.5% (1) (continued)
Fortis, Inc.	100	$3,411
Franco-Nevada Corp.	100	5,895
H&R Real Estate Investment Trust REIT	100	2,562
Husky Energy, Inc.	200	5,375
IGM Financial, Inc.	100	3,905
Intact Financial Corp.	100	6,083
Jean Coutu Group PJC, Inc./The, Class A	200	2,895
Loblaw Cos., Ltd.	100	3,475
Lululemon Athletica, Inc. †	100	7,391
Metro, Inc.	100	5,940
National Bank of Canada	100	7,568
New Gold, Inc. †	300	3,677
Onex Corp.	100	3,947
Open Text Corp. †	100	5,514
Paramount Resources Ltd., Class A †	100	3,050
Pembina Pipeline Corp.	100	2,807
Precision Drilling Corp. †	200	1,573
RioCan Real Estate Investment Trust REIT	992	27,920
Rogers Communications, Inc., Class B	209	8,461
Royal Bank of Canada	100	5,751
Shaw Communications, Inc., Class B	100	2,047
Shoppers Drug Mart Corp.	330	13,739
TELUS Corp.	230	14,507
Tim Hortons, Inc.	100	5,204
Toronto-Dominion Bank/The	132	11,009
TransAlta Corp.	100	1,531
TransCanada Corp. (a)	444	20,206
Trilogy Energy Corp.	100	2,608
Valeant Pharmaceuticals International, Inc. †	100	5,519
Vermilion Energy, Inc.	100	4,699
Yamana Gold, Inc.	300	5,731

		363,589

Denmark - 2.1%
Chr Hansen Holding A/S	299	8,985
Coloplast A/S, Class B	18	3,751
Novo Nordisk A/S, Class B	520	81,835
Novozymes A/S, B Shares	153	4,220
William Demant Holding A/S †	39	3,494

		102,285

Finland - 0.7%
Elisa OYJ	122	2,761
Kone OYJ, Class B	134	9,287
Metso OYJ	434	15,546
Sampo OYJ, A Shares	156	4,861

		32,455

France - 5.6%
Air Liquide SA	161	19,956
AXA SA	277	4,124
Cie Generale d’Optique Essilor
International SA	243	22,739
Danone SA	363	22,335
Dassault Systemes SA	53	5,568
Edenred	323	9,070
European Aeronautic Defence and Space Co. NV	496	15,721
Eutelsat Communications SA	106	3,406
Hermes International	35	9,390

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 5.6% (continued)
Iliad SA	21	$3,417
L’Oreal SA	257	31,776
LVMH Moet Hennessy Louis Vuitton SA	196	29,423
Pernod-Ricard SA	92	10,320
Sanofi	811	69,402
Sodexo	65	4,894
Technip SA	46	5,111
Unibail-Rodamco SE REIT	24	4,782

		271,434

Germany - 9.5%
Adidas AG	418	34,302
Allianz SE	386	46,036
BASF SE	509	43,008
Bayerische Motoren Werke AG	248	18,186
Beiersdorf AG	64	4,700
Brenntag AG	188	24,090
Continental AG	196	19,223
Daimler AG	628	30,480
Deutsche Postbank AG †	67	2,567
Fresenius Medical Care AG & Co. KGaA	109	7,995
Fresenius SE & Co. KGaA	61	7,083
GEA Group AG	93	2,820
Hannover Rueckversicherung AG	53	3,392
Kabel Deutschland Holding AG †	267	19,060
Linde AG	270	46,537
Merck KGaA	78	9,628
Muenchener Rueckversicherungs AG	363	56,760
SAP AG	1,156	82,265
Suedzucker AG	113	4,003

		462,135

Hong Kong - 2.2%
AIA Group Ltd.	4,200	15,563
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,048
China Overseas Grand Oceans Group Ltd.	500	493
CLP Holdings Ltd.	1,000	8,488
Dah Chong Hong Holdings Ltd.	2,000	1,810
First Pacific Co., Ltd.	12,000	12,977
Galaxy Entertainment Group Ltd. †	2,000	6,645
Giordano International Ltd.	2,000	1,677
Hong Kong & China Gas Co., Ltd.	2,200	5,561
Link REIT/The REIT (a)	1,000	4,736
Luk Fook Holdings International Ltd.	1,000	3,295
Melco International Development Ltd.	2,000	1,775
Power Assets Holdings Ltd.	1,000	8,491
Sands China Ltd.	6,000	22,214
SmarTone Telecommunications Holdings Ltd.	1,500	2,978
Stella International Holdings Ltd.	1,000	2,461
Vinda International Holdings Ltd.	1,000	1,374
Yingde Gases	1,000	883

		107,469

Israel - 0.4%
EZchip Semiconductor Ltd. †	308	9,741
Mellanox Technologies Ltd. †	77	7,986

		17,727

	SHARES	VALUE (Note 3)
Italy - 3.4%
Davide Campari-Milano SpA	430	$3,385
Eni SpA	3,410	74,759
Fiat Industrial SpA	2,270	22,230
Lottomatica Group SpA	157	3,463
Luxottica Group SpA	114	4,021
Pirelli & C. SpA	343	3,701
Prada SpA	1,600	11,887
Saipem SpA	624	30,071
Salvatore Ferragamo Italia SpA	534	11,139

		164,656

Japan - 16.2%
Acom Co., Ltd. †	620	15,771
Aeon Co., Ltd.	200	2,258
Aozora Bank Ltd.	1,000	3,058
Astellas Pharma, Inc.	800	40,544
Autobacs Seven Co., Ltd. (a)	100	4,528
Bridgestone Corp.	400	9,277
Calbee, Inc.	300	26,304
Capcom Co., Ltd.	700	14,482
CyberAgent, Inc.	1	2,150
Dainippon Sumitomo Pharma Co., Ltd.	300	3,296
Don Quijote Co., Ltd.	100	3,852
East Japan Railway Co.	300	19,850
Eisai Co., Ltd.	100	4,505
FamilyMart Co., Ltd.	100	4,913
FANUC Corp.	100	16,096
Fast Retailing Co., Ltd.	100	23,224
Gree, Inc. (a)	500	9,128
Hiroshima Bank Ltd./The	1,000	3,349
Hitachi Ltd.	2,000	11,106
Hitachi Transport System Ltd.	200	3,351
Hoshizaki Electric Co., Ltd.	100	2,904
House Foods Corp.	100	1,692
Inpex Corp.	1	5,945
ITOCHU Corp.	1,800	18,172
Itochu Techno-Solutions Corp.	100	5,197
Japan Tobacco, Inc.	1,500	44,901
Kajima Corp.	1,000	2,728
Kakaku.com, Inc.	100	3,748
KDDI Corp.	200	15,512
Keihan Electric Railway Co., Ltd.	1,000	4,761
Kintetsu Corp.	3,000	11,748
Kobayashi Pharmaceutical Co., Ltd.	100	5,336
Komeri Co., Ltd.	100	2,545
Konami Corp.	600	13,624
K’s Holdings Corp.	100	2,488
Lawson, Inc.	300	23,029
LIXIL Group Corp.	100	2,383
M3, Inc.	3	5,703
Mitsubishi Heavy Industries, Ltd.	1,000	4,325
Mitsubishi UFJ Financial Group, Inc.	3,600	16,846
Mitsui Fudosan Co., Ltd.	1,000	19,983
Nabtesco Corp.	100	1,841
Namco Bandai Holdings, Inc.	200	3,388
Nikon Corp.	600	16,498
Nippon Telegraph & Telephone Corp.	100	4,758
Nissan Motor Co., Ltd.	1,200	10,213
Nissin Foods Holdings Co., Ltd.	100	3,917
Nitori Holdings Co., Ltd.	50	4,641
Nomura Research Institute Ltd.	700	14,426
NTT DOCOMO, Inc.	9	14,541

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 16.2% (continued)
OJI Paper Co., Ltd. (a)	1,000	$3,043
Ono Pharmaceutical Co., Ltd.	100	6,153
Otsuka Holdings Co., Ltd.	800	24,793
Park24 Co., Ltd.	200	3,268
Pola Orbis Holdings, Inc.	400	12,604
Rakuten, Inc.	600	6,101
Sanrio Co., Ltd. (a)	100	3,577
Santen Pharmaceutical Co., Ltd.	100	4,587
Sega Sammy Holdings, Inc.	700	13,209
Seven & I Holdings Co., Ltd.	800	24,515
SKY Perfect JSAT Holdings, Inc.	6	2,702
Square Enix Holdings Co., Ltd.	600	9,145
Sugi Holdings Co., Ltd.	100	3,511
Sumitomo Corp.	2,100	28,250
Sumitomo Mitsui Financial Group, Inc.	1,000	31,158
Taiheiyo Cement Corp.	4,000	8,611
Taisei Corp.	1,000	2,865
Toho Co., Ltd.	200	3,677
Toho Gas Co., Ltd.	1,000	6,636
Tokyo Gas Co., Ltd.	3,000	16,497
Tokyu Corp.	1,000	4,777
Toray Industries, Inc.	1,000	5,916
Toyota Motor Corp.	100	3,921
Unicharm Corp.	400	22,934
USS Co., Ltd.	30	3,168
West Japan Railway Co.	100	4,271
Yakult Honsha Co., Ltd.	100	4,742
Yamada Denki Co., Ltd.	40	1,755
Yamato Holdings Co., Ltd.	200	3,163
Yokogawa Electric Corp.	300	3,462
Zensho Holdings Co., Ltd. (a)	200	2,547

		784,393

Netherlands - 6.1%
ASML Holding NV	525	28,082
Heineken NV	82	4,888
Koninklijke Ahold NV	658	8,241
Royal Dutch Shell PLC, Class A	4,934	170,837
Unilever NV CVA	2,444	86,679

		298,727

Norway - 2.1%
Gjensidige Forsikring ASA	1,119	15,547
Golar LNG Ltd.	70	2,724
Seadrill Ltd.	556	21,842
Statoil ASA	1,903	49,110
Telenor ASA	565	11,027
TGS Nopec Geophysical Co. ASA	82	2,674

		102,924

Portugal - 0.1%
Galp Energia SGPS SA	140	2,268
Jeronimo Martins SGPS SA	313	5,226

		7,494

Singapore - 3.1%
CapitaMalls Asia Ltd.	18,000	24,095
First Resources Ltd.	7,000	12,010
Fraser and Neave Ltd.	1,000	7,207
Global Logistic Properties Ltd.	18,000	36,691
Jardine Matheson Holdings Ltd.	400	22,707
Jardine Strategic Holdings Ltd.	500	16,927
Singapore Telecommunications Ltd.	10,000	26,040

	SHARES	VALUE (Note 3)
Singapore - 3.1% (continued)
StarHub Ltd.	1,000	$3,026

		148,703

Spain - 2.4%
Abertis Infraestructuras SA	340	5,011
Amadeus IT Holding SA, A Shares	895	20,866
CaixaBank	381	1,435
Endesa SA	148	2,846
Ferrovial SA	390	5,081
Gas Natural SDG SA	438	6,198
Inditex SA	505	62,748
Mapfre SA	1,513	4,148
Repsol SA	400	7,773

		116,106

Sweden - 4.6%
Boliden AB	854	14,282
Elekta AB, B Shares	244	3,221
Getinge AB, B Shares	138	4,166
Hennes & Mauritz AB, B Shares	1,422	49,490
Investor AB, B Shares	2,125	46,829
Lundin Petroleum AB †	118	2,882
Skandinaviska Enskilda Banken AB, Class A	2,396	20,077
Swedbank AB, A Shares	1,359	25,561
Swedish Match AB	114	4,615
Tele2 AB, B Shares	227	4,123
Volvo AB, B Shares	3,301	46,377

		221,623

Switzerland - 7.8%
Compagnie Financiere Richemont SA, Class A	744	44,672
Lindt & Spruengli AG †	1	3,164
Nestle SA	1,591	100,388
Novartis AG	1,309	80,116
Roche Holding AG	470	87,912
Schindler Holding AG	32	3,940
SGS SA	12	24,677
Syngenta AG	94	35,164

		380,033

United Kingdom - 13.0%
Aggreko PLC	133	4,979
ARM Holdings PLC	591	5,516
Associated British Foods PLC	210	4,376
AstraZeneca PLC	50	2,387
Babcock International Group PLC	190	2,849
BG Group PLC	687	13,901
BP PLC	740	5,217
British American Tobacco PLC	1,218	62,585
British Land Co. PLC REIT	245	2,069
British Sky Broadcasting Group PLC	451	5,413
BT Group PLC	5,048	18,818
Bunzl PLC	221	3,963
Burberry Group PLC	203	3,287
Compass Group PLC	1,417	15,664
Croda International PLC	111	4,358
Diageo PLC	1,887	53,134
Experian PLC	1,092	18,183
Fresnillo PLC	272	8,164
G4S PLC	681	2,925
GlaxoSmithKline PLC	2,898	66,893

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 13.0% (continued)
Imperial Tobacco Group PLC	538	$19,931
Intertek Group PLC	94	4,168
Kingfisher PLC	1,009	4,314
Land Securities Group PLC REIT	307	3,784
Legal & General Group PLC	1,967	4,199
Meggitt PLC	501	3,197
National Grid PLC	2,270	25,040
Next PLC	241	13,445
Pearson PLC	343	6,705
Prudential PLC	327	4,246
Randgold Resources Ltd.	40	4,921
Reckitt Benckiser Group PLC	500	28,807
Rexam PLC	527	3,708
Rolls-Royce Holdings PLC †	1,309	17,857
SABMiller PLC	977	42,988
Sage Group PLC/The	697	3,532
Severn Trent PLC	173	4,691
Shire PLC	214	6,313
SSE PLC	372	8,371
Standard Life PLC	762	3,364
Tate & Lyle PLC	322	3,463
Tesco PLC	1,089	5,848
Tullow Oil PLC	321	7,121
United Utilities Group PLC	372	4,301
Vodafone Group PLC	28,963	82,302
Weir Group PLC/The	123	3,521
WM Morrison Supermarkets PLC	1,127	5,196
Wolseley PLC	82	3,508

		633,522

TOTAL COMMON STOCKS (cost $4,490,460)		4,753,720

EXCHANGE-TRADED FUNDS - 1.8%
iShares MSCI EAFE Index Fund (1)
(cost $85,417)	1,643	87,079

MONEY MARKET FUNDS - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $119,584)	119,584	119,584

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.9%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.140% (b)(c)
(cost $43,251)	43,251	43,251

TOTAL INVESTMENTS - 103.1% (cost $4,738,712)		5,003,634

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1%)		(149,619)

NET ASSETS - 100.0%		$4,854,015

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $41,145; cash collateral of $43,251 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$614,081	12.6%
Consumer Staples	892,491	18.4
Energy	485,445	10.0
Financials	788,857	16.2
Health Care	562,482	11.6
Industrials	506,309	10.4
Information Technology	256,075	5.3
Materials	242,470	5.0
Mutual Fund	87,079	1.8
Telecommunication Services	290,415	6.0
Utilities	115,095	2.4
Money Market Funds	162,835	3.4

Total Investments	5,003,634	103.1
Liabilities in Excess of Other Assets	(149,619)	(3.1)

Net Assets	$4,854,015	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2012, the Trust consists of sixteen active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform, after expenses, the MSCI World Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform, after expenses, the MSCI EAFE Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR Emerging Defensive Equity Fund is total return. The Fund pursues a “defensive” strategy that provides exposure to Emerging stock markets with lower volatility and draw-downs relative to its stock market benchmark through active stock selection, risk management and diversification. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR International Defensive Equity Fund is total return. The Fund pursues a “defensive” strategy that provides exposure to International stock markets. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR U.S. Defensive Equity Fund is total return. The Fund pursues a “defensive” strategy that provides exposure the U.S. stock market. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR Diversified Arbitrage Fund is to seek positive absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The Fund offers Class I and Class N shares.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts, and equity swaps across four major asset classes (commodities, currencies, fixed-income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk-Balanced Commodities Strategy Fund is total return. The Fund pursues its investment objective by investing in a portfolio of commodity futures contracts. The Fund seeks to balance risks across commodity sectors, managing risk over time through volatility targeting and drawdown control, and improving returns using information on commodity fundamentals and trends. The fund can go long or short individual commodity contracts, but will always be net long commodities as a whole. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund offers Class I and Class N shares.

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed Small Cap Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

or over-the-counter market that the Adviser determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

The investment objective of the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L shares.

2. Consolidation of Subsidiaries — AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd. and AQR Multi-Strategy Alternative Offshore Fund Ltd.

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd. and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT September 30, 2012	% OF TOTAL NET ASSETS AT September 30, 2012

AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$460,155,470	23.0%
AQR Risk-Balanced Commodities Strategy Offshore Fund, Ltd.	July 9, 2012	6,142,017	24.1%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	184,058,685	20.1%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	112,164,030	14.8%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed-income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: The Funds invest in futures contracts. The Funds, excluding AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund, invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund and the AQR Multi-Strategy Alternative Fund invest in futures as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: The Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

The credit default swaps in which the AQR Diversified Arbitrage Fund is providing protection at September 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

251 or more	750	$5,570

Total	750	$5,570

The credit default swaps in which the AQR Risk Parity Fund is providing protection at September 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	0-5 YEARS EUR	35-40 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

0-250	229,750	68,000	—	$2,703,783
251 or more	141,050	44,725	6,275	(2,562,692)

Total	370,800	112,725	6,275	$141,091

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

The credit default swaps in which the AQR Multi-Strategy Alternative Fund is providing protection at September 30, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

251 or more	36,650	$272,177

Total	36,650	$272,177

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and Money Market Funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended September 30, 2012 for the AQR Diversified Arbitrage Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	(2,541)	$(419,013)
Options written	(12,968)	(2,616,383)
Options expired	15,045	2,794,596
Options exercised	464	240,800
Options outstanding, September 30, 2012	—	$—

Transactions in call and put options written during the period ended September 30, 2012 for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	—	$—
Options written	(1,047)	(231,334)
Options expired	998	205,905
Options exercised	49	25,429
Options outstanding, September 30, 2012	—	$—

Securities Lending: The Trust (excluding the AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Risk-Balanced Commodities Strategy Fund may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

4. Federal Income Tax Matters

At September 30, 2012, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$403,074,531	$63,795,212	$(10,767,628)	$53,027,584
AQR International Equity Fund	593,630,507	58,198,204	(26,258,835)	31,939,369
AQR Emerging Defensive Equity Fund	5,426,867	316,528	(101,280)	215,248
AQR International Defensive Equity Fund	3,195,824	201,524	(23,467)	178,057
AQR U.S. Defensive Equity Fund	2,995,088	94,631	(34,985)	59,646
AQR Diversified Arbitrage Fund	2,589,877,273	75,997,025	(63,112,908)	12,884,117
AQR Managed Futures Strategy Fund	1,740,427,798	—	—	—
AQR Risk-Balanced Commodities Strategy Fund	23,985,585	—	—	—
AQR Risk Parity Fund	816,067,479	13,022,402	—	13,022,402
AQR Multi-Strategy Alternative Fund	743,593,163	46,489,085	(16,099,231)	30,389,854
AQR Momentum Fund	523,180,237	72,423,429	(6,178,131)	66,245,298
AQR Small Cap Momentum Fund	154,260,975	24,321,202	(4,262,309)	20,058,893
AQR International Momentum Fund	105,754,123	13,583,113	(1,414,180)	12,168,933
AQR Tax-Managed Momentum Fund	4,184,781	373,893	(67,573)	306,320
AQR Tax-Managed Small Cap Momentum Fund	3,652,745	355,063	(121,534)	233,529
AQR Tax-Managed International Momentum Fund	4,746,024	324,353	(66,743)	257,610

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

Equities traded outside North America are fair valued daily and therefore are considered Level 2 (Note 3). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Funds based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

Securities for which market quotations or independent pricing service quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The procedures require the Funds’ Valuation Committee (the “VC”) to meet annually and on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. On a monthly basis, model prices are reviewed against available third party model prices, and on a quarterly basis the VC reports to the Funds Board of Trustees regarding the number and materiality of Level 3 positions, discusses the methodology utilized in determining fair value prices and provides the results of back-testing. On a daily basis the Trust’s Fund Accountant compares trade executions prices to the prior night’s valuation price for all positions which were traded and held the previous day.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the relationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of September 30, 2012 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$235,065,460	$170,349,771	$—	$405,415,231
Preferred Stocks†	—	2,369,752	—	2,369,752
Money Market Funds	—	48,317,132	—	48,317,132

Total Assets	$235,065,460	$221,036,655	$—	$456,102,115

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(374,601)	$—	$(374,601)
Total Return Swap Contracts*	—	(153,326)	—	(153,326)
Futures Contracts*	(1,914,654)	—	—	(1,914,654)

Total Liabilities	$(1,914,654)	$(527,927)	$—	$(2,442,581)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$538,470,194	$—	$538,470,194
Preferred Stocks†	—	5,217,033	—	5,217,033
Money Market Funds	—	81,882,649	—	81,882,649
Forward Foreign Currency Exchange Contracts*	$—	$608,360	$—	$608,360

Total Assets	$—	$626,178,236	$—	$626,178,236

LIABILITIES
Total Return Swap Contracts*	$—	$(174,993)	$—	$(174,993)
Futures Contracts*	(3,386,532)	—	—	(3,386,532)

Total Liabilities	$(3,386,532)	$(174,993)	$—	$(3,561,525)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,679,278	$3,361,674	$—	$5,040,952
Exchange-Traded Funds	328,701	—	—	328,701
Preferred Stocks†	31,033	—	—	31,033
Money Market Funds	—	241,429	—	241,429

Total Assets	$2,039,012	$3,603,103	$—	$5,642,115

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$514,051	$2,567,078	$—	$3,081,129
Exchange-Traded Funds	191,118	—	—	191,118
Preferred Stocks†	—	14,304	—	14,304
Money Market Funds	—	87,330	—	87,330

Total Assets	$705,169	$2,668,712	$—	$3,373,881

†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,522,862	$—	$—	$2,522,862
Exchange-Traded Funds	216,471	—	—	216,471
Money Market Funds	—	315,401	—	315,401

Total Assets	$2,739,333	$315,401	$—	$3,054,734

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$849,667,988	$33,480,554	$28,190,769		$911,339,311
Convertible Preferred Stocks†	1,982,442	65,667,272	8,679,936		76,329,650
Corporate Bonds†	—	241,117,695	36,099,143		277,216,838
Convertible Bonds†	—	106,012,436	7,677,129		113,689,565
Bank Loans†	—	13,391,162	—		13,391,162
Closed End Funds†	70,560,501	—	—		70,560,501
Exchange Traded Funds	2,259,720	—	—		2,259,720
Preferred Stocks†	—	2,034,645	—		2,034,645
Rights†	—	—	2,835		2,835
Warrants†	17,903,189	583,738	2,964,046		21,450,973
Money Market Funds	—	1,114,486,190	—		1,114,486,190
Futures Contracts*	1,114,809	—	—		1,114,809

Total Assets	$943,488,649	$1,576,773,692	$83,613,858		$2,603,876,199

LIABILITIES
Common Stocks (Sold Short)†	$(499,467,533)	$(127,030)	$(32,207)		$(499,626,770)
Exchange-Traded Funds (Sold Short)	(41,729,924)	—	—		(41,729,924)
Forward Foreign Currency Exchange Contracts*	—	(332,181)	—		(332,181)
Credit Default Swap Contracts*	—	(1,287,531)	—		(1,287,531)
Total Return Basket Swap Contracts*	—	(1,530,710)	—		(1,530,710)

Total Liabilities	$(541,197,457)	$(3,277,452)	$(32,207	) $	(544,507,116)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and total return basket swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

	Value	Valuation Technique(s)	Unobservable Input(s)	Range
Common Stocks	13,401,396.69	Model Priced at terms of sale Last Trade	Underlying Price Price Liquidity Discount	$0.005 - $2.27 28 50%
Convertible Preferred Stocks	3,679,936.19	Model	Underlying Price Credit Spread Liquidity Discount Volatility	$1.28 - $5.50 8 bps - 30 bps 14.93% - 98.8% 75.0% -150.0%
Corporate Bonds	2,349,787.64	Model Comparable Position	Credit Spread Prior Price	25 bps $62.125
Convertible Bonds	5,832,166.75	Model	Underlying Price Credit Spread Liquidity Discount Volatility	$0.005 - $4.85 12 bps - 40 bps 10.0% - 50.0% 42.0% - 132.0%
Warrants	2,354,771.27	Model	Underlying Price Liquidity Discount Volatility	$0.0258 - $11.76 10.0% - 75.0% 40.0% - 150.0%

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate bonds, convertible bonds, preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	WARRANTS	RIGHTS	SHORT COMMON STOCK
Balance as of December 31, 2011	$13,402,480	$1,181,492	$4,152,274	$4,372,176	$2,984,201	$—	$(64,415)
Accrued discounts/(premiums)	—	(5,281)	84,193	2,653	—	—	—
Realized gain/(loss)	(1,362,385)	—	(7,602)	—	(1,135)	—	—
Change in unrealized appreciation/(depreciation)	(1,692,258)	(156,560)	(6,655,955)	(1,493,234)	(263,039)	—	32,208
Purchases[1]	9,096,073	2,660,285	15,626,901	6,302,001	430	—	—
Sales[2]	(8,379,405)	—	(2,702,510)	(6,300,000)	—	—	—
Transfers in to Level 3	17,126,264	5,000,000	28,659,174	4,793,533	243,589	2,835	—
Transfers out of Level 3	—	—	3,057,332	—	—	—	—

Balance as of September 30, 2012	$28,190,769	$8,679,936	$36,099,143	$7,677,129	$2,964,046	$2,835	$(32,207)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2012 is $(1,692,258), $(156,560), $(6,655,955), $(3,428,058), $(106,185) and $32,208 for common stocks, convertible preferred stock, corporate bonds, convertible bonds, warrants and short common stock, respectively.

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,740,427,797	$—	$1,740,427,797
Forward Foreign Currency Exchange Contracts*	$—	$2,400,715	$—	$2,400,715

Total Assets	$—	$1,742,828,512	$—	$1,742,828,512

LIABILITIES
Total Return Swap Contracts*	$—	$(37,538,182)	$—	$(37,538,182)
Futures Contracts*	(13,036,138)	—	—	(13,036,138)

Total Liabilities	$(13,036,138)	$(37,538,182)	$—	$(50,574,320)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$23,985,585	$—	$23,985,585
Total Return Swap Contracts*	—	570,156	—	570,156
Futures Contracts*	155,119	—	—	155,119

Total Assets	$155,119	$24,555,741	$—	$24,710,860

*	Derivative instruments, including futures and total return swap contracts, are value at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations†	$—	$211,725,810	$—	$211,725,810
U.S. Treasury Obligations†	—	210,391,777	—	210,391,777
Money Market Funds	—	406,972,294	—	406,972,294
Futures Contracts*	$3,452,021	$—	$—	$3,452,021
Credit Default Swap Contracts*	—	141,091	—	141,091
Interest Rate Swap Contracts*	—	10,861,304	—	10,861,304
Total Return Swap Contracts*	—	4,063,929	—	4,063,929

Total Assets	$3,452,021	$844,156,205	$—	$847,608,226

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(77,292)	$—	$(77,292)
Total Return Swap Contracts*	—	(691,298)	—	(691,298)

Total Liabilities	$—	$(768,590)	$—	$(768,590)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$22,280,201	$286,623,282	$—	$308,903,483
Convertible Preferred Stocks†	4,826,415	—	—	4,826,415
Corporate Bonds†	—	93,918,695	—	93,918,695
Convertible Bonds†	—	149,287,691	—	149,287,691
Preferred Stocks†	966,483	1,224,366	—	2,190,849
Rights†	—	680	—	680
Money Market Funds	—	214,855,204	—	214,855,204
Credit Default Swap Contracts*	—	272,177	—	272,177
Total Return Basket Swap Contracts*	—	3,041,845	—	3,041,845

Total Assets	$28,073,099	$749,223,940	$—	$777,297,039

LIABILITIES
Common Stocks (Sold Short)†	$(169,751,698)	$(238,941,675)	$—	$(408,693,373)
Exchange-Traded Funds (Sold Short)	(31,921,025)	—	—	(31,921,025)
Forward Foreign Currency Exchange Contracts*	—	(1,401,169)	—	(1,401,169)
Preferred Stocks (Sold Short)†	—	(331,621)	—	(331,621)
Futures Contracts*	(840,212)	—	—	(840,212)
Total Return Swap Contracts*	—	(176,977)	—	(176,977)
Total Return Basket Swap Contracts*	—	(7,532,708)	—	(7,532,708)

Total Liabilities	$(202,512,935)	$(248,384,150)	$—	$(450,897,085)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and total return basket swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as level 3 and considered quantitatively insignificant to the portfolio.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$486,205,376	$—	$—	$486,205,376
Money Market Funds	—	103,220,159	—	103,220,159

Total Assets	$486,205,376	$103,220,159	$—	$589,425,535

LIABILITIES
Futures Contracts*	$(25,035)	$—	$—	$(25,035)

Total Liabilities	$(25,035)	$—	$—	$(25,035)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$136,000,190	$—	$—	$136,000,190
Money Market Funds	—	38,319,678	—	38,319,678

Total Assets	$136,000,190	$38,319,678	$—	$174,319,868

LIABILITIES
Futures Contracts*	$(10,941)	$—	$—	$(10,941)

Total Liabilities	$(10,941)	$—	$—	$(10,941)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,600,876	$106,280,214	$—	$113,881,090
Exchange-Traded Funds	562,701	—	—	562,701
Money Market Funds	—	3,479,265	—	3,479,265

Total Assets	$8,163,577	$109,759,479	$—	$117,923,056

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$4,041,011	$—	$—	$4,041,011
Exchange-Traded Funds	77,722	—	—	77,722
Money Market Funds	—	372,368	—	372,368

Total Assets	$4,118,733	$372,368	$—	$4,491,101

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,984,780	$—	$—	$2,984,780
Exchange-Traded Funds	73,111	—	—	73,111
Money Market Funds	—	828,383	—	828,383

Total Assets	$3,057,891	$828,383	$—	$3,886,274

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$363,589	$4,390,131	$—	$4,753,720
Exchange-Traded Funds	87,079	—	—	87,079
Money Market Funds	—	162,835	—	162,835

Total Assets	$450,668	$4,552,966	$—	$5,003,634

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended September 30, 2012 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$638,039	$—	$—	$2,552,693	$153,326	$—
AQR International Equity Fund	789,473	—	—	4,176,005	174,993	—
AQR Diversified Arbitrage Fund	1,534,195	—	—	—	1,530,710	—
AQR Managed Futures Strategy Fund	1,118,105	—	—	14,139,211	290,234	—
AQR Risk Parity Fund	688,441	—	—	4,379,701	138,260	—
AQR Multi-Strategy Alternative Fund	5,715,264	3,477,097	—	5,817,402	8,006,450	—
AQR Momentum Fund	—	—	—	25,035	—	—
AQR Small Cap Momentum Fund	—	—	—	10,941	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,063,251	—	—	2,437,852
AQR International Equity Fund	—	—	3,915,958	—	—	3,307,598
AQR Diversified Arbitrage Fund	—	—	1,195,414	—	—	1,527,595
AQR Managed Futures Strategy Fund	—	—	25,438,064	—	—	23,037,349
AQR Risk Parity Fund	—	—	3,203,118	—	—	3,280,410
AQR Multi-Strategy Alternative Fund	—	—	6,464,879	—	—	7,866,048

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	419,386	—	—
AQR Managed Futures Strategy Fund	7,475,589	133,451	—	572,126	321,297	—
AQR Risk Parity Fund	2,250,989	20,511,382	—	—	8,640,461	—
AQR Multi-Strategy Alternative Fund	1,957,041	187,016	—	426,049	203,691	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	34,361	—	—	1,321,892	—
AQR Risk Parity Fund	—	5,137,344	—	—	4,996,253	—
AQR Multi-Strategy Alternative Fund	—	272,177	—	—	—	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	30,211,968	96,796	—	37,130,463	3,431,742	—
AQR Risk-Balanced Commodities Strategy Fund	530,382	881,681	—	375,263	311,525	—
AQR Risk Parity Fund	9,943,796	37,188	—	5,051,504	28,700	—
AQR Multi-Strategy Alternative Fund	3,919,912	—	—	6,188,978	121,812	—

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Netting:
AQR Global Equity Fund	(638,039)	—	(2,063,251)	(638,039)	—	(2,063,251)
AQR International Equity Fund	(789,473)	—	(3,307,598)	(789,473)	—	(3,307,598)
AQR Diversified Arbitrage Fund	(419,386)	(34,361)	(1,195,414)	(419,386)	(34,361)	(1,195,414)
AQR Managed Futures Strategy Fund	(38,805,662)	(230,247)	(23,037,349)	(38,805,662)	(230,247)	(23,037,349)
AQR Risk-Balanced Commodities Strategy Fund	(375,263)	(311,525)	—	(375,263)	(311,525)	—
AQR Risk Parity Fund	(9,431,205)	(13,803,674)	(3,203,118)	(9,431,205)	(13,803,674)	(3,203,118)
AQR Multi-Strategy Alternative Fund	(11,592,217)	(3,936,290)	(6,464,879)	(11,592,217)	(3,936,290)	(6,464,879)

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	—	—	—	1,914,654	153,326	374,601
AQR International Equity Fund	—	—	608,360	3,386,532	174,993	—
AQR Diversified Arbitrage Fund	1,114,809	—	—	—	2,818,241	332,181
AQR Managed Futures Strategy Fund	—	—	2,400,715	13,036,138	3,813,026	—
AQR Risk-Balanced Commodities Strategy Fund	155,119	570,156	—	—	—	—
AQR Risk Parity Fund	3,452,021	11,882,240	—	—	—	77,292
AQR Multi-Strategy Alternative Fund	—	—	—	840,212	4,395,663	1,401,169
AQR Momentum Fund	—	—	—	25,035	—	—
AQR Small Cap Momentum Fund	—	—	—	10,941	—	—

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of September 30, 2012, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED

AQR Global Equity Fund	$(2,442,581)	$12,174,373
AQR International Equity Fund	(2,953,165)	18,865,964
AQR Diversified Arbitrage Fund	(2,035,613)	288,590,280
AQR Managed Futures Strategy Fund	(14,448,449)	169,232,347
AQR Multi-Strategy Alternative Fund	(6,637,044)	82,255,729
AQR Momentum Fund	(25,035)	129,519
AQR Small Cap Momentum Fund	(10,941)	54,437

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

7. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of September 30, 2012, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum and AQR Tax-Managed International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of September 30, 2012, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of their assets for securities sold short to JPMorgan Chase Bank, N.A.

Notes to Schedule of Investments	September 30, 2012 (Unaudited)

8. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2012

By: /s/ Nir Messafi
Nir Messafi
Principal Financial Officer
November 26, 2012